Schedule of Investments(a)
Invesco China Real Estate ETF (TAO)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Diversified Real Estate Activities-25.48%
Chinese Estates Holdings Ltd. (Hong Kong)	137,162	$ 124,758
Far East Consortium International Ltd. (Hong Kong)	331,605	158,010
Hang Lung Properties Ltd. (Hong Kong)	570,267	1,349,193
Henderson Land Development Co. Ltd. (Hong Kong)	473,877	2,466,880
Joy City Property Ltd. (China)	1,024,406	124,323
Kerry Properties Ltd. (Hong Kong)	171,756	649,469
New World Development Co. Ltd. (Hong Kong)	1,648,840	2,338,063
Shenzhen Investment Ltd. (China)	947,921	341,488
Sun Hung Kai Properties Ltd. (Hong Kong)	186,018	3,015,583
Swire Pacific Ltd., Class A (Hong Kong)	140,978	1,615,469
Swire Pacific Ltd., Class B (Hong Kong)	256,538	458,812
Wharf Holdings Ltd. (The) (Hong Kong)	333,434	815,279
Wheelock & Co. Ltd. (Hong Kong)	223,738	1,417,673
		14,875,000
Diversified REITs-0.83%
Sunlight Real Estate Investment Trust (Hong Kong)	294,523	216,343
Yuexiu REIT (Hong Kong)	386,263	266,953
		483,296
Office REITs-0.98%
Champion REIT (Hong Kong)	574,149	426,877
Prosperity REIT (Hong Kong)	348,407	145,097
		571,974
Real Estate Development-53.75%
Agile Group Holdings Ltd. (China)	417,245	542,617
Asian Growth Properties Ltd. (Hong Kong)(b)(c)	76,080	0
China Aoyuan Group Ltd. (China)	369,916	500,915
China Evergrande Group (China)(d)	868,965	2,320,082
China Jinmao Holdings Group Ltd. (China)	1,201,154	782,571
China Overseas Grand Oceans Group Ltd. (China)	403,885	213,606
China Overseas Land & Investment Ltd. (China)	793,644	2,727,299
China Resources Land Ltd. (China)	708,264	3,053,681
China SCE Group Holdings Ltd. (China)	570,864	312,856
China South City Holdings Ltd. (China)	1,262,706	174,213
China Vanke Co., Ltd., Class H (China)	454,475	1,721,430
CIFI Holdings Group Co., Ltd. (China)	1,054,520	680,301
CK Asset Holdings Ltd. (Hong Kong)	364,813	2,765,959
Country Garden Holdings Co. Ltd. (China)	2,058,805	2,808,932
Future Land Development Holdings Ltd. (China)	491,944	417,919
Greentown China Holdings Ltd. (China)	168,756	127,841
Guangzhou R&F Properties Co. Ltd., Class H (China)	292,197	533,785
Hopson Development Holdings Ltd. (China)	191,498	199,133
Jiayuan International Group Ltd. (China)	294,665	127,986
K Wah International Holdings Ltd. (Hong Kong)	341,840	179,045
Kaisa Group Holdings Ltd. (China)	630,018	263,986
KWG Group Holdings Ltd. (China)	347,550	326,776
Landing International Development Ltd. (Hong Kong)(b)	422,201	59,868
Logan Property Holdings Co. Ltd. (China)	362,409	553,713
Longfor Group Holdings Ltd., REGS (China)(e)	428,514	1,598,463
Poly Property Group Co. Ltd. (China)	559,113	207,849
Powerlong Real Estate Holdings Ltd. (China)	448,598	274,503
Ronshine China Holdings Ltd., REGS (China)(e)	183,506	240,521
Shimao Property Holdings Ltd. (China)	304,475	849,880
	Shares	Value
Real Estate Development-(continued)
Shui On Land Ltd. (China)	998,328	$ 214,258
Sino Land Co. Ltd. (Hong Kong)	961,283	1,566,956
Sino-Ocean Group Holding Ltd. (China)	899,449	365,391
Sunac China Holdings Ltd. (China)	665,040	3,041,484
Times China Holdings Ltd. (China)	162,111	287,032
Wang On Properties Ltd. (Hong Kong)	1,093,591	136,910
Yanlord Land Group Ltd. (China)	189,166	179,691
Yuexiu Property Co. Ltd. (China)	1,784,255	405,725
Yuzhou Properties Co. Ltd. (China)	527,077	249,806
Zall Smart Commerce Group Ltd. (China)(d)	1,177,803	153,471
Zhenro Properties Group Ltd., REGS (China)(e)	368,571	215,175
		31,381,629
Real Estate Operating Companies-12.78%
China Dili Group (China)(b)	609,779	180,724
China Logistics Property Holdings Co. Ltd., REGS (China)(b)(e)	456,630	179,668
Hang Lung Group Ltd. (Hong Kong)	247,118	637,691
Hongkong Land Holdings Ltd. (Hong Kong)	336,092	2,056,883
Hysan Development Co. Ltd. (Hong Kong)	178,181	852,448
Red Star Macalline Group Corp. Ltd., Class H, REGS (China)(e)	193,999	170,259
SOHO China Ltd. (China)	539,035	173,529
Swire Properties Ltd. (Hong Kong)	303,286	1,102,273
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	332,643	2,111,979
		7,465,454
Retail REITs-6.18%
Fortune REIT (Hong Kong)	405,663	531,701
Link REIT (Hong Kong)	263,537	3,077,106
		3,608,807
Total Common Stocks & Other Equity Interests (Cost $59,854,021)		58,386,160
Money Market Funds-0.16%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(f) (Cost $90,863)	90,863	90,863
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $59,944,884)		58,477,023
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.21%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(f)(g)	968,126	968,126
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(f)(g)	322,580	322,709
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,290,810)		1,290,835
TOTAL INVESTMENTS IN SECURITIES-102.37% (Cost $61,235,694)		59,767,858
OTHER ASSETS LESS LIABILITIES-(2.37)%		(1,383,077)
NET ASSETS-100.00%		$58,384,781

Invesco China Real Estate ETF (TAO)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
REGS	-Regulation S
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)	All or a portion of this security was out on loan at July 31, 2019.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $2,404,086, which represented 4.12% of the Fund’s Net Assets.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	47.68%
Hong Kong	52.32%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco China Small Cap ETF (HAO)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-3.79%
Bilibili, Inc., ADR (China)(b)(c)	24,548	$ 371,902
Bitauto Holdings Ltd., ADR (China)(b)	10,972	125,191
Changyou.com Ltd., ADR (China)	5,030	39,687
China Communications Services Corp. Ltd., Class H (China)	734,583	516,129
CITIC Telecom International Holdings Ltd. (China)	448,274	185,542
Fang Holdings Ltd., ADR (China)(b)	10,376	21,478
HUYA, Inc., ADR (China)(b)	17,357	393,483
IMAX China Holding, Inc., REGS (Hong Kong)(d)	36,098	83,098
Leyou Technologies Holdings Ltd. (China)(b)	398,639	114,073
NetDragon Websoft Holdings Ltd. (Hong Kong)	80,074	201,313
Sogou, Inc., ADR (China)(b)(c)	17,799	67,102
Sohu.com Ltd., ADR (China)(b)(c)	9,751	118,865
Tian Ge Interactive Holdings Ltd., REGS (China)(b)(d)	173,950	40,888
		2,278,751
Consumer Discretionary-15.55%
361 Degrees International Ltd. (China)	226,506	40,799
Ajisen (China) Holdings Ltd. (Hong Kong)	192,768	82,989
Asia Television Holdings Ltd. (Hong Kong)(b)	1,642,485	10,491
BAIC Motor Corp. Ltd., Class H, REGS (China)(d)	487,093	311,126
Baozun, Inc., ADR (China)(b)(c)	9,448	468,715
Bosideng International Holdings Ltd. (Hong Kong)	1,115,363	387,561
Bright Scholar Education Holdings Ltd., ADR (China)(b)	9,763	89,820
Chaowei Power Holdings Ltd. (China)	165,909	62,524
China Animation Characters Co. Ltd., REGS (Hong Kong)(d)	150,646	41,184
China Dongxiang Group Co. Ltd. (China)	1,120,621	138,863
China Education Group Holdings Ltd., REGS (China)(d)	161,646	253,995
China First Capital Group Ltd. (Hong Kong)(b)	958,167	293,770
China Harmony New Energy Auto Holding Ltd. (China)	218,866	67,103
China Lilang Ltd. (China)	139,698	124,388
China Maple Leaf Educational Systems Ltd. (China)	467,434	169,587
China New Higher Education Group Ltd., REGS (China)(d)	225,457	87,845
China Travel International Investment Hong Kong Ltd. (China)	669,491	124,013
China Yongda Automobiles Services Holdings Ltd. (China)	372,089	347,947
China Yuhua Education Corp. Ltd., REGS (China)(d)	343,303	171,917
China ZhengTong Auto Services Holdings Ltd. (China)	330,468	124,961
Citychamp Watch & Jewellery Group Ltd. (Hong Kong)(b)	411,473	85,681
Cogobuy Group, REGS (China)(b)(d)	156,716	41,242
Cosmo Lady China Holdings Co. Ltd., REGS (China)(d)	254,585	48,784
Crystal International Group Ltd., REGS (Hong Kong)(d)	175,526	78,481
Dah Chong Hong Holdings Ltd. (China)	253,230	80,874
Fu Shou Yuan International Group Ltd. (China)	328,594	282,927
Golden Eagle Retail Group Ltd. (China)	134,436	155,596
	Shares	Value
Consumer Discretionary-(continued)
GOME Retail Holdings Ltd. (China)(b)(c)	3,571,836	$ 383,288
Goodbaby International Holdings Ltd. (China)(b)	274,598	56,478
Grand Baoxin Auto Group Ltd. (China)(b)	198,865	43,696
Haichang Ocean Park Holdings Ltd., REGS (China)(b)(d)	402,462	62,725
Hailiang Education Group, Inc., ADR (China)(b)(c)	1,254	79,378
Hisense Home Appliances Group Co. Ltd., Class H (China)	111,207	122,602
Huayi Tencent Entertainment Co. Ltd. (Hong Kong)(b)	2,058,595	38,658
Imperial Pacific International Holdings Ltd. (Hong Kong)(b)	16,251,567	408,993
JNBY Design Ltd., REGS (China)(d)	55,524	102,282
Jumei International Holding Ltd., ADR (China)(b)	16,687	37,880
Kandi Technologies Group, Inc. (China)(b)(c)	11,706	62,276
Kasen International Holdings Ltd. (China)(c)	229,012	191,919
Li Ning Co. Ltd. (China)	531,443	1,321,156
Ozner Water International Holding Ltd., REGS (China)(b)(d)	325,134	50,673
Pou Sheng International (Holdings) Ltd. (Hong Kong)	624,056	173,794
Q Technology Group Co. Ltd., REGS (China)(b)(d)	119,016	116,767
Qingling Motors Co. Ltd., Class H (China)	226,367	58,414
Shanghai Jin Jiang International Hotels Group Co. Ltd., Class H (China)	372,403	66,603
Skyworth Group Ltd. (Hong Kong)	573,848	157,612
Tarena International, Inc., ADR (China)(b)	9,622	15,299
TCL Electronics Holdings Ltd. (China)	194,422	88,420
Tianneng Power International Ltd. (China)	221,627	178,085
Tuniu Corp., ADR (China)(b)(c)	22,656	70,007
Virscend Education Co. Ltd., REGS (China)(d)	491,926	169,047
Wisdom Education International Holdings Co. Ltd., REGS (China)(d)	169,221	76,743
Xiabuxiabu Catering Management China Holdings Co., Ltd., REGS (China)(b)(d)	89,408	125,639
Xingda International Holdings Ltd. (China)	240,920	64,940
Xinhua Winshare Publishing and Media Co. Ltd., Class H (China)	138,421	96,903
Xtep International Holdings Ltd. (China)	360,109	260,839
Yadea Group Holdings Ltd., REGS (China)(d)	310,052	63,374
Zhongsheng Group Holdings Ltd. (China)	153,733	432,060
		9,349,733
Consumer Staples-6.53%
Ausnutria Dairy Corp. Ltd. (China)(c)	195,944	355,447
China Agri-Industries Holdings Ltd. (China)	679,163	207,361
China Foods Ltd. (China)	229,204	98,382
China Huishan Dairy Holdings Co. Ltd. (China)(b)(e)	1,348,437	0
China Huiyuan Juice Group Ltd. (China)(b)(e)	222,871	0
China Modern Dairy Holdings Ltd. (China)(b)	746,383	118,233
CP Pokphand Co. Ltd. (Hong Kong)	1,991,167	167,883
Dali Foods Group Co. Ltd., REGS (China)(d)	630,866	394,095
Health & Happiness H&H International Holdings Ltd. (China)	59,250	347,799
Tibet Water Resources Ltd. (Hong Kong)(b)	527,088	130,629
Tsingtao Brewery Co. Ltd., Class H (China)	114,479	674,189
Uni-President China Holdings Ltd. (China)	384,506	457,307
Vinda International Holdings Ltd. (Hong Kong)	93,355	184,136

Invesco China Small Cap ETF (HAO)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Yihai International Holding Ltd. (China)(b)	128,754	$ 688,353
Zhou Hei Ya International Holdings Co. Ltd., REGS (China)(d)	183,124	99,657
		3,923,471
Energy-1.95%
Anton Oilfield Services Group (China)	631,202	73,378
China Coal Energy Co. Ltd., Class H (China)	642,050	250,163
China Suntien Green Energy Corp. Ltd., Class H (China)	523,629	133,785
NewOcean Energy Holdings Ltd. (Hong Kong)(b)(c)	276,133	58,557
Sinopec Kantons Holdings Ltd. (China)	305,683	123,790
Sinopec Oilfield Service Corp., Class H (China)(b)	656,131	77,114
Yanzhou Coal Mining Co. Ltd., Class H (China)	515,885	458,688
		1,175,475
Financials-7.80%
Bank of Chongqing Co. Ltd., Class H (China)	150,027	87,970
Bank of Gansu Co. Ltd. (China)(d)	422,110	101,916
Central China Securities Co. Ltd., Class H, REGS (China)(d)	342,111	72,986
China Everbright Bank Co. Ltd., Class H (China)	933,732	422,260
China International Capital Corp. Ltd., Class H, REGS (China)(c)(d)	307,704	588,057
China Merchants Securities Co. Ltd., Class H, REGS (China)(d)	255,691	297,570
China Minsheng Financial Holding Corp. Ltd. (China)(b)	3,082,795	54,741
China Reinsurance Group Corp., Class H (China)	1,863,572	328,534
Chong Sing Holdings FinTech Gr (China)(b)(e)	4,230,158	6,485
Chongqing Rural Commercial Bank Co., Ltd., Class H (China)	771,162	405,880
CSC Financial Co. Ltd., Class H, REGS (China)(d)	243,162	176,751
Everbright Securities Co. Ltd., Class H, REGS (China)(d)	83,681	64,996
Fanhua, Inc., ADR (China)(c)	12,227	414,128
Guotai Junan International Holdings Ltd. (China)	970,535	154,980
Guotai Junan Securities Co., Ltd., Class H, REGS (China)(d)	226,492	368,618
Huishang Bank Corp. Ltd., Class H (China)	267,738	103,977
LexinFintech Holdings Ltd., ADR (China)(b)	16,423	174,084
Noah Holdings Ltd., ADR (China)(b)(c)	1,996	64,551
Orient Securities Co. Ltd., Class H, REGS (China)(d)	252,358	154,744
PPDAI Group, Inc., ADR (China)	18,803	72,956
Qudian, Inc., ADR (China)(b)(c)	16,305	149,028
Sheng Ye Capital Ltd., REGS (China)(d)	99,818	101,375
Yirendai Ltd., ADR (China)(b)(c)	3,330	37,263
Yixin Group Ltd., REGS (China)(b)(d)	586,140	133,283
ZhongAn Online P&C Insurance Co. Ltd., Class H, REGS (China)(b)(d)	67,896	153,522
		4,690,655
Health Care-7.95%
3SBio, Inc., REGS (China)(b)(c)(d)	202,210	346,148
AK Medical Holdings Ltd., REGS (China)(d)	96,126	62,382
Anxin-China Holdings Ltd. (China)(b)(e)	2,827,938	0
	Shares	Value
Health Care-(continued)
China Animal Healthcare Ltd. (China)(b)(e)	863,000	$ 0
China Grand Pharmaceutical and Healthcare Holdings Ltd. (Hong Kong)	445,728	239,721
China Resources Medical Holdings Co. Ltd. (China)	198,813	145,023
China Shineway Pharmaceutical Group Ltd. (China)	89,131	74,808
Consun Pharmaceutical Group Ltd. (China)	93,249	56,703
Dawnrays Pharmaceutical Holdings Ltd. (China)	251,382	47,849
Essex Bio-technology Ltd. (China)	130,272	103,014
Genertec Universal Medical Group Co. Ltd., REGS (China)(d)	273,447	207,848
Genscript Biotech Corp. (China)(b)	297,835	738,129
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (China)	67,046	278,363
Hua Han Health Industry Holdings Ltd. (Hong Kong)(b)(e)	2,279,911	0
Lifetech Scientific Corp. (China)(b)	677,921	128,173
Livzon Pharmaceutical Group, Inc., Class H (China)	48,746	119,313
Luye Pharma Group Ltd., REGS (China)(c)(d)	482,167	376,351
MicroPort Scientific Corp. (China)	123,208	104,354
Shanghai Haohai Biological Technology Co. Ltd., Class H, REGS (China)(d)	12,334	72,637
Sihuan Pharmaceutical Holdings Group Ltd. (China)	1,466,084	303,409
Sinovac Biotech Ltd. (China)(b)(e)	8,228	53,235
SSY Group Ltd. (Hong Kong)	520,203	467,179
Tong Ren Tang Technologies Co. Ltd., Class H (China)(c)	181,806	218,319
United Laboratories International Holdings Ltd. (The) (Hong Kong)	196,623	108,511
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H, REGS (China)(d)	32,562	165,349
Zai Lab Ltd., ADR (China)(b)(c)	11,276	362,185
		4,779,003
Industrials-17.80%
51job, Inc., ADR (China)(b)	7,208	558,980
A-Living Services Co. Ltd., Class U (China)(d)	62,558	125,309
Anhui Expressway Co. Ltd., Class H (China)	120,838	73,788
AviChina Industry & Technology Co. Ltd., Class H (China)	862,296	465,963
BEST, Inc., ADR (China)(b)	51,311	256,555
CAR, Inc. (China)(b)	117,688	84,193
China Aircraft Leasing Group Holdings Ltd., REGS (China)(d)	87,200	94,353
China Eastern Airlines Corp. Ltd., Class H (China)(b)	485,808	269,966
China Energy Engineering Corp. Ltd., Class H (China)	1,904,632	199,517
China High Speed Transmission Equipment Group Co. Ltd., (Hong Kong)(c)	131,059	84,550
China International Marine Containers Group Co. Ltd., Class H (China)	189,103	179,732
China Lesso Group Holdings Ltd. (China)	305,217	283,854
China Machinery Engineering Corp., Class H (China)	223,366	95,876
China Southern Airlines Co., Ltd., Class H (China)	607,672	393,579
CIMC Enric Holdings Ltd. (China)	184,451	134,546
CITIC Resources Holdings Ltd. (China)	717,927	51,360

Invesco China Small Cap ETF (HAO)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
COSCO SHIPPING Development Co. Ltd., Class H (China)	1,150,321	$ 142,543
COSCO SHIPPING Energy Transportation Co. Ltd., Class H (China)	358,709	206,210
COSCO SHIPPING Holdings Co. Ltd., Class H (China)(b)	791,338	297,210
COSCO SHIPPING International Hong Kong Co. Ltd. (China)	161,100	50,422
CSSC Offshore and Marine Engineering Group Co. Ltd., Class H (China)(b)	75,775	70,374
Dalian Port PDA Co. Ltd., Class H (China)(c)	517,887	66,821
Dongfang Electric Corp. Ltd., Class H (China)	103,630	62,486
Dongjiang Environmental Co. Ltd., Class H (China)	61,018	55,188
Greentown Service Group Co. Ltd., REGS (China)(d)	366,347	311,221
Guangshen Railway Co. Ltd., Class H (China)	439,167	143,623
Haitian International Holdings Ltd. (China)	201,404	410,635
Harbin Electric Co. Ltd., Class H (China)(b)	216,865	71,200
Jiangsu Expressway Co. Ltd., Class H (China)	376,345	508,659
Lonking Holdings Ltd. (China)	497,780	130,996
Metallurgical Corp.of China Ltd., Class H (China)	882,576	216,475
Qingdao Port International Co., Ltd., Class H, REGS (China)(d)	337,628	241,536
Qinhuangdao Port Co. Ltd., Class H (China)	205,135	39,571
Sany Heavy Equipment International Holdings Co. Ltd. (China)	283,766	112,377
Seaspan Corp. (Hong Kong)	20,484	207,913
Shanghai Electric Group Co. Ltd., Class H (China)	756,983	264,000
Shanghai Industrial Holdings Ltd. (China)	137,576	283,310
Shenzhen Expressway Co. Ltd., Class H (China)	216,713	258,021
Shenzhen International Holdings Ltd. (China)	307,049	570,331
Shougang Concord International Enterprises Co. Ltd. (China)	2,527,837	98,493
Sichuan Expressway Co. Ltd., Class H (China)	262,979	79,956
SingAsia Holdings Ltd. (Singapore)(b)	110,738	1,599
Sinopec Engineering Group Co. Ltd., Class H (China)	371,909	293,141
Sinotrans Ltd., Class H (China)	657,214	228,365
Sinotruk Hong Kong Ltd. (China)	203,577	302,197
SITC International Holdings Co. Ltd. (China)	393,884	434,747
Tianjin Port Development Holdings Ltd. (China)	487,725	50,468
Xinjiang Goldwind Science & Technology Co. Ltd., Class H (China)	237,232	266,995
Yuexiu Transport Infrastructure Ltd. (China)	204,772	162,972
Zhejiang Expressway Co., Ltd., Class H (China)	440,182	428,491
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H (China)	400,057	281,086
		10,701,753
Information Technology-10.96%
21Vianet Group, Inc., ADR (China)(b)	17,876	131,567
AGTech Holdings Ltd. (Hong Kong)(b)	961,577	55,892
BYD Electronic International Co. Ltd. (China)	193,541	307,078
Camsing International Holding Ltd. (Hong Kong)(e)	122,874	18,208
Cheetah Mobile, Inc., ADR (China)(b)	11,864	38,677
China Railway Signal & Communication Corp. Ltd., Class H, REGS (China)(d)	435,038	291,770
	Shares	Value
Information Technology-(continued)
Chinasoft International Ltd. (China)	686,967	$ 346,647
Comba Telecom Systems Holdings Ltd. (Hong Kong)(b)(c)	430,985	109,014
Daqo New Energy Corp., ADR (China)(b)	2,886	121,068
Digital China Holdings Ltd. (Hong Kong)(b)	313,137	174,812
FIT Hon Teng Ltd., REGS (Taiwan)(d)	479,066	198,899
GCL-Poly Energy Holdings Ltd. (China)(b)	4,015,858	230,858
GDS Holdings Ltd., ADR (China)(b)(c)	19,706	811,493
Hi Sun Technology China Ltd. (Hong Kong)(b)	562,933	99,241
Hollysys Automation Technologies Ltd. (China)	16,837	291,112
Hua Hong Semiconductor Ltd., REGS (China)(d)	138,812	290,112
JinkoSolar Holding Co. Ltd., ADR (China)(b)(c)	8,417	164,889
Ju Teng International Holdings Ltd. (China)	262,353	62,338
Kingboard Laminates Holdings Ltd. (Hong Kong)	235,890	196,477
Kingdee International Software Group Co. Ltd. (China)	562,118	543,598
Legend Holdings Corp., Class H, REGS (China)(d)	167,863	396,718
Legend Holdings Corp., Rts., expiring 12/31/2049 (China)(b)(e)	13,210	0
Link Motion, Inc., ADR (China)(b)(e)	35,350	0
Meitu, Inc., REGS (China)(b)(c)(d)	478,016	141,062
Nanjing Sample Technology Co. Ltd., Class H (China)	54,908	40,894
National Agricultural Holdings Ltd. (China)(b)(e)	308,064	0
O-Net Technologies Group Ltd. (China)	121,936	66,982
Shanghai Fudan Microelectronics Group Co. Ltd., Class H (China)(b)	81,390	79,852
Wasion Holdings Ltd. (China)	142,377	52,019
Xinyi Solar Holdings Ltd. (China)	915,394	505,181
Xunlei Ltd., ADR (China)(b)(c)	9,830	21,921
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H, REGS (China)(d)	52,684	96,916
ZTE Corp., Class H (China)(b)	231,903	702,117
		6,587,412
Materials-9.36%
Aluminum Corp.of China Ltd., Class H (China)(b)	1,211,806	400,948
Angang Steel Co. Ltd., Class H (China)	431,979	165,554
BBMG Corp., Class H (China)	716,515	210,527
Beijing Enterprises Clean Energy Group Ltd. (China)(b)	9,732,422	131,790
China BlueChemical Ltd., Class H (China)	512,531	141,426
China Hongqiao Group Ltd. (China)	607,364	446,140
China Metal Resources Utilization Ltd., REGS (China)(b)(d)	335,966	156,654
China Molybdenum Co. Ltd., Class H (China)	1,111,066	320,777
China Oriental Group Co. Ltd. (China)	354,668	159,032
China Sanjiang Fine Chemicals Co. Ltd. (China)	210,696	45,757
China Zhongwang Holdings Ltd. (China)	434,408	222,534
CPMC Holdings Ltd. (China)	214,603	82,245
Dongyue Group Ltd. (China)	356,514	194,017
Fufeng Group Ltd. (China)	367,341	181,139
Greatview Aseptic Packaging Co. Ltd. (China)	229,691	126,467
Huabao International Holdings Ltd. (Hong Kong)	248,909	104,932
Jiangxi Copper Co. Ltd., Class H (China)	366,742	456,794

Invesco China Small Cap ETF (HAO)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Materials-(continued)
Jinchuan Group International Resources Co. Ltd. (China)	1,198,734	$ 98,007
Lee & Man Paper Manufacturing Ltd. (China)	402,959	247,606
Maanshan Iron & Steel Co. Ltd., Class H (China)	532,708	204,157
MMG Ltd. (China)(b)	667,593	210,651
Shandong Chenming Paper Holdings Ltd., Class H (China)	99,911	43,906
Shougang Fushan Resources Group Ltd. (China)	1,042,330	217,044
Silver Grant International Holdings Group Ltd. (China)(b)	386,968	73,657
Sinofert Holdings Ltd. (China)(b)(c)	535,754	60,229
Sinopec Shanghai Petrochemical Co. Ltd., Class H (China)	945,884	331,088
Tiangong International Co. Ltd. (China)	312,220	96,922
West China Cement Ltd. (China)	701,598	119,205
Zhaojin Mining Industry Co. Ltd., Class H (China)	322,383	376,832
		5,626,037
Real Estate-14.82%
Beijing Capital Land Ltd., Class H (China)(c)	263,802	97,394
Beijing North Star Co. Ltd., Class H (China)	222,596	83,887
C C Land Holdings Ltd. (Hong Kong)	499,764	114,919
Central China Real Estate Ltd. (China)	215,480	101,300
China Aoyuan Group Ltd. (China)	394,688	534,459
China Dili Group (China)(b)	647,924	192,029
China Logistics Property Holdings Co. Ltd., REGS (China)(b)(d)	485,607	191,069
China Overseas Grand Oceans Group Ltd. (China)	430,554	227,710
China Overseas Property Holdings Ltd. (China)	393,621	201,137
China SCE Group Holdings Ltd. (China)	608,965	333,737
China South City Holdings Ltd. (China)	1,362,740	188,015
Colour Life Services Group Co. Ltd., REGS (China)(d)	120,974	83,607
Fantasia Holdings Group Co. Ltd. (China)	438,745	72,303
Future Land Development Holdings Ltd. (China)	526,462	447,243
Greentown China Holdings Ltd. (China)	179,612	136,064
Guorui Properties Ltd., REGS (China)(d)	216,914	38,795
Hopson Development Holdings Ltd. (China)	205,954	214,165
Jiayuan International Group Ltd. (China)	314,317	136,522
Joy City Property Ltd. (China)	1,090,695	132,368
Kaisa Group Holdings Ltd. (China)	670,880	281,108
KWG Group Holdings Ltd. (China)	370,174	348,047
Logan Property Holdings Co. Ltd. (China)	388,070	592,920
LVGEM China Real Estate Investment Co. Ltd. (China)	292,092	103,734
Mingfa Group International Co. Ltd. (Hong Kong)(b)(e)	563,025	0
Minmetals Land Ltd. (China)	387,580	60,405
Poly Property Group Co. Ltd. (China)	594,904	221,154
Powerlong Real Estate Holdings Ltd. (China)	479,312	293,298
Red Star Macalline Group Corp. Ltd., Class H, REGS (China)(d)	206,345	181,095
Redco Properties Group Ltd., REGS (China)(d)	272,820	108,739
Ronshine China Holdings Ltd., REGS (China)(d)	195,573	256,337
Shanghai Industrial Urban Development Group Ltd. (China)	425,265	68,995
Shenzhen Investment Ltd. (China)	1,009,255	363,584
	Shares	Value
Real Estate-(continued)
Shui On Land Ltd. (China)	1,065,532	$ 228,681
Sino-Ocean Group Holding Ltd. (China)	958,224	389,268
Skyfame Realty Holdings Ltd. (China)	657,907	99,175
SOHO China Ltd. (China)	580,339	186,826
Suncity Group Holdings Ltd. (China)(b)(c)	452,950	83,324
Sunshine 100 China Holdings Ltd., REGS (China)(b)(c)(d)	238,086	44,406
Times China Holdings Ltd. (China)	173,035	306,374
Xinyuan Real Estate Co. Ltd., ADR (China)	10,197	42,725
Yanlord Land Group Ltd. (China)	204,025	193,805
Yuexiu Property Co. Ltd. (China)	1,901,016	432,275
Yuzhou Properties Co. Ltd. (China)	560,933	265,852
Zhenro Properties Group Ltd., REGS (China)(d)	392,580	229,192
		8,908,042
Utilities-3.50%
Beijing Jingneng Clean Energy Co. Ltd., Class H (China)	607,300	105,511
China Datang Corp. Renewable Power Co. Ltd., Class H (China)	693,098	67,292
China Everbright Greentech Ltd., REGS (China)(d)	184,106	116,891
China Oil & Gas Group Ltd. (China)	1,351,775	62,167
China Power International Development Ltd. (China)	1,323,683	333,123
China Tian Lun Gas Holdings Ltd. (China)	103,472	116,189
China Water Affairs Group Ltd. (Hong Kong)	262,593	234,821
Concord New Energy Group Ltd. (Hong Kong)	1,894,868	93,195
Datang International Power Generation Co. Ltd., Class H (China)	862,918	195,118
Huadian Fuxin Energy Corp. Ltd., Class H (China)	623,576	116,305
Huadian Power International Corp. Ltd., Class H (China)	501,748	210,880
Huaneng Renewables Corp. Ltd., Class H (China)	1,468,867	401,561
SIIC Environment Holdings Ltd. (Singapore)	285,964	49,104
		2,102,157
Total Common Stocks & Other Equity Interests (Cost $71,209,646)		60,122,489
Money Market Funds-0.19%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(f) (Cost $112,400)	112,400	112,400
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $71,322,046)		60,234,889
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.11%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(f)(g)	3,206,136	3,206,136

Invesco China Small Cap ETF (HAO)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(f)(g)	1,068,285	$ 1,068,712
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,274,792)		4,274,848
TOTAL INVESTMENTS IN SECURITIES-107.31% (Cost $75,596,838)		64,509,737
OTHER ASSETS LESS LIABILITIES-(7.31)%		(4,395,517)
NET ASSETS-100.00%		$60,114,220
Investment Abbreviations:
ADR	-American Depositary Receipt
REGS	-Regulation S
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $9,458,776, which represented 15.73% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	91.44%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco China Technology ETF (CQQQ)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Capital Markets-0.65%
Hithink RoyalFlush Information Network Co., Ltd., Class A (China)	250,500	$ 3,328,479
Diversified Telecommunication Services-0.14%
Dr Peng Telecom & Media Group Co., Ltd., Class A (China)(b)	667,401	708,547
Electrical Equipment-1.04%
Guangdong LY Intelligent Manufacturing Co., Ltd., Class A (China)(b)	3,179,800	2,830,902
Qingdao TGOOD Electric Co., Ltd., Class A (China)	464,718	1,262,105
Sieyuan Electric Co., Ltd. (China)	354,220	544,796
Suzhou Anjie Technology Co., Ltd., Class A (China)	342,300	711,892
		5,349,695
Electronic Equipment, Instruments & Components-16.20%
All Winner Technology Co. Ltd., Class A (China)	132,023	455,767
BOE Technology Group Co., Ltd. (China)	15,775,674	9,279,134
Chaozhou Three-Circle Group Co., Ltd., Class A (China)	812,090	2,457,912
Guangdong Ellington Electronics Technology Co., Ltd., Class A (China)	315,400	470,432
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A (China)	108,800	1,235,505
Hangzhou Century Co., Ltd., Class A (China)	376,360	536,213
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (China)	4,355,197	19,525,805
Hengdian Group DMEGC Magnetics Co., Ltd. (China)	765,700	755,080
Leyard Optoelectronic Co., Ltd., Class A (China)	1,184,700	1,209,562
Nanjing Huadong Electronics Information & Technology Co., Ltd., Class A (China)(b)	923,800	292,482
OFILM Group Co., Ltd., Class A (China)(b)	1,263,873	1,556,553
Shengyi Technology Co., Ltd., Class A (China)	986,498	2,722,164
Shennan Circuits Co., Ltd., Class A (China)	56,560	968,145
Shenzhen Everwin Precision Technology Co., Ltd., Class A (China)	423,900	707,988
Sunny Optical Technology Group Co., Ltd. (China)	2,222,896	26,238,913
Tianma Microelectronics Co., Ltd., Class A (China)	954,200	2,034,370
Tunghsu Optoelectronic Technology Co., Ltd., Class A (China)	2,553,100	1,787,226
Unigroup Guoxin Microelectronics Co., Ltd., Class A (China)	282,700	1,993,332
Unisplendour Corp. Ltd., Class A (China)	441,856	2,075,963
Universal Scientific Industrial Shanghai Co., Ltd., Class A (China)	382,300	765,100
Westone Information Industry Inc., Class A (China)	390,500	1,463,205
Wuhan Guide Infrared Co., Ltd. (China)	436,223	1,216,394
WUS Printed Circuit Kunshan Co., Ltd., Class A, REGS (China)	803,600	1,911,694
Xiamen Meiya Pico Information Co., Ltd., Class A (China)	370,280	943,245
Zhejiang Crystal-Optech Co., Ltd., Class A (China)	522,470	874,135
		83,476,319
	Shares	Value
Entertainment-5.02%
Hangzhou Shunwang Technology Co., Ltd., Class A (China)(b)	323,500	$ 745,617
NetEase, Inc., ADR (China)	108,920	25,140,914
		25,886,531
Health Care Technology-0.29%
Winning Health Technology Group Co., Ltd., Class A (China)	755,838	1,507,175
Interactive Media & Services-38.45%
58.com, Inc., ADR (China)(b)	331,432	18,686,136
Autohome, Inc., ADR (China)(b)(c)	228,088	19,387,480
Baidu, Inc., ADR (China)(b)	344,605	38,492,379
Momo, Inc., ADR (China)	627,079	21,301,874
SINA Corp. (China)(b)	399,603	15,632,469
Tencent Holdings Ltd. (China)	1,155,256	54,339,639
Weibo Corp., ADR (China)(b)(c)	340,947	13,354,894
YY, Inc., ADR (China)(b)	263,839	16,935,825
		198,130,696
Internet & Direct Marketing Retail-16.35%
Alibaba Group Holding Ltd., ADR (China)(b)	277,287	48,001,152
Hangzhou Lianluo Interactive Information Technology Co., Ltd., Class A (China)(b)	1,014,300	517,057
Meituan Dianping, Class B (China)(b)	4,374,998	35,741,530
		84,259,739
IT Services-6.18%
Beijing Lanxum Technology Co., Ltd., Class A (China)(b)	404,600	527,675
Beijing Teamsun Technology Co., Ltd., Class A (China)(b)	513,600	831,696
Beijing Ultrapower Software Co., Ltd., Class A (China)(b)	913,700	496,295
China TransInfo Technology Co., Ltd., Class A (China)	445,271	1,034,040
DHC Software Co., Ltd., Class A (China)	1,451,500	1,422,936
GDS Holdings Ltd., ADR (China)(b)(c)	290,935	11,980,703
Taiji Computer Corp. Ltd., Class A (China)	192,900	774,906
TravelSky Technology Ltd., Class H (China)	6,206,989	12,242,863
Wangsu Science & Technology Co., Ltd., Class A (China)	1,133,345	1,749,685
Wonders Information Co., Ltd., Class A (China)	512,300	813,966
		31,874,765
Media-1.13%
China Literature Ltd., REGS (China)(b)(c)(d)	1,439,919	5,803,529
Metals & Mining-0.22%
Shenghe Resources Holding Co., Ltd., Class A (China)	817,709	1,154,329
Pharmaceuticals-0.00%
Anxin-China Holdings Ltd. (China)(b)(e)	2,144,054	0
Real Estate Management & Development-0.17%
Shenzhen Huaqiang Industry Co., Ltd., Class A (China)	452,420	872,578
Semiconductors & Semiconductor Equipment-3.28%
Beijing Jingyuntong Technology Co., Ltd., Class A (China)	797,400	383,327
Gigadevice Semiconductor Beijing, Inc., Class A (China)	116,888	1,660,249
Jiangsu Changjiang Electronics Technology Co., Ltd., Class A (China)(b)	746,802	1,530,372

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
LONGi Green Energy Technology Co., Ltd., Class A (China)	1,688,432	$ 6,309,397
Sanan Optoelectronics Co., Ltd., Class A (China)(b)	1,900,015	3,159,563
Shenzhen Goodix Technology Co., Ltd., Class A (China)	83,600	1,955,989
Tianjin Zhonghuan Semiconductor Co., Ltd., Class A (China)	1,297,525	1,918,351
		16,917,248
Software-6.44%
Beijing Orient National Communication Science & Technology Co., Ltd., Class A (China)	492,300	865,842
Beijing Shiji Information Technology Co., Ltd., Class A (China)	497,003	2,584,083
Bluedon Information Security Technology Co., Ltd., Class A (China)	571,100	469,454
China National Software & Service Co., Ltd., Class A (China)	230,400	1,625,900
Glodon Co., Ltd., Class A (China)	524,825	2,673,860
Hundsun Technologies, Inc., Class A (China)	374,167	3,863,123
Iflytek Co., Ltd., Class A (China)(b)	974,800	4,650,669
Link Motion, Inc., ADR (China)(b)(e)	367,331	0
National Agricultural Holdings Ltd. (China)(b)(e)	534,446	0
Newland Digital Technology Co., Ltd., Class A (China)	486,400	1,232,689
NSFOCUS Information Technology Co., Ltd., Class A (China)	345,900	781,672
Sangfor Technologies, Inc., Class A (China)	66,600	950,033
Shanghai 2345 Network Holding Group Co., Ltd. (China)	1,562,600	835,142
Shanghai Baosight Software Co. Ltd., Class B (China)	1,979,631	3,573,234
Shenzhen Infogem Technologies Co., Ltd., Class A (China)	329,300	568,641
Shenzhen Kingdom Sci-Tech Co., Ltd., Class A (China)(b)	397,400	1,155,464
Thunder Software Technology Co., Ltd., Class A (China)	167,600	783,780
Venustech Group, Inc., Class A (China)	417,735	1,752,115
Yonyou Network Technology Co., Ltd., Class A (China)	1,158,503	4,837,261
		33,202,962
Technology Hardware, Storage & Peripherals-4.28%
BOE Technology Group Co. Ltd., Class B (China)	6,218,439	2,430,847
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
China Greatwall Technology Group Co., Ltd., Class A (China)	1,367,846	$ 1,885,246
Dawning Information Industry Co., Ltd., Class A (China)	374,400	1,933,580
Focus Media Information Technology Co., Ltd., Class A (China)	6,838,060	5,025,137
Inspur Electronic Information Industry Co., Ltd., Class A (China)	600,658	1,865,089
Legend Holdings Corp., Class H, REGS (China)(d)	3,433,791	8,115,220
Legend Holdings Corp., Rts., expiring 12/31/2049 (China)(b)(e)	122,862	0
Shenzhen Kaifa Technology Co., Ltd., Class A (China)	685,417	812,287
		22,067,406
Trading Companies & Distributors-0.07%
Zhejiang NetSun Co., Ltd., Class A, REGS (China)	117,808	365,803
Total Common Stocks & Other Equity Interests (Cost $544,964,400)		514,905,801

Money Market Funds-0.12%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(f) (Cost $623,630)	623,630	623,630
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $545,588,030)		515,529,431
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.95%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(f)(g)	18,484,276	18,484,276
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(f)(g)	7,008,314	7,011,117
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,495,196)		25,495,393
TOTAL INVESTMENTS IN SECURITIES-104.98% (Cost $571,083,226)		541,024,824
OTHER ASSETS LESS LIABILITIES-(4.98)%		(25,666,941)
NET ASSETS-100.00%		$515,357,883

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
REGS	-Regulation S
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $13,918,749, which represented 2.70% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	99.91%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco DWA Developed Markets Momentum ETF (PIZ)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Australia-9.75%
Aristocrat Leisure Ltd.	50,635	$ 1,065,520
CSL Ltd.	24,741	3,893,757
Evolution Mining Ltd.	402,586	1,358,910
Magellan Financial Group Ltd.	143,691	6,099,867
Ramsay Health Care Ltd.	107,812	5,408,241
		17,826,295
Canada-15.89%
Algonquin Power & Utilities Corp.	81,088	1,015,182
CAE, Inc.	35,323	957,351
Canadian Apartment Properties REIT	43,401	1,609,917
Canadian National Railway Co.	30,088	2,862,272
CGI, Inc., Class A(a)	16,572	1,281,943
Constellation Software, Inc.	4,944	4,727,664
Dollarama, Inc.	32,722	1,218,525
Kirkland Lake Gold Ltd.	99,122	4,119,924
Pembina Pipeline Corp.(b)	90,203	3,289,664
Royal Bank of Canada	17,635	1,399,627
Shopify, Inc., Class A(a)	7,006	2,237,663
Toromont Industries Ltd.	48,112	2,425,476
Toronto-Dominion Bank (The)	32,352	1,900,740
		29,045,948
Denmark-4.96%
Chr Hansen Holding A/S	8,338	730,634
Coloplast A/S, Class B	10,136	1,187,408
DSV A/S	10,170	974,882
GN Store Nord A/S	50,318	2,403,254
Novo Nordisk A/S, Class B	30,799	1,487,908
Novozymes A/S, Class B	23,771	1,110,458
SimCorp A/S	12,915	1,170,270
		9,064,814
Finland-4.47%
Elisa Oyj	28,768	1,358,423
Huhtamaki Oyj	23,103	881,730
Kone Oyj, Class B	82,294	4,717,738
Neste Oyj	36,318	1,207,492
		8,165,383
France-7.87%
Airbus S.E.	7,288	1,036,299
Dassault Systemes S.E.	5,917	900,910
Hermes International	4,195	2,965,127
Kering S.A.	2,234	1,160,666
LVMH Moet Hennessy Louis Vuitton S.E.	2,244	933,243
Pernod Ricard S.A.	9,415	1,658,014
Safran S.A.	7,973	1,149,139
Teleperformance	5,593	1,177,257
Ubisoft Entertainment S.A.(a)	16,831	1,400,975
Vinci S.A.	19,498	2,009,841
		14,391,471
Germany-4.61%
adidas AG	9,533	3,073,295
Hannover Rueck S.E.	5,911	931,257
MTU Aero Engines AG	4,660	1,172,284
Symrise AG	9,625	896,792
Wirecard AG	13,944	2,344,406
		8,418,034
Hong Kong-3.31%
Jardine Matheson Holdings Ltd.	65,987	4,017,948
	Shares	Value
Hong Kong-(continued)
Link REIT	79,340	$ 925,229
Techtronic Industries Co. Ltd.	147,648	1,105,525
		6,048,702
Ireland-1.27%
Kerry Group PLC, Class A	8,126	946,604
Kingspan Group PLC	27,823	1,364,986
		2,311,590
Israel-1.27%
Nice Ltd.(a)	15,188	2,329,401
Italy-0.48%
Snam S.p.A.	177,903	878,018
Japan-8.48%
Asahi Intecc Co. Ltd.	129,202	3,363,616
Hikari Tsushin, Inc.	8,481	1,875,880
Japan Hotel REIT Investment Corp.	1,254	1,046,307
Keyence Corp.	1,621	926,914
M3, Inc.	89,393	1,816,279
NEXON Co., Ltd.(a)	70,031	1,113,375
OBIC Co. Ltd.	7,954	843,604
Oriental Land Co. Ltd.	11,536	1,523,188
PeptiDream, Inc.(a)	19,814	1,109,044
Shiseido Co. Ltd.	11,642	858,642
SoftBank Group Corp.	20,090	1,020,014
		15,496,863
Luxembourg-0.58%
Eurofins Scientific S.E.(b)	2,493	1,068,052
Netherlands-2.55%
argenx SE(a)(b)	18,917	2,677,003
ASML Holding N.V.	8,860	1,976,559
		4,653,562
New Zealand-7.35%
a2 Milk Co. Ltd.(a)	384,393	4,540,236
Auckland International Airport Ltd.	645,795	3,957,917
Ryman Healthcare Ltd.	580,059	4,931,815
		13,429,968
Singapore-0.52%
Singapore Technologies Engineering Ltd.	306,818	947,167
South Africa-0.51%
Anglo American PLC	37,606	934,795
Sweden-2.69%
Fabege AB	63,356	983,896
Hexagon AB, Class B	28,563	1,395,484
Nibe Industrier AB, Class B	84,477	1,201,473
Tele2 AB, Class B	92,942	1,337,560
		4,918,413
Switzerland-9.06%
EMS-Chemie Holding AG	1,691	1,060,244
Givaudan S.A.	476	1,268,843
Lonza Group AG(a)	3,047	1,047,142
Nestle S.A.	9,242	985,245
Partners Group Holding AG	1,996	1,598,262
Schindler Holding AG, PC	9,756	2,261,439
Sika AG	7,021	1,019,170
Sonova Holding AG	8,431	1,954,459
Straumann Holding AG	1,093	895,240

Invesco DWA Developed Markets Momentum ETF (PIZ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Switzerland-(continued)
Temenos AG	10,619	$ 1,873,750
Vifor Pharma AG	17,473	2,598,927
		16,562,721
United Kingdom-14.11%
Compass Group PLC	40,871	1,037,298
Croda International PLC	47,698	2,732,679
Diageo PLC	23,164	973,147
Halma PLC	44,724	1,091,520
Hiscox Ltd.	48,385	1,008,882
HomeServe PLC	60,516	845,468
InterContinental Hotels Group PLC	75,503	5,271,457
Intermediate Capital Group PLC	87,381	1,489,027
Legal & General Group PLC	294,757	941,344
London Stock Exchange Group PLC	13,880	1,127,491
Persimmon PLC	38,444	942,946
Reckitt Benckiser Group PLC	20,709	1,615,757
Rightmove PLC	373,264	2,415,016
Rolls-Royce Holdings PLC(a)	90,313	950,801
Spirax-Sarco Engineering PLC	30,491	3,350,473
		25,793,306
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $156,680,032)		182,284,503
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.41%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)(d)	4,666,878	$ 4,666,878
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)(d)	1,555,004	1,555,626
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,222,403)		6,222,504
TOTAL INVESTMENTS IN SECURITIES-103.14% (Cost $162,902,435)		188,507,007
OTHER ASSETS LESS LIABILITIES-(3.14)%		(5,736,328)
NET ASSETS-100.00%		$182,770,679

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco DWA Emerging Markets Momentum ETF (PIE)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.70%
Brazil-15.17%
Bradespar S.A., Preference Shares	306,300	$ 2,574,073
Centrais Eletricas Brasileiras S.A.	110,900	1,160,993
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	147,700	949,965
Cia Energetica de Minas Gerais, ADR	233,103	853,157
Cia Energetica de Minas Gerais, Preference Shares	226,200	850,069
Cia Paranaense de Energia, Class B, Preference Shares	74,000	966,645
Cia Siderurgica Nacional S.A.	206,300	906,325
Equatorial Energia S.A.	104,600	2,627,093
Gol Linhas Aereas Inteligentes S.A., ADR	65,629	1,409,711
IRB Brasil Resseguros S.A.	40,600	1,025,089
Linx S.A.	90,800	781,885
Magazine Luiza S.A.	90,400	6,336,121
Natura Cosmeticos S.A.	55,800	907,161
Petroleo Brasileiro S.A., Preference Shares	182,500	1,264,976
Rumo S.A.(a)	532,000	3,099,304
		25,712,567
China-30.01%
Anhui Conch Cement Co. Ltd., Class H	142,000	829,916
ANTA Sports Products Ltd.	514,881	3,867,577
Ausnutria Dairy Corp. Ltd.	1,591,374	2,886,791
China Aoyuan Group Ltd.	658,837	892,151
China Merchants Bank Co. Ltd., Class H	202,658	1,016,151
China Overseas Land & Investment Ltd.	261,234	897,711
China Resources Beer Holdings Co. Ltd.	298,000	1,408,551
China SCE Group Holdings Ltd.	2,158,557	1,182,975
China Vanke Co., Ltd., Class H	233,861	885,803
Future Land Development Holdings Ltd.	690,000	586,172
Guangdong Investment Ltd.	1,274,867	2,687,222
JinkoSolar Holding Co. Ltd., ADR(a)(b)	41,945	821,703
Li Ning Co. Ltd.	709,230	1,763,131
Logan Property Holdings Co. Ltd.	1,194,938	1,825,708
Longfor Group Holdings Ltd., REGS(c)	281,628	1,050,542
New Oriental Education & Technology Group, Inc., ADR(a)	25,503	2,660,218
Ping An Insurance (Group) Co. of China Ltd., Class H(b)	90,310	1,077,550
Shenzhen Expressway Co. Ltd., Class H	978,810	1,165,384
Shenzhen International Holdings Ltd.	590,500	1,096,829
Shenzhou International Group Holdings Ltd.	302,075	4,194,682
SITC International Holdings Co. Ltd.	1,786,728	1,972,091
TAL Education Group, ADR(a)	114,799	3,696,528
Tencent Holdings Ltd.	104,657	4,922,739
Times China Holdings Ltd.	1,001,042	1,772,435
Weichai Power Co. Ltd., Class H	580,520	904,757
Wuxi Biologics Cayman, Inc., REGS(a)(c)	96,330	1,038,010
Yihai International Holding Ltd.(a)	700,074	3,742,779
		50,846,106
Egypt-0.55%
Egypt Kuwait Holding Co. S.A.E.	758,946	929,709
Hong Kong-0.85%
Bosideng International Holdings Ltd.	4,144,058	1,439,957
Hungary-0.61%
OTP Bank Nyrt	24,532	1,031,426
	Shares	Value
India-2.11%
HDFC Bank Ltd., ADR	13,313	$ 1,530,729
WNS (Holdings) Ltd., ADR(a)	32,580	2,053,191
		3,583,920
Indonesia-1.68%
Ace Hardware Indonesia Tbk PT	7,373,500	965,283
PT Bank Central Asia Tbk	417,200	921,192
PT Bank Rakyat Indonesia (Persero) Tbk	3,022,100	965,899
		2,852,374
Malaysia-3.54%
Fraser & Neave Holdings Bhd	119,900	1,002,436
Hong Leong Bank Bhd	193,400	841,746
Sunway Bhd	10,330,800	4,155,853
		6,000,035
Mexico-0.58%
Grupo Elektra S.A.B. de C.V.	14,301	975,283
Philippines-3.21%
Ayala Land, Inc.	1,266,666	1,239,596
Manila Electric Co.	117,760	844,655
SM Investments Corp.	111,633	2,192,625
SM Prime Holdings, Inc.	1,615,902	1,159,036
		5,435,912
South Africa-9.36%
Anglo American Platinum Ltd.	15,554	937,317
AngloGold Ashanti Ltd., ADR	50,393	859,705
Capitec Bank Holdings Ltd.	16,417	1,366,756
Clicks Group Ltd.	207,996	2,997,314
Impala Platinum Holdings Ltd.(a)	263,883	1,434,868
Naspers Ltd., Class N	14,653	3,626,025
PSG Group Ltd.	158,599	2,560,075
RMB Holdings Ltd.	237,426	1,269,231
Telkom S.A. SOC Ltd.	132,598	806,043
		15,857,334
Taiwan-15.81%
Accton Technology Corp.	731,000	3,150,102
Chailease Holding Co. Ltd.	509,850	2,156,109
Chong Hong Construction Co., Ltd.	317,000	912,399
E.Sun Financial Holding Co. Ltd.	1,692,553	1,415,201
Formosa Chemicals & Fibre Corp.	270,000	824,878
Great Wall Enterprise Co., Ltd.	694,000	910,588
Lien Hwa Industrial Corp.	1,366,598	1,718,383
Lite-On Technology Corp.	623,000	887,553
Mega Financial Holding Co. Ltd.	913,000	942,493
Realtek Semiconductor Corp.	157,000	1,057,757
Sinbon Electronics Co., Ltd.	934,000	3,994,855
Sunny Friend Environmental Technology Co., Ltd.	202,000	1,724,719
Taiwan High Speed Rail Corp.	1,137,000	1,521,095
Taiwan Semiconductor Manufacturing Co., Ltd.	274,680	2,292,276
Tripod Technology Corp.	257,000	859,546
Voltronic Power Technology Corp.(a)	112,000	2,420,414
		26,788,368
Thailand-14.98%
Airports of Thailand PCL, NVDR	645,129	1,510,300
B. Grimm Power PCL, NVDR	747,700	863,058
CP ALL PCL, NVDR	1,652,500	4,661,173
Electricity Generating PCL, NVDR	152,877	1,635,394
Gulf Energy Development PCL, NVDR	234,300	963,712

Invesco DWA Emerging Markets Momentum ETF (PIE)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Thailand-(continued)
Home Product Center PCL, NVDR	1,687,013	$ 943,477
Kasikornbank PCL, NVDR	226,257	1,269,040
Kiatnakin Bank PCL, NVDR	429,798	1,020,167
Land & Houses PCL, NVDR	3,240,200	1,190,514
MBK PCL, NVDR	1,763,500	1,353,230
Muangthai Capital PCL, NVDR	802,300	1,578,252
Siam Cement PCL (The), NVDR	70,717	997,925
Thanachart Capital PCL, NVDR	1,261,275	2,419,614
Tisco Financial Group PCL, NVDR	1,235,565	4,057,619
VGI PCL, NVDR	2,948,900	925,277
		25,388,752
Turkey-0.56%
Tekfen Holding A.S.	222,949	946,834
United States-0.68%
JBS S.A.	175,200	1,159,432
Total Common Stocks & Other Equity Interests (Cost $145,119,461)		168,948,009
Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $101,025)	101,025	101,025
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $145,220,486)		169,049,034
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.79%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	1,005,497	$ 1,005,497
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	335,032	335,166
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,340,650)		1,340,663
TOTAL INVESTMENTS IN SECURITIES-100.55% (Cost $146,561,136)		170,389,697
OTHER ASSETS LESS LIABILITIES-(0.55)%		(931,586)
NET ASSETS-100.00%		$169,458,111

Investment Abbreviations:
ADR-American Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REGS-Regulation S

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $2,088,552, which represented 1.23% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Frontier Markets ETF (FRN)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.22%
Argentina-14.22%
Adecoagro S.A.(a)	20,271	$ 136,829
Banco BBVA Argentina S.A., ADR	13,629	157,960
Banco Macro S.A., ADR	5,193	359,771
Central Puerto S.A., ADR(a)	12,553	115,613
Cresud SACIF y A, ADR(a)	6,188	62,870
Despegar.com Corp.(a)	5,741	74,690
Grupo Financiero Galicia S.A., ADR	20,850	766,029
Grupo Supervielle S.A., ADR	11,982	92,261
Loma Negra Cia Industrial Argentina S.A., ADR(a)	11,812	145,642
MercadoLibre, Inc.(a)	9,076	5,640,008
Pampa Energia S.A., ADR(a)	12,602	414,606
Telecom Argentina S.A., ADR	8,844	149,464
Transportadora de Gas del Sur S.A., Class B, ADR	8,345	130,266
YPF S.A., ADR	34,993	575,635
		8,821,644
Bahrain-1.74%
GFH Financial Group BSC	4,232,397	1,081,965
Brazil-0.30%
Arcos Dorados Holdings, Inc., Class A	23,497	186,801
Kazakhstan-3.52%
KAZ Minerals PLC	309,477	2,180,807
Kenya-9.89%
Equity Group Holdings PLC	4,171,000	1,610,703
KCB Group Ltd.	3,157,745	1,213,351
Safaricom PLC	12,580,487	3,311,290
		6,135,344
Kuwait-14.93%
Agility Public Warehousing Co. KSC	195,441	514,927
Ahli United Bank K.S.C.P.	84,249	98,973
Boubyan Bank KSCP	162,671	321,708
Boubyan Petrochemicals Co. KSCP	84,256	240,534
Burgan Bank SAK	178,691	206,633
Gulf Bank KSCP	284,564	297,278
Gulf National Holding Co.(b)	25,808	0
Humansoft Holding Co. KSC	17,118	183,889
Kuwait Finance House KSCP	786,992	2,012,096
Kuwait International Bank KSCP	134,287	127,052
Mabanee Co. K.P.S.C.	97,329	252,915
Mobile Telecommunications Co. KSC	403,961	767,048
National Bank of Kuwait SAKP	1,192,741	3,912,261
National Industries Group Holding SAK	224,943	185,876
Warba Bank KSCP(a)	166,292	140,397
		9,261,587
Morocco-10.30%
Attijariwafa Bank	41,993	2,117,145
Banque Centrale Populaire	34,599	986,478
Ciments du Maroc	2,000	332,056
Cosumar	28,062	618,488
Label Vie	597	150,199
LafargeHolcim Maroc S.A.	3,362	593,838
Maroc Telecom	76,678	1,153,895
	Shares	Value
Morocco-(continued)
Societe dExploitation des Ports	15,063	$ 292,840
Wafa Assurance	377	141,098
		6,386,037
Nigeria-14.55%
Dangote Cement PLC	3,914,780	1,837,164
Guaranty Trust Bank PLC	45,067,858	3,533,270
Nestle Nigeria PLC	412,689	1,446,832
Zenith Bank PLC	43,750,372	2,210,164
		9,027,430
Oman-3.04%
Bank Muscat SAOG	1,743,293	1,883,418
Panama-7.08%
Banco Latinoamericano de Comercio Exterior S.A., Class E	35,581	747,913
Copa Holdings SA, Class A	36,012	3,640,813
		4,388,726
Romania-10.47%
Banca Transilvania S.A.	4,617,891	2,809,161
BRD-Groupe Societe Generale S.A.	267,489	859,862
OMV Petrom S.A.	15,219,046	1,493,468
Societatea Energetica Electrica S.A.	169,296	454,813
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	110,951	874,678
		6,491,982
Vietnam-10.18%
Bank for Foreign Trade of Vietnam JSC	84,664	291,025
Bao Viet Holdings	28,000	101,238
Hoa Phat Group JSC(a)	386,051	373,015
Masan Group Corp.(a)	152,675	525,729
No Va Land Investment Group Corp.(a)	103,541	257,153
PetroVietnam Gas JSC	21,850	102,199
PetroVietnam Power Corp.(a)	133,650	80,962
Saigon Beer Alcohol Beverage Corp.	18,300	219,766
SSI Securities Corp.	92,980	92,136
Vietjet Aviation JSC	46,360	265,910
Vietnam Dairy Products JSC	178,884	947,996
Vincom Retail JSC	272,448	429,967
Vingroup JSC(a)	327,856	1,721,659
Vinhomes JSC, REGS(a)(c)	238,940	907,113
		6,315,868
Total Common Stocks & Other Equity Interests (Cost $53,536,891)		62,161,609
Money Market Funds-0.56%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $348,210)	348,210	348,210
TOTAL INVESTMENTS IN SECURITIES-100.78% (Cost $53,885,101)		62,509,819
OTHER ASSETS LESS LIABILITIES-(0.78)%		(483,301)
NET ASSETS-100.00%		$62,026,518

Invesco Frontier Markets ETF (FRN)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
REGS-Regulation S

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $907,113, which represented 1.46% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Australia-5.97%
AGL Energy Ltd.	52,112	$ 751,581
AMP Ltd.	519,360	638,959
APA Group	73,168	555,030
ASX Ltd.	6,069	368,128
Aurizon Holdings Ltd.	175,425	690,980
Australia & New Zealand Banking Group Ltd.	210,828	4,045,071
Bank of Queensland Ltd.	56,431	362,428
Bendigo & Adelaide Bank Ltd.	53,719	424,502
BHP Group Ltd.	229,977	6,402,756
BHP Group PLC	146,773	3,528,787
BlueScope Steel Ltd.	46,786	420,042
Boral Ltd.	105,849	375,451
Brambles Ltd.	89,248	805,388
Caltex Australia Ltd.	32,936	610,843
Challenger Ltd.	47,771	232,560
CIMIC Group Ltd.	6,521	163,713
Coca-Cola Amatil Ltd.	55,844	406,618
Coles Group Ltd.(a)	119,783	1,169,845
Commonwealth Bank of Australia	112,827	6,386,979
Computershare Ltd.	19,287	210,224
Crown Resorts Ltd.	41,458	338,899
CSL Ltd.	7,155	1,126,059
Dexus	50,348	454,137
Downer EDI Ltd.	63,563	312,991
Fortescue Metals Group Ltd.	170,090	962,178
Goodman Group	55,083	560,893
GPT Group (The)	98,148	418,788
GPT Group (The)(b)	231,466	0
Incitec Pivot Ltd.	161,579	386,777
Insurance Australia Group Ltd.	197,908	1,173,656
LendLease Group	67,482	674,792
Macquarie Group Ltd.	20,300	1,787,800
Medibank Pvt Ltd.	197,543	489,628
Metcash Ltd.	139,964	271,337
Mirvac Group	306,461	678,075
National Australia Bank Ltd.	224,441	4,397,835
Newcrest Mining Ltd.	22,817	549,181
Oil Search Ltd.	58,051	280,616
Orica Ltd.	34,769	521,824
Origin Energy Ltd.	171,841	929,955
Qantas Airways Ltd.	60,144	236,263
QBE Insurance Group Ltd.	144,822	1,243,539
Ramsay Health Care Ltd.	6,472	324,659
Rio Tinto Ltd.	28,873	1,968,181
Rio Tinto plc	87,095	4,979,310
Santos Ltd.	76,868	381,466
Scentre Group	396,516	1,087,498
Sonic Healthcare Ltd.	27,602	531,961
South32 Ltd.	230,221	497,395
Stockland	274,712	863,781
Suncorp Group Ltd.	114,744	1,065,570
Tabcorp Holdings Ltd.	79,886	245,846
Telstra Corp. Ltd.	737,735	2,014,049
Transurban Group	70,153	749,916
Treasury Wine Estates Ltd.	21,270	258,412
Vicinity Centres	253,672	455,019
Wesfarmers Ltd.	113,363	3,053,451
Westpac Banking Corp.	233,589	4,601,339
Woodside Petroleum Ltd.	75,942	1,797,550
	Shares	Value
Australia-(continued)
Woolworths Group Ltd.	93,513	$ 2,289,840
WorleyParsons Ltd.	23,663	261,756
		73,772,107
Austria-0.27%
ANDRITZ AG	5,852	210,264
Erste Group Bank AG(a)	29,357	1,055,988
OMV AG	18,339	922,020
Raiffeisen Bank International AG	17,264	405,773
voestalpine AG	22,487	598,849
Wienerberger AG	9,113	210,031
		3,402,925
Belgium-0.86%
Ageas	25,094	1,358,218
Anheuser-Busch InBev S.A./N.V.	54,023	5,495,623
bpost S.A.	23,903	223,978
Colruyt S.A.(c)	3,402	177,785
KBC Group N.V.	20,967	1,354,377
Proximus SADP	18,662	534,954
Solvay S.A.	7,362	757,030
UCB S.A.	4,820	378,555
Umicore S.A.	11,570	363,071
		10,643,591
Brazil-0.02%
Yamana Gold, Inc.	94,020	279,235
Canada-7.35%
Agnico Eagle Mines Ltd.	9,033	474,299
Air Canada(a)	15,640	540,846
Algonquin Power & Utilities Corp.	21,714	271,849
Alimentation Couche-Tard, Inc., Class B	21,652	1,333,927
AltaGas Ltd.(c)	29,569	455,081
ARC Resources Ltd.(c)	56,129	288,521
Atco Ltd., Class I	9,875	330,809
Bank of Montreal(c)	53,088	3,994,284
Bank of Nova Scotia (The)	99,671	5,348,070
Barrick Gold Corp.	58,084	948,789
Baytex Energy Corp.(a)	124,570	190,676
BCE, Inc.	25,104	1,140,161
Bombardier, Inc., Class B(a)	220,142	380,552
Brookfield Asset Management, Inc., Class A	53,059	2,613,049
CAE, Inc.	10,671	289,214
Cameco Corp.	26,438	244,015
Canadian Apartment Properties REIT	7,291	270,452
Canadian Imperial Bank of Commerce	36,045	2,850,057
Canadian National Railway Co.	25,140	2,391,569
Canadian Natural Resources Ltd.	95,719	2,436,802
Canadian Pacific Railway Ltd.	4,353	1,044,567
Canadian Tire Corp. Ltd., Class A(c)	5,874	644,635
Canadian Utilities Ltd., Class A	10,426	285,352
Capital Power Corp.	9,829	221,707
Celestica, Inc.(a)	27,411	196,009
Cenovus Energy, Inc.	142,478	1,331,306
CGI, Inc., Class A(a)	10,813	836,450
CI Financial Corp.	26,582	414,170
Crescent Point Energy Corp.	341,574	1,139,317
Empire Co. Ltd., Class A	18,168	483,272
Enbridge, Inc.	103,812	3,484,775
Encana Corp.	83,806	384,838
Fairfax Financial Holdings Ltd.	1,841	857,236
Finning International, Inc.	16,148	280,621

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Canada-(continued)
Fortis, Inc.	28,668	$ 1,135,673
Franco-Nevada Corp.	4,004	349,738
George Weston Ltd.	10,256	815,232
Gibson Energy, Inc.	18,039	314,170
Gildan Activewear, Inc.	7,127	282,117
Great-West Lifeco, Inc.	32,292	712,654
H&R Real Estate Investment Trust	30,249	522,444
Husky Energy, Inc.	45,346	353,610
Hydro One Ltd., REGS(d)	30,987	550,057
IGM Financial, Inc.	8,974	249,166
Imperial Oil Ltd.	21,901	602,751
Intact Financial Corp.	7,727	723,890
Inter Pipeline Ltd.(c)	33,177	561,140
Keyera Corp.(c)	15,813	404,372
Kinross Gold Corp.(a)	72,611	295,277
Loblaw Cos., Ltd.	14,322	746,884
Magna International, Inc.	35,812	1,815,213
Manulife Financial Corp.	203,925	3,711,539
MEG Energy Corp.(a)	56,191	237,490
Methanex Corp.	4,656	184,198
Metro, Inc.	12,979	510,205
National Bank of Canada	24,798	1,206,333
Nutrien Ltd.	26,462	1,458,166
Onex Corp.	8,388	509,291
Open Text Corp.	7,733	331,486
Parkland Fuel Corp.	8,522	279,902
Pembina Pipeline Corp.(c)	25,763	939,565
Power Corp. of Canada	54,593	1,163,243
Power Financial Corp.	40,267	885,895
Restaurant Brands International, Inc.	3,389	250,855
RioCan REIT	27,632	547,527
Rogers Communications, Inc., Class B	21,222	1,107,200
Royal Bank of Canada	95,340	7,566,793
Saputo, Inc.	10,879	330,227
Shaw Communications, Inc., Class B	36,326	715,648
SNC-Lavalin Group, Inc.	20,471	325,503
Sun Life Financial, Inc.	54,851	2,290,697
Suncor Energy, Inc.	123,648	3,565,891
TC Energy Corp	55,583	2,735,235
Teck Resources Ltd., Class B	50,808	1,044,676
TELUS Corp.	15,493	559,714
Thomson Reuters Corp.	14,848	1,002,267
Toronto-Dominion Bank (The)	114,282	6,714,280
Tourmaline Oil Corp.(c)	23,179	307,135
TransAlta Corp.	51,058	314,556
Vermilion Energy, Inc.(c)	11,419	205,658
West Fraser Timber Co. Ltd.	4,145	162,845
Wheaton Precious Metals Corp.	15,064	395,772
Whitecap Resources, Inc.	62,614	202,173
WSP Global, Inc.	5,443	308,553
		90,902,183
Chile-0.05%
Antofagasta PLC	28,214	319,805
Lundin Mining Corp.	53,788	261,741
		581,546
China-0.25%
AAC Technologies Holdings, Inc.	34,214	185,485
BOC Hong Kong Holdings Ltd.	269,574	1,031,772
China Mengniu Dairy Co. Ltd.(a)	92,236	374,699
	Shares	Value
China-(continued)
Lenovo Group Ltd.	1,391,730	$ 1,118,126
Semiconductor Manufacturing International Corp.(a)	276,199	326,482
		3,036,564
Denmark-0.80%
AP Moller - Maersk A/S, Class A	536	575,395
AP Moller - Maersk A/S, Class B	847	954,172
Carlsberg A/S, Class B	5,318	729,510
Coloplast A/S, Class B	3,319	388,813
Danske Bank A/S	102,530	1,528,654
Drilling Co. of 1972 A/S (The)(a)	2,766	188,314
DSV A/S	5,236	501,916
ISS A/S	20,476	578,103
Jyske Bank A/S(a)(c)	7,559	242,083
Novo Nordisk A/S, Class B	50,246	2,427,397
Novozymes A/S, Class B	5,322	248,616
Orsted A/S, REGS(d)	5,518	505,552
Pandora A/S	8,579	331,475
Vestas Wind Systems A/S	8,733	719,875
		9,919,875
Finland-1.01%
Elisa Oyj	8,645	408,216
Fortum Oyj	39,664	916,356
Kesko Oyj, Class B	7,108	432,610
Kone Oyj, Class B	17,681	1,013,614
Metso Oyj	7,887	305,151
Neste Oyj	16,656	553,775
Nokia Oyj(c)	376,256	2,039,137
Nokian Renkaat Oyj	10,461	301,596
Nordea Bank Abp	418,338	2,698,754
Outokumpu Oyj(c)	70,099	202,497
Sampo Oyj, Class A	38,097	1,594,663
Stora Enso Oyj, Class R	50,254	581,818
UPM-Kymmene Oyj	42,324	1,147,845
Wartsila Oyj Abp	26,387	332,616
		12,528,648
France-9.96%
Accor S.A.	10,169	455,135
Air France-KLM	72,451	758,967
Air Liquide S.A.	22,956	3,186,501
Airbus S.E.	23,641	3,361,575
Alstom S.A.	7,101	306,993
Amundi S.A., REGS(d)	3,744	259,510
Arkema S.A.	6,738	609,918
Atos S.E.	7,221	585,100
AXA S.A.	336,956	8,565,613
BNP Paribas S.A.	196,082	9,164,060
Bollore S.A.	83,707	361,636
Bouygues S.A.	36,322	1,305,061
Bureau Veritas S.A.	14,517	363,922
Capgemini S.E.	8,328	1,062,556
Carrefour S.A.	136,491	2,637,843
Casino Guichard Perrachon S.A.(c)	22,287	826,369
CGG S.A.(a)	149,471	330,964
Cie de Saint-Gobain	78,449	3,021,311
Cie Generale des Etablissements Michelin SCA	18,893	2,101,955
CNP Assurances	19,384	403,162
Covivio	3,388	347,423
Credit Agricole S.A.	190,744	2,277,071

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
France-(continued)
Danone S.A.	33,087	$ 2,885,213
Dassault Systemes S.E.	1,682	256,098
Edenred	6,532	329,442
Eiffage S.A.	9,007	894,035
Electricite de France S.A.	92,464	1,147,464
Elis S.A.	14,604	272,033
Engie S.A.	288,438	4,442,437
EssilorLuxottica S.A.	5,245	710,076
Eurazeo S.E.	5,358	361,331
Eutelsat Communications S.A.	18,013	346,258
Faurecia SA	11,800	560,121
Gecina S.A.	3,371	515,519
Getlink S.E.	18,427	267,356
Hermes International	550	388,753
ICADE	2,794	243,816
Iliad S.A.(c)	2,148	221,753
Imerys S.A.	3,828	160,573
Ingenico Group S.A.	4,234	404,368
Kering S.A.	1,825	948,172
Klepierre S.A.	16,625	514,403
Lagardere SCA	20,503	467,975
Legrand S.A.	11,859	840,824
L’Oreal S.A.	6,838	1,839,002
LVMH Moet Hennessy Louis Vuitton S.E.	8,069	3,355,766
Natixis S.A.	127,946	515,836
Nexity S.A.	4,653	225,588
Orange S.A.	269,223	4,017,771
Pernod Ricard S.A.	7,568	1,332,751
Peugeot S.A.	78,540	1,855,031
Publicis Groupe S.A.	16,757	834,165
Renault S.A.	41,414	2,314,444
Rexel S.A.	54,749	615,083
Rubis SCA	4,668	263,213
Safran S.A.	11,538	1,662,958
Sanofi	86,315	7,243,644
Schneider Electric S.E.	37,857	3,278,222
SCOR S.E.	19,535	807,681
Societe Generale S.A.	226,325	5,576,037
Sodexo S.A.	6,935	798,724
SPIE S.A.	15,911	296,468
Suez	62,464	922,207
Teleperformance	1,732	364,564
Thales S.A.	4,567	517,635
TOTAL S.A.	277,328	14,453,335
Unibail-Rodamco-Westfield	11,480	1,546,601
Valeo S.A.(c)	38,659	1,213,630
Veolia Environnement S.A.	78,524	1,986,141
Vinci S.A.	35,121	3,620,249
Vivendi S.A.	81,870	2,288,660
		123,216,071
Germany-9.28%
Aareal Bank AG	9,563	275,152
adidas AG	6,378	2,056,171
Allianz S.E.	49,943	11,710,025
Aroundtown S.A.	25,248	203,300
Aurubis AG	7,361	324,223
BASF S.E.	103,266	6,939,962
Bayer AG	79,339	5,189,741
Bayerische Motoren Werke AG	60,784	4,506,867
Bayerische Motoren Werke AG, Preference Shares	10,341	618,076
Beiersdorf AG(c)	2,770	323,832
	Shares	Value
Germany-(continued)
Brenntag AG	14,140	$ 698,853
CECONOMY AG(a)	50,162	321,679
Commerzbank AG	262,564	1,801,683
Continental AG	11,550	1,606,938
Covestro AG, REGS(d)	16,700	762,485
Daimler AG	175,505	9,134,051
Deutsche Bank AG(c)	589,694	4,610,922
Deutsche Boerse AG	6,565	923,186
Deutsche Lufthansa AG	42,106	673,912
Deutsche Pfandbriefbank AG(d)	24,982	286,306
Deutsche Post AG	110,252	3,615,220
Deutsche Telekom AG	379,295	6,274,194
Deutsche Wohnen S.E.	13,247	489,969
E.ON S.E.	371,376	3,737,849
Evonik Industries AG	18,915	545,819
Freenet AG	19,412	383,006
Fresenius Medical Care	13,491	944,813
Fresenius S.E. & Co. KGaA	34,943	1,774,727
GEA Group AG	17,224	435,525
Hannover Rueck S.E.	5,297	834,524
HeidelbergCement AG	17,393	1,270,755
Henkel AG & Co. KGaA(c)	5,577	527,404
Henkel AG & Co. KGaA, Preference Shares	9,494	984,339
HOCHTIEF AG	1,889	215,592
HUGO BOSS AG	5,287	335,650
Infineon Technologies AG	35,347	673,706
Innogy S.E., REGS(d)	13,270	642,852
K+S AG(c)	27,855	456,832
KION Group AG	4,855	262,154
LANXESS AG	9,586	577,075
LEG Immobilien AG	2,952	344,123
Leoni AG(a)(c)	10,118	136,824
Merck KGaA	5,283	544,442
METRO AG(c)	46,461	723,193
MTU Aero Engines AG	1,698	427,154
Muenchener Rueckversicherungs-Gesellschaft AG	20,985	5,088,830
OSRAM Licht AG(c)	7,945	303,357
Porsche Automobil Holding S.E., Preference Shares	9,814	653,428
ProSiebenSat.1 Media S.E.	36,398	474,852
Rheinmetall AG	3,176	365,200
RWE AG	121,749	3,312,477
Salzgitter AG	10,520	232,131
SAP S.E.	30,382	3,790,608
Siemens AG	72,244	7,976,331
Symrise AG	3,419	318,559
Talanx AG	5,751	243,541
Telefonica Deutschland Holding AG	92,534	235,005
thyssenkrupp AG	85,032	1,104,243
TUI AG	74,531	739,702
Uniper S.E.(c)	42,129	1,308,431
United Internet AG	8,247	248,068
Volkswagen AG	6,231	1,073,246
Volkswagen AG, Preference Shares	35,861	6,039,037
Vonovia S.E.	23,406	1,152,214
		114,784,365
Hong Kong-1.60%
AIA Group Ltd.	391,098	3,986,710
CK Asset Holdings Ltd.	171,114	1,287,230
CK Hutchison Holdings Ltd.	169,268	1,583,650
CLP Holdings Ltd.	98,348	1,065,984

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Hang Lung Properties Ltd.	125,552	$ 295,721
Hang Seng Bank Ltd.	38,963	923,707
Henderson Land Development Co. Ltd.	102,548	529,247
Hong Kong & China Gas Co., Ltd. (The)	264,804	583,924
Hong Kong Exchanges & Clearing Ltd.	18,462	623,521
Hongkong Land Holdings Ltd.	63,258	386,160
Jardine Matheson Holdings Ltd.	7,547	459,537
Jardine Strategic Holdings Ltd.	7,101	244,595
Kerry Properties Ltd.	59,519	224,439
Link REIT	102,919	1,200,197
MTR Corp. Ltd.	93,599	613,797
New World Development Co. Ltd.	394,053	551,598
NWS Holdings Ltd	92,428	171,524
Power Assets Holdings Ltd.	49,366	353,380
Sino Land Co. Ltd.	144,084	234,088
Sun Hung Kai Properties Ltd.	119,914	1,927,224
Swire Pacific Ltd., Class A	38,785	440,331
Swire Pacific Ltd., Class B	68,777	122,771
Swire Properties Ltd.	76,990	278,837
Techtronic Industries Co. Ltd.	41,116	307,859
WH Group Ltd.(d)	693,853	676,588
Wharf Holdings Ltd. (The)	89,117	217,301
Wharf Real Estate Investment Co. Ltd.	75,447	477,389
		19,767,309
Ireland-0.37%
AIB Group PLC(c)	59,948	205,228
Bank of Ireland Group PLC	112,315	497,240
CRH PLC	64,805	2,151,857
Flutter Entertainment PLC	4,459	355,640
James Hardie Industries PLC, CDI	17,089	231,820
Kerry Group PLC, Class A	4,115	479,359
Smurfit Kappa Group PLC	22,786	721,894
		4,643,038
Israel-0.24%
Bank Hapoalim BM(a)	71,937	548,014
Bank Leumi Le-Israel BM	98,433	720,904
Bezeq The Israeli Telecommunication Corp. Ltd.	288,094	197,128
Israel Chemicals Ltd.	69,310	375,145
Israel Discount Bank Ltd., Class A	92,189	401,223
Teva Pharmaceutical Industries Ltd.(a)(c)	85,237	682,013
		2,924,427
Italy-3.20%
A2A S.p.A.	146,849	258,141
Assicurazioni Generali S.p.A.	253,560	4,747,430
Atlantia S.p.A.	43,003	1,111,690
Banco BPM S.p.A.(a)(c)	502,516	939,264
BPER Banca	94,044	351,802
Enel S.p.A.	1,004,511	6,923,872
Eni S.p.A.	398,202	6,269,862
Hera S.p.A.	81,339	304,872
Intesa Sanpaolo S.p.A.	2,352,406	5,113,023
Leonardo S.p.A.	51,078	625,961
Mediobanca Banca di Credito Finanziario S.p.A.	54,938	551,913
Pirelli & C S.p.A., REGS(d)	39,626	235,226
Poste Italiane S.p.A., REGS(d)	70,330	755,553
Prysmian S.p.A.	20,923	433,294
Saipem S.p.A.(a)	88,560	440,397
Saras S.p.A.	123,058	203,710
	Shares	Value
Italy-(continued)
Snam S.p.A.	178,084	$ 878,911
Telecom Italia S.p.A.(a)	2,518,577	1,427,458
Telecom Italia S.p.A., RSP	1,482,826	790,227
Terna - Rete Elettrica Nazionale S.p.A.	89,591	548,409
UniCredit S.p.A.	417,992	4,932,836
Unione di Banche Italiane S.p.A.(c)	282,869	728,570
Unipol Gruppo S.p.A.	139,877	720,348
UnipolSai Assicurazioni S.p.A.	104,022	272,243
		39,565,012
Japan-21.45%
Aeon Co. Ltd.	98,907	1,717,318
AGC, Inc.	25,605	785,643
Air Water, Inc.	13,573	221,811
Aisin Seiki Co. Ltd.	26,221	856,122
Ajinomoto Co. Inc.	42,358	758,182
Alfresa Holdings Corp.	16,365	397,218
Alps Alpine Co. Ltd.	18,221	333,739
Amada Holdings Co. Ltd.	28,104	308,961
ANA Holdings, Inc.	10,513	353,569
Aozora Bank Ltd.	12,839	294,157
Asahi Group Holdings, Ltd.	21,830	943,400
Asahi Kasei Corp.	119,182	1,215,129
Astellas Pharma, Inc.	99,621	1,418,689
Bandai Namco Holdings, Inc.	9,523	510,511
Bank of Kyoto Ltd. (The)	5,796	224,651
Bridgestone Corp.	60,818	2,287,468
Brother Industries Ltd.	21,711	385,456
Canon, Inc.	99,355	2,705,855
Casio Computer Co. Ltd.	15,716	179,495
Central Japan Railway Co.	10,300	2,071,649
Chiba Bank Ltd. (The)	62,156	307,017
Chubu Electric Power Co. Inc.	63,020	890,355
Chugai Pharmaceutical Co. Ltd.	3,975	284,415
Chugoku Electric Power Co., Inc. (The)	45,665	571,575
Coca-Cola Bottlers Japan Holdings, Inc.	10,432	255,700
Concordia Financial Group Ltd.	154,952	546,319
Cosmo Energy Holdings Co. Ltd.	25,394	523,719
Credit Saison Co. Ltd.	20,668	251,723
Dai Nippon Printing Co., Ltd.	27,179	571,127
Daicel Corp.	32,761	277,930
Dai-ichi Life Holdings, Inc.	171,834	2,526,065
Daiichi Sankyo Co. Ltd.	29,381	1,786,820
Daikin Industries, Ltd.	11,791	1,466,640
Daito Trust Construction Co., Ltd.	5,724	742,024
Daiwa House Industry Co., Ltd.	61,502	1,745,547
Daiwa Securities Group, Inc.	196,283	847,942
Denka Co., Ltd.	8,587	247,810
Denso Corp.	46,878	1,993,169
Dentsu, Inc.	16,085	536,290
DIC Corp.	11,841	320,174
East Japan Railway Co.	28,198	2,590,223
Ebara Corp.	9,848	265,387
Eisai Co. Ltd.	8,536	462,364
Electric Power Development Co. Ltd.	15,804	356,181
FANUC Corp.	8,277	1,477,462
Fast Retailing Co. Ltd.	1,234	740,515
Fuji Electric Co. Ltd.	12,253	376,686
FUJIFILM Holdings Corp.	28,041	1,331,827
Fujikura Ltd.	67,772	248,696
Fujitsu Ltd.	25,075	1,972,975
Fukuoka Financial Group, Inc.	17,853	326,689
Furukawa Electric Co. Ltd.	10,066	270,246

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Hakuhodo DY Holdings, Inc.	19,414	$ 305,268
Hankyu Hanshin Holdings, Inc.	14,680	516,135
Haseko Corp.	30,077	326,908
Hino Motors Ltd.	43,493	349,873
Hitachi Construction Machinery Co. Ltd.	10,029	236,510
Hitachi Metals Ltd.	27,705	292,752
Hitachi, Ltd.	118,315	4,216,675
Hokkaido Electric Power Co. Inc.	36,888	208,438
Honda Motor Co., Ltd.	194,208	4,825,429
Hoya Corp.	10,972	844,659
Idemitsu Kosan Co. Ltd.	37,716	1,041,285
IHI Corp.	17,556	419,205
Iida Group Holdings Co. Ltd.	18,377	302,246
INPEX Corp.	123,853	1,088,663
Isetan Mitsukoshi Holdings Ltd.	52,492	418,366
Isuzu Motors Ltd.	49,720	549,350
ITOCHU Corp.	156,890	2,999,466
J Front Retailing Co. Ltd.	37,285	439,226
Japan Airlines Co. Ltd.	11,397	357,407
Japan Display, Inc.(a)(c)	460,746	313,161
Japan Exchange Group, Inc.	19,416	284,933
Japan Post Bank Co. Ltd.	46,042	447,459
Japan Post Holdings Co. Ltd.	239,411	2,349,227
Japan Post Insurance Co. Ltd.	13,697	228,778
Japan Tobacco, Inc.	87,610	1,948,695
JFE Holdings, Inc.	89,797	1,191,044
JGC Corp.	21,678	282,088
JSR Corp.	17,558	291,551
JTEKT Corp.	37,474	443,803
JXTG Holdings, Inc.	458,092	2,158,930
Kajima Corp.	50,660	653,325
Kaneka Corp.	6,287	233,933
Kansai Electric Power Co., Inc. (The)	80,522	994,953
Kao Corp.	15,208	1,114,318
Kawasaki Heavy Industries Ltd.	24,647	534,910
Kawasaki Kisen Kaisha Ltd.(a)	20,605	263,065
KDDI Corp.	153,129	4,006,491
Keikyu Corp.	13,783	232,202
Keio Corp.	5,238	323,967
Keyence Corp.	1,168	667,881
Kikkoman Corp.	5,058	229,123
Kintetsu Group Holdings Co. Ltd.	12,998	615,610
Kirin Holdings Co. Ltd.	54,086	1,177,619
Kobe Steel Ltd.	96,303	620,792
Koito Manufacturing Co. Ltd.	5,833	292,738
Komatsu Ltd.	74,287	1,659,485
Konica Minolta, Inc.	57,041	473,147
K’s Holdings Corp.	27,324	247,952
Kubota Corp.	85,037	1,320,353
Kuraray Co. Ltd.	36,780	436,466
Kyocera Corp.	22,613	1,386,082
Kyushu Electric Power Co., Inc.	64,169	640,065
Kyushu Railway Co.	9,615	274,261
Lawson, Inc.	3,447	171,700
LIXIL Group Corp.	49,013	849,321
Makita Corp.	11,486	377,598
Marubeni Corp.	254,347	1,653,526
Marui Group Co. Ltd.	12,855	278,844
Mazda Motor Corp.	117,209	1,156,644
Mebuki Financial Group, Inc.	125,552	309,469
Medipal Holdings Corp.	21,507	458,449
MEIJI Holdings Co. Ltd.	7,213	501,804
	Shares	Value
Japan-(continued)
Minebea Mitsumi, Inc.	24,586	$ 421,513
Mitsubishi Chemical Holdings Corp.	216,749	1,544,447
Mitsubishi Corp.	131,919	3,554,550
Mitsubishi Electric Corp.	191,563	2,508,352
Mitsubishi Estate Co., Ltd.	65,068	1,192,649
Mitsubishi Gas Chemical Co., Inc.	19,706	262,948
Mitsubishi Heavy Industries Ltd.	42,061	1,740,181
Mitsubishi Materials Corp.(c)	17,140	471,839
Mitsubishi Motors Corp.	76,788	340,050
Mitsubishi Tanabe Pharma Corp.	18,210	206,898
Mitsubishi UFJ Financial Group, Inc.	1,885,765	9,340,314
Mitsui & Co., Ltd.	193,266	3,151,974
Mitsui Chemicals, Inc.	24,378	559,194
Mitsui E&S Holdings Co. Ltd.	23,928	210,287
Mitsui Fudosan Co., Ltd.	66,375	1,505,002
Mitsui Mining & Smelting Co. Ltd.	10,193	235,248
Mitsui OSK Lines Ltd.	27,470	674,568
Mizuho Financial Group, Inc.	3,818,326	5,409,570
MS&AD Insurance Group Holdings, Inc.	44,081	1,447,595
Murata Manufacturing Co., Ltd.	23,289	1,029,031
Nagoya Railroad Co. Ltd.	13,865	382,477
NEC Corp.	35,277	1,438,788
NGK Insulators Ltd.	23,307	348,383
NGK Spark Plug Co., Ltd.	16,324	311,486
NH Foods Ltd.	13,689	506,844
NHK Spring Co. Ltd.	23,151	182,308
Nidec Corp.	6,021	809,311
Nikon Corp.	29,925	405,145
Nintendo Co., Ltd.	2,592	951,514
Nippon Electric Glass Co. Ltd.	11,271	253,307
Nippon Express Co., Ltd.	9,912	558,855
Nippon Light Metal Holdings Co. Ltd.	99,880	182,912
Nippon Paper Industries Co. Ltd.	23,194	409,339
Nippon Sheet Glass Co., Ltd.	26,553	166,719
Nippon Steel Corp.	111,048	1,747,317
Nippon Telegraph & Telephone Corp.	90,347	4,085,706
Nippon Yusen KK	51,931	864,734
Nissan Motor Co. Ltd.	400,195	2,619,927
Nisshin Seifun Group, Inc.	13,954	264,655
Nisshinbo Holdings, Inc.	26,580	207,053
Nissin Foods Holdings Co. Ltd.	3,280	203,325
Nitori Holdings Co. Ltd.	2,126	287,412
Nitto Denko Corp.	12,183	604,802
NOK Corp.	18,341	269,786
Nomura Holdings, Inc.	533,735	1,752,966
Nomura Real Estate Holdings, Inc.	15,839	322,005
NSK Ltd.	55,026	466,605
NTN Corp.	92,675	257,122
NTT Data Corp.	45,635	600,382
NTT DOCOMO, Inc.	93,452	2,244,928
Obayashi Corp.	82,550	782,099
Odakyu Electric Railway Co. Ltd.	15,458	346,025
Oji Holdings Corp.	115,598	598,270
Olympus Corp.	40,188	439,725
Omron Corp.	11,992	573,429
Ono Pharmaceutical Co. Ltd.	16,296	296,528
Oriental Land Co. Ltd.	2,863	378,024
ORIX Corp.	127,461	1,826,025
Osaka Gas Co. Ltd.	35,698	656,591
Otsuka Holdings Co. Ltd.	27,566	1,015,528
Pan Pacific International Holdings Corp.	3,949	252,477
Panasonic Corp.	322,219	2,728,146

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Rakuten, Inc.	45,027	$ 461,158
Recruit Holdings Co., Ltd.	29,656	1,011,221
Renesas Electronics Corp.(a)	44,512	261,252
Rengo Co. Ltd.	26,490	201,857
Resona Holdings, Inc.	291,104	1,184,593
Ricoh Co. Ltd.	104,651	961,082
Rohm Co. Ltd.	5,809	405,841
Santen Pharmaceutical Co. Ltd.	16,818	271,596
SBI Holdings, Inc.	16,515	377,326
Secom Co. Ltd.	9,358	737,004
Sega Sammy Holdings, Inc.	19,443	250,122
Seibu Holdings, Inc.	14,424	227,242
Seiko Epson Corp.	31,922	470,964
Seino Holdings Co., Ltd.	17,974	224,776
Sekisui Chemical Co., Ltd.	31,985	474,828
Sekisui House Ltd.(c)	76,113	1,281,350
Seven & i Holdings Co., Ltd.	58,667	1,998,899
SG Holdings Co. Ltd.	10,432	275,612
Sharp Corp.	18,672	235,737
Shikoku Electric Power Co., Inc.	20,176	190,616
Shimadzu Corp.	9,040	218,282
Shimano, Inc.	2,160	305,486
Shimizu Corp.	65,223	527,132
Shin-Etsu Chemical Co. Ltd.	19,423	1,982,327
Shinsei Bank Ltd.	18,555	280,537
Shionogi & Co. Ltd.	7,722	429,041
Shiseido Co. Ltd.	7,759	572,256
Shizuoka Bank Ltd. (The)	57,462	395,816
Showa Denko KK	11,863	319,972
Skylark Holdings Co. Ltd.	15,600	272,162
SMC Corp.	1,922	699,821
Softbank Corp.	121,948	1,645,506
SoftBank Group Corp.	113,948	5,785,391
Sojitz Corp.	192,386	602,505
Sompo Holdings, Inc.	45,396	1,885,045
Sony Corp.	82,529	4,689,882
Sony Financial Holdings, Inc.	16,348	397,125
Stanley Electric Co. Ltd.	9,255	229,054
Subaru Corp.	72,956	1,700,432
Sumitomo Chemical Co., Ltd.	229,143	1,048,941
Sumitomo Corp.	139,923	2,083,430
Sumitomo Electric Industries Ltd.	80,615	999,803
Sumitomo Forestry Co. Ltd.	23,104	290,077
Sumitomo Heavy Industries Ltd.	11,661	376,988
Sumitomo Metal Mining Co., Ltd.	24,463	697,028
Sumitomo Mitsui Financial Group, Inc.	190,571	6,682,052
Sumitomo Mitsui Trust Holdings, Inc.	40,606	1,389,542
Sumitomo Realty & Development Co., Ltd.	21,978	802,011
Sumitomo Rubber Industries Ltd.	31,074	340,021
Suntory Beverage & Food Ltd.	7,986	315,987
Suzuken Co., Ltd.	8,943	494,435
Suzuki Motor Corp.	29,806	1,166,178
Sysmex Corp.	4,172	302,300
T&D Holdings, Inc.	78,616	884,306
Taiheiyo Cement Corp.	14,720	414,800
Taisei Corp.	17,507	605,579
Takashimaya Co. Ltd.(c)	26,516	304,953
Takeda Pharmaceutical Co. Ltd.	58,067	2,013,044
TDK Corp.	10,143	783,028
Teijin Ltd.	26,802	465,034
Terumo Corp.	15,698	457,581
Tobu Railway Co. Ltd.	15,717	448,298
	Shares	Value
Japan-(continued)
Toho Gas Co. Ltd.	6,489	$ 248,324
Tohoku Electric Power Co., Inc.	43,880	440,922
Tokio Marine Holdings, Inc.	65,269	3,471,439
Tokyo Electric Power Co. Holdings, Inc.(a)	664,958	3,202,654
Tokyo Electron Ltd.	6,225	1,058,945
Tokyo Gas Co., Ltd.	47,915	1,198,108
Tokyo Tatemono Co., Ltd.	20,318	237,798
Tokyu Corp.	36,287	637,382
Tokyu Fudosan Holdings Corp.	74,920	435,034
Toppan Printing Co., Ltd.	30,056	492,190
Toray Industries, Inc.	163,112	1,125,200
Toshiba Corp.	49,594	1,584,835
Tosoh Corp.	32,398	454,171
TOTO Ltd.	8,370	335,730
Toyo Seikan Group Holdings Ltd.	19,336	338,092
Toyo Suisan Kaisha Ltd.	5,747	228,700
Toyoda Gosei Co. Ltd.	11,075	203,583
Toyota Industries Corp.	16,109	836,461
Toyota Motor Corp.	251,236	16,193,626
Toyota Tsusho Corp.	22,053	638,712
Trend Micro, Inc.	4,662	203,825
Ube Industries Ltd.	15,990	333,356
Unicharm Corp.	9,527	270,503
West Japan Railway Co.	16,226	1,327,610
Yahoo Japan Corp.	177,222	519,429
Yakult Honsha Co. Ltd.	3,380	190,908
Yamada Denki Co. Ltd.	106,584	472,180
Yamaguchi Financial Group, Inc.	26,362	183,852
Yamaha Corp.	5,894	278,572
Yamaha Motor Co., Ltd.	33,565	589,058
Yamato Holdings Co. Ltd.	23,600	463,694
Yamazaki Baking Co. Ltd.	14,607	222,820
Yaskawa Electric Corp.	8,544	283,629
Yokogawa Electric Corp.	12,825	230,456
Yokohama Rubber Co. Ltd. (The)	12,152	223,886
		265,281,396
Luxembourg-0.24%
ArcelorMittal	105,637	1,691,580
RTL Group S.A.	4,807	237,523
SES S.A., FDR	32,835	548,945
Tenaris S.A.	34,752	437,791
		2,915,839
Macau-0.11%
Galaxy Entertainment Group Ltd.	61,945	424,403
Sands China Ltd.	150,125	725,630
SJM Holdings Ltd.	213,501	233,206
		1,383,239
Mongolia-0.01%
Turquoise Hill Resources Ltd.(a)	137,742	78,671
Netherlands-2.03%
ABN AMRO Bank N.V., CVA, REGS(d)	49,495	986,299
Aegon N.V.	470,954	2,337,196
Akzo Nobel N.V.	13,690	1,298,847
ASML Holding N.V.	7,112	1,586,601
ASR Nederland N.V.	15,628	590,464
Boskalis Westminster N.V.	10,798	245,690
Heineken Holding N.V.	6,938	706,733
Heineken N.V.	10,666	1,151,400
ING Groep N.V.	492,776	5,500,883
Koninklijke Ahold Delhaize N.V.	99,339	2,259,025

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Netherlands-(continued)
Koninklijke DSM N.V.	9,009	$ 1,121,297
Koninklijke KPN N.V.(c)	338,462	970,281
Koninklijke Philips N.V.	52,969	2,498,393
NN Group N.V.	45,936	1,735,277
Randstad N.V.	12,911	650,644
SBM Offshore N.V.	13,207	262,586
Signify N.V., REGS(c)(d)	16,542	451,314
Wolters Kluwer N.V.	9,544	695,497
		25,048,427
New Zealand-0.05%
Fletcher Building Ltd.	61,971	202,868
Spark New Zealand Ltd.	153,813	404,036
		606,904
Norway-0.68%
DNB ASA	91,193	1,644,042
Equinor ASA	117,467	2,114,901
Gjensidige Forsikring ASA	14,861	291,309
Mowi ASA	27,830	675,283
Norsk Hydro ASA	178,544	614,658
Orkla ASA	60,518	517,980
Storebrand ASA	51,506	350,735
Telenor ASA	63,359	1,295,015
Yara International ASA	19,897	941,713
		8,445,636
Poland-0.27%
Bank Polska Kasa Opieki S.A.	20,061	537,063
KGHM Polska Miedz S.A.(a)	16,470	402,552
PGE Polska Grupa Energetyczna S.A.(a)	82,025	188,855
Polski Koncern Naftowy ORLEN S.A.	30,733	777,337
Polskie Gornictwo Naftowe i Gazownictwo S.A.	157,787	230,287
Powszechna Kasa Oszczednosci Bank Polski S.A.	51,293	544,611
Powszechny Zaklad Ubezpieczen S.A.	56,642	614,662
		3,295,367
Portugal-0.19%
Banco Comercial Portugues S.A.	895,075	229,625
EDP - Energias de Portugal S.A.	296,139	1,088,353
Galp Energia SGPS S.A.	45,273	707,462
Jeronimo Martins SGPS S.A.	21,804	353,570
		2,379,010
Russia-0.02%
Evraz PLC	31,952	255,296
Singapore-0.85%
Ascendas REIT	134,607	299,859
CapitaLand Ltd.	209,219	551,351
CapitaLand Mall Trust	122,920	234,831
City Developments Ltd.	37,068	262,226
ComfortDelGro Corp. Ltd.	181,144	358,047
DBS Group Holdings Ltd.	125,270	2,403,827
Genting Singapore Ltd.	281,968	188,956
Jardine Cycle & Carriage Ltd.	11,128	274,017
Keppel Corp. Ltd.	97,158	451,013
Oversea-Chinese Banking Corp. Ltd.	154,784	1,295,994
Singapore Airlines Ltd.	40,686	286,608
Singapore Press Holdings Ltd.	144,883	233,302
Singapore Technologies Engineering Ltd.	94,096	290,481
Singapore Telecommunications Ltd.	601,212	1,457,657
	Shares	Value
Singapore-(continued)
United Overseas Bank Ltd.	74,739	$ 1,438,739
Wilmar International Ltd.	148,897	432,488
		10,459,396
South Africa-0.18%
Anglo American PLC	72,074	1,791,586
Investec PLC	73,094	417,235
		2,208,821
South Korea-3.78%
Amorepacific Corp.	1,102	129,826
Amorepacific Corp., Preference Shares	342	22,446
BNK Financial Group, Inc.	34,125	201,603
CJ CheilJedang Corp.	937	224,987
CJ CheilJedang Corp., Preference Shares	191	19,235
CJ Corp.	1,949	153,176
CJ Corp., Preference Shares(a)(b)	447	18,683
Daelim Industrial Co. Ltd.	3,779	336,294
DB Insurance Co. Ltd.	4,612	216,561
Doosan Infracore Co. Ltd.(a)	35,826	186,816
E-MART, Inc.	2,853	293,439
GS Engineering & Construction Corp.	5,870	167,649
GS Holdings Corp.	5,250	222,591
Hana Financial Group, Inc.	30,160	884,664
Hankook Tire & Technology Co., Ltd.	8,680	225,436
Hanwha Chemical Corp.	13,055	204,429
Hyundai Engineering & Construction Co. Ltd.	8,931	321,730
Hyundai Glovis Co. Ltd.	2,444	316,028
Hyundai Marine & Fire Insurance Co. Ltd.	8,490	200,571
Hyundai Mobis Co., Ltd.	8,904	1,802,493
Hyundai Motor Co.	19,245	2,043,572
Hyundai Motor Co., 2nd Preference Shares	4,615	319,639
Hyundai Motor Co., Preference Shares	2,910	180,116
Hyundai Steel Co.	12,159	397,892
Industrial Bank of Korea	33,768	374,793
KB Financial Group, Inc.	48,404	1,772,271
Kia Motors Corp.	31,572	1,157,140
Korea Electric Power Corp.(a)	59,086	1,391,284
Korea Gas Corp.	6,413	231,477
Korea Shipbuilding & Offshore Engineering Co., Ltd.(a)	5,279	481,963
Korea Zinc Co. Ltd.	709	264,827
Korean Air Lines Co. Ltd.	10,914	234,908
KT&G Corp.	7,567	615,207
LG Chem Ltd.	2,882	817,236
LG Chem Ltd., Preference Shares	475	71,824
LG Corp.	6,763	404,145
LG Display Co. Ltd.(a)	54,390	663,055
LG Electronics, Inc.	19,374	1,063,301
LG Electronics, Inc., Preference Shares	3,105	72,503
LG Household & Health Care Ltd.	218	230,867
LG Household & Health Care Ltd., Preference Shares	55	37,252
LG Uplus Corp.	26,021	285,189
Lotte Chemical Corp.	1,556	305,358
Lotte Shopping Co. Ltd.	2,185	250,441
Mirae Asset Daewoo Co. Ltd.	30,143	191,487
Mirae Asset Daewoo Co. Ltd., Series 2, Preference Shares	11,043	36,741
NAVER Corp.	2,749	319,966
POSCO	10,820	2,055,173
Samsung C&T Corp.	4,925	380,846

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
South Korea-(continued)
Samsung Electro-Mechanics Co. Ltd.	3,255	$ 251,900
Samsung Electronics Co., Ltd.	353,486	13,486,657
Samsung Electronics Co., Ltd., Preference Shares	61,610	1,919,376
Samsung Fire & Marine Insurance Co., Ltd.	2,192	484,911
Samsung Fire & Marine Insurance Co., Ltd., Preference Shares	223	34,085
Samsung Heavy Industries Co. Ltd.(a)	41,919	247,822
Samsung Life Insurance Co. Ltd.	7,076	451,597
Samsung SDI Co. Ltd.	1,970	412,835
Shinhan Financial Group Co., Ltd.	39,918	1,463,024
SK Holdings Co. Ltd.	2,879	532,580
SK Hynix, Inc.	33,255	2,146,489
SK Innovation Co. Ltd.	7,933	1,137,138
SK Telecom Co., Ltd.	2,484	519,499
S-Oil Corp.	4,009	318,383
Woongjin Coway Co., Ltd.	2,878	204,094
Woori Financial Group, Inc.	30,729	340,250
		46,749,770
Spain-3.61%
Acciona S.A.	2,760	295,436
Acerinox S.A.	21,462	180,637
ACS Actividades de Construccion y Servicios S.A.	35,352	1,435,125
Aena SME, S.A., REGS(d)	2,885	523,057
Amadeus IT Group S.A.	9,997	786,484
Banco Bilbao Vizcaya Argentaria, S.A.	923,949	4,708,178
Banco de Sabadell S.A.	1,356,856	1,190,222
Banco Santander S.A.	3,070,009	13,143,788
Bankia S.A.	173,393	344,444
Bankinter S.A.	50,843	330,939
CaixaBank, S.A.	362,530	898,003
Distribuidora Internacional de Alimentacion S.A.(a)(c)	151,858	89,254
Enagas S.A.	17,201	375,906
Endesa, S.A.	49,655	1,234,174
Ferrovial, S.A.	35,372	924,937
Grifols S.A.(c)	11,469	373,102
Grifols S.A., Class B, Preference Shares	8,954	205,465
Iberdrola S.A.	551,861	5,259,001
Industria de Diseno Textil, S.A.	39,923	1,197,533
Mapfre, S.A.	194,822	536,570
Merlin Properties SOCIMI, S.A.	17,477	239,321
Naturgy Energy Group S.A.	34,833	886,793
Red Electrica Corp. S.A.	26,389	501,727
Repsol S.A.	203,344	3,242,483
Telefonica S.A.	746,135	5,727,679
		44,630,258
Sweden-1.94%
Alfa Laval AB	16,468	310,006
Assa Abloy AB, Class B	36,105	832,830
Atlas Copco AB, Class A	29,783	918,758
Atlas Copco AB, Class B	17,660	485,745
BillerudKorsnas AB	17,287	201,826
Boliden AB	20,563	469,760
Castellum AB	15,096	308,393
Electrolux AB, Series B	23,879	556,172
Epiroc AB, Class A	17,708	195,292
Epiroc AB, Class B	10,705	111,895
Essity AB, Class B	34,129	1,021,113
Getinge AB, Class B	19,683	291,151
	Shares	Value
Sweden-(continued)
Hennes & Mauritz AB, Class B	111,060	$ 1,944,358
Hexagon AB, Class B	7,408	361,928
Husqvarna AB, Class B	29,572	264,141
ICA Gruppen AB	7,344	327,823
Industrivarden AB, Class A	17,589	394,135
Industrivarden AB, Class C	14,027	306,862
NCC AB, Class A	684	10,945
NCC AB, Class B	15,970	257,034
Sandvik AB	62,092	962,333
Securitas AB, Class B	30,219	471,688
Skandinaviska Enskilda Banken AB, Class A	145,932	1,382,434
Skandinaviska Enskilda Banken AB, Class C	2,106	20,103
Skanska AB, Class B	48,128	904,879
SKF AB, Class B	38,641	638,275
SSAB AB, Class A(c)	33,134	94,670
SSAB AB, Class B	82,924	212,297
Svenska Cellulosa AB SCA, Class A	1,086	10,477
Svenska Cellulosa AB SCA, Class B	32,256	269,433
Svenska Handelsbanken AB, Class A	152,511	1,383,280
Svenska Handelsbanken AB, Class B	3,723	35,540
Swedbank AB, Class A	94,657	1,301,092
Swedish Match AB	7,715	296,961
Tele2 AB, Class B	32,097	461,919
Telefonaktiebolaget LM Ericsson, Class A	2,780	25,323
Telefonaktiebolaget LM Ericsson, Class B	226,522	2,001,566
Telia Co. AB	367,675	1,651,459
Trelleborg AB, Class B	19,356	268,753
Volvo AB, Class B	134,415	2,011,403
		23,974,052
Switzerland-6.58%
ABB Ltd.	149,090	2,815,163
Adecco Group AG	22,660	1,242,616
Alcon, Inc.(a)	20,810	1,219,172
Baloise Holding AG	4,891	886,647
Chocoladefabriken Lindt & Spruengli AG	2	166,032
Chocoladefabriken Lindt & Spruengli AG, PC	36	266,271
Cie Financiere Richemont S.A.	27,051	2,319,487
Clariant AG	13,537	249,272
Coca-Cola HBC AG	9,498	330,304
Credit Suisse Group AG	299,952	3,649,303
Dufry AG(a)	2,732	240,888
Geberit AG	1,262	583,943
Georg Fischer AG	313	270,629
Givaudan S.A.	330	879,660
Glencore PLC(a)	1,867,838	6,055,355
Helvetia Holding AG	3,697	470,264
Julius Baer Group Ltd.(a)	13,945	598,548
Kuehne + Nagel International AG	3,807	562,891
LafargeHolcim Ltd.(a)	46,880	2,306,215
Lonza Group AG(a)	1,915	658,115
Nestle S.A.	139,499	14,871,316
Novartis AG	104,214	9,600,250
Partners Group Holding AG	380	304,278
PSP Swiss Property AG	2,162	260,314
Roche Holding AG	31,617	8,504,505
Roche Holding AG, BR	1,206	324,705
Schindler Holding AG	697	157,273
Schindler Holding AG, PC	1,479	342,832
SGS S.A.	217	537,703
Sika AG	4,178	606,480
Sonova Holding AG	1,429	331,268

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Switzerland-(continued)
STMicroelectronics N.V.	31,327	$ 578,314
Swatch Group AG (The)	3,437	188,117
Swatch Group AG (The), BR	2,233	650,511
Swiss Life Holding AG	3,789	1,840,237
Swiss Prime Site AG(a)	5,297	468,437
Swiss Re AG	42,143	4,100,580
Swisscom AG	2,478	1,207,712
UBS Group AG(a)	368,873	4,117,690
Vifor Pharma AG	1,737	258,361
Zurich Insurance Group AG	18,033	6,300,656
		81,322,314
United Kingdom-16.30%
3i Group PLC	60,123	816,059
Admiral Group PLC	12,229	323,856
Aggreko PLC	31,389	321,030
Amcor PLC, CHS	76,944	823,613
Ashtead Group PLC	21,874	601,398
Associated British Foods PLC	22,534	665,806
AstraZeneca PLC	62,118	5,370,625
Aviva PLC	521,340	2,584,699
Babcock International Group PLC	37,090	215,522
BAE Systems PLC	307,977	2,061,556
Balfour Beatty PLC	62,420	157,170
Barclays PLC	2,603,849	4,919,404
Barratt Developments PLC	93,098	732,067
BBA Aviation PLC	75,986	296,290
Beazley PLC	34,175	241,573
Bellway PLC	9,573	347,424
Berkeley Group Holdings PLC	10,454	496,400
BP PLC	2,637,418	17,512,728
British American Tobacco PLC	220,204	7,911,560
British Land Co. PLC (The)	90,547	563,221
BT Group PLC	1,138,148	2,674,965
Bunzl PLC	17,409	458,304
Burberry Group PLC	18,127	497,908
Capita PLC(a)	259,702	369,734
Centrica PLC	1,026,401	950,832
Close Brothers Group PLC	12,125	196,410
CNH Industrial N.V.	106,859	1,085,400
Cobham PLC(a)	161,837	328,026
Compass Group PLC	86,939	2,206,496
Croda International PLC	4,494	257,467
CYBG PLC	243,874	505,921
DCC PLC	7,623	644,796
Derwent London PLC	5,790	206,570
Diageo PLC	82,756	3,476,678
Direct Line Insurance Group PLC	199,696	786,348
Dixons Carphone PLC	180,827	264,314
Drax Group PLC	53,915	199,633
DS Smith PLC	103,041	448,466
easyJet PLC	23,357	275,699
Experian PLC	27,634	844,119
Fiat Chrysler Automobiles N.V.	297,804	3,990,836
G4S PLC	205,878	480,400
GlaxoSmithKline PLC	347,824	7,251,258
Greene King PLC	40,927	312,498
Hammerson PLC	84,123	220,412
Hays PLC	117,294	220,813
Hiscox Ltd.	17,273	360,161
HSBC Holdings PLC	1,861,994	14,931,115
IG Group Holdings PLC	30,301	212,150
IMI PLC	21,868	276,432
	Shares	Value
United Kingdom-(continued)
Imperial Brands PLC	90,396	$ 2,302,268
Inchcape PLC	48,331	369,572
Informa PLC	40,325	428,698
Inmarsat PLC	68,202	478,178
InterContinental Hotels Group PLC	10,058	702,228
Intermediate Capital Group PLC	21,894	373,087
International Consolidated Airlines Group, S.A.	100,747	522,477
Intertek Group PLC	4,258	296,373
Intu Properties PLC(c)	199,637	116,967
ITV PLC	416,322	560,193
J Sainsbury PLC	339,797	816,724
John Wood Group PLC(c)	63,533	408,581
Johnson Matthey PLC	21,674	850,580
Kingfisher PLC	404,309	1,095,204
Land Securities Group PLC	73,123	711,821
Legal & General Group PLC	773,823	2,471,303
Lloyds Banking Group PLC	7,690,900	5,015,485
London Stock Exchange Group PLC	6,976	566,670
Man Group PLC	129,924	272,354
Marks & Spencer Group PLC(c)	309,448	781,009
Meggitt PLC	55,208	401,960
Micro Focus International PLC	17,135	361,581
Mondi PLC	26,429	581,535
National Grid PLC	462,199	4,783,132
Next PLC	11,340	839,609
Pearson PLC(c)	63,826	681,800
Pennon Group PLC	36,298	317,076
Persimmon PLC	21,911	537,428
Petrofac Ltd.	58,935	300,768
Phoenix Group Holdings PLC	36,235	307,587
Playtech PLC	49,870	270,999
Prudential PLC	237,900	4,940,115
Quilter PLC, REGS(d)	194,463	343,866
Reckitt Benckiser Group PLC	28,530	2,225,967
RELX PLC	61,318	1,464,369
Rentokil Initial PLC	58,697	311,762
Rolls-Royce Holdings PLC(a)	109,529	1,153,105
Royal Bank of Scotland Group PLC (The)	398,651	1,059,238
Royal Dutch Shell PLC, Class A	536,751	16,972,907
Royal Dutch Shell PLC, Class B	441,406	14,027,345
Royal Mail PLC	241,759	618,381
RSA Insurance Group PLC	88,958	611,503
Sage Group PLC (The)	45,640	400,802
Schroders PLC	7,378	268,040
Seadrill Ltd.(a)	12,034	48,240
Segro PLC	46,145	430,962
Severn Trent PLC	20,075	495,304
Smith & Nephew plc	34,871	795,500
Smiths Group PLC	28,562	571,706
SSE PLC	174,005	2,339,732
St James’s Place PLC	43,110	515,122
Standard Chartered PLC	337,415	2,786,379
Standard Life Aberdeen PLC	404,711	1,474,769
Subsea 7 S.A.	33,395	362,063
Tate & Lyle PLC	40,059	367,581
Taylor Wimpey PLC	305,139	602,246
TechnipFMC PLC	37,720	1,042,388
Tesco PLC	1,122,419	3,063,576
Thomas Cook Group PLC(a)(c)	588,315	39,813
Travis Perkins PLC	32,154	538,708
Unilever N.V.	66,385	3,851,327

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Unilever PLC	49,523	$ 3,003,172
United Utilities Group PLC	63,195	609,177
Vodafone Group PLC	5,407,318	9,915,929
Weir Group PLC (The)(c)	15,254	278,142
Whitbread PLC(c)	8,728	482,171
William Hill PLC	128,231	237,822
WM Morrison Supermarkets PLC(c)	345,238	822,838
WPP PLC	177,310	2,101,843
		201,593,319
United States-0.28%
Bausch Health Cos. Inc.(a)	43,295	1,045,489
Carnival PLC	9,524	432,791
Ferguson PLC	17,941	1,345,376
Samsonite International S.A.(d)	68,060	133,693
Waste Connections, Inc.	5,409	493,098
		3,450,447
Zambia-0.04%
First Quantum Minerals Ltd.	52,331	484,594
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $1,256,802,438)		1,234,529,652
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.91%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)(f)	17,730,398	$ 17,730,398
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)(f)	5,920,682	5,923,050
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,653,344)		23,653,448
TOTAL INVESTMENTS IN SECURITIES-101.75% (Cost $1,280,455,782)		1,258,183,100
OTHER ASSETS LESS LIABILITIES-(1.75)%		(21,634,237)
NET ASSETS-100.00%		$1,236,548,863

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CHS-CHESS Depositary Interests
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
REGS-Regulation S
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $7,112,358, which represented less than 1% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Australia-5.93%
Abacus Property Group	53,305	$ 152,473
Adelaide Brighton Ltd.	82,134	200,403
ALS Ltd.	50,701	252,308
Alumina Ltd.	95,373	153,822
Ansell Ltd.	19,327	371,660
Aristocrat Leisure Ltd.	25,047	529,131
Atlas Arteria Ltd.	25,370	143,213
Ausdrill Ltd.	105,731	143,928
AusNet Services	339,787	415,702
Australian Pharmaceutical Industries Ltd.	151,565	150,954
Automotive Holdings Group Ltd.(a)	83,361	179,265
Aveo Group(a)	77,284	109,199
Bapcor Ltd.	29,361	126,886
Beach Energy Ltd.	100,279	147,220
Bega Cheese Ltd.(a)	35,056	107,039
Blackmores Ltd.	929	57,423
Breville Group Ltd.	10,904	144,525
Brickworks Ltd.	7,577	87,476
BWP Trust	49,237	127,602
carsales.com Ltd.	18,125	184,517
Charter Hall Group	28,244	220,369
Charter Hall Retail REIT	52,331	163,033
Cleanaway Waste Management Ltd.	101,960	170,068
Cochlear Ltd.	2,435	369,819
Costa Group Holdings Ltd.(a)	20,916	57,233
Cromwell Property Group	247,595	201,373
CSR Ltd.	168,128	467,005
Dominos Pizza Enterprises Ltd.	3,252	86,452
DuluxGroup Ltd.	54,560	351,611
Eclipx Group Ltd.	79,426	79,379
Elders Ltd.(a)	19,234	97,704
Estia Health Ltd.	48,600	90,443
Evolution Mining Ltd.	60,621	209,751
Flight Centre Travel Group Ltd.	9,188	291,880
G8 Education Ltd.	79,219	158,345
Genworth Mortgage Insurance Australia Ltd.	50,792	118,678
GrainCorp Ltd., Class A	66,903	395,649
Growthpoint Properties Australia Ltd.	26,588	80,450
GUD Holdings Ltd.	12,326	80,794
GWA Group Ltd.	40,835	100,761
Harvey Norman Holdings Ltd.(a)	123,299	373,079
Healius Ltd.	146,498	295,853
Iluka Resources Ltd.	27,891	184,934
Independence Group NL	38,544	142,928
Inghams Group Ltd.	43,502	121,734
InvoCare Ltd.	13,659	147,148
IOOF Holdings Ltd.(a)	95,256	382,770
IRESS Ltd.	13,026	125,694
JB Hi-Fi Ltd.(a)	25,446	527,738
Link Administration Holdings Ltd.	28,188	98,892
Magellan Financial Group Ltd.	5,306	226,305
Mayne Pharma Group Ltd.(a)(b)	213,207	77,885
McMillan Shakespeare Ltd.	9,194	87,830
Mineral Resources Ltd.	19,631	217,438
Monadelphous Group Ltd.	18,211	237,608
National Storage REIT	57,721	65,246
New Hope Corp. Ltd.	25,619	44,321
nib holdings Ltd.	53,342	293,760
Nine Entertainment Co. Holdings Ltd.	153,367	213,531
Northern Star Resources Ltd.	23,423	210,037
NRW Holdings Ltd.	52,619	88,856
Nufarm Ltd.(a)	61,422	206,595
OceanaGold Corp.	75,677	206,316
Orora Ltd.	173,645	404,535
	Shares	Value
Australia-(continued)
OZ Minerals Ltd.	44,869	$ 318,228
Pact Group Holdings Ltd.	53,860	104,316
Pendal Group Ltd.	32,792	176,069
Perpetual Ltd.	8,591	233,952
Perseus Mining Ltd.(b)	264,098	125,600
Platinum Asset Management Ltd.	23,667	78,626
Premier Investments Ltd.	11,992	130,264
Qube Holdings Ltd.	129,312	281,646
REA Group Ltd.	1,726	116,811
Regis Resources Ltd.	37,013	142,097
Resolute Mining Ltd.	109,059	133,425
Sandfire Resources NL	21,760	101,087
SEEK Ltd.	32,113	462,820
Seven Group Holdings Ltd.(a)	15,468	193,077
Seven West Media Ltd.(b)	349,158	104,686
Shopping Centres Australasia Property Group	95,585	160,752
Sigma Healthcare Ltd.	306,146	125,552
Southern Cross Media Group Ltd.	157,819	145,761
St Barbara Ltd.	24,758	63,138
Star Entertainment Group Ltd. (The)	143,962	410,795
Steadfast Group Ltd.	51,550	135,017
Super Retail Group Ltd.	40,690	252,410
Sydney Airport	79,346	457,202
Tassal Group Ltd.	27,685	98,272
TPG Telecom Ltd.	37,657	181,167
Virgin Australia International(c)	112,977	0
Viva Energy Group Ltd., REGS(d)	229,254	379,232
Viva Energy REIT Ltd.	51,180	93,834
Vocus Group Ltd.(b)	68,722	152,994
Washington H Soul Pattinson & Co. Ltd.	7,564	118,398
Whitehaven Coal Ltd.	72,475	184,828
		18,218,632
Austria-0.95%
ams AG(b)	7,097	376,213
BAWAG Group AG, REGS(b)(d)	5,787	231,570
CA Immobilien Anlagen AG	7,328	259,456
DO & Co.AG	878	78,205
EVN AG	6,002	96,096
IMMOFINANZ AG(b)	15,750	424,022
Lenzing AG	2,703	277,327
Oesterreichische Post AG(a)	5,571	187,323
S IMMO AG	6,358	141,438
Schoeller-Bleckmann Oilfield Equipment AG	987	79,343
Telekom Austria AG(b)	12,377	92,330
UNIQA Insurance Group AG	16,770	151,241
Verbund AG	5,400	304,225
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,252	213,156
		2,911,945
Belgium-1.41%
Ackermans & van Haaren N.V.	2,563	376,110
Aedifica S.A.	1,482	156,591
AGFA-Gevaert N.V.(b)	25,295	102,797
Barco N.V.	934	196,336
Befimmo S.A.	2,376	135,182
Bekaert S.A.	11,877	338,266
Cie dEntreprises CFE	933	82,689
Cofinimmo S.A.	3,075	408,790
Dieteren S.A./N.V.	3,196	150,699
Econocom Group S.A./N.V.	29,325	98,147
Elia System Operator S.A./N.V.	3,436	263,204
Euronav N.V.	31,153	263,959
Galapagos N.V.(b)	1,018	178,970

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Belgium-(continued)
Gimv N.V.	1,381	$ 81,647
Melexis N.V.	1,444	99,841
Ontex Group N.V.	14,384	239,106
Orange Belgium S.A.	6,129	140,916
Sofina S.A.	1,643	320,496
Telenet Group Holding N.V.	8,721	432,093
Tessenderlo Group S.A.(b)	2,654	83,773
Warehouses De Pauw CVA	1,106	185,945
		4,335,557
Cambodia-0.05%
NagaCorp Ltd.	95,704	145,000
Canada-7.84%
Aecon Group, Inc.	17,452	270,056
Alamos Gold, Inc., Class A	51,547	339,944
Allied Properties REIT	11,855	441,736
Artis REIT	48,242	429,095
ATS Automation Tooling Systems, Inc.(b)	8,610	138,675
B2Gold Corp.(b)	64,904	208,084
Birchcliff Energy Ltd.	60,895	121,962
BlackBerry Ltd.(b)	46,465	340,752
Boardwalk REIT	9,830	314,329
Boyd Group Income Fund	1,142	147,782
Canadian Western Bank	15,953	374,543
Canfor Corp.(b)	22,932	166,251
Cascades, Inc.	23,422	215,643
CCL Industries, Inc., Class B	9,624	483,710
Centerra Gold, Inc.(b)	49,329	395,939
CES Energy Solutions Corp.(a)	55,607	80,458
Chartwell Retirement Residences	25,063	293,545
Choice Properties Real Estate Investment Trust	16,357	171,025
Cineplex, Inc.	15,351	277,058
Cogeco Communications, Inc.	1,955	155,176
Colliers International Group, Inc.	2,323	169,614
Cominar Real Estate Investment Trust	52,347	497,100
Constellation Software, Inc.	502	480,034
Corus Entertainment, Inc., Class B	56,681	218,842
Descartes Systems Group, Inc. (The)(b)	2,521	92,055
Detour Gold Corp.(b)	26,803	411,490
Dollarama, Inc.	12,769	475,501
Dream Global REIT	24,242	260,115
Dream Global REIT	20,557	384,950
ECN Capital Corp.	44,623	160,733
Eldorado Gold Corp.(b)	81,078	624,841
Element Fleet Management Corp.	54,712	418,314
Emera, Inc.(a)	9,073	378,632
Enerflex Ltd.	16,371	207,076
Enerplus Corp.	55,418	369,270
Ensign Energy Services, Inc.	25,363	80,156
Entertainment One Ltd.	48,367	261,173
First Capital Realty, Inc.	24,677	410,610
FirstService Corp.	1,583	166,962
Genworth MI Canada, Inc.(a)	7,676	284,734
Granite REIT	5,299	247,527
Great Canadian Gaming Corp.(b)	3,016	100,644
Home Capital Group, Inc.(b)	25,540	461,924
Hudbay Minerals, Inc.	41,523	202,690
Hudsons Bay Co.	28,453	212,777
IAMGOLD Corp.(b)	83,380	304,782
Innergex Renewable Energy, Inc.	13,156	150,580
Just Energy Group, Inc.	61,161	213,783
Kirkland Lake Gold Ltd.	4,437	184,420
Laurentian Bank of Canada	10,769	372,402
Linamar Corp.	12,311	419,070
Maple Leaf Foods, Inc.	10,129	238,733
	Shares	Value
Canada-(continued)
Martinrea International, Inc.	33,000	$ 271,660
Mullen Group Ltd.	27,223	209,176
NFI Group, Inc.	9,114	201,970
Norbord, Inc.	10,449	243,411
North West Co., Inc. (The)	8,490	195,319
Northland Power, Inc.	15,233	291,401
Northview Apartment REIT	7,461	154,544
NuVista Energy Ltd.(b)	25,051	51,890
Osisko Gold Royalties Ltd.	11,482	136,142
Pan American Silver Corp.	14,870	227,611
Paramount Resources Ltd., Class A(b)	15,798	95,523
Pason Systems, Inc.	8,052	108,778
Peyto Exploration & Development Corp.(a)	82,795	252,203
PrairieSky Royalty Ltd.(a)	20,823	280,357
Precision Drilling Corp.(b)	139,772	241,619
Premium Brands Holdings Corp.	2,586	189,152
Pretium Resources, Inc.(b)	10,650	116,058
Quebecor, Inc., Class B	11,801	268,705
Ritchie Bros Auctioneers, Inc.	6,655	241,489
Russel Metals, Inc.	20,482	326,458
Secure Energy Services, Inc.	29,273	156,491
SEMAFO, Inc.(b)	43,836	176,593
Seven Generations Energy Ltd., Class A(b)	54,024	301,562
ShawCor Ltd.	15,172	199,651
Shopify, Inc., Class A(b)	529	168,959
Sierra Wireless, Inc.(b)	7,324	86,841
SmartCentres REIT	17,750	437,819
SSR Mining, Inc.(b)	9,581	148,769
Stantec, Inc.	15,033	359,927
Stars Group, Inc. (The)(b)	11,692	182,884
Stella-Jones, Inc.	5,461	171,214
Superior Plus Corp.(a)	31,971	320,891
TFI International, Inc.	14,557	462,822
TMX Group Ltd.	6,818	508,929
TORC Oil & Gas Ltd.(a)	31,950	100,000
Torex Gold Resources, Inc.(b)	7,924	102,584
Toromont Industries Ltd.	5,587	281,658
TransAlta Renewables, Inc.	11,382	118,661
Transcontinental, Inc., Class A	17,482	202,092
WestJet Airlines Ltd.	18,663	437,173
Westshore Terminals Investment Corp.	8,103	128,473
Winpak Ltd.	3,296	114,104
		24,098,860
China-0.91%
CapitaLand Retail China Trust	89,672	104,182
China Travel International Investment Hong Kong Ltd.	351,795	65,165
CITIC Telecom International Holdings Ltd.	292,008	120,863
Guotai Junan International Holdings Ltd.	461,115	73,633
Kerry Logistics Network Ltd.	60,057	103,267
Minth Group Ltd.	74,076	211,027
MMG Ltd.(b)	394,427	124,457
Nexteer Automotive Group Ltd.	108,877	114,192
Noble Group Ltd.(b)(c)	760,360	11,251
Shui On Land Ltd.	410,508	88,102
SITC International Holdings Co. Ltd.	100,926	111,396
Tingyi Cayman Islands Holding Corp.	313,598	470,323
Towngas China Co., Ltd.(b)	124,833	95,364
Uni-President China Holdings Ltd.	140,611	167,234
Want Want China Holdings Ltd.	575,220	450,453
Xinyi Glass Holdings Ltd.	301,596	306,300
Xinyi Solar Holdings Ltd.	335,563	185,188
		2,802,397

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Colombia-0.10%
Gran Tierra Energy, Inc.(b)	53,121	$ 86,570
Parex Resources, Inc.(b)	12,713	218,410
		304,980
Denmark-1.31%
Alm Brand A/S	11,726	105,779
Chr Hansen Holding A/S	2,798	246,314
D/S Norden A/S	8,228	124,156
Demant A/S(b)	5,046	149,989
Dfds A/S	4,377	162,506
FLSmidth & Co. A/S	9,052	373,733
Genmab A/S(b)	922	172,119
GN Store Nord A/S	5,370	257,104
H Lundbeck A/S	3,350	130,570
Matas A/S	10,214	105,998
Nilfisk Holding A/S(b)	1,969	50,556
NKT A/S(b)	9,187	136,162
Ringkjoebing Landbobank A/S	2,234	153,227
Rockwool International A/S, Class B	597	146,966
Royal Unibrew A/S	2,910	218,424
Scandinavian Tobacco Group A/S, REGS(d)	15,165	160,771
Schouw & Co. A/S	2,056	154,200
SimCorp A/S	1,336	121,615
Sydbank A/S	18,063	316,193
Topdanmark A/S	4,657	240,674
Tryg A/S	16,095	494,851
		4,021,907
Egypt-0.10%
Centamin PLC	198,848	316,280
Faroe Islands-0.06%
Bakkafrost P/F	3,241	188,208
Finland-1.22%
Cargotec Oyj, Class B	10,981	329,131
Citycon Oyj(a)	13,298	136,437
Cramo Oyj	7,092	61,906
DNA Oyj	7,687	179,219
Finnair Oyj	14,488	102,754
Huhtamaki Oyj	12,610	482,413
Kemira Oyj	16,061	238,908
Konecranes Oyj	12,328	365,111
Metsa Board Oyj(a)	27,624	138,958
Orion Oyj, Class B(a)	13,933	481,058
Outotec Oyj(b)	38,218	241,525
Sanoma Oyj	10,635	105,977
Tieto Oyj(a)	10,428	267,971
Uponor Oyj	12,078	128,022
Valmet Oyj	15,760	309,006
YIT Oyj(a)	33,961	189,817
		3,758,213
France-3.41%
Adevinta ASA, Class A(b)	4,095	46,348
Adevinta ASA, Class B(b)	5,031	56,426
Aeroports de Paris	2,381	412,761
ALD S.A., REGS(d)	12,799	192,380
Alten S.A.	2,432	303,543
Altran Technologies S.A.	33,107	527,486
BioMerieux	2,151	183,331
Cie Plastic Omnium S.A.	11,516	306,059
Coface S.A.(b)	20,746	258,704
Dassault Aviation S.A.	176	242,988
Derichebourg S.A.	35,697	133,225
Elior Group S.A., REGS(d)	30,028	395,514
Eramet	2,075	100,845
Europcar Mobility Group, REGS(a)(d)	25,888	163,430
	Shares	Value
France-(continued)
Fnac Darty S.A.(b)	5,481	$ 387,206
Gaztransport Et Technigaz S.A.	1,367	125,034
Ipsen S.A.	1,440	166,262
Ipsos	5,872	161,813
JCDecaux S.A.	8,543	248,448
Korian S.A.	8,663	344,533
Maisons du Monde S.A., REGS(d)	5,962	120,681
Mercialys S.A.	15,915	181,096
Mersen S.A.	2,908	105,066
Metropole Television S.A.	13,533	236,562
Neopost S.A.(a)	12,815	259,682
Nexans S.A.	13,497	459,994
Orpea	4,217	531,967
Rallye S.A.(a)	6,662	31,376
Remy Cointreau S.A.(a)	1,565	233,317
Rothschild & Co. SCS	3,645	114,851
SEB S.A.	2,912	470,122
Societe BIC S.A.	4,852	339,799
Sopra Steria Group	3,202	415,691
Tarkett S.A.	9,757	164,364
Technicolor S.A.(b)	222,740	190,463
Television Francaise 1	36,563	368,419
Ubisoft Entertainment S.A.(b)	5,265	438,247
Vallourec S.A.(b)	214,078	747,479
Vicat S.A.	2,634	119,507
Virbac S.A.(b)	611	114,152
Worldline S.A., REGS(b)(d)	1,293	93,288
		10,492,459
Georgia-0.03%
Bank of Georgia Group PLC	6,164	106,118
Germany-4.40%
1&1 Drillisch AG(a)	4,937	150,064
ADO Properties S.A., REGS(d)	2,148	93,128
alstria office REIT-AG	17,281	280,914
Axel Springer S.E.(a)	6,682	464,612
BayWa AG(a)	2,892	75,991
Bechtle AG	2,898	325,567
Bilfinger S.E.(a)	12,212	362,764
CANCOM S.E.	3,090	175,117
Carl Zeiss Meditec AG, BR	1,391	154,022
CTS Eventim AG & Co.KGaA	3,231	162,746
Delivery Hero S.E., REGS(b)(d)	3,089	149,884
Deutsche Beteiligungs AG	1,905	67,024
Deutsche EuroShop AG(a)	10,539	286,782
Deutz AG	27,642	193,585
DIC Asset AG	10,161	115,621
Draegerwerk AG & Co. KGaA	986	42,650
Draegerwerk AG & Co. KGaA, Preference Shares	2,311	126,080
Duerr AG	9,392	283,700
DWS Group GmbH & Co. KGaA, REGS(d)	7,500	252,895
ElringKlinger AG(a)(b)	14,148	81,125
Fielmann AG(a)	2,255	158,426
Fraport AG Frankfurt Airport Services Worldwide	5,308	447,500
FUCHS PETROLUB S.E.	3,348	119,472
FUCHS PETROLUB S.E., Preference Shares	6,667	259,361
Gerresheimer AG	4,583	361,782
Grand City Properties S.A.	12,093	275,211
Grenke AG	1,328	115,330
Hamburger Hafen und Logistik AG	4,817	122,604
Heidelberger Druckmaschinen AG(a)(b)	126,250	139,020
Hella GmbH & Co. KGaA	9,524	457,033
Hornbach Holding AG & Co.KGaA	1,595	86,574
Indus Holding AG	2,159	86,418

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Germany-(continued)
Jenoptik AG	3,681	$ 104,510
Jungheinrich AG, Preference Shares	7,913	177,440
Kloeckner & Co.SE(a)	59,801	299,621
Knorr-Bremse AG	3,115	318,038
Koenig & Bauer AG(a)	2,378	96,587
Krones AG(a)	3,128	180,753
Nordex S.E.(b)	22,627	268,556
Norma Group S.E.	4,099	148,050
Pfeiffer Vacuum Technology AG	667	93,498
Puma S.E.	5,562	391,690
Rational AG	135	92,590
Rhoen-Klinikum AG	3,707	99,057
Rocket Internet S.E., REGS(b)(d)	8,326	236,575
Sartorius AG, Preference Shares	833	171,951
Schaeffler AG, Preference Shares	31,171	235,027
Scout24 AG, REGS(b)(d)	8,486	474,778
Siemens Healthineers AG, REGS(d)	9,165	385,876
Siltronic AG	1,890	148,776
Sixt S.E.	1,884	194,347
Sixt S.E., Preference Shares	2,383	159,724
Software AG	5,932	169,278
Stabilus S.A.	1,952	90,325
Stroeer S.E.& Co. KGaA	1,900	151,150
Suedzucker AG	30,642	478,317
TAG Immobilien AG(b)	13,706	325,959
Takkt AG	6,063	83,437
Tele Columbus AG, REGS(a)(b)(d)	49,809	112,135
TLG Immobilien AG	7,832	231,520
Wacker Chemie AG	3,171	238,315
Wacker Neuson S.E.	4,928	100,464
Wirecard AG	2,190	369,653
Zalando S.E., REGS(b)(d)	8,878	411,997
		13,512,996
Ghana-0.09%
Tullow Oil PLC	120,392	285,615
Hong Kong-2.44%
ASM Pacific Technology Ltd.	31,199	367,673
Bank of East Asia Ltd. (The)	67,673	196,244
Brightoil Petroleum Holdings Ltd.(b)(c)	160,687	0
Cafe de Coral Holdings Ltd.	53,728	179,141
Cathay Pacific Airways Ltd.	162,346	229,793
Champion REIT	278,172	206,819
Chow Tai Fook Jewellery Group Ltd.	218,563	209,687
CK Infrastructure Holdings Ltd.	42,626	331,352
Dah Sing Financial Holdings Ltd.	24,500	110,327
Dairy Farm International Holdings Ltd.	30,491	228,683
First Pacific Co., Ltd.	421,380	177,103
Fortune REIT	229,202	300,414
Global Brands Group Holding Ltd.	195,865	15,513
Haitong International Securities Group Ltd.	536,536	159,016
Hang Lung Group Ltd.	79,711	205,695
HKBN Ltd.	62,476	113,173
Hutchison Port Holdings Trust, Class U	458,577	100,887
Hutchison Telecommunications Hong Kong Holdings Ltd.	208,314	45,240
Hysan Development Co. Ltd.	64,905	310,517
Johnson Electric Holdings Ltd.	51,549	93,379
K Wah International Holdings Ltd.	150,788	78,978
Li & Fung Ltd.	1,635,607	229,840
Lifestyle International Holdings Ltd.	70,224	96,348
Luk Fook Holdings International Ltd.	49,634	150,274
Man Wah Holdings Ltd.	293,580	142,516
Mapletree North Asia Commercial Trust, REGS(d)	275,706	286,071
Melco International Development Ltd.	110,397	272,470
	Shares	Value
Hong Kong-(continued)
Pacific Basin Shipping Ltd.	790,833	$ 163,665
Pacific Textiles Holdings Ltd.	132,384	104,515
PCCW Ltd.	541,078	308,974
Sa Sa International Holdings Ltd.(a)	239,852	67,716
Shangri-La Asia Ltd.	189,931	232,200
SmarTone Telecommunications Holdings Ltd.	108,584	100,152
Sun Art Retail Group Ltd.	402,770	409,567
Value Partners Group Ltd.	150,639	90,639
Vitasoy International Holdings Ltd.	26,148	123,760
VTech Holdings Ltd.	31,254	275,293
Wheelock & Co. Ltd.	63,769	404,060
Yue Yuen Industrial Holdings Ltd.	133,783	375,137
		7,492,831
India-0.05%
Rhi Magnesita N.V.	2,745	150,511
Indonesia-0.07%
Golden Agri-Resources Ltd.	941,973	203,048
Ireland-0.63%
C&C Group PLC	38,597	175,333
Cairn Homes PLC(b)	59,615	70,889
Dalata Hotel Group PLC	18,642	96,515
Glanbia PLC	16,414	215,649
Green REIT PLC	80,074	159,765
Greencore Group PLC	107,179	280,581
Hibernia REIT PLC	84,928	142,784
Kingspan Group PLC	9,684	477,650
UDG Healthcare PLC	31,215	305,770
		1,924,936
Israel-1.39%
Airport City Ltd.(b)	6,732	124,614
Alony Hetz Properties & Investments Ltd.	12,487	171,366
Azrieli Group Ltd.	3,975	280,997
Delek Group Ltd.	1,565	240,776
Elbit Systems Ltd.	2,173	350,971
First International Bank Of Israel Ltd.	9,294	241,539
Gazit-Globe Ltd.	20,447	185,005
Harel Insurance Investments & Financial Services Ltd.	29,613	233,388
Israel Corp. Ltd. (The)(b)	788	194,245
Jerusalem Economy Ltd.(b)	25,608	104,720
Melisron Ltd.	1,851	98,137
Mizrahi Tefahot Bank Ltd.(b)	18,739	452,814
Nice Ltd.(b)	2,594	399,756
Oil Refineries Ltd.(b)	235,996	127,753
Partner Communications Co. Ltd.(b)	15,922	65,475
Paz Oil Co. Ltd.	1,225	175,015
Phoenix Holdings Ltd. (The)	18,719	117,767
Plus500 Ltd.	18,928	138,919
Shufersal Ltd.	20,006	148,405
Strauss Group Ltd.	3,061	93,137
Tower Semiconductor Ltd.(b)	16,501	328,897
		4,273,696
Italy-2.97%
ACEA S.p.A.	9,257	174,802
Amplifon S.p.A.	5,925	146,979
Anima Holding S.p.A., REGS(d)	50,515	187,628
ASTM S.p.A.	7,536	262,290
Autogrill S.p.A.	28,210	299,642
Azimut Holding S.p.A.	27,952	527,514
Banca Generali S.p.A.	8,723	256,013
Banca IFIS S.p.A.	6,139	87,695
Banca Mediolanum S.p.A.	49,942	359,489

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Italy-(continued)
Banca Monte dei Paschi di Siena S.p.A.(a)(b)	129,656	$ 189,399
Banca Popolare di Sondrio SCPA	31,167	65,273
Brembo S.p.A.	18,338	189,270
Buzzi Unicem S.p.A.	11,707	239,836
Buzzi Unicem S.p.A., RSP	6,815	96,972
Cerved Group S.p.A.	24,523	195,086
Danieli & C. Officine Meccaniche S.p.A.	1,024	17,991
Danieli & C. Officine Meccaniche S.p.A., Savings Shares	3,613	41,032
Davide Campari-Milano S.p.A.	25,897	242,780
De Longhi S.p.A.	7,792	157,723
DiaSorin S.p.A.	1,023	119,596
Enav S.p.A., REGS(d)	33,220	184,344
ERG S.p.A.	12,762	248,093
Ferrari N.V.	3,657	593,044
Fincantieri S.p.A.	107,475	112,004
FinecoBank Banca Fineco S.p.A.	24,073	241,011
IMA Industria Macchine Automatiche S.p.A.(a)	1,768	139,763
Infrastrutture Wireless Italiane S.p.A., REGS(d)	18,534	189,436
Interpump Group S.p.A.	5,026	142,585
Iren S.p.A.	162,429	427,164
Italgas S.p.A.	75,920	483,339
Maire Tecnimont S.p.A.(a)	25,647	62,422
MARR S.p.A.	4,552	98,830
Mediaset S.p.A.(a)(b)	80,284	236,968
Moncler S.p.A.	5,541	229,315
OVS S.p.A., REGS(b)(d)	149,551	265,417
Piaggio & C S.p.A.	40,316	121,915
PRADA S.p.A.	72,574	224,827
Recordati S.p.A.	6,378	287,814
Salini Impregilo S.p.A.(a)(b)	77,111	149,388
Salvatore Ferragamo S.p.A.	7,511	158,683
Societa Cattolica di Assicurazioni SC	39,707	338,868
Societa Iniziative Autostradali e Servizi S.p.A.(a)	9,721	185,945
Tods S.p.A.(a)	2,972	148,906
		9,127,091
Ivory Coast-0.03%
Endeavour Mining Corp.(b)	5,448	102,309
Japan-32.46%
77 Bank Ltd. (The)	11,669	167,122
ABC-Mart, Inc.	2,851	181,183
Acom Co. Ltd.	36,713	130,520
Adastria Co. Ltd.	7,401	145,668
ADEKA Corp.	16,487	242,958
Advantest Corp.	10,120	397,996
Aeon Delight Co. Ltd.	2,819	84,512
AEON Financial Service Co. Ltd.(a)	22,965	373,109
Aeon Mall Co. Ltd.	20,755	320,572
Aica Kogyo Co. Ltd.	6,211	180,767
Aida Engineering, Ltd.	14,594	116,671
Aiful Corp.(b)	41,743	85,735
Ain Holdings, Inc.	2,857	157,355
Akebono Brake Industry Co. Ltd.(a)(b)	70,550	100,066
Alpen Co. Ltd.(a)	5,936	85,233
Amano Corp.	9,351	283,781
Anritsu Corp.(a)	8,687	161,779
AOKI Holdings, Inc.	8,412	82,977
Aoyama Trading Co. Ltd.	16,490	309,069
Arata Corp.	3,897	126,879
Arcs Co. Ltd.	5,696	119,350
Asahi Diamond Industrial Co. Ltd.	13,119	81,439
Asahi Holdings, Inc.	7,472	155,943
	Shares	Value
Japan-(continued)
Asics Corp.	28,301	$ 306,013
ASKUL Corp.(a)	4,176	104,847
Autobacs Seven Co. Ltd.	13,192	215,543
Avex, Inc.	10,108	130,429
Awa Bank Ltd. (The)	3,795	86,578
Azbil Corp.	17,027	410,091
Bank of the Ryukyus Ltd.	8,209	85,511
Belluna Co. Ltd.	11,019	71,853
Benesse Holdings, Inc.	15,697	369,962
Bic Camera, Inc.	41,342	410,469
BML, Inc.	2,496	68,966
Calbee, Inc.	7,256	206,503
Canon Marketing Japan, Inc.	11,073	213,760
Capcom Co Ltd.	6,176	130,374
Cawachi Ltd.	4,629	86,590
Central Glass Co. Ltd.	8,941	204,883
Chiyoda Corp.(a)(b)	97,111	262,958
Chudenko Corp.(a)	4,587	101,013
Chugoku Bank Ltd. (The)	26,241	229,843
Chugoku Marine Paints Ltd.	11,419	86,135
Citizen Watch Co. Ltd.(a)	80,828	405,722
CKD Corp.	12,793	142,570
cocokara fine, Inc.	4,748	251,886
Colowide Co. Ltd.(a)	5,952	116,765
COMSYS Holdings Corp.	14,379	365,385
Cosmos Pharmaceutical Corp.	946	175,739
CyberAgent, Inc.	8,134	331,129
Daibiru Corp.	8,037	75,059
Daido Metal Co., Ltd.	12,380	74,913
Daido Steel Co. Ltd.	10,545	404,027
Daifuku Co. Ltd.	6,141	339,925
Daihen Corp.	4,937	138,004
Daiho Corp.	4,696	117,297
Daiichikosho Co. Ltd.	4,839	201,226
Daikyonishikawa Corp.	12,586	104,560
Daio Paper Corp.	20,547	247,151
Daiseki Co. Ltd.	4,202	100,469
Daishi Hokuetsu Financial Group, Inc.	3,425	91,638
Daiwabo Holdings Co. Ltd.	6,117	299,160
DCM Holdings Co. Ltd.	29,660	281,917
DeNA Co. Ltd.	22,153	425,411
Descente Ltd.	2,738	42,719
Dexerials Corp.	13,436	89,470
Disco Corp.	2,326	433,387
DMG Mori Co. Ltd.	17,294	253,736
Doutor Nichires Holdings Co. Ltd.	4,716	87,218
Dowa Holdings Co. Ltd.	14,601	465,296
DTS Corp.	4,702	103,502
Duskin Co. Ltd.	6,790	181,108
DyDo Group Holdings, Inc.(a)	2,202	87,005
Earth Corp.	2,637	113,543
EDION Corp.	32,143	306,998
Eizo Corp.	2,877	106,389
Exedy Corp.	10,274	211,299
Ezaki Glico Co. Ltd.	6,385	278,746
FamilyMart UNY Holdings Co. Ltd.	16,552	355,203
Fancl Corp.	3,929	99,587
FCC Co. Ltd.	7,326	144,125
Foster Electric Co. Ltd.	9,240	162,886
FP Corp.	2,353	146,067
Fuji Corp.	13,433	180,509
Fuji Media Holdings, Inc.	14,157	185,544
Fuji Oil Co. Ltd.	53,276	125,615
Fuji Oil Holdings, Inc.	5,884	182,088
Fuji Seal International, Inc.	3,646	107,793

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Fuji Soft, Inc.	2,939	$ 133,449
Fujitec Co. Ltd.	9,877	123,991
Fujitsu General Ltd.	12,238	197,589
Fukuyama Transporting Co. Ltd.	5,921	225,224
Furukawa Co. Ltd.	11,866	156,392
Futaba Corp.	5,564	74,614
Futaba Industrial Co. Ltd.	16,231	113,763
Fuyo General Lease Co. Ltd.	3,704	221,745
Geo Holdings Corp.	11,583	153,622
Glory Ltd.	12,757	339,678
GMO internet, Inc.(a)	6,273	102,956
Gree, Inc.	24,477	116,101
GS Yuasa Corp.	21,804	411,078
GungHo Online Entertainment, Inc.	5,075	134,710
Gunma Bank Ltd. (The)	105,871	366,636
Gunze Ltd.	3,233	144,715
H.I.S. Co., Ltd.	4,774	117,443
H2O Retailing Corp.	24,416	277,948
Hachijuni Bank Ltd. (The)	106,793	404,254
Hamakyorex Co. Ltd.	2,596	93,248
Hamamatsu Photonics KK	7,636	285,888
Hanwa Co. Ltd.	15,098	415,499
Happinet Corp.	6,382	77,178
Hazama Ando Corp.	51,571	358,135
Heiwa Corp.(a)	12,465	257,738
Heiwa Real Estate Co. Ltd.	6,994	148,157
Heiwado Co. Ltd.	8,660	159,601
Hikari Tsushin, Inc.	1,788	397,041
Hirose Electric Co. Ltd.	4,307	454,997
Hiroshima Bank Ltd. (The)	58,682	281,587
Hisamitsu Pharmaceutical Co. Inc.	6,357	257,910
Hitachi Capital Corp.	9,165	189,504
Hitachi Chemical Co. Ltd.	23,513	649,247
Hitachi High-Technologies Corp.	10,777	550,885
Hitachi Transport System Ltd.	8,538	268,152
Hitachi Zosen Corp.	106,619	384,938
Hogy Medical Co. Ltd.	2,709	75,725
Hokkoku Bank Ltd. (The)	2,765	77,163
Hokuetsu Corp.	35,741	178,746
Hokuhoku Financial Group, Inc.	22,748	228,999
Hokuriku Electric Power Co.(b)	51,686	372,263
Horiba Ltd.	4,944	268,659
Hoshizaki Corp.	4,704	334,468
Hosiden Corp.	17,418	195,717
House Foods Group, Inc.	7,738	286,500
Hulic Co., Ltd.	39,034	337,222
Hyakugo Bank Ltd. (The)	25,508	75,179
Ibiden Co. Ltd.	31,420	565,748
IBJ Leasing Co. Ltd.	4,408	111,362
IDOM Inc.	25,043	95,259
Inaba Denki Sangyo Co. Ltd.	3,783	175,257
Inabata & Co. Ltd.	7,803	102,267
Internet Initiative Japan, Inc.	4,730	89,307
IRISO Electronics Co., Ltd.	1,757	80,912
Ishihara Sangyo Kaisha Ltd.	15,053	162,211
Ito En Ltd.	6,628	291,492
Itochu Enex Co. Ltd.	10,019	81,573
Itochu Techno-Solutions Corp.	10,218	264,543
Itoham Yonekyu Holdings, Inc.	28,996	191,482
Iwatani Corp.	11,178	371,142
Iyo Bank Ltd. (The)	55,731	272,046
Izumi Co. Ltd.	7,128	269,167
J Trust Co. Ltd.(a)	25,859	113,606
Jaccs Co. Ltd.	6,451	128,990
Jafco Co. Ltd.	6,045	226,322
	Shares	Value
Japan-(continued)
Japan Airport Terminal Co., Ltd.	4,027	$ 168,016
Japan Aviation Electronics Industry Ltd.	11,724	164,778
Japan Petroleum Exploration Co. Ltd.	13,197	290,133
Japan Securities Finance Co. Ltd.(a)	22,750	116,291
Japan Steel Works Ltd. (The)	12,393	217,669
Jeol Ltd.	4,992	113,059
Joyful Honda Co. Ltd.	6,004	68,238
Juki Corp.	9,123	83,353
Juroku Bank Ltd. (The)	4,823	98,881
JVC Kenwood Corp.	82,158	185,390
Kadokawa Dwango Corp.	12,895	164,966
Kaga Electronics Co. Ltd.	5,240	80,018
Kagome Co. Ltd.	7,299	170,416
Kakaku.com, Inc.	5,662	118,690
Kaken Pharmaceutical Co. Ltd.	4,379	214,161
Kamigumi Co. Ltd.	16,580	383,291
Kanamoto Co. Ltd.	6,309	163,456
Kandenko Co. Ltd.	24,879	218,601
Kanematsu Corp.	16,491	190,769
Kansai Paint Co. Ltd.	22,312	443,055
Kato Sangyo Co. Ltd.	3,133	93,204
Kato Works Co. Ltd.	3,862	69,361
Keihan Holdings Co. Ltd.	10,501	428,454
Keihin Corp.	14,386	201,000
Keisei Electric Railway Co., Ltd.	13,480	498,478
Kenedix, Inc.	18,892	96,570
Kewpie Corp.	20,366	464,062
KH Neochem Co., Ltd.	4,743	118,952
Kinden Corp.	26,588	405,524
Kintetsu World Express, Inc.	10,687	144,692
Kissei Pharmaceutical Co. Ltd.	4,901	122,057
Kitz Corp.	17,207	117,909
Kiyo Bank Ltd. (The)	8,140	106,459
Kobayashi Pharmaceutical Co. Ltd.	2,998	215,376
Koei Tecmo Holdings Co. Ltd.	5,702	110,390
Kohnan Shoji Co. Ltd.	8,393	183,977
KOKUYO Co., Ltd.	13,081	177,465
Komeri Co. Ltd.	7,495	155,181
Komori Corp.	8,439	85,964
Konami Holdings Corp.	8,392	358,636
Konoike Transport Co., Ltd.	6,177	96,147
Kose Corp.	1,258	215,624
Kumagai Gumi Co. Ltd.	8,780	236,128
Kumiai Chemical Industry Co. Ltd.	12,197	100,766
Kureha Corp.	3,715	248,066
Kurita Water Industries Ltd.	16,642	424,269
KYB Corp.(b)	12,094	345,861
Kyoei Steel Ltd.	7,595	129,481
Kyokuto Kaihatsu Kogyo Co. Ltd.	6,975	86,597
KYORIN Holdings, Inc.	7,987	135,133
Kyoritsu Maintenance Co. Ltd.	2,139	92,889
Kyowa Exeo Corp.	12,514	302,779
Kyowa Hakko Kirin Co. Ltd.	21,895	363,589
Kyudenko Corp.	6,219	193,887
Kyushu Financial Group, Inc.	68,787	262,287
Leopalace21 Corp.(a)(b)	238,741	501,340
Lintec Corp.	10,327	218,857
Lion Corp.	19,209	379,845
LIXIL VIVA Corp.	7,182	87,712
M3, Inc.	7,983	162,932
Mabuchi Motor Co. Ltd.	9,041	314,759
Macnica Fuji Electronics Holdings, Inc.	16,119	225,362
Maeda Corp.	31,509	237,968
Maeda Road Construction Co. Ltd.	12,548	267,891
Makino Milling Machine Co. Ltd.	5,124	216,381

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Mandom Corp.	4,595	$ 108,553
Maruha Nichiro Corp.	11,615	341,791
Maruichi Steel Tube Ltd.	9,191	243,287
Marusan Securities Co. Ltd.(a)	14,264	72,125
Matsui Securities Co. Ltd.	10,886	90,938
Matsumotokiyoshi Holdings Co. Ltd.	11,354	382,737
Maxell Holdings Ltd.	11,897	153,184
Megmilk Snow Brand Co. Ltd.	11,686	251,856
Meidensha Corp.	12,470	194,214
Meitec Corp.	2,947	153,355
Miraca Holdings, Inc.	12,197	277,810
Mirait Holdings Corp.	12,701	189,155
MISUMI Group, Inc.	15,759	359,086
Mitsubishi Logistics Corp.	13,125	350,927
Mitsubishi Pencil Co. Ltd.	4,553	70,995
Mitsubishi UFJ Lease & Finance Co. Ltd.	88,469	473,410
Mitsui Sugar Co. Ltd.	3,228	69,213
Mitsui-Soko Holdings Co. Ltd.	5,700	81,372
Miura Co. Ltd.	6,824	190,437
Mizuno Corp.	5,268	121,784
Mochida Pharmaceutical Co. Ltd.	3,005	126,898
Modec, Inc.	3,568	95,497
Monex Group, Inc.	30,072	90,015
Morinaga & Co. Ltd.	4,118	194,569
Morinaga Milk Industry Co. Ltd.	13,834	540,873
Musashi Seimitsu Industry Co. Ltd.	11,564	152,199
Musashino Bank Ltd. (The)	4,287	83,351
Nabtesco Corp.	13,700	373,619
Nachi-Fujikoshi Corp.	5,354	227,819
Nagase & Co. Ltd.	13,652	200,552
Nankai Electric Railway Co. Ltd.	17,089	411,899
Nanto Bank Ltd. (The)	4,584	98,963
NEC Networks & System Integration Corp.	5,936	154,776
NET One Systems Co. Ltd.	7,392	197,574
NEXON Co., Ltd.(b)	20,412	325,614
Nichias Corp.	11,344	204,782
Nichicon Corp.	13,590	112,775
Nichiha Corp.	4,820	126,743
NichiiGakkan Co. Ltd.	10,074	160,516
Nichi-iko Pharmaceutical Co. Ltd.	9,188	105,864
Nichirei Corp.	17,697	412,699
Nifco, Inc.	13,152	326,816
Nihon Kohden Corp.	7,011	193,589
Nihon Parkerizing Co. Ltd.	10,119	113,609
Nihon Unisys Ltd.	7,056	234,279
Nikkiso Co. Ltd.	13,987	180,997
Nikkon Holdings Co. Ltd.	6,963	163,982
Nippo Corp.	13,878	266,376
Nippon Chemi-Con Corp.	6,508	100,879
Nippon Denko Co., Ltd.(a)	38,997	67,524
Nippon Densetsu Kogyo Co. Ltd.	5,274	101,813
Nippon Flour Mills Co. Ltd.	9,699	154,094
Nippon Gas Co., Ltd.	4,527	128,003
Nippon Kayaku Co. Ltd.	31,588	373,557
Nippon Paint Holdings Co. Ltd.(a)	11,186	489,887
Nippon Shinyaku Co., Ltd.	2,583	187,703
Nippon Shokubai Co. Ltd.	6,667	436,586
Nippon Signal Company Ltd.	10,404	116,329
Nippon Soda Co. Ltd.	7,542	191,164
Nippon Steel Trading Corp.	4,099	165,546
Nippon Suisan Kaisha Ltd.	68,849	436,905
Nippon Television Holdings, Inc.	11,771	162,946
Nippon Thompson Co., Ltd.	15,159	70,228
Nippon Yakin Kogyo Co. Ltd.(a)	45,799	88,582
Nipro Corp.	28,513	318,547
	Shares	Value
Japan-(continued)
Nishimatsu Construction Co. Ltd.	15,967	$ 303,972
Nishimatsuya Chain Co. Ltd.	11,817	95,777
Nishi-Nippon Financial Holdings, Inc.	26,923	191,182
Nishi-Nippon Railroad Co. Ltd.	8,342	177,251
Nishio Rent All Co. Ltd.	3,803	107,006
Nissan Chemical Corp.	7,897	348,028
Nissan Shatai Co. Ltd.	14,633	123,317
Nissha Co. Ltd.	9,078	106,687
Nisshin Oillio Group Ltd. (The)	6,152	180,466
Nissin Electric Co., Ltd.	9,241	106,900
Nissin Kogyo Co. Ltd.	11,495	159,231
Nitta Corp.	2,396	66,534
Nitto Boseki Co. Ltd.	5,231	118,568
Nitto Kogyo Corp.	5,286	101,752
NOF Corp.	7,660	275,852
Nojima Corp.	7,875	127,581
Nomura Co. Ltd.	5,554	75,861
Nomura Research Institute Ltd.	30,402	542,938
Noritake Co. Ltd.	3,111	122,205
North Pacific Bank Ltd.	86,605	193,829
NS Solutions Corp.	3,945	134,074
NS United Kaiun Kaisha Ltd.	3,626	81,153
NSD Co. Ltd.	3,694	114,656
OBIC Co. Ltd.	2,470	265,484
Ogaki Kyoritsu Bank Ltd. (The)	5,232	113,242
Okamoto Industries, Inc.	1,723	80,457
Okamura Corp.	12,196	119,966
Okasan Securities Group, Inc.	37,335	134,451
Oki Electric Industry Co. Ltd.(a)	37,790	509,203
Okinawa Electric Power Co., Inc. (The)	7,659	119,708
OKUMA Corp.	4,626	243,283
Okumura Corp.	8,438	241,696
Onward Holdings Co. Ltd.	34,448	178,308
Open House Co. Ltd.	3,531	155,940
Oracle Corp. Japan	2,285	191,092
Orient Corp.	149,283	175,991
Osaka Soda Co. Ltd.	3,611	88,500
Osaki Electric Co. Ltd.	12,380	75,027
OSG Corp.	9,990	200,306
Otsuka Corp.	10,666	424,872
OUTSOURCING Inc.	6,190	74,913
Pacific Industrial Co. Ltd.	8,238	117,149
Paltac Corp.	6,416	316,737
Paramount Bed Holdings Co. Ltd.	2,716	104,437
Park24 Co. Ltd.	11,470	251,321
Penta-Ocean Construction Co. Ltd.	84,127	410,659
Persol Holdings Co. Ltd.	19,397	474,675
Pigeon Corp.(a)	4,491	166,280
Pilot Corp.	1,687	64,015
Piolax, Inc.	3,877	70,023
Plenus Co. Ltd.	5,804	95,686
Pola Orbis Holdings, Inc.	5,142	129,906
Press Kogyo Co. Ltd.	18,629	85,102
Prima Meat Packers Ltd.	8,524	161,020
Raito Kogyo Co. Ltd.	7,466	99,226
Raiznext Corp.	8,503	91,158
Relo Group, Inc.	4,746	126,808
Resorttrust, Inc.	12,268	179,430
Restar Holdings Corp.(a)	5,428	82,389
Rinnai Corp.	5,593	379,649
Rohto Pharmaceutical Co. Ltd.	8,067	234,784
Round One Corp.	8,989	137,433
Royal Holdings Co. Ltd.	3,514	87,708
Ryobi Ltd.	8,550	159,542
Ryohin Keikaku Co. Ltd.	1,666	298,138

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Ryosan Co. Ltd.	4,027	$ 99,066
S Foods, Inc.	3,388	104,846
Saizeriya Co. Ltd.	4,484	105,642
Sakai Chemical Industry Co. Ltd.	3,937	91,304
Sakata INX Corp.	10,352	104,402
Sakata Seed Corp.	2,638	86,131
San-A Co. Ltd.	2,993	121,016
Sanden Holdings Corp.(b)	17,899	85,889
Sangetsu Corp.	7,335	133,695
San-In Godo Bank Ltd. (The)	16,794	101,932
Sanken Electric Co. Ltd.	7,882	166,896
Sanki Engineering Co. Ltd.	9,940	112,881
Sankyo Co. Ltd.	8,342	288,887
Sankyu, Inc.	8,387	451,890
Sanrio Co. Ltd.	6,797	138,037
Sanwa Holdings Corp.	34,445	387,992
Sanyo Chemical Industries Ltd.	2,174	103,920
Sanyo Denki Co., Ltd.	2,213	97,121
Sanyo Special Steel Co. Ltd.	7,332	101,362
Sapporo Holdings Ltd.	20,710	470,374
Sato Holdings Corp.	4,037	98,383
Sawai Pharmaceutical Co. Ltd.	5,487	305,240
SCREEN Holdings Co. Ltd.(a)	6,703	369,182
SCSK Corp.	4,822	230,941
Seiko Holdings Corp.	8,659	169,392
Seiren Co. Ltd.	6,673	92,558
Senko Group Holdings Co. Ltd.	30,466	239,912
Senshu Ikeda Holdings, Inc.	53,332	98,240
Seven Bank Ltd.	92,380	250,998
Shibuya Corp.	2,583	72,084
Shiga Bank Ltd. (The)	8,752	194,184
Shima Seiki Manufacturing Ltd.	3,861	113,972
Shimachu Co. Ltd.	10,095	224,726
Shimamura Co. Ltd.	5,320	378,268
Shindengen Electric Manufacturing Co. Ltd.	2,381	78,069
Shinko Electric Industries Co. Ltd.	17,390	142,067
Shinmaywa Industries Ltd.	16,471	207,528
Ship Healthcare Holdings, Inc.	7,252	328,619
SHO-BOND Holdings Co. Ltd.	2,916	100,580
Shochiku Co. Ltd.	1,144	126,227
Showa Corp.	12,840	174,196
Siix Corp.	9,472	120,826
Sinfonia Technology Co., Ltd.	6,473	75,178
SKY Perfect JSAT Holdings, Inc.	33,065	131,255
Sohgo Security Services Co. Ltd.	7,975	389,293
Sotetsu Holdings, Inc.	10,429	276,922
Square Enix Holdings Co. Ltd.	9,226	318,226
Starts Corp.Inc.	6,216	148,050
Sugi Holdings Co. Ltd.	5,727	277,449
SUMCO Corp.	27,368	365,495
Sumitomo Bakelite Co. Ltd.	5,293	181,593
Sumitomo Dainippon Pharma Co. Ltd.	14,440	266,922
Sumitomo Mitsui Construction Co. Ltd.	48,553	259,814
Sumitomo Osaka Cement Co. Ltd.	8,348	320,619
Sumitomo Seika Chemicals Co. Ltd.	2,067	65,108
Sumitomo Warehouse Co. Ltd. (The)	14,196	184,486
Sundrug Co. Ltd.	9,741	271,393
Suruga Bank Ltd.(a)(b)	87,518	333,709
Sushiro Global Holdings Ltd.	1,447	89,292
Tachi-S Co. Ltd.	6,661	85,889
Tadano Ltd.	25,611	233,288
Taikisha Ltd.	6,688	200,809
Taisho Pharmaceutical Holdings Co. Ltd.	4,087	313,559
Taiyo Holdings Co. Ltd.	2,679	82,782
Taiyo Nippon Sanso Corp.	19,961	411,997
	Shares	Value
Japan-(continued)
Taiyo Yuden Co. Ltd.(a)	17,292	$ 348,627
Takara Holdings, Inc.	23,357	242,659
Takara Leben Co., Ltd.	25,502	89,724
Takasago Thermal Engineering Co. Ltd.	10,383	161,614
Takeuchi Manufacturing Co. Ltd.	5,175	80,836
Takuma Co. Ltd.	9,922	118,799
Tamura Corp.	16,176	92,370
TechnoPro Holdings, Inc.	2,188	125,345
Tekken Corp.	3,855	103,108
T-Gaia Corp.	5,934	120,456
THK Co. Ltd.	14,442	368,981
TIS, Inc.	9,809	514,052
Toa Corp.	8,725	114,030
Toagosei Co. Ltd.	16,927	176,169
Toda Corp.	56,866	314,249
Toei Co. Ltd.	864	119,285
Toho Co. Ltd.	9,055	354,444
Toho Holdings Co. Ltd.	17,452	390,430
Toho Zinc Co. Ltd.	5,454	118,398
Tokai Carbon Co. Ltd.	11,865	117,912
TOKAI Holdings Corp.	15,436	132,786
Tokai Rika Co. Ltd.	13,870	228,793
Tokai Tokyo Financial Holdings, Inc.	67,089	205,144
Token Corp.	2,516	145,062
Tokuyama Corp.	14,073	327,538
Tokyo Broadcasting System Holdings, Inc.	7,989	136,197
Tokyo Century Corp.	6,512	271,396
Tokyo Dome Corp.	20,465	189,430
Tokyo Ohka Kogyo Co. Ltd.	5,951	203,345
Tokyo Seimitsu Co. Ltd.	6,035	171,476
Tokyo Steel Manufacturing Co. Ltd.	15,431	118,246
Tokyu Construction Co. Ltd.	18,418	126,717
Tomy Co. Ltd.	16,324	210,186
Topcon Corp.	13,187	155,949
Toppan Forms Co. Ltd.	9,033	79,286
Topre Corp.	7,388	111,662
Toshiba Machine Co. Ltd.	5,463	121,462
Toshiba Plant Systems & Services Corp.	5,843	98,428
Toshiba TEC Corp.	6,993	208,679
Totetsu Kogyo Co. Ltd.	4,869	134,310
Towa Pharmaceutical Co. Ltd.	3,616	91,387
Toyo Construction Co. Ltd.	28,784	114,261
Toyo Engineering Corp.(a)(b)	14,882	77,306
Toyo Ink SC Holdings Co. Ltd.	5,596	123,233
Toyo Tire Corp.	34,217	450,974
Toyobo Co. Ltd.	29,856	374,798
Toyota Boshoku Corp.	23,278	328,240
TPR Co. Ltd.	4,493	78,501
Transcosmos, Inc.	4,482	96,472
Trusco Nakayama Corp.	4,899	101,432
TS Tech Co. Ltd.	13,890	385,709
TSI Holdings Co. Ltd.	16,148	87,749
Tsubaki Nakashima Co. Ltd.	7,082	123,409
Tsubakimoto Chain Co.	8,278	273,328
Tsumura & Co.	8,594	238,250
Tsuruha Holdings, Inc.	4,839	496,045
TV Asahi Holdings Corp.	5,509	90,975
UACJ Corp.	13,134	215,926
Ulvac, Inc.	7,948	336,733
Unipres Corp.	14,734	241,688
United Arrows Ltd.	4,200	120,884
United Super Markets Holdings, Inc.	11,611	103,625
Unitika Ltd.(b)	33,519	128,426
Unizo Holdings Co. Ltd.(a)	6,667	217,986
U-Shin Ltd.(a)(b)	3,288	29,738

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Ushio, Inc.	19,519	$ 250,965
USS Co. Ltd.	14,628	291,954
Valor Holdings Co. Ltd.	11,370	236,458
Vital KSK Holdings, Inc.	8,503	82,935
VT Holdings Co. Ltd.	22,101	87,325
Wacoal Holdings Corp.	9,923	242,192
Wacom Co. Ltd.	20,501	73,073
Warabeya Nichiyo Holdings Co. Ltd.	4,512	71,477
Welcia Holdings Co. Ltd.	5,871	274,692
World Co., Ltd.	6,656	133,028
Xebio Holdings Co. Ltd.	8,358	93,145
YAMABIKO Corp.	8,630	73,761
Yamato Kogyo Co. Ltd.	7,017	183,673
Yamazen Corp.	9,620	92,235
Yaoko Co. Ltd.	2,995	138,199
Yokogawa Bridge Holdings Corp.	5,342	83,789
Yokohama Reito Co. Ltd.	11,983	113,125
Yoshinoya Holdings Co. Ltd.	10,072	196,384
Zenkoku Hosho Co. Ltd.	3,892	152,884
Zensho Holdings Co. Ltd.	11,500	248,589
Zeon Corp.	29,816	349,856
ZERIA Pharmaceutical Co. Ltd.	5,325	97,255
ZOZO, Inc.	7,265	138,040
		99,781,816
Jordan-0.09%
Hikma Pharmaceuticals PLC	11,878	267,683
Kazakhstan-0.05%
KAZ Minerals PLC	20,769	146,989
Liechtenstein-0.02%
Liechtensteinische Landesbank AG	1,271	77,672
Luxembourg-0.22%
Aperam S.A.	14,899	374,237
Eurofins Scientific S.E.(a)	674	289,667
		663,904
Macau-0.20%
MGM China Holdings Ltd.	99,837	165,292
Wynn Macau Ltd.	200,107	456,560
		621,852
Mexico-0.04%
Fresnillo PLC	17,024	125,279
Netherlands-2.04%
Aalberts N.V.	13,064	530,327
Altice Europe N.V.(b)	94,979	356,376
Altice Europe N.V., Class B(b)	8,424	31,608
AMG Advanced Metallurgical Group N.V.(a)	2,964	86,133
Arcadis N.V.(a)	15,188	311,995
ASM International N.V.	4,679	385,615
BE Semiconductor Industries N.V.	8,815	264,897
Corbion N.V.	4,324	142,119
Eurocommercial Properties N.V.	10,377	263,194
Euronext N.V., REGS(d)	5,344	415,013
Flow Traders, REGS(d)	3,472	92,391
Fugro N.V.(a)(b)	29,280	241,308
GrandVision N.V., REGS(d)	4,751	143,670
IMCD N.V.	3,147	279,959
Intertrust N.V., REGS(d)	9,517	182,891
Koninklijke BAM Groep N.V.	114,261	386,234
Koninklijke Volkerwessels N.V.	5,595	112,255
Koninklijke Vopak N.V.	8,765	435,249
NIBC Holding N.V., REGS(d)	8,078	72,312
NSI N.V.	2,389	102,407
OCI N.V.(b)	9,932	262,192
	Shares	Value
Netherlands-(continued)
PostNL N.V.(a)	177,993	$ 307,869
Sligro Food Group N.V.	2,961	95,607
TKH Group N.V.(a)	5,709	341,974
TomTom N.V.	7,827	93,298
Vastned Retail N.V.	3,264	96,123
Wereldhave N.V.(a)	11,697	250,831
		6,283,847
New Zealand-0.77%
Air New Zealand Ltd.	44,556	79,840
Auckland International Airport Ltd.	76,611	470,491
Chorus Ltd.	51,184	186,642
Contact Energy Ltd.	55,255	284,088
Fisher & Paykel Healthcare Corp. Ltd.	25,712	280,004
Kiwi Property Group Ltd.	86,107	92,065
Mercury NZ Ltd.	41,137	123,942
Meridian Energy Ltd.	85,029	264,040
Ryman Healthcare Ltd.	22,887	194,860
SKYCITY Entertainment Group Ltd.	60,637	160,082
Z Energy Ltd.	51,959	222,561
		2,358,615
Norway-1.15%
Aker BP ASA(a)	5,026	144,216
Aker Solutions ASA(b)	46,973	152,434
Atea ASA	7,350	94,570
Austevoll Seafood ASA	15,843	162,897
Borregaard ASA	8,383	88,532
DNO ASA	47,914	81,290
Elkem ASA, REGS(d)	40,044	110,525
Entra ASA, REGS(d)	15,373	225,107
Frontline Ltd.(b)	19,106	141,407
Kongsberg Gruppen ASA	11,456	146,618
Leroy Seafood Group ASA	26,302	167,713
Norwegian Air Shuttle ASA(a)(b)	14,152	64,215
Norwegian Finans Holding ASA(b)	15,325	107,491
Petroleum Geo-Services ASA(b)	118,533	171,139
Salmar ASA	4,778	222,787
Schibsted ASA, Class A	4,095	111,626
Schibsted ASA, Class B	5,031	131,069
SpareBank 1 SMN	12,592	139,651
SpareBank 1 SR-Bank ASA	28,546	310,574
TGS NOPEC Geophysical Co. ASA	14,052	344,166
Tomra Systems ASA	5,201	155,041
Veidekke ASA	17,460	158,847
XXL ASA, REGS(a)(b)(d)	31,370	97,228
		3,529,143
Poland-0.90%
Alior Bank S.A.(b)	16,825	205,086
Asseco Poland S.A.	5,991	85,369
Bank Millennium S.A.(b)	58,100	114,185
CCC S.A.	2,083	81,172
Cyfrowy Polsat S.A.	28,805	224,798
Enea S.A.(b)	59,478	127,478
Energa S.A.(b)	48,813	92,953
Eurocash S.A.	29,081	141,278
Grupa Azoty S.A.	9,695	112,736
Grupa Lotos S.A.	15,543	352,915
Jastrzebska Spolka Weglowa S.A.(b)	11,764	119,558
LPP S.A.	56	114,131
mBank S.A.(b)	1,589	144,235
Orange Polska S.A.(b)	139,466	244,928
Play Communications S.A., REGS(d)	24,353	200,176

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Poland-(continued)
Santander Bank Polska S.A.	3,347	$ 284,681
Tauron Polska Energia S.A.(b)	320,567	131,666
		2,777,345
Portugal-0.37%
CTT-Correios de Portugal S.A.	37,160	79,686
Mota-Engil SGPS S.A.	66,583	135,294
Navigator Co. S.A. (The)	63,819	216,579
NOS, SGPS S.A.	35,673	223,415
REN - Redes Energeticas Nacionais SGPS S.A.	60,692	165,220
Sonae SGPS S.A.	353,699	332,768
		1,152,962
Russia-0.28%
Polymetal International PLC	33,658	410,312
VEON Ltd.	144,745	446,411
		856,723
Singapore-1.79%
Ascott Residence Trust	159,977	153,133
BOC Aviation Ltd., REGS(d)	22,741	196,967
BW LPG Ltd., REGS(b)(d)	46,705	215,807
CapitaLand Commercial Trust	239,826	360,996
CDL Hospitality Trusts	105,499	126,425
Ezion Holdings Ltd., Wts. expiring 04/16/2023(b)(c)	177,436	0
Ezra Holdings Ltd.(b)(c)	1,165,297	0
Frasers Centrepoint Trust	66,364	126,565
Frasers Commercial Trust	82,487	97,040
Frasers Logistics & Industrial Trust, REGS(d)	130,986	114,854
IGG Inc.	56,381	53,947
Keppel Infrastructure Trust	307,543	114,608
Keppel REIT	215,849	195,574
Mapletree Commercial Trust	213,798	323,380
Mapletree Industrial Trust	154,101	253,354
Mapletree Logistics Trust	240,298	270,402
NetLink NBN Trust, REGS(d)	254,678	160,971
SATS Ltd.	65,904	232,112
Sembcorp Industries Ltd.	220,896	377,696
Sembcorp Marine Ltd.(b)	202,236	199,495
Singapore Exchange Ltd.	64,739	374,654
Singapore Post Ltd.	222,211	156,687
StarHub Ltd.	147,019	162,214
Suntec REIT	228,680	319,154
UOL Group Ltd.	96,700	519,342
Venture Corp. Ltd.	35,905	407,704
		5,513,081
South Korea-6.01%
AMOREPACIFIC Group	4,561	221,670
Asiana Airlines, Inc.(b)	46,025	224,854
Celltrion Healthcare Co. Ltd.(b)	1,204	47,016
Celltrion, Inc.(b)	1,192	171,783
Cheil Worldwide, Inc.	7,495	171,046
CJ CGV Co. Ltd.	2,277	65,533
CJ ENM Co., Ltd.	862	120,728
CJ Hello Co., Ltd.	9,279	46,979
CJ Logistics Corp.(b)	1,356	157,021
Com2uSCorp.	836	62,394
Daesang Corp.	6,077	122,506
Daewoo Engineering & Construction Co. Ltd.(b)	82,576	286,165
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	14,662	363,731
Daishin Securities Co. Ltd.	8,000	80,467
	Shares	Value
South Korea-(continued)
Daishin Securities Co. Ltd., Preference Shares	6,847	$ 52,781
Daou Technology, Inc.	4,915	84,749
DB HiTek Co. Ltd.	7,959	89,809
DGB Financial Group, Inc.	44,722	284,639
Dongkuk Steel Mill Co. Ltd.(b)	20,330	114,615
Doosan Bobcat, Inc.	5,167	156,787
Doosan Corp.	5,177	459,458
Doosan Heavy Industries & Construction Co. Ltd.(b)	60,607	311,974
Fila Korea Ltd.	2,876	164,086
Green Cross Corp.	630	57,244
GS Home Shopping, Inc.	601	84,986
GS Retail Co. Ltd.	6,569	207,103
Hanjin Kal Corp.	3,973	86,975
Hanjin Transportation Co. Ltd.	3,955	103,797
Hanmi Pharm Co. Ltd.	194	47,553
Hanon Systems	19,899	196,787
Hansol Paper Co. Ltd.	5,630	67,335
Hanwha Aerospace Co. Ltd.(b)	8,053	219,176
Hanwha Corp.	12,503	252,047
Hanwha Corp., Preference Shares	6,443	72,975
Hanwha Life Insurance Co. Ltd.	70,994	157,518
Harim Holdings Co., Ltd.	12,086	104,709
HDC Holdings Co. Ltd.	6,569	69,405
Hite Jinro Co. Ltd.	9,517	171,340
Hotel Shilla Co. Ltd.	2,902	193,041
Huchems Fine Chemical Corp.	3,922	75,251
Hyosung Corp.	2,177	150,335
Hyundai Corp.	5,269	87,067
Hyundai Department Store Co. Ltd.	4,030	252,407
Hyundai Elevator Co. Ltd.(b)	968	65,619
Hyundai Greenfood Co. Ltd.	10,669	111,821
Hyundai Home Shopping Network Corp.	1,052	82,961
Hyundai Merchant Marine Co. Ltd.(b)	67,401	188,285
Hyundai Mipo Dockyard Co. Ltd.	3,030	109,742
Hyundai Rotem Co. Ltd.(b)	7,938	111,378
Hyundai Wia Corp.	9,875	362,247
Innocean Worldwide, Inc.	1,209	68,262
IS Dongseo Co. Ltd.	2,593	72,984
JB Financial Group Co. Ltd.	23,710	110,424
Kakao Corp.	2,663	285,860
Kangwon Land, Inc.	13,474	350,203
KCC Corp.	1,539	316,750
KEPCO Plant Service & Engineering Co., Ltd.	3,984	107,421
KIWOOM Securities Co. Ltd.	1,523	94,230
Kolon Industries, Inc.	6,479	218,778
Korea Aerospace Industries Ltd.	6,330	197,695
Korea Investment Holdings Co. Ltd.	6,595	415,288
Korea Line Corp.(b)	3,873	83,150
Korea Petrochemical Ind Co. Ltd.	774	78,833
Korean Reinsurance Co.	18,864	127,556
Kumho Industrial Co., Ltd.	7,960	88,138
Kumho Petrochemical Co. Ltd.	3,550	245,148
Kumho Tire Co.Inc.(b)	34,960	118,346
LF Corp.	4,288	88,797
LG Hausys Ltd.	2,325	117,518
LG Innotek Co. Ltd.	4,052	387,014
LG International Corp.	10,059	156,866
LIG Nex1 Co. Ltd.	2,568	63,923
Lotte Chilsung Beverage Co. Ltd.	708	86,772
Lotte Corp.	6,616	190,131
LOTTE Fine Chemical Co., Ltd.	2,735	112,696
Lotte Himart Co., Ltd.	4,358	135,186
LS Corp.	8,115	303,172
LS Industrial Systems Co., Ltd.	3,400	132,770

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
South Korea-(continued)
Mando Corp.	13,530	$ 387,111
Meritz Fire & Marine Insurance Co. Ltd.	10,901	183,357
Meritz Securities Co. Ltd.	50,304	215,570
NCSoft Corp.	932	379,307
Netmarble Corp., REGS(b)(d)	813	62,396
NH Investment & Securities Co. Ltd.	22,936	253,961
NHN Entertainment Corp.(b)	1,494	78,798
NongShim Co. Ltd.	653	129,706
OCI Co. Ltd.	4,049	257,704
Orange Life Insurance Ltd., REGS(d)	8,613	206,753
Ottogi Corp.	126	68,692
Pan Ocean Co. Ltd.(b)	40,994	166,838
Paradise Co. Ltd.	5,029	69,499
Partron Co. Ltd.	8,749	106,488
Poongsan Corp.	7,791	156,070
Posco International Corp.	22,321	353,748
S-1 Corp.	1,761	155,544
Samsung Card Co. Ltd.	7,062	216,677
Samsung Engineering Co. Ltd.(b)	33,423	464,718
Samsung SDS Co. Ltd.	2,341	412,559
Samsung Securities Co. Ltd.	12,548	388,181
Seoul Semiconductor Co. Ltd.	4,343	59,284
SFA Engineering Corp.	2,048	65,174
Shinsegae, Inc.	1,515	324,615
SK Gas Ltd.	1,284	84,110
SK Networks Co. Ltd.	82,592	348,351
SKC Co. Ltd.	4,595	164,287
Taeyoung Engineering & Construction Co. Ltd.	13,554	151,797
Youngone Corp.	4,894	139,196
Yuhan Corp.	658	120,410
		18,474,707
Spain-1.78%
Almirall S.A.	5,290	96,830
Applus Services S.A.	26,713	379,511
Atresmedia Corp de Medios de Comunicacion S.A.	16,820	66,033
Bolsas y Mercados Espanoles SHMSF S.A.	10,141	241,401
Cellnex Telecom S.A., REGS(b)(d)	4,857	183,270
Cia de Distribucion Integral Logista Holdings S.A.	17,379	365,324
CIE Automotive S.A.	5,065	129,367
Construcciones y Auxiliar de Ferrocarriles S.A.	2,247	102,449
Ebro Foods S.A.	12,568	254,956
EDP Renovaveis S.A.	11,003	113,687
Ence Energia y Celulosa S.A.	13,718	50,250
Euskaltel S.A., REGS(d)	13,718	120,662
Faes Farma S.A.	28,243	140,720
Fomento de Construcciones y Contratas S.A.	7,941	101,677
Gestamp Automocion S.A., REGS(d)	51,277	270,158
Indra Sistemas S.A.(b)	21,883	189,312
Inmobiliaria Colonial Socimi, S.A.	28,489	320,368
Liberbank S.A.	323,885	122,248
Mediaset Espana Comunicacion S.A.	36,428	215,855
Melia Hotels International S.A.	18,107	160,779
Metrovacesa, S.A., REGS(d)	6,211	65,004
Neinor Homes S.A., REGS(b)(d)	6,731	83,487
Prosegur Cash S.A., REGS(d)	35,487	72,701
Prosegur Cia de Seguridad S.A.	51,018	239,597
Sacyr S.A.(a)	147,560	382,803
Siemens Gamesa Renewable Energy S.A.	20,357	287,285
Tecnicas Reunidas S.A.(b)	10,778	262,325
Unicaja Banco S.A., REGS(d)	161,979	128,948
	Shares	Value
Spain-(continued)
Viscofan S.A.	4,343	$ 214,309
Zardoya Otis S.A.	16,259	112,237
		5,473,553
Sweden-3.42%
AAK AB	15,724	324,375
Adapteo Oyj(b)	7,092	83,538
AF Poyry AB	10,393	246,360
Arjo AB, Class B	32,661	132,848
Atrium Ljungberg AB, Class B	4,895	91,132
Attendo AB, REGS(a)(d)	16,886	77,625
Axfood AB	19,212	407,345
Beijer Ref AB	4,931	110,307
Betsson AB	21,620	115,614
Bilia AB, Class A	23,824	212,582
Bonava AB, Class B	9,899	119,492
Bravida Holding AB, REGS(d)	16,838	141,294
Bure Equity AB	5,723	107,621
Clas Ohlson AB, Class B(a)	12,565	113,755
Cloetta AB, Class B	38,703	116,031
Dometic Group AB(d)	39,104	360,014
Elekta AB, Class B	21,083	302,186
Fabege AB	26,860	418,727
Fastighets AB Balder, Class B(b)	8,489	293,965
Hemfosa Fastigheter AB	18,945	172,207
Hemfosa Fastigheter AB, Preference Shares	1,231	25,023
Hexpol AB	30,980	238,167
Holmen AB, Class B	18,519	395,740
Hufvudstaden AB, Class A	10,425	185,285
Indutrade AB	6,974	199,482
Intrum AB(a)	9,099	240,537
Investment AB Latour, Class B	7,341	101,317
JM AB(a)	19,213	500,896
Klovern AB, Class B	76,121	126,562
Klovern AB, Preference Shares	2,494	95,022
Kungsleden AB	28,884	253,668
Lifco AB, Class B	2,481	128,173
Lindab International AB	9,107	104,805
Loomis AB, Class B	10,542	365,937
Lundin Petroleum AB	3,220	102,577
Mekonomen AB(b)	14,232	106,149
Modern Times Group MTG AB, Class B(b)	10,856	101,508
Mycronic AB(a)	6,122	94,959
NetEnt AB	19,630	58,830
Nibe Industrier AB, Class B	18,070	257,493
Nobia AB	27,375	178,921
Nolato AB, Class B	2,048	118,058
Nordic Entertainment Group AB, Class B	10,856	262,541
Pandox AB	5,892	108,466
Peab AB	37,676	322,242
Ratos AB, Class B	100,401	257,461
Resurs Holding AB, REGS(d)	14,030	81,900
Saab AB, Class B	10,862	345,228
SAS AB(b)	171,069	236,993
Scandic Hotels Group AB, REGS(d)	14,839	125,680
Sweco AB, Class B	6,423	180,776
Swedish Orphan Biovitrum AB(b)	3,773	73,626
Thule Group AB, REGS(d)	7,594	167,662
Wallenstam AB, Class B	16,921	178,326
Wihlborgs Fastigheter AB	16,917	248,999
		10,516,027
Switzerland-3.92%
Allreal Holding AG	1,674	293,542
ALSO Holding AG	1,027	158,511
Arbonia AG	8,547	99,974

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Switzerland-(continued)
Aryzta AG(b)	364,334	$ 305,157
Ascom Holding AG	6,027	79,142
Autoneum Holding AG	984	108,737
Banque Cantonale Vaudoise	384	287,030
Barry Callebaut AG	173	340,583
Belimo Holding AG	29	171,657
Bell Food Group AG	264	70,933
BKW AG	3,363	218,765
Bobst Group S.A.	1,178	59,114
Bucher Industries AG	987	296,698
Burckhardt Compression Holding AG(a)	435	105,894
Cembra Money Bank AG	3,740	362,856
Conzzeta AG	150	118,485
Daetwyler Holding AG, Bearer Shares	897	139,171
DKSH Holding AG	6,886	349,864
dormakaba Holding AG	286	210,889
EFG International AG	12,028	78,364
Emmi AG	201	168,820
EMS-Chemie Holding AG	554	348,628
Flughafen Zurich AG	1,854	340,087
Forbo Holding AG	105	164,818
Galenica AG, REGS(d)	9,321	482,997
GAM Holding AG(b)	123,061	543,457
Huber + Suhner AG	1,473	118,138
Implenia AG	6,991	188,263
Inficon Holding AG	169	106,265
IWG PLC	119,379	553,852
Landis+Gyr Group AG	4,856	395,838
Logitech International S.A.	9,381	390,591
Mediclinic International PLC	82,583	347,141
Mobimo Holding AG	1,086	291,245
OC Oerlikon Corp. AG	24,987	269,557
Panalpina Welttransport Holding AG(b)	1,938	440,063
Rieter Holding AG	741	97,677
Schweiter Technologies AG, Bearer Shares	148	146,804
SFS Group AG	1,873	144,826
Siegfried Holding AG	312	116,921
SIG Combibloc Group AG(b)	9,656	118,798
St Galler Kantonalbank AG	161	69,197
Straumann Holding AG	270	221,727
Sulzer AG	4,220	428,394
Sunrise Communications Group AG, REGS(b)(d)	5,678	422,696
Tecan Group AG, Class R	567	144,900
Temenos AG	1,043	185,528
u-blox Holding AG	973	80,051
Valiant Holding AG	1,050	108,606
Valora Holding AG	871	241,505
VAT Group AG, REGS(d)	1,550	195,551
Vontobel Holding AG	3,979	210,807
Wizz Air Holdings Plc, REGS(b)(d)	2,467	106,752
		12,045,866
Ukraine-0.05%
Ferrexpo PLC	46,359	146,282
United Arab Emirates-0.05%
Borr Drilling Ltd.(b)	7,400	71,671
NMC Health PLC	2,501	75,763
		147,434
United Kingdom-8.32%
888 Holdings PLC	48,697	90,872
AA PLC	153,814	94,094
Ascential PLC, REGS(d)	22,261	108,539
Ashmore Group PLC(a)	38,079	250,148
Assura PLC	239,873	189,738
	Shares	Value
United Kingdom-(continued)
Auto Trader Group PLC, REGS(d)	24,205	$ 160,578
AVEVA Group PLC	3,613	176,604
B&M European Value Retail S.A.	85,431	387,042
BCA Marketplace PLC	91,227	270,321
Big Yellow Group PLC	14,786	179,056
Bodycote PLC	27,234	245,598
Bovis Homes Group PLC	27,736	357,613
Brewin Dolphin Holdings PLC	33,173	129,330
Britvic PLC	33,487	375,999
BTG PLC(b)	20,346	208,394
Cairn Energy PLC(b)	85,220	165,287
Capital & Counties Properties PLC	86,950	210,909
Card Factory PLC	51,828	105,472
Cineworld Group PLC	63,989	199,874
Coats Group PLC	141,355	138,033
Computacenter PLC	15,924	297,347
ConvaTec Group PLC, REGS(d)	199,953	382,184
Countryside Properties PLC, REGS(d)	40,363	145,302
Cranswick PLC	6,821	222,330
Crest Nicholson Holdings PLC	64,270	288,812
Daily Mail and General Trust PLC, Class A	25,673	248,968
Dechra Pharmaceuticals PLC	3,075	110,922
Dialog Semiconductor PLC(b)	11,241	516,023
Dignity PLC	10,490	69,360
Diploma PLC	7,556	140,352
Domino’s Pizza Group PLC	45,832	138,838
Dunelm Group PLC	15,982	180,917
EI Group PLC(b)	140,128	482,139
Electrocomponents PLC	48,803	363,680
Elementis PLC	77,313	142,946
Equiniti Group PLC, REGS(d)	37,381	96,303
Essentra PLC	41,329	215,781
Firstgroup PLC(b)	165,995	233,334
Galliford Try PLC	34,035	246,711
Games Workshop Group PLC	2,029	112,693
Genus PLC	3,972	128,397
Go-Ahead Group PLC (The)	7,416	193,778
Grafton Group PLC	36,478	324,718
Grainger PLC	54,669	152,220
Great Portland Estates PLC	42,967	348,179
Greggs PLC	10,318	282,494
GVC Holdings PLC	24,539	177,757
Halfords Group PLC	38,283	90,001
Halma PLC	18,752	456,922
Hargreaves Lansdown PLC	11,164	287,065
Hastings Group Holdings PLC, REGS(d)	40,696	96,222
Hill & Smith Holdings PLC	8,908	123,145
HomeServe PLC	20,600	287,802
Howden Joinery Group PLC	57,975	393,981
Hunting PLC	20,070	125,331
Ibstock PLC, REGS(d)	59,711	168,745
Indivior PLC(b)	173,625	116,502
J D Wetherspoon PLC	10,435	195,618
JD Sports Fashion PLC	22,003	175,066
Jupiter Fund Management PLC	98,675	451,635
Just Eat PLC(b)	12,389	115,502
Just Group PLC(b)	214,805	124,039
Keller Group PLC	12,617	101,654
Kier Group PLC(a)	64,513	48,699
Lancashire Holdings Ltd.	36,120	306,715
LondonMetric Property PLC	70,262	174,646
Marshalls PLC	16,603	129,296
Marston’s PLC	177,314	232,093
McCarthy & Stone PLC, REGS(d)	86,909	147,812
Merlin Entertainments PLC, REGS(d)	90,315	499,297

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Metro Bank PLC(a)(b)	8,173	$ 35,907
Mitchells & Butlers PLC(b)	54,963	204,590
Mitie Group PLC	48,475	97,936
Moneysupermarket.com Group PLC	54,004	243,936
Morgan Advanced Materials PLC	35,408	108,995
National Express Group PLC	43,376	222,857
NewRiver REIT PLC	37,454	75,211
Ocado Group PLC(b)	10,423	158,956
OneSavings Bank PLC	33,767	150,251
PageGroup PLC	45,880	252,126
Paragon Banking Group PLC	42,433	216,661
Pets at Home Group PLC	97,419	248,112
Polypipe Group PLC	20,536	102,693
Premier Oil PLC(a)(b)	314,465	323,593
Primary Health Properties PLC	72,709	117,162
Provident Financial PLC	55,953	298,642
PZ Cussons PLC	30,732	82,597
QinetiQ Group PLC	67,963	240,665
Rathbone Brothers PLC	3,106	83,859
Redrow PLC	29,223	200,738
Renishaw PLC	1,791	84,518
Restaurant Group PLC (The)	106,247	198,264
Rightmove PLC	25,545	165,276
Rotork PLC	71,222	269,036
Safestore Holdings PLC	18,065	138,248
Saga PLC	206,315	112,468
Savills PLC	22,200	258,644
Senior PLC	77,548	190,667
Serco Group PLC(b)	201,679	363,998
Shaftesbury PLC	23,500	226,312
SIG PLC	110,349	177,949
Spectris PLC	13,500	420,856
Spirax-Sarco Engineering PLC	4,570	503,337
Spire Healthcare Group PLC, REGS(d)	108,470	150,614
Sports Direct International PLC(b)	66,032	183,374
SSP Group PLC	35,562	307,420
St Modwen Properties PLC	14,784	75,306
Stagecoach Group PLC	96,385	153,424
Superdry PLC	22,756	120,705
Synthomer PLC	42,769	158,572
TalkTalk Telecom Group PLC(a)	140,641	181,335
Ted Baker PLC	3,714	41,383
Telecom Plus PLC	7,607	124,068
TP ICAP PLC	110,441	424,215
Tritax Big Box REIT PLC	138,325	259,139
UK Commercial Property REIT Ltd.	112,426	114,396
	Shares	Value
United Kingdom-(continued)
Ultra Electronics Holdings PLC	14,016	$ 336,888
UNITE Group PLC (The)	24,038	303,752
Vesuvius PLC	39,784	244,298
Victrex PLC	9,420	235,300
WH Smith PLC	10,877	282,083
Workspace Group PLC	15,954	164,972
		25,570,078
United States-0.48%
Alacer Gold Corp.(b)	54,064	216,149
BRP, Inc.	4,350	154,005
Cott Corp.	18,046	232,111
QIAGEN N.V.(b)	12,283	471,545
Reliance Worldwide Corp. Ltd.(a)	23,225	58,909
Sims Metal Management Ltd.	44,984	338,267
		1,470,986
Total Common Stocks & Other Equity Interests (Cost $312,243,238)		306,775,433
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(e) (Cost $85,710)	85,710	85,710
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $312,328,948)		306,861,143
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.22%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)(f)	12,034,319	12,034,319
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)(f)	4,009,836	4,011,440
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,045,545)		16,045,759
TOTAL INVESTMENTS IN SECURITIES-105.05% (Cost $328,374,493)		322,906,902
OTHER ASSETS LESS LIABILITIES-(5.05)%		(15,511,164)
NET ASSETS-100.00%		$307,395,738

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
BAM-Build America Mutual Assurance Co.
BR-Bearer Shares
CVA-Dutch Certificates
REGS-Regulation S
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
UK-United Kingdom
Wts.-Warrants

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2019.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $12,506,088, which represented 4.07% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco FTSE RAFI Emerging Markets ETF (PXH)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.53%
Brazil-13.68%
Ambev S.A.	1,400,250	$ 7,491,371
B3 S.A.–Brasil, Bolsa, Balcao	332,385	3,727,030
Banco Bradesco S.A.	438,029	3,621,720
Banco Bradesco S.A., Preference Shares	1,680,060	15,404,792
Banco BTG Pactual S.A.	97,800	1,553,322
Banco do Brasil S.A.	810,258	10,599,293
Banco do Estado do Rio Grande do Sul S.A., Class B, Preference Shares	149,600	934,751
Banco Santander Brasil S.A.	177,200	2,018,025
BR Malls Participacoes S.A.	300,155	1,197,397
Braskem S.A., Class A, Preference Shares(a)	100,809	912,013
BRF S.A.(a)	516,800	4,588,925
CCR S.A.	516,400	2,051,821
Centrais Eletricas Brasileiras S.A.	144,410	1,511,803
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	102,800	1,081,933
Cia Brasileira de Distribuicao, Preference Shares	96,379	2,396,283
Cia de Saneamento Basico do Estado de Sao Paulo	166,292	2,360,068
Cia de Saneamento do Parana	33,200	755,307
Cia Energetica de Minas Gerais	69,080	312,481
Cia Energetica de Minas Gerais, Preference Shares	836,123	3,142,183
Cia Energetica de Sao Paulo, Class B, Preference Shares	148,600	1,144,930
Cia Paranaense de Energia	24,800	317,959
Cia Paranaense de Energia, Class B, Preference Shares	123,508	1,613,357
Cia Siderurgica Nacional S.A.	496,682	2,182,043
Cielo S.A.	739,422	1,422,797
Cosan S.A.	84,400	1,141,304
EDP - Energias do Brasil S.A.	168,100	861,811
Embraer S.A.	480,067	2,463,747
Equatorial Energia S.A.	39,000	979,509
Gerdau S.A., Preference Shares	711,917	2,601,621
Hypera S.A.	113,900	913,597
IRB Brasil Resseguros S.A.	35,300	891,272
Itau Unibanco Holding S.A., Preference Shares	2,304,375	21,325,237
Itausa - Investimentos Itau S.A., Preference Shares	813,909	2,697,455
Klabin S.A.	208,600	889,264
Kroton Educacional S.A.	686,100	2,290,282
Lojas Americanas S.A.	53,710	199,703
Lojas Americanas S.A., Preference Shares	182,020	878,027
Lojas Renner S.A.	106,846	1,347,715
Metalurgica Gerdau S.A., Preference Shares	1,460,000	2,580,397
Petrobras Distribuidora S.A.	305,900	2,162,584
Petroleo Brasileiro S.A.	1,374,062	10,513,806
Petroleo Brasileiro S.A., Preference Shares	1,831,147	12,692,371
Sul America S.A.	95,700	1,068,759
Suzano Papel e Celulose S.A.	90,068	734,169
Telefonica Brasil S.A., Preference Shares	252,243	3,506,168
TIM Participacoes S.A.	426,766	1,386,031
Ultrapar Participacoes S.A.	625,992	3,309,143
Vale S.A.	1,721,738	22,792,688
		172,568,264
	Shares	Value
Chile-0.92%
Banco de Chile	8,667,763	$ 1,248,841
Banco Santander Chile	21,141,558	1,537,502
Cencosud S.A.	889,783	1,764,322
Empresas CMPC S.A.	322,857	760,390
Empresas COPEC S.A.	98,703	909,582
Enel Americas S.A.	11,605,074	1,923,018
Enel Chile S.A.	9,325,059	848,827
LATAM Airlines Group S.A.	152,352	1,458,309
SACI Falabella	184,137	1,142,639
		11,593,430
China-32.52%
Agile Group Holdings Ltd.	1,100,789	1,431,550
Agricultural Bank of China Ltd., Class H	21,709,141	8,846,838
Air China Ltd., Class H	900,013	885,308
Alibaba Group Holding Ltd., ADR(a)	72,854	12,611,756
Aluminum Corp.of China Ltd., Class H(a)	4,009,453	1,326,599
Anhui Conch Cement Co. Ltd., Class H	365,446	2,135,842
ANTA Sports Products Ltd.	167,175	1,255,751
BAIC Motor Corp. Ltd., Class H, REGS(b)	1,446,742	924,093
Baidu, Inc., ADR(a)	42,474	4,744,346
Bank of China Ltd., Class H	64,687,023	26,443,679
Bank of Communications Co. Ltd., Class H	6,388,052	4,676,035
Beijing Enterprises Holdings Ltd.	215,009	1,056,106
BYD Co. Ltd., Class H	166,935	1,051,354
CGN Power Co. Ltd., Class H, REGS(b)	3,941,472	1,142,981
China Cinda Asset Management Co. Ltd., Class H	4,592,407	1,009,075
China CITIC Bank Corp. Ltd., Class H	7,317,878	4,075,927
China Communications Construction Co. Ltd., Class H	3,599,098	3,052,927
China Communications Services Corp. Ltd., Class H	1,189,662	835,874
China Conch Venture Holdings Ltd.	286,237	989,117
China Construction Bank Corp., Class H	66,354,744	51,453,557
China Everbright Bank Co. Ltd., Class H	2,434,373	1,100,893
China Everbright International Ltd.	872,795	774,911
China Evergrande Group(c)	814,244	2,173,980
China Galaxy Securities Co. Ltd., Class H	1,427,302	769,455
China Huarong Asset Management Co. Ltd., Class H, REGS(b)	6,201,381	1,053,646
China Jinmao Holdings Group Ltd.	3,206,384	2,089,010
China Life Insurance Co., Ltd., Class H	2,673,750	6,882,569
China Longyuan Power Group Corp. Ltd., Class H	1,850,575	1,137,121
China Merchants Bank Co. Ltd., Class H	1,642,348	8,234,924
China Merchants Port Holdings Co. Ltd.	521,924	868,106
China Minsheng Banking Corp. Ltd., Class H	5,725,985	3,964,644
China Mobile Ltd.	2,800,989	23,884,569
China National Building Material Co. Ltd., Class H	4,197,249	3,731,889
China Oilfield Services Ltd., Class H	927,231	1,054,223
China Oriental Group Co. Ltd.	1,586,211	711,251
China Overseas Land & Investment Ltd.	1,677,118	5,763,292
China Pacific Insurance (Group) Co., Ltd., Class H	1,032,141	4,443,484
China Petroleum & Chemical Corp., Class H	27,840,698	17,996,389
China Railway Construction Corp. Ltd., Class H	2,055,070	2,391,662
China Railway Group Ltd., Class H	3,559,189	2,509,833
China Resources Beer Holdings Co. Ltd.	297,715	1,407,204
China Resources Land Ltd.	1,138,994	4,910,774

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
China-(continued)
China Resources Power Holdings Co. Ltd.	1,276,281	$ 1,842,381
China Shenhua Energy Co. Ltd., Class H	2,398,910	4,780,720
China State Construction International Holdings Ltd.	985,555	1,019,813
China Taiping Insurance Holdings Co. Ltd.	701,608	1,962,878
China Telecom Corp. Ltd., Class H	9,863,283	4,435,258
China Tower Corp. Ltd., Class H, REGS(b)	8,375,988	2,182,835
China Unicom Hong Kong Ltd.	4,489,906	4,393,602
China Vanke Co., Ltd., Class H	540,308	2,046,543
CIFI Holdings Group Co., Ltd.	1,370,449	884,115
CITIC Ltd.	2,623,315	3,485,287
CITIC Securities Co. Ltd., Class H	646,129	1,251,334
CNOOC Ltd.	8,508,294	14,064,733
Country Garden Holdings Co. Ltd.	2,687,169	3,666,241
CRRC Corp. Ltd., Class H	1,357,798	1,073,694
CSPC Pharmaceutical Group Ltd.	484,017	850,812
Ctrip.com International, Ltd., ADR(a)	77,475	3,019,975
Dongfeng Motor Group Co. Ltd., Class H	1,679,010	1,507,868
ENN Energy Holdings Ltd.	156,978	1,629,359
Fosun International Ltd.	1,296,651	1,712,767
GCL-Poly Energy Holdings Ltd.(a)	9,911,382	569,772
Geely Automobile Holdings Ltd.	955,838	1,482,374
GF Securities Co. Ltd., Class H(a)	652,944	739,868
Great Wall Motor Co. Ltd., Class H	2,136,234	1,465,473
Guangdong Investment Ltd.	656,199	1,383,166
Guangzhou Automobile Group Co. Ltd., Class H	824,209	847,594
Guangzhou R&F Properties Co. Ltd., Class H	1,084,834	1,981,774
Haitong Securities Co., Ltd., Class H	1,481,684	1,485,867
Hengan International Group Co. Ltd.	214,697	1,625,059
Huaneng Power International, Inc., Class H	4,054,956	2,372,501
Industrial & Commercial Bank of China Ltd., Class H	53,543,549	36,252,483
JD.com, Inc., ADR(a)	170,546	5,101,031
Jiangxi Copper Co. Ltd., Class H	1,282,678	1,597,633
Kingboard Holdings Ltd.	337,167	839,052
Kunlun Energy Co. Ltd.(c)	1,459,919	1,281,269
Longfor Group Holdings Ltd., REGS(b)	630,608	2,352,324
NetEase, Inc., ADR	10,389	2,397,989
New China Life Insurance Co., Ltd., Class H	321,330	1,613,238
Peoples Insurance Co. Group of China Ltd. (The), Class H	3,869,693	1,636,286
PetroChina Co., Ltd., Class H	14,766,418	7,847,354
PICC Property & Casualty Co. Ltd., Class H	4,343,390	5,199,040
Ping An Insurance (Group) Co. of China Ltd., Class H	1,367,000	16,310,607
Postal Savings Bank of China Co. Ltd., Class H, REGS(b)	3,316,241	1,936,052
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	519,497	1,003,436
Shenzhou International Group Holdings Ltd.	84,286	1,170,415
Shimao Property Holdings Ltd.	876,312	2,446,048
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,959,449	685,866
Sinopharm Group Co. Ltd., Class H	602,204	2,246,370
Sunac China Holdings Ltd.	465,280	2,127,905
Tencent Holdings Ltd.	269,524	12,677,568
Vipshop Holdings Ltd., ADR(a)	187,264	1,423,206
Weichai Power Co. Ltd., Class H	883,489	1,376,942
	Shares	Value
China-(continued)
Yangzijiang Shipbuilding Holdings Ltd.	1,016,693	$ 1,062,344
Yanzhou Coal Mining Co. Ltd., Class H	1,247,730	1,109,391
Zijin Mining Group Co. Ltd., Class H	2,414,313	974,620
		410,234,676
Hong Kong-0.13%
Haier Electronics Group Co. Ltd.	401,704	951,416
Nine Dragons Paper Holdings Ltd.	811,574	662,497
		1,613,913
India-8.41%
Axis Bank Ltd.	401,126	3,931,076
Bharat Petroleum Corp. Ltd.	956,109	4,802,437
Bharti Airtel Ltd.	709,757	3,483,521
Bharti Infratel Ltd.	245,223	876,115
Coal India Ltd.	816,454	2,426,750
GAIL (India) Ltd.	448,316	839,798
Grasim Industries Ltd.	174,198	1,996,496
HCL Technologies Ltd.	124,636	1,874,568
Hero MotoCorp Ltd.	32,727	1,121,001
Hindalco Industries Ltd.	814,813	2,257,216
Hindustan Petroleum Corp. Ltd.	987,216	3,818,403
Hindustan Unilever Ltd.	53,501	1,342,989
Housing Development Finance Corp. Ltd.	270,044	8,330,005
Indiabulls Housing Finance Ltd.	169,317	1,318,401
Indian Oil Corp. Ltd.	2,348,640	4,756,350
Infosys Ltd.	784,628	9,053,137
ITC Ltd.	506,797	1,990,791
JSW Steel Ltd.	477,441	1,648,155
Larsen & Toubro Ltd.	89,691	1,808,946
Mahindra & Mahindra Ltd.	211,963	1,694,841
Maruti Suzuki India Ltd.	18,753	1,491,216
NTPC Ltd.	1,475,842	2,715,240
Oil & Natural Gas Corp. Ltd.	1,563,146	3,155,380
Power Finance Corp. Ltd.(a)	655,677	1,046,166
REC Ltd.	709,981	1,447,624
Reliance Industries Ltd.(a)	689,203	11,685,440
Reliance Infrastructure Ltd.	510,130	349,678
Shriram Transport Finance Co. Ltd.	65,410	921,693
State Bank of India(a)	1,141,668	5,513,733
Sun Pharmaceutical Industries Ltd.	232,525	1,442,612
Tata Consultancy Services Ltd.	133,788	4,290,124
Tata Motors Ltd.(a)	1,827,524	3,602,708
Tata Motors Ltd., Class A(a)	682,236	646,183
Tata Steel Ltd.	260,421	1,635,748
Tech Mahindra Ltd.	90,390	836,093
Vedanta Ltd.	1,867,341	4,183,430
Wipro Ltd.	292,855	1,129,526
Yes Bank Ltd.	504,389	668,754
		106,132,344
Indonesia-2.02%
Perusahaan Gas Negara (Persero) Tbk	6,426,508	939,883
PT Adaro Energy Tbk	10,080,612	913,346
PT Astra International Tbk	6,642,419	3,317,181
PT Bank Central Asia Tbk	1,135,569	2,507,374
PT Bank Mandiri (Persero) Tbk	6,397,238	3,639,721
PT Bank Negara Indonesia (Persero) Tbk	2,721,980	1,645,772
PT Bank Rakyat Indonesia (Persero) Tbk	14,146,566	4,521,411
PT Indofood Sukses Makmur Tbk	1,640,444	828,005
PT Semen Indonesia (Persero) Tbk	1,002,079	920,437

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Indonesia-(continued)
PT Telekomunikasi Indonesia (Persero) Tbk	17,029,360	$ 5,224,103
PT United Tractors Tbk	604,560	1,075,027
		25,532,260
Malaysia-1.46%
CIMB Group Holdings Bhd	1,581,300	1,946,687
Genting Bhd	965,300	1,607,079
Genting Malaysia Bhd.	1,446,700	1,356,774
Malayan Banking Bhd	1,403,400	2,941,817
Petronas Chemicals Group Bhd.	811,500	1,472,952
Petronas Gas Bhd	220,200	858,068
Public Bank Bhd.	749,000	3,975,064
Sapura Energy Bhd	14,854,600	1,079,942
Tenaga Nasional Bhd	956,000	3,201,725
		18,440,108
Mexico-3.77%
Alfa, S.A.B. de C.V., Class A	1,527,130	1,335,477
America Movil S.A.B. de C.V., Series L	16,423,346	11,662,827
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	1,323,209	1,908,597
Cemex S.A.B. de C.V., CPO(d)	15,203,768	5,454,446
Coca-Cola FEMSA, S.A.B. de C.V., Series L	231,137	1,433,902
Fibra Uno Administracion S.A. de C.V.	1,442,764	1,872,027
Fomento Economico Mexicano, S.A.B. de C.V., CPO(e)	666,866	6,102,260
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,038,191	5,276,754
Grupo Mexico S.A.B. de C.V., Class B	1,587,329	3,921,024
Grupo Televisa S.A.B., CPO(c)(f)	1,177,013	2,252,677
Mexichem S.A.B. de C.V.	630,510	1,166,206
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,728,946	5,149,790
		47,535,987
Romania-0.08%
NEPI Rockcastle PLC	104,465	955,709
Russia-9.98%
Gazprom PJSC, ADR	4,282,966	31,454,102
LUKOIL PJSC, ADR	339,721	27,965,833
Magnit PJSC, GDR, REGS(b)	325,137	4,714,486
MMC Norilsk Nickel PJSC, ADR	305,094	7,053,773
Mobile TeleSystems PJSC, ADR	561,697	4,589,064
Novatek PJSC, GDR, REGS(b)	19,336	4,056,693
Novolipetsk Steel PJSC, GDR, REGS(b)	39,141	924,510
Rosneft Oil Co. PJSC, GDR, REGS(b)	991,926	6,572,502
RusHydro PJSC, ADR	1,287,124	1,106,927
Sberbank of Russia PJSC, ADR	1,559,236	23,310,578
Severstal PJSC, GDR, REGS(b)	132,377	2,129,946
Surgutneftegas PJSC, ADR	344,660	1,726,747
Surgutneftegas PJSC, ADR	334,195	1,400,277
Tatneft PJSC, ADR	90,415	6,309,159
VTB Bank PJSC, GDR, REGS(b)	1,928,201	2,570,292
		125,884,889
South Africa-7.33%
Absa Group Ltd.	540,902	6,093,746
AngloGold Ashanti Ltd.	125,435	2,246,259
Aspen Pharmacare Holdings Ltd.	149,744	954,220
Barloworld Ltd.	129,462	1,099,359
Bid Corp. Ltd.	110,009	2,328,749
Bidvest Group Ltd. (The)	118,727	1,551,503
	Shares	Value
South Africa-(continued)
Exxaro Resources Ltd.	98,021	$ 1,157,338
FirstRand Ltd.	1,155,550	5,034,321
Foschini Group Ltd. (The)	92,384	1,082,634
Gold Fields Ltd.	545,467	2,926,347
Growthpoint Properties Ltd.	1,269,750	2,137,489
Impala Platinum Holdings Ltd.(a)	293,704	1,597,020
Investec Ltd.	148,903	860,930
Life Healthcare Group Holdings Ltd.	589,211	944,068
Mr Price Group Ltd.	67,967	847,133
MTN Group Ltd.	1,167,081	9,282,303
Naspers Ltd., Class N	30,497	7,546,774
Nedbank Group Ltd.	215,304	3,662,997
Netcare Ltd.	701,837	828,909
Old Mutual Ltd.	1,474,626	1,999,634
Pick n Pay Stores Ltd.	182,746	858,176
Redefine Properties Ltd.	2,238,220	1,389,635
Remgro Ltd.	161,868	2,045,370
Sanlam Ltd.	668,119	3,518,835
Sappi Ltd.	334,944	1,233,081
Sasol Ltd.	326,078	7,149,042
Shoprite Holdings Ltd.	216,203	2,356,706
Sibanye Gold Ltd.(a)	1,214,481	1,561,185
SPAR Group Ltd. (The)	100,826	1,310,320
Standard Bank Group Ltd.	650,600	8,241,660
Telkom S.A. SOC Ltd.	230,851	1,403,307
Tiger Brands Ltd.	67,805	1,066,223
Truworths International Ltd.	205,579	906,803
Vodacom Group Ltd.	347,812	2,887,278
Woolworths Holdings Ltd.	600,417	2,329,866
		92,439,220
Taiwan-12.67%
Acer, Inc.	1,831,000	1,115,835
Asia Cement Corp.	1,184,000	1,591,587
Asustek Computer, Inc.	240,738	1,718,700
AU Optronics Corp.	5,836,000	1,552,113
Catcher Technology Co. Ltd.	362,000	2,689,199
Cathay Financial Holding Co. Ltd.	3,134,440	4,112,658
Chailease Holding Co. Ltd.	313,902	1,327,463
China Development Financial Holding Corp.	3,694,000	1,102,421
China Life Insurance Co., Ltd.	1,319,170	1,092,397
China Steel Corp.	2,812,360	2,170,624
Chunghwa Telecom Co., Ltd.	1,467,000	5,095,142
CTBC Financial Holding Co. Ltd.	5,214,838	3,404,390
Delta Electronics, Inc.	735,506	3,583,450
E.Sun Financial Holding Co. Ltd.	3,176,407	2,655,901
Far Eastern New Century Corp.	1,701,000	1,619,192
Far EasTone Telecommunications Co. Ltd.	497,000	1,142,786
First Financial Holding Co. Ltd.	2,242,321	1,687,392
Formosa Chemicals & Fibre Corp.	1,049,920	3,207,615
Formosa Petrochemical Corp.	476,000	1,622,614
Formosa Plastics Corp.	1,251,280	4,044,111
Fubon Financial Holding Co. Ltd.	2,439,928	3,389,715
Hon Hai Precision Industry Co., Ltd.	4,763,064	12,039,582
Innolux Corp.	4,699,490	1,092,676
Inventec Corp.	1,429,000	1,070,756
Largan Precision Co., Ltd.	15,000	2,050,136
Lite-On Technology Corp.	1,409,313	2,007,769
MediaTek, Inc.	679,091	6,868,329
Mega Financial Holding Co. Ltd.	3,376,080	3,485,140
Micro-Star International Co. Ltd.	336,000	948,716
Nan Ya Plastics Corp.	1,037,940	2,379,930
Novatek Microelectronics Corp.	206,000	1,099,709

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Taiwan-(continued)
Pegatron Corp.	1,014,106	$ 1,659,983
Pou Chen Corp.	810,740	1,002,491
Powertech Technology, Inc.	466,200	1,283,360
President Chain Store Corp.	170,000	1,640,109
Quanta Computer, Inc.	1,347,000	2,490,794
Shin Kong Financial Holding Co. Ltd.	7,752,998	2,253,931
Taishin Financial Holding Co. Ltd.	3,281,326	1,540,652
Taiwan Cement Corp.	2,117,697	3,044,204
Taiwan Cooperative Financial Holding Co. Ltd.	1,433,980	968,422
Taiwan Mobile Co. Ltd.	510,400	1,797,328
Taiwan Semiconductor Manufacturing Co., Ltd.	5,586,000	46,616,617
Tatung Co. Ltd.(a)	1,174,000	762,644
Uni-President Enterprises Corp.	1,415,941	3,679,247
United Microelectronics Corp.	9,546,000	4,236,459
Walsin Lihwa Corp.	1,858,000	899,259
Wistron Corp.	1,330,875	997,231
Yuanta Financial Holding Co. Ltd.	3,649,671	2,053,971
		159,894,750
Thailand-3.74%
Advanced Info Service PCL, NVDR	431,365	2,987,506
Bangkok Bank PCL, Foreign Shares	216,861	1,279,801
Banpu PCL, NVDR	2,627,207	1,221,560
Charoen Pokphand Foods PCL, NVDR	2,204,247	1,988,875
CP ALL PCL, NVDR	900,984	2,541,387
IRPC PCL, NVDR	6,060,397	945,859
Kasikornbank PCL, Foreign Shares	233,967	1,312,285
Kasikornbank PCL, NVDR	165,990	931,012
Krung Thai Bank PCL, NVDR	3,815,781	2,431,777
PTT Exploration & Production PCL, NVDR	637,185	2,807,302
PTT Global Chemical PCL, NVDR	1,308,493	2,574,015
PTT PCL, NVDR	8,286,615	12,731,021
Siam Cement PCL (The), NVDR	353,521	4,988,721
Siam Commercial Bank PCL (The), NVDR	1,227,686	5,488,760
Thai Oil PCL, NVDR	745,080	1,671,615
Thanachart Capital PCL, NVDR	643,553	1,234,584
		47,136,080
Turkey-2.27%
Akbank T.A.S.(a)	2,633,783	3,575,325
	Shares	Value
Turkey-(continued)
BIM Birlesik Magazalar A.S.	141,314	$ 1,190,628
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	3,663,554	803,620
Eregli Demir ve Celik Fabrikalari TAS	1,082,731	1,446,432
Haci Omer Sabanci Holding A.S.	1,346,820	2,390,095
KOC Holding A.S.	777,297	2,616,263
Tupras-Turkiye Petrol Rafinerileri A.S.	93,905	2,363,770
Turk Hava Yollari AO(a)	759,331	1,701,131
Turkcell Iletisim Hizmetleri AS	936,796	2,199,767
Turkiye Garanti Bankasi A.S.(a)	2,030,000	3,595,181
Turkiye Halk Bankasi A.S.	1,539,056	1,665,864
Turkiye Is Bankasi A.S., Class C(a)	2,143,605	2,405,016
Turkiye Vakiflar Bankasi T.A.O., Class D	1,694,848	1,551,090
Yapi ve Kredi Bankasi AS(a)	2,292,796	1,125,425
		28,629,607
United States-0.55%
JBS S.A.	1,043,482	6,905,518
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.53% (Cost $1,186,626,725)		1,255,496,755
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(g)(h)	1,416,623	1,416,623
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(g)(h)	473,081	473,270
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,889,893)		1,889,893
TOTAL INVESTMENTS IN SECURITIES-99.68% (Cost $1,188,516,618)		1,257,386,648
OTHER ASSETS LESS LIABILITIES-0.32%		4,057,838
NET ASSETS-100.00%		$1,261,444,486

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
ETF-Exchange-Traded Fund
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REGS-Regulation S

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $30,560,360, which represented 2.42% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2019.
	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2019	Dividend Income
Invesco India ETF*	$7,884,352	$-	$(9,080,939)	$(629,576)	$1,826,163	$-	$82,459

*	At July 31, 2019, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Global Clean Energy ETF (PBD)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.64%
Austria-0.98%
Verbund AG	8,575	$ 483,099
Canada-5.67%
Ballard Power Systems, Inc.(a)	120,416	486,928
Boralex, Inc., Class A	30,238	459,620
Canadian Solar, Inc.(b)	20,846	444,437
Innergex Renewable Energy, Inc.	44,034	504,003
Northland Power, Inc.	23,998	459,071
TransAlta Renewables, Inc.	43,312	451,541
		2,805,600
Chile-0.88%
Sociedad Quimica y Minera de Chile S.A., ADR	14,718	434,034
China-10.64%
BYD Co. Ltd., Class H	76,122	479,415
China Longyuan Power Group Corp. Ltd., Class H	716,029	439,977
Daqo New Energy Corp., ADR(b)	10,866	455,829
GCL-Poly Energy Holdings Ltd.(a)(b)	8,356,534	480,389
Huaneng Renewables Corp. Ltd., Class H	1,633,491	446,565
JinkoSolar Holding Co. Ltd., ADR(a)(b)	20,679	405,102
Kandi Technologies Group, Inc.(a)(b)	90,924	483,716
NIO, Inc., ADR(a)(b)	174,270	604,717
Wasion Holdings Ltd.	1,274,374	465,605
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	417,450	469,824
Xinyi Solar Holdings Ltd.	961,103	530,406
		5,261,545
Denmark-2.81%
Novozymes A/S, Class B	9,917	463,271
Orsted A/S, REGS(c)	5,492	504,599
Vestas Wind Systems A/S	5,129	424,291
		1,392,161
Finland-0.84%
Caverion Oyj(a)	62,142	415,133
France-1.99%
Albioma S.A.	18,224	489,003
Neoen S.A., REGS(b)(c)	19,492	495,900
		984,903
Germany-7.49%
CropEnergies AG	70,069	470,429
Encavis AG(a)	60,209	486,686
Nordex S.E.(b)	33,014	391,838
OSRAM Licht AG(a)	14,599	559,156
PNE AG	163,216	521,550
SMA Solar Technology AG(a)(b)	16,961	413,945
VERBIO Vereinigte BioEnergie AG	55,672	445,674
Voltabox AG(a)	29,927	417,842
		3,707,120
Guernsey-0.90%
Renewables Infrastructure Group Ltd. (The)	284,898	443,031
Hong Kong-2.57%
Canvest Environmental Protection Group Co. Ltd., REGS(c)	966,209	502,366
China High Speed Transmission Equipment Group Co. Ltd.,(a)	722,287	465,968
FDG Electric Vehicles Ltd.(a)(b)	112,283,899	301,225
		1,269,559
Ireland-0.85%
Kingspan Group PLC	8,496	419,053
Italy-1.03%
Falck Renewables S.p.A.	109,839	511,681
	Shares	Value
Japan-8.43%
EF-ON, Inc.	62,407	$ 515,005
eRex Co. Ltd.(a)	43,760	433,267
GS Yuasa Corp.	24,539	462,642
Meidensha Corp.	30,373	473,044
RENOVA, Inc.(b)	61,262	480,165
Takuma Co. Ltd.	38,052	455,608
Tanaka Chemical Corp.(a)(b)	61,797	529,323
West Holdings Corp.(a)	42,158	452,740
W-Scope Corp.	33,052	365,604
		4,167,398
Netherlands-0.84%
Signify N.V., REGS(a)(c)	15,181	414,957
New Zealand-2.90%
Contact Energy Ltd.	93,148	478,911
Mercury NZ Ltd.	164,818	496,580
Meridian Energy Ltd.	148,092	459,870
		1,435,361
Norway-2.05%
NEL ASA(b)	692,324	549,454
Scatec Solar ASA, REGS(c)	44,686	465,312
		1,014,766
South Korea-3.99%
CS Wind Corp.	12,691	355,597
Ecopro Co. Ltd.(b)	20,209	373,229
Samsung SDI Co. Ltd.	2,299	483,857
Seoul Semiconductor Co. Ltd.	28,947	395,143
Unison Co. Ltd.(b)	435,387	367,637
		1,975,463
Spain-3.41%
Atlantica Yield PLC	19,604	454,617
Audax Renovables S.A.(a)(b)	202,596	396,553
EDP Renovaveis S.A.	44,611	460,936
Siemens Gamesa Renewable Energy S.A.	26,520	374,259
		1,686,365
Sweden-0.90%
Nibe Industrier AB, Class B	31,249	445,290
Switzerland-3.56%
Credit Suisse Real Estate Fund Green Property	3,192	477,833
Gurit Holding AG, Bearer Shares	445	489,949
Landis+Gyr Group AG	5,514	449,475
Meyer Burger Technology AG(a)(b)	836,140	345,604
		1,762,861
Taiwan-7.07%
Epistar Corp.	572,131	456,299
Everlight Electronics Co. Ltd.	492,000	475,458
Gigasolar Materials Corp.(b)	132,000	587,931
Lextar Electronics Corp.	988,000	486,128
Motech Industries, Inc.(b)	1,660,000	584,554
Sino-American Silicon Products, Inc.	176,000	486,758
United Renewable Energy Co. Ltd.(b)	1,443,241	418,647
		3,495,775
Thailand-2.83%
BCPG PCL, NVDR	739,351	473,589
SPCG PCL, NVDR	759,577	469,256
Super Energy Corp. PCL, NVDR(b)	19,725,278	455,371
		1,398,216
United Kingdom-3.61%
Drax Group PLC	124,106	459,532
GCP Infrastructure Investments Ltd.	283,560	436,784
Greencoat UK Wind PLC	259,221	440,556
Ricardo PLC	52,068	450,108
		1,786,980

Invesco Global Clean Energy ETF (PBD)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
United States-23.40%
Acuity Brands, Inc.	3,429	$ 460,240
Ameresco, Inc., Class A(b)	32,061	456,869
Bloom Energy Corp., Class A(a)(b)	39,255	410,215
Clearway Energy, Inc., Class C	27,190	489,964
Cree, Inc.(b)	8,051	500,611
Enphase Energy, Inc.(b)	26,082	734,208
First Solar, Inc.(b)	7,314	471,680
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,711	458,717
Itron, Inc.(b)	7,515	465,930
Ormat Technologies, Inc.	7,333	480,678
Pattern Energy Group, Inc., Class A	19,520	447,594
Plug Power, Inc.(a)(b)	200,032	442,071
REC Silicon ASA(a)(b)	696,000	414,873
Renewable Energy Group, Inc.(b)	28,002	380,547
SolarEdge Technologies, Inc.(b)	7,746	505,272
SunPower Corp.(a)(b)	44,495	520,147
Sunrun, Inc.(b)	24,842	473,240
TerraForm Power, Inc., Class A	31,883	491,317
Tesla, Inc.(a)(b)	2,074	501,099
TPI Composites, Inc.(b)	18,425	471,127
Universal Display Corp.	2,501	527,911
Veeco Instruments, Inc.(b)	40,932	487,500
Vivint Solar, Inc.(b)	63,284	522,093
Willdan Group, Inc.(b)	13,220	462,436
		11,576,339
Total Common Stocks & Other Equity Interests (Cost $43,798,375)		49,286,690
	Shares	Value
Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $33,925)	33,925	$ 33,925
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $43,832,300)		49,320,615
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.73%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	5,464,726	5,464,726
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	1,820,847	1,821,575
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,286,212)		7,286,301
TOTAL INVESTMENTS IN SECURITIES-114.44% (Cost $51,118,512)		56,606,916
OTHER ASSETS LESS LIABILITIES-(14.44)%		(7,144,536)
NET ASSETS-100.00%		$49,462,380

Investment Abbreviations:
ADR-American Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REGS-Regulation S
UK-United Kingdom

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2019.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $2,383,134, which represented 4.82% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Global Water ETF (PIO)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.60%
Brazil-4.12%
Cia de Saneamento Basico do Estado de Sao Paulo	557,841	$ 7,917,054
Canada-0.42%
Stantec, Inc.	33,489	801,808
Cayman Islands-0.06%
Consolidated Water Co. Ltd.	7,917	111,075
China-2.64%
Beijing Enterprises Water Group Ltd.(a)	3,037,698	1,589,790
China Everbright Water Ltd.	814,300	201,809
CT Environmental Group Ltd.(a)(b)	2,561,890	100,147
Guangdong Investment Ltd.	1,512,086	3,182,418
		5,074,164
France-6.29%
Suez	289,870	4,279,587
Veolia Environnement S.A.	308,688	7,807,776
		12,087,363
Hong Kong-0.20%
China Water Affairs Group Ltd.	433,412	386,913
Italy-1.85%
ACEA S.p.A.	37,594	709,135
Hera S.p.A.	757,061	2,837,587
		3,546,722
Japan-3.97%
Kurita Water Industries Ltd.	77,169	1,952,177
METAWATER Co. Ltd.	5,291	177,374
Miura Co. Ltd.	36,597	1,014,919
TOTO Ltd.(c)	111,770	4,483,223
		7,627,693
Netherlands-1.80%
Aalberts N.V.	67,399	2,726,081
Arcadis N.V.(c)	36,120	736,771
		3,462,852
South Korea-1.39%
Woongjin Coway Co., Ltd.	37,730	2,675,638
Spain-1.25%
Acciona S.A.	22,386	2,396,242
Switzerland-6.18%
Geberit AG	25,627	11,857,928
Thailand-0.16%
TTW PCL, NVDR	687,048	301,582
United Kingdom-14.15%
Halma PLC	311,739	7,608,207
HomeServe PLC	86,557	1,209,286
Pennon Group PLC	196,562	1,717,040
	Shares	Value
United Kingdom-(continued)
Polypipe Group PLC	77,524	$ 387,671
Severn Trent PLC	166,518	4,108,444
Spirax-Sarco Engineering PLC	66,275	7,282,562
United Utilities Group PLC	503,159	4,850,271
		27,163,481
United States-55.12%
A.O. Smith Corp.	145,978	6,634,700
American Water Works Co., Inc.	63,133	7,246,406
Aqua America, Inc.	103,251	4,331,379
Danaher Corp.	108,103	15,188,471
Ecolab, Inc.	77,524	15,638,916
Ferguson PLC	153,454	11,507,348
HD Supply Holdings, Inc.(a)	95,453	3,866,801
IDEX Corp.	20,567	3,459,781
Pentair PLC	392,049	15,215,422
Reliance Worldwide Corp. Ltd.(c)	1,203,245	3,027,547
Roper Technologies, Inc.	20,752	7,546,465
Waters Corp.(a)	35,551	7,485,619
Xylem, Inc.	58,097	4,664,608
		105,813,463
Total Common Stocks & Other Equity Interests (Cost $153,799,527)		191,223,978
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $50,293)	50,293	50,293
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.63% (Cost $153,849,820)		191,274,271
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.18%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	3,136,723	3,136,723
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	1,045,156	1,045,574
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,182,248)		4,182,297
TOTAL INVESTMENTS IN SECURITIES-101.81% (Cost $158,032,068)		195,456,568
OTHER ASSETS LESS LIABILITIES-(1.81)%		(3,474,644)
NET ASSETS-100.00%		$191,981,924
Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Invesco Global Water ETF (PIO)—(continued)
July 31, 2019
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco International BuyBack AchieverTM ETF (IPKW)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-102.70%
Australia-7.25%
Qantas Airways Ltd.	1,059,395	$ 4,169,375
Rio Tinto plc	129,263	7,435,812
		11,605,187
Brazil-0.29%
Ser Educacional S.A., REGS(a)	65,300	457,131
Canada-29.87%
Canadian Tire Corp. Ltd., Class A(b)	36,767	4,034,948
CGI, Inc., Class A(c)	4	309
CI Financial Corp.	245,828	3,830,211
Dream Global REIT	62,494	1,170,260
ECN Capital Corp.	325,413	1,172,146
Gildan Activewear, Inc.	103,512	4,097,440
Home Capital Group, Inc.(c)	58,931	1,065,843
Imperial Oil Ltd.	144,677	3,981,744
Magna International, Inc.	161,019	8,161,615
Methanex Corp.	88,242	3,490,974
Norbord, Inc.	47,835	1,114,323
RioCan REIT	201,900	4,000,638
Thomson Reuters Corp.	124,194	8,383,320
West Fraser Timber Co. Ltd.	75,855	2,980,131
Westshore Terminals Investment Corp.	19,056	302,133
		47,786,035
China-0.79%
CAR, Inc.(c)	1,756,233	1,256,391
Denmark-3.47%
Pandora A/S	111,992	4,338,309
Sydbank A/S	69,160	1,210,647
		5,548,956
Germany-4.50%
Bilfinger S.E.	46,905	1,393,337
Covestro AG, REGS(a)	78,846	3,608,928
Rocket Internet S.E., REGS(a)(c)	77,311	2,196,712
		7,198,977
India-0.00%
Infosys Ltd., ADR	17	193
Ireland-2.66%
Flutter Entertainment PLC	53,211	4,261,086
Japan-30.26%
Chugoku Marine Paints Ltd.	51,700	389,982
Coca-Cola Bottlers Japan Holdings, Inc.	143,600	3,561,730
Fancl Corp.	94,100	2,385,109
Foster Electric Co. Ltd.	22,400	394,876
Geo Holdings Corp.	29,400	389,924
Idemitsu Kosan Co. Ltd.	133,500	3,713,286
Isuzu Motors Ltd.	603,900	6,738,428
Joyful Honda Co. Ltd.	88,700	1,008,112
Kenedix, Inc.	137,500	702,855
KYORIN Holdings, Inc.	38,900	658,156
NTT DOCOMO, Inc.	344,300	8,292,374
Rakuten, Inc.	5	51
Seiren Co. Ltd.	52,800	732,368
Shinmaywa Industries Ltd.	68,800	866,852
Ship Healthcare Holdings, Inc.	40,200	1,821,635
Toshiba Corp.	257,900	8,277,978
Yahoo Japan Corp.	2,685,900	7,940,814
Yondoshi Holdings Inc.	22,700	546,514
		48,421,044
	Shares	Value
Netherlands-10.02%
ASM International N.V.	56,412	$ 4,649,130
Koninklijke Ahold Delhaize N.V.	356,479	8,118,664
Signify N.V., REGS(a)	119,527	3,267,147
		16,034,941
South Africa-0.18%
DataTec Ltd.	121,546	288,992
South Korea-5.20%
BH Co., Ltd.(c)	11,518	179,132
Lotte Food Co., Ltd.	4,570	1,886,945
S&T Motiv Co. Ltd.	7,585	320,556
SFA Engineering Corp.	24,129	767,862
SK Innovation Co. Ltd.	29,153	4,213,645
SK Materials	6,341	954,017
		8,322,157
Switzerland-3.64%
Dufry AG(c)	40,536	3,588,459
Forbo Holding AG	1,420	2,228,970
		5,817,429
Taiwan-0.28%
Cheng Uei Precision Industry	417,000	455,950
United Kingdom-4.29%
Computacenter PLC	106,300	1,984,926
Man Group PLC	1,722,671	3,611,164
Sole Realisation Co. PLC(d)	90,508	0
Ultra Electronics Holdings PLC	52,609	1,264,508
		6,860,598
Total Common Stocks & Other Equity Interests (Cost $168,112,425)		164,315,067
Money Market Funds-0.22%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(e) (Cost $356,773)	356,773	356,773
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-102.92% (Cost $168,469,198)		164,671,840
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.35%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)(f)	7,621,501	7,621,501
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)(f)	2,535,634	2,536,648
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,158,149)		10,158,149
TOTAL INVESTMENTS IN SECURITIES-109.27% (Cost $178,627,347)		174,829,989
OTHER ASSETS LESS LIABILITIES-(9.27)%		(14,833,753)
NET ASSETS-100.00%		$159,996,236

Invesco International BuyBack AchieverTM ETF (IPKW)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
REGS-Regulation S
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $9,529,918, which represented 5.96% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco MSCI Global Timber ETF (CUT)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Australia-1.42%
Orora Ltd.	944,789	$ 2,197,336
Quintis Ltd.(a)(b)	20,883	0
		2,197,336
Brazil-4.31%
Duratex S.A.	242,942	811,615
Klabin S.A.	554,434	2,363,557
Suzano Papel e Celulose S.A.	428,553	3,493,255
		6,668,427
Canada-3.76%
Canfor Corp.(a)	49,021	355,390
Canfor Pulp Products, Inc.	22,915	161,067
Cascades, Inc.(c)	55,113	507,418
Interfor Corp.(a)	52,746	480,805
Norbord, Inc.	38,382	894,114
Stella-Jones, Inc.	46,099	1,445,300
West Fraser Timber Co. Ltd.	42,097	1,653,874
Western Forest Products, Inc.(c)	303,319	328,000
		5,825,968
Chile-1.34%
Empresas CMPC S.A.	880,831	2,074,524
China-0.69%
Greatview Aseptic Packaging Co. Ltd.	627,936	342,651
Lee & Man Paper Manufacturing Ltd.	1,029,272	627,885
Youyuan International Holdings Ltd.(a)	340,352	95,142
		1,065,678
Finland-10.88%
Huhtamaki Oyj(c)	75,935	2,898,072
Metsa Board Oyj(c)	150,401	754,884
Stora Enso Oyj, Class R	457,782	5,299,987
UPM-Kymmene Oyj	290,730	7,884,723
		16,837,666
Germany-0.28%
Mercer International, Inc.	33,076	430,980
Hong Kong-0.68%
Nine Dragons Paper Holdings Ltd.	1,285,699	1,046,401
Indonesia-1.34%
PT Indah Kiat Pulp & Paper Corp.Tbk	2,134,861	1,134,690
PT Pabrik Kertas Tjiwi Kimia Tbk	1,094,563	937,059
		2,071,749
Ireland-3.60%
Smurfit Kappa Group PLC	177,495	5,576,670
Israel-0.08%
Hadera Paper Ltd.	2,263	129,812
Japan-5.01%
Daiken Corp.	8,473	168,451
Daio Paper Corp.(c)	53,965	644,620
Hokuetsu Corp.	97,945	486,407
Nippon Paper Industries Co. Ltd.	77,329	1,364,741
Oji Holdings Corp.	678,570	3,511,893
Pack Corp. (The)(c)	10,134	308,010
Rengo Co. Ltd.	137,453	1,047,410
Tokushu Tokai Paper Co. Ltd.	6,593	226,953
		7,758,485
Pakistan-0.03%
Packages Ltd.	27,950	49,741
	Shares	Value
Portugal-0.77%
Altri SGPS S.A.	56,214	$ 371,204
Navigator Co. S.A. (The)	168,302	569,853
Semapa-Sociedade de Investimento e Gestao	19,027	252,528
		1,193,585
South Africa-0.98%
Sappi Ltd.	413,114	1,520,860
South Korea-0.14%
Hansol Paper Co. Ltd.	12,692	151,170
Moorim P&P Co. Ltd.	16,632	60,903
		212,073
Spain-0.41%
Ence Energia y Celulosa S.A.	105,714	385,649
Miquel y Costas & Miquel S.A.(c)	14,283	248,082
		633,731
Sweden-4.76%
BillerudKorsnas AB(c)	138,195	1,613,426
Holmen AB, Class B	82,547	1,763,981
Svenska Cellulosa AB SCA, Class B	476,845	3,983,072
		7,360,479
Switzerland-0.99%
SIG Combibloc Group AG(a)	125,295	1,530,727
Taiwan-0.63%
Cheng Loong Corp.	562,000	339,264
Chung Hwa Pulp Corp.	294,000	96,438
Longchen Paper & Packaging Co., Ltd.	411,000	196,941
YFY, Inc.	907,000	337,819
		970,462
Thailand-0.07%
Polyplex Thailand PCL, NVDR	210,003	105,838
United Kingdom-15.60%
Amcor PLC(a)	1,044,533	11,072,050
DS Smith PLC	1,077,907	4,691,385
Mondi PLC	381,298	8,389,960
		24,153,395
United States-42.10%
Avery Dennison Corp.	65,977	7,578,778
Boise Cascade Co.	30,368	819,936
CatchMark Timber Trust, Inc., Class A	38,263	388,752
Clearwater Paper Corp.(a)	12,847	252,187
Domtar Corp.	49,267	2,091,384
Graphic Packaging Holding Co.	234,167	3,479,722
International Paper Co.	170,691	7,495,042
Louisiana-Pacific Corp.	106,008	2,771,049
Neenah, Inc.	13,117	861,918
Packaging Corp. of America	74,258	7,497,830
PH Glatfelter Co.	34,578	564,313
PotlatchDeltic Corp.	53,136	1,956,468
Rayonier, Inc.	101,385	2,944,220
Resolute Forest Products, Inc.	45,830	279,563
Schweitzer-Mauduit International, Inc.	23,968	825,218
Sealed Air Corp.	122,460	5,117,603
Sonoco Products Co.	78,533	4,714,336
Verso Corp., Class A(a)	26,993	436,747

Invesco MSCI Global Timber ETF (CUT)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
United States-(continued)
WestRock Co.	200,642	$ 7,233,144
Weyerhaeuser Co.	309,033	7,852,529
		65,160,739
Total Common Stocks & Other Equity Interests (Cost $144,282,894)		154,575,326
Exchange-Traded Funds-0.06%
United States-0.06%
Invesco India ETF(d) (Cost $104,013)	4,068	96,778
Money Market Funds-0.11%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(e) (Cost $161,677)	161,677	161,677
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $144,548,584)		154,833,781
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.75%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)(f)	2,033,618	$ 2,033,618
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)(f)	679,376	679,648
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,713,251)		2,713,266
TOTAL INVESTMENTS IN SECURITIES-101.79% (Cost $147,261,835)		157,547,047
OTHER ASSETS LESS LIABILITIES-(1.79)%		(2,766,201)
NET ASSETS-100.00%		$154,780,846

Investment Abbreviations:
ETF-Exchange-Traded Fund
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco India ETF	$237,787	$12,026	$(174,635)	$30,307	$(8,707)	$96,778	$1,208

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco S&P Global Dividend Opportunities Index ETF (LVL)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.66%
Australia-4.36%
AusNet Services	99,595	$ 121,673
Charter Hall Group	7	54
Commonwealth Bank of Australia	9,970	564,388
GPT Group (The)	19,865	84,762
Mirvac Group	3	7
Sonic Healthcare Ltd.	25,616	493,686
Transurban Group	2	21
		1,264,591
Canada-15.40%
Algonquin Power & Utilities Corp.	6,459	80,864
Bank of Montreal	5,517	415,093
BCE, Inc.	3	136
Canadian Imperial Bank of Commerce	7,552	597,132
First Capital Realty, Inc.	6,240	103,830
Fortis, Inc.	2,125	84,181
H&R Real Estate Investment Trust	7,006	121,004
Intact Financial Corp.	7	656
Pembina Pipeline Corp.	19,760	720,638
RioCan REIT	5,672	112,390
Royal Bank of Canada	5,208	413,340
Shaw Communications, Inc., Class B	36,268	714,506
Sun Life Financial, Inc.	5	209
TELUS Corp.	19,584	707,509
Toronto-Dominion Bank (The)	6,769	397,691
		4,469,179
China-2.12%
Bank of Communications Co. Ltd., Class H	848,000	616,651
Finland-2.27%
Elisa Oyj	13,936	658,057
France-9.09%
Danone S.A.	5,054	440,713
Gecina S.A.	545	83,346
Orange S.A.	54,359	811,231
TOTAL S.A.	15,775	822,136
Vinci S.A.	4,666	480,968
		2,638,394
Germany-2.43%
alstria office REIT-AG	4,520	73,475
LEG Immobilien AG	811	94,541
Muenchener Rueckversicherungs-Gesellschaft AG	1,846	447,652
Vonovia S.E.	1,847	90,923
		706,591
Hong Kong-3.50%
CLP Holdings Ltd.	7,500	81,292
Jardine Matheson Holdings Ltd.	6,900	420,141
NWS Holdings Ltd	221,000	410,123
Sino Land Co. Ltd.	64,000	103,978
		1,015,534
Italy-3.30%
Eni S.p.A.	54,643	860,378
Terna - Rete Elettrica Nazionale S.p.A.	16,061	98,313
		958,691
Japan-5.32%
Advance Residence Investment Corp.	21	65,277
Japan Excellent	47	70,127
Kenedix Office Investment Corp.	10	71,966
Kenedix Residential Next Investment Corp.	47	83,373
	Shares	Value
Japan-(continued)
Mitsubishi Heavy Industries Ltd.	10,700	$ 442,689
Mori Hills REIT Investment Corp.	48	70,867
Nippon Accommodations Fund Inc.	11	64,941
Osaka Gas Co. Ltd.	3,627	66,711
Toyota Motor Corp.	8,200	528,538
United Urban Investment Corp.	46	77,998
		1,542,487
Portugal-0.46%
EDP - Energias de Portugal S.A.	36,631	134,624
Singapore-1.56%
SATS Ltd.	128,900	452,818
Singapore Telecommunications Ltd.	7	17
		452,835
Spain-2.05%
Iberdrola S.A.	9,802	93,409
Red Electrica Corp. S.A.	5,384	102,365
Viscofan S.A.	8,059	397,678
		593,452
Sweden-1.34%
ICA Gruppen AB(a)	6	268
Securitas AB, Class B	24,823	387,462
		387,730
Switzerland-10.28%
Helvetia Holding AG	3,346	425,616
Nestle S.A.	9	959
PSP Swiss Property AG	678	81,634
Roche Holding AG, BR	1,902	512,097
SGS S.A.	210	520,358
Swiss Prime Site AG(b)	1,323	116,999
Swiss Re AG	6,360	618,838
Swisscom AG	1,451	707,179
		2,983,680
United Kingdom-5.54%
Experian PLC	6	183
Informa PLC	39,954	424,754
Legal & General Group PLC	200,032	638,828
Meggitt PLC	74,835	544,861
RELX PLC	8	191
		1,608,817
United States-30.64%
Air Products and Chemicals, Inc.	3	685
Alexandria Real Estate Equities, Inc.	364	53,275
Alliant Energy Corp.	1,294	64,105
American Electric Power Co., Inc.	808	70,950
American National Insurance Co.	2,557	309,448
Arbor Realty Trust, Inc.(a)	43,722	532,971
AvalonBay Communities, Inc.	289	60,340
Blackstone Mortgage Trust, Inc., Class A	14,770	524,630
Camden Property Trust	573	59,426
Chevron Corp.	4,634	570,492
Clorox Co. (The)	2,549	414,467
Coca-Cola Co. (The)	9,571	503,722
Consolidated Edison, Inc.	900	76,464
Cracker Barrel Old Country Store, Inc.(a)	2,846	494,379
Crown Castle International Corp.	541	72,094
DTE Energy Co.	551	70,038
Duke Energy Corp.	1,162	100,769
Duke Realty Corp.	1,527	50,895

Invesco S&P Global Dividend Opportunities Index ETF (LVL)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
United States-(continued)
Equity Residential	720	$ 56,801
Essex Property Trust, Inc.	180	54,400
Everest Re Group, Ltd.	2	493
Evergy, Inc.	1,261	76,278
Eversource Energy	870	65,998
Gaming and Leisure Properties, Inc.	3,456	130,326
Genuine Parts Co.	4,907	476,568
Hubbell, Inc.	5	649
Johnson & Johnson	3,346	435,716
MDU Resources Group, Inc.	2,829	75,647
National Fuel Gas Co.	1,597	76,241
National Health Investors, Inc.	1,278	101,448
National Storage Affiliates Trust	2,681	81,208
Northwest Bancshares, Inc.	20,275	347,716
NorthWestern Corp.	1,068	74,675
Old Republic International Corp.	16,543	377,346
Paychex, Inc.	5,459	453,370
PepsiCo, Inc.	3,593	459,221
Pfizer, Inc.	12,395	481,422
Pinnacle West Capital Corp.	760	69,327
Portland General Electric Co.	1,217	66,752
Procter & Gamble Co. (The)	10	1,180
PS Business Parks, Inc.	289	50,575
Sempra Energy	433	58,641
Spire, Inc.	802	66,093
Travelers Cos., Inc. (The)	5	733
UDR, Inc.	1,297	59,740
United Parcel Service, Inc., Class B	1	119
Verizon Communications, Inc.	12,019	664,290
		8,892,123
Total Common Stocks & Other Equity Interests (Cost $28,292,280)		28,923,436
	Shares	Value
Money Market Funds-0.69%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $198,754)	198,754	$ 198,754
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.35% (Cost $28,491,034)		29,122,190
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.19%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)(d)	911,779	911,779
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)(d)	303,805	303,926
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,215,705)		1,215,705
TOTAL INVESTMENTS IN SECURITIES-104.54% (Cost $29,706,739)		30,337,895
OTHER ASSETS LESS LIABILITIES-(4.54)%		(1,317,063)
NET ASSETS-100.00%		$29,020,832

Investment Abbreviations:
BR-Bearer Shares
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2019.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco S&P Global Water Index ETF (CGW)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Austria-1.16%
ANDRITZ AG	209,341	$ 7,521,696
Brazil-2.39%
Cia de Saneamento Basico Do Estado de Sao Paulo, ADR	1,109,709	15,436,052
Canada-3.08%
Algonquin Power & Utilities Corp.	1,587,342	19,872,751
China-4.60%
Beijing Enterprises Water Group Ltd.(a)	19,178,497	10,037,136
Guangdong Investment Ltd.	9,340,331	19,658,163
		29,695,299
France-8.46%
Suez	1,376,397	20,320,870
Veolia Environnement S.A.	1,354,859	34,269,021
		54,589,891
Hong Kong-0.38%
China Water Affairs Group Ltd.	2,769,685	2,472,535
Italy-1.83%
ACEA S.p.A.	145,219	2,739,266
Hera S.p.A.	2,418,331	9,064,294
		11,803,560
Japan-2.54%
Ebara Corp.	276,570	7,453,105
Kurita Water Industries Ltd.	311,893	7,890,087
METAWATER Co. Ltd.	31,680	1,062,032
		16,405,224
Netherlands-1.76%
Aalberts N.V.	280,652	11,351,507
Singapore-0.78%
Sembcorp Industries Ltd.	2,955,138	5,019,401
South Korea-1.73%
Woongjin Coway Co., Ltd.	157,163	11,145,276
Sweden-2.55%
Alfa Laval AB	874,144	16,455,552
Switzerland-7.09%
Geberit AG	76,609	35,447,928
Georg Fischer AG	11,964	10,344,435
		45,792,363
United Kingdom-12.29%
Halma PLC	1,102,366	26,904,007
Pennon Group PLC	1,352,249	11,812,386
Severn Trent PLC	779,872	19,241,528
United Utilities Group PLC	2,214,140	21,343,508
		79,301,429
	Shares	Value
United States-49.16%
Advanced Drainage Systems, Inc.	120,012	$ 3,951,995
Aegion Corp.(a)	103,196	1,945,245
American States Water Co.	119,408	9,250,538
American Water Works Co., Inc.	586,918	67,366,448
Aqua America, Inc.	578,455	24,266,187
AquaVenture Holdings Ltd.(a)	42,532	732,826
Badger Meter, Inc.	84,930	4,542,906
California Water Service Group	156,082	8,333,218
Connecticut Water Service, Inc.	39,128	2,735,047
Danaher Corp.	237,984	33,436,752
Energy Recovery, Inc.(a)(b)	91,135	1,000,662
Evoqua Water Technologies Corp.(a)	169,791	2,414,428
Franklin Electric Co., Inc.	112,044	5,250,382
Gorman-Rupp Co. (The)	55,619	1,847,663
IDEX Corp.	201,409	33,881,022
Lindsay Corp.	31,466	2,870,328
Middlesex Water Co.	53,246	3,334,797
Mueller Water Products, Inc., Class A	461,540	4,693,862
Olin Corp.	481,017	9,654,011
Pentair PLC	459,917	17,849,379
Reliance Worldwide Corp. Ltd.(b)	2,305,061	5,799,884
Select Energy Services, Inc., Class A(a)	193,812	1,971,068
SJW Group	76,525	4,965,707
Tetra Tech, Inc.	179,281	14,199,055
Watts Water Technologies, Inc., Class A	80,584	7,480,613
Xylem, Inc.	523,799	42,055,822
York Water Co. (The)	41,993	1,510,488
		317,340,333
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $508,896,250)		644,202,869
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.97%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)(d)	4,681,547	4,681,547
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)(d)	1,559,892	1,560,516
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,241,998)		6,242,063
TOTAL INVESTMENTS IN SECURITIES-100.77% (Cost $515,138,248)		650,444,932
OTHER ASSETS LESS LIABILITIES-(0.77)%		(4,996,582)
NET ASSETS-100.00%		$645,448,350
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco S&P International Developed Quality ETF (IDHQ)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.66%
Australia-10.11%
AGL Energy Ltd.	5,230	$ 75,429
Alumina Ltd.	26,754	42,879
BHP Group Ltd.	20,917	582,347
BlueScope Steel Ltd.	4,072	36,558
Brambles Ltd.	11,632	104,969
CIMIC Group Ltd.	1,267	31,809
Cochlear Ltd.	671	101,106
Coles Group Ltd.(a)	9,884	96,531
Computershare Ltd.	4,043	44,068
Crown Resorts Ltd.	2,879	23,534
CSL Ltd.	3,847	605,444
Dominos Pizza Enterprises Ltd.(b)	589	15,632
Flight Centre Travel Group Ltd.	552	17,448
Magellan Financial Group Ltd.	1,070	45,423
Medibank Pvt Ltd.	20,154	49,953
Rio Tinto plc	11,604	663,412
South32 Ltd.	39,253	84,807
Telstra Corp. Ltd.	28,897	78,890
Wesfarmers Ltd.	14,102	379,840
Woolworths Group Ltd.	9,618	235,515
		3,315,594
Austria-0.14%
Oesterreichische Post AG	476	15,888
Raiffeisen Bank International AG	1,236	29,051
		44,939
Belgium-0.21%
UCB S.A.	860	67,543
Canada-4.64%
Canadian National Railway Co.	5,390	512,751
Canadian Pacific Railway Ltd.	1,044	250,523
CGI, Inc., Class A(a)	1,751	135,450
CI Financial Corp.	2,338	36,428
Constellation Software, Inc.	140	133,874
Gildan Activewear, Inc.	1,499	59,337
IGM Financial, Inc.	655	18,186
Magna International, Inc.	2,419	122,612
Methanex Corp.	523	20,691
Onex Corp.	901	54,706
Thomson Reuters Corp.	2,420	163,354
West Fraser Timber Co. Ltd.	354	13,908
		1,521,820
Denmark-4.97%
AP Moller - Maersk A/S, Class B	49	55,200
Chr Hansen Holding A/S	812	71,153
Coloplast A/S, Class B	1,239	145,146
Demant A/S(a)	840	24,911
DSV A/S	1,525	146,184
GN Store Nord A/S	1,054	50,340
H Lundbeck A/S	609	23,634
Novo Nordisk A/S, Class B	17,753	857,652
Novozymes A/S, Class B	1,929	90,113
Orsted A/S, REGS(c)	1,166	106,828
Pandora A/S	1,094	42,270
Rockwool International A/S, Class B	61	14,974
		1,628,405
Finland-2.01%
Elisa Oyj	1,128	53,264
Kone Oyj, Class B	4,510	258,548
	Shares	Value
Finland-(continued)
Metso Oyj	875	$ 33,854
Neste Oyj	2,934	97,549
Nokian Renkaat Oyj	1,227	35,375
Orion Oyj, Class B(b)	1,171	40,381
UPM-Kymmene Oyj	3,717	100,807
Wartsila Oyj Abp	3,205	40,400
		660,178
France-9.21%
Accor S.A.	1,887	84,457
Airbus S.E.	5,200	739,401
Dassault Aviation S.A.	20	27,567
Hermes International	353	249,509
Ipsen S.A.	279	32,160
Kering S.A.	960	498,764
L’Oreal S.A.	1,735	466,609
LVMH Moet Hennessy Louis Vuitton S.E.	1,972	820,123
Peugeot S.A.	4,244	100,239
		3,018,829
Germany-5.38%
adidas AG	1,655	533,547
Covestro AG, REGS(c)	1,496	68,304
Deutsche Boerse AG	1,371	192,793
E.ON S.E.	23,045	231,945
HOCHTIEF AG	188	21,456
Knorr-Bremse AG	439	44,911
Merck KGaA	970	99,964
Muenchener Rueckversicherungs-Gesellschaft AG	1,039	251,956
RWE AG	4,059	110,435
Siemens Healthineers AG, REGS(c)	1,099	46,178
Wirecard AG	970	163,086
		1,764,575
Hong Kong-1.72%
Hong Kong Exchanges & Clearing Ltd.	9,026	304,837
Link REIT	15,564	181,501
Techtronic Industries Co. Ltd.	10,181	76,231
		562,569
Ireland-0.39%
ICON PLC(a)	467	72,931
Ryanair Holdings PLC, ADR(a)	891	55,358
		128,289
Israel-0.68%
Bank Leumi Le-Israel BM	11,193	81,975
Check Point Software Technologies Ltd.(a)	1,090	122,026
Israel Corp. Ltd. (The)(a)	74	18,121
		222,122
Italy-1.11%
DiaSorin S.p.A.	187	21,758
Ferrari N.V.	920	148,809
FinecoBank Banca Fineco S.p.A.	4,716	46,993
Mediaset S.p.A.(a)(b)	4,968	14,621
Moncler S.p.A.	1,752	72,232
Recordati S.p.A.	913	41,142
UnipolSai Assicurazioni S.p.A.(b)	6,554	17,153
		362,708
Japan-16.65%
Alfresa Holdings Corp.	1,556	37,768
Asahi Group Holdings, Ltd.	3,111	134,444
Astellas Pharma, Inc.	16,379	233,251

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Bandai Namco Holdings, Inc.	1,659	$ 88,936
Brother Industries Ltd.	1,867	33,147
Capcom Co Ltd.	763	16,036
Chiba Bank Ltd. (The)	5,421	26,777
Dai-ichi Life Holdings, Inc.	9,645	141,787
Daito Trust Construction Co., Ltd.	519	67,280
Eisai Co. Ltd.	2,168	117,433
FamilyMart UNY Holdings Co. Ltd.	2,593	55,645
Fancl Corp.	595	15,000
FANUC Corp.	1,452	259,185
GungHo Online Entertainment, Inc.	657	17,439
Gunma Bank Ltd. (The)	4,379	15,165
Hoshizaki Corp.	468	33,137
Hoya Corp.	2,554	196,615
Japan Exchange Group, Inc.	3,711	54,460
Kagome Co. Ltd.	718	16,613
Kakaku.com, Inc.	1,556	32,410
Kaken Pharmaceutical Co. Ltd.	339	16,490
Konami Holdings Corp.	737	31,496
Kose Corp.	205	34,941
Lion Corp.	2,800	55,142
M3, Inc.	2,781	56,504
McDonald’s Holdings Co. Japan Ltd.	564	25,380
Miura Co. Ltd.	830	23,018
MonotaRO Co. Ltd.(b)	1,324	28,991
Morinaga & Co. Ltd.	415	19,310
Murata Manufacturing Co., Ltd.	6,845	302,448
NEXON Co., Ltd.(a)	3,319	52,766
Nifco, Inc.	622	15,360
Nihon M&A Center, Inc.	1,100	29,671
Nintendo Co., Ltd.	951	349,109
Nippon Shinyaku Co., Ltd.	415	29,957
Nissan Chemical Corp.	1,115	48,921
Nitori Holdings Co. Ltd.	622	84,088
Nomura Research Institute Ltd.	2,996	53,053
NTT DOCOMO, Inc.	8,624	207,168
OBIC Business Consultants Co. Ltd.	311	13,400
Oracle Corp. Japan	398	33,099
Otsuka Corp.	867	34,192
Pigeon Corp.(b)	1,015	37,386
Rakuten, Inc.	5,704	58,419
Recruit Holdings Co., Ltd.	10,994	374,877
Ryohin Keikaku Co. Ltd.	193	34,391
Sankyu, Inc.	519	27,845
Santen Pharmaceutical Co. Ltd.	2,883	46,558
SCSK Corp.	415	19,876
Shionogi & Co. Ltd.	2,594	144,125
Shizuoka Bank Ltd. (The)	4,356	30,005
Showa Denko KK	1,186	31,989
Subaru Corp.	4,313	100,526
SUMCO Corp.	1,657	21,856
Sundrug Co. Ltd.	616	17,031
Suzuken Co., Ltd.	690	38,148
T&D Holdings, Inc.	5,186	58,334
Terumo Corp.	5,082	148,135
TIS, Inc.	622	32,597
Tokai Carbon Co. Ltd.	1,516	15,021
Tokio Marine Holdings, Inc.	5,889	313,216
Tokyo Electron Ltd.	1,521	258,740
Toshiba Corp.	7,778	248,555
Trend Micro, Inc.	1,245	54,432
Universal Entertainment Corp.	519	16,385
	Shares	Value
Japan-(continued)
USS Co. Ltd.	1,763	$ 35,030
Yamaha Corp.	1,117	52,794
Yaskawa Electric Corp.	1,665	55,272
Zenkoku Hosho Co. Ltd.	527	20,600
ZOZO, Inc.	1,452	27,505
		5,456,680
Luxembourg-0.05%
RTL Group S.A.	317	15,664
Macau-0.48%
Sands China Ltd.	26,313	127,184
Wynn Macau Ltd.	13,275	29,701
		156,885
Netherlands-4.29%
Akzo Nobel N.V.	1,805	171,251
ASML Holding N.V.	3,471	774,338
NXP Semiconductors N.V.	2,414	249,583
Randstad N.V.	877	44,196
Wolters Kluwer N.V.	2,277	165,931
		1,405,299
New Zealand-0.31%
Fisher & Paykel Healthcare Corp. Ltd.	4,495	48,821
Spark New Zealand Ltd.	13,930	36,591
Z Energy Ltd.	4,109	17,582
		102,994
Norway-1.21%
Aker BP ASA(b)	910	26,035
Elkem ASA, REGS(c)	5,342	14,651
Equinor ASA	8,525	153,486
Gjensidige Forsikring ASA	2,200	43,125
Leroy Seafood Group ASA	2,370	15,112
Salmar ASA	603	28,077
Telenor ASA	4,787	97,843
TGS NOPEC Geophysical Co. ASA	760	18,545
		396,874
Portugal-0.04%
Navigator Co. S.A. (The)	4,365	14,779
Singapore-0.49%
Genting Singapore Ltd.	40,602	27,209
SATS Ltd.	5,213	18,313
Singapore Exchange Ltd.	8,843	51,089
Singapore Technologies Engineering Ltd.	14,479	44,698
Venture Corp. Ltd.	1,689	19,025
		160,334
South Africa-0.74%
Anglo American PLC(b)	9,777	243,033
South Korea-2.71%
BGF Retail Co. Ltd.	99	17,066
Cheil Worldwide, Inc.	674	15,382
GS Engineering & Construction Corp.	549	15,680
Hanssem Co., Ltd.	251	12,861
HDC Hyundai Development Co-Engineering & Construction, Class E	408	12,827
KT&G Corp.	922	74,960
Kumho Petrochemical Co. Ltd.	191	13,147
LG Household & Health Care Ltd.	79	83,663
Medy-Tox, Inc.	45	16,075
NAVER Corp.	1,089	126,752
NCSoft Corp.	169	68,475

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
South Korea-(continued)
Orion Corp.	225	$ 15,289
Samsung C&T Corp.	736	56,914
Samsung Engineering Co. Ltd.(a)	1,278	17,703
SK Hynix, Inc.	4,351	280,841
Studio Dragon Corp.	261	13,526
Woongjin Coway Co., Ltd.	471	33,401
Yungjin Pharmaceutical Co., Ltd.(a)	3,447	12,938
		887,500
Spain-1.10%
Aena SME, S.A., REGS(c)	523	94,821
Industria de Diseno Textil, S.A.	8,207	246,178
Mapfre, S.A.	6,937	19,105
		360,104
Sweden-2.39%
Alfa Laval AB	2,178	41,000
Atlas Copco AB, Class A	8,386	258,695
Axfood AB	952	20,151
Boliden AB	2,004	45,781
Epiroc AB, Class A	4,973	54,845
Hennes & Mauritz AB, Class B	5,663	99,144
Industrivarden AB, Class C	1,232	26,952
Sandvik AB	7,509	116,378
Skanska AB, Class B	2,877	54,092
SKF AB, Class B	2,732	45,127
Swedish Orphan Biovitrum AB(a)	1,186	23,144
		785,309
Switzerland-13.03%
Geberit AG	384	177,682
Novartis AG	18,202	1,676,778
Partners Group Holding AG	169	135,324
Roche Holding AG	5,844	1,571,950
Schindler Holding AG, PC	301	69,772
SGS S.A.	54	133,806
Sika AG	919	133,402
Zurich Insurance Group AG	1,072	374,552
		4,273,266
United Kingdom-15.02%
3i Group PLC	7,194	97,645
Admiral Group PLC	1,933	51,191
AstraZeneca PLC	8,807	761,440
Barratt Developments PLC	7,474	58,771
Berkeley Group Holdings PLC	1,201	57,029
Burberry Group PLC	3,224	88,556
Compass Group PLC	14,534	368,870
Croda International PLC	924	52,937
Diageo PLC	19,881	835,224
	Shares	Value
United Kingdom-(continued)
Direct Line Insurance Group PLC	10,211	$ 40,208
Experian PLC	9,286	283,654
Hargreaves Lansdown PLC	3,403	87,169
International Consolidated Airlines Group, S.A.	7,294	37,827
International Consolidated Airlines Group, S.A., ADR	145	1,483
ITV PLC	34,219	46,044
Legal & General Group PLC	58,326	186,272
Mondi PLC	2,720	59,850
Next PLC	1,125	83,295
Pearson PLC(b)	5,630	60,141
Persimmon PLC	2,765	67,819
RELX PLC	13,649	325,959
Royal Mail PLC	6,733	17,222
Sage Group PLC (The)	8,562	75,190
St James’s Place PLC	4,447	53,137
Taylor Wimpey PLC	30,601	60,397
Unilever N.V.	16,264	943,556
Whitbread PLC	2,203	121,703
		4,922,589
United States-0.58%
Ferguson PLC	2,326	174,424
Taro Pharmaceutical Industries Ltd.	180	14,539
		188,963
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.66% (Cost $30,954,865)		32,667,844
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.39%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	342,920	342,920
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	114,261	114,307
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $457,226)		457,227
TOTAL INVESTMENTS IN SECURITIES-101.05% (Cost $31,412,091)		33,125,071
OTHER ASSETS LESS LIABILITIES-(1.05)%		(344,617)
NET ASSETS-100.00%		$32,780,454

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
PC-Participation Certificate
REGS-Regulation S
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $330,782, which represented 1.01% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Emerging Markets Sovereign Debt ETF (PCY)
July 31, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.68%
Angola-2.39%
Angolan Government International Bond
REGS,9.50%, 11/12/2025(a)	$23,318,000	$ 27,077,095
REGS,8.25%, 05/09/2028(a)	26,790,000	28,578,473
REGS,9.38%, 05/08/2048(a)	26,080,000	28,860,780
		84,516,348
Argentina-2.29%
Argentine Republic Government International Bond
4.63%, 01/11/2023	32,320,000	26,987,200
7.50%, 04/22/2026	31,140,000	26,702,550
6.88%, 01/26/2027	32,950,000	27,369,094
		81,058,844
Bahrain-2.43%
Bahrain Government International Bond
REGS,6.75%, 09/20/2029(a)	25,385,000	28,290,948
REGS,6.00%, 09/19/2044(a)	29,330,000	29,021,302
REGS,7.50%, 09/20/2047(a)	25,092,000	28,608,769
		85,921,019
Brazil-2.64%
Brazilian Government International Bond
8.25%, 01/20/2034	21,816,000	30,160,838
5.63%, 01/07/2041	27,800,000	30,983,378
5.63%, 02/21/2047	28,770,000	32,097,682
		93,241,898
Chile-2.56%
Chile Government International Bond
3.13%, 01/21/2026	27,927,000	29,124,370
3.24%, 02/06/2028	28,571,000	29,910,551
3.86%, 06/21/2047	28,802,000	31,365,666
		90,400,587
China-2.47%
China Government International Bond
REGS,2.63%, 11/02/2027(a)	28,500,000	28,921,938
REGS,3.50%, 10/19/2028(a)	26,750,000	29,072,457
REGS,4.00%, 10/19/2048(a)	26,310,000	29,450,760
		87,445,155
Colombia-2.63%
Colombia Government International Bond
7.38%, 09/18/2037	21,707,000	29,955,877
6.13%, 01/18/2041	24,721,000	30,901,497
5.63%, 02/26/2044	26,983,000	32,345,872
		93,203,246
Costa Rica-2.49%
Costa Rica Government International Bond
REGS,5.63%, 04/30/2043(a)	32,183,000	28,731,695
REGS,7.00%, 04/04/2044(a)	29,064,000	29,718,231
REGS,7.16%, 03/12/2045(a)	28,505,000	29,574,222
		88,024,148
Croatia-2.44%
Croatia Government International Bond
REGS,5.50%, 04/04/2023(a)	38,975,000	42,957,700
REGS,6.00%, 01/26/2024(a)	38,031,000	43,475,936
		86,433,636
	Principal Amount	Value
Dominican Repubic-2.52%
Dominican Republic International Bond
REGS,7.45%, 04/30/2044(a)	$24,830,000	$ 29,361,723
REGS,6.85%, 01/27/2045(a)	26,584,000	29,774,346
REGS,6.50%, 02/15/2048(a)	27,995,000	30,129,899
		89,265,968
Ecuador-2.48%
Ecuador Government International Bond
REGS,9.65%, 12/13/2026(a)	27,306,000	29,490,480
REGS,9.63%, 06/02/2027(a)	26,522,000	28,444,845
REGS,8.88%, 10/23/2027(a)	28,710,000	29,714,850
		87,650,175
Egypt-2.53%
Egypt Government International Bond
REGS,8.50%, 01/31/2047(a)	26,723,000	29,236,779
REGS,7.90%, 02/21/2048(a)	29,386,000	30,624,238
REGS,8.70%, 03/01/2049(a)	26,930,000	29,516,223
		89,377,240
El Salvador-2.46%
El Salvador Government International Bond
REGS,8.25%, 04/10/2032(a)	25,169,000	28,787,044
REGS,7.65%, 06/15/2035(a)	26,610,000	29,038,428
REGS,7.63%, 02/01/2041(a)	26,972,000	29,264,890
		87,090,362
Hungary-2.46%
Hungary Government International Bond
5.75%, 11/22/2023	25,391,500	28,654,231
5.38%, 03/25/2024	25,834,000	28,977,998
7.63%, 03/29/2041	18,403,000	29,240,435
		86,872,664
Indonesia-2.53%
Indonesia Government International Bond
REGS,8.50%, 10/12/2035(a)	19,353,000	29,416,691
REGS,6.63%, 02/17/2037(a)	23,076,000	30,361,942
REGS,7.75%, 01/17/2038(a)	20,257,000	29,612,190
		89,390,823
Jordan-2.45%
Jordan Government International Bond
REGS,6.13%, 01/29/2026(a)	26,281,000	27,681,882
REGS,5.75%, 01/31/2027(a)	29,804,000	30,598,783
REGS,7.38%, 10/10/2047(a)	26,469,000	28,217,622
		86,498,287
Kazakhstan-2.55%
Kazakhstan Government International Bond
REGS,5.13%, 07/21/2025(a)	26,214,000	29,566,299
REGS,4.88%, 10/14/2044(a)	26,325,000	30,485,008
REGS,6.50%, 07/21/2045(a)	21,788,000	30,328,068
		90,379,375
Kenya-2.54%
Kenya Government International Bond
REGS,6.88%, 06/24/2024(a)	27,190,000	29,286,349
REGS,7.25%, 02/28/2028(a)	26,700,000	27,881,395
REGS,8.25%, 02/28/2048(a)	31,400,000	32,777,204
		89,944,948

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
Lebanon-2.19%
Lebanon Government International Bond
6.40%, 05/26/2023	$30,900,000	$ 25,726,722
REGS,6.65%, 04/22/2024(a)	32,324,000	26,424,870
REGS,6.75%, 11/29/2027(a)	32,930,000	25,442,574
		77,594,166
Mexico-2.59%
Mexico Government International Bond
4.60%, 01/23/2046	30,229,750	30,547,465
5.75%, 10/12/2110	28,177,000	30,698,841
Series A,6.05%, 01/11/2040	25,355,000	30,457,947
		91,704,253
Mongolia-2.31%
Mongolia Government International Bond
REGS,5.13%, 12/05/2022(a)	27,704,000	27,989,410
REGS,5.63%, 05/01/2023(a)	27,320,000	27,907,080
REGS,8.75%, 03/09/2024(a)	22,800,000	25,883,040
		81,779,530
Nigeria-2.50%
Nigeria Government International Bond
REGS,7.70%, 02/23/2038(a)	28,640,000	29,631,001
REGS,7.63%, 11/28/2047(a)	28,745,000	29,004,855
REGS,9.25%, 01/21/2049(a)	26,080,000	29,882,334
		88,518,190
Oman-2.54%
Oman Government International Bond
REGS,5.63%, 01/17/2028(a)	29,582,000	29,320,199
REGS,6.50%, 03/08/2047(a)	31,825,000	29,516,065
REGS,6.75%, 01/17/2048(a)	32,681,000	30,863,479
		89,699,743
Pakistan-2.47%
Pakistan Government International Bond
REGS,8.25%, 04/15/2024(a)	26,006,000	29,159,228
REGS,8.25%, 09/30/2025(a)	25,414,000	28,527,215
REGS,6.88%, 12/05/2027(a)	28,624,000	29,840,520
		87,526,963
Panama-2.47%
Panama Government International Bond
7.13%, 01/29/2026	23,978,500	29,973,365
8.88%, 09/30/2027	19,693,500	27,905,689
3.88%, 03/17/2028	27,397,000	29,332,187
		87,211,241
Paraguay-2.52%
Paraguay Government International Bond
REGS,5.00%, 04/15/2026(a)	26,601,000	29,194,864
REGS,6.10%, 08/11/2044(a)	25,655,000	31,074,875
REGS,5.60%, 03/13/2048(a)	25,290,000	29,020,528
		89,290,267
Peru-2.69%
Peruvian Government International Bond
4.13%, 08/25/2027	30,363,000	33,824,382
8.75%, 11/21/2033	18,306,500	29,931,127
5.63%, 11/18/2050(b)	22,749,000	31,564,465
		95,319,974
Philippines-2.48%
Philippine Government International Bond
7.75%, 01/14/2031	19,200,000	28,428,455
	Principal Amount	Value
Philippines-(continued)
6.38%, 01/15/2032	$21,335,000	$ 28,944,176
6.38%, 10/23/2034	21,658,000	30,391,784
		87,764,415
Poland-2.46%
Republic of Poland Government International Bond
3.00%, 03/17/2023	27,939,000	28,700,338
4.00%, 01/22/2024	26,963,000	28,998,895
3.25%, 04/06/2026	27,832,000	29,327,107
		87,026,340
Qatar-2.59%
Qatar Government International Bond
REGS,6.40%, 01/20/2040(a)	22,073,000	31,122,819
REGS,5.75%, 01/20/2042(a)	22,424,000	29,699,153
REGS,5.10%, 04/23/2048(a)	25,700,000	30,957,706
		91,779,678
Romania-2.54%
Romanian Government International Bond
REGS,4.88%, 01/22/2024(a)	26,751,000	28,901,914
REGS,6.13%, 01/22/2044(a)	23,752,000	30,218,244
REGS,5.13%, 06/15/2048(a)	27,570,000	30,706,088
		89,826,246
Russia-2.69%
Russian Foreign Bond
REGS,5.63%, 04/04/2042(a)	25,600,000	30,331,187
REGS,5.88%, 09/16/2043(a)	24,400,000	29,932,993
Russian Foreign Bond - Eurobond, REGS 5.25%, 06/23/2047(a)	31,000,000	34,832,840
		95,097,020
Saudi Arabia-2.61%
Saudi Government International Bond
REGS,4.50%, 10/26/2046(a)	28,857,000	30,597,077
REGS,4.63%, 10/04/2047(a)	28,495,000	30,614,658
REGS,5.00%, 04/17/2049(a)	27,243,000	30,980,903
		92,192,638
Slovenia-1.20%
Slovenia Government International Bond, REGS 5.25%, 02/18/2024(a)	37,629,000	42,297,367
South Africa-2.46%
Republic of South Africa Government International Bond
6.25%, 03/08/2041	25,685,000	28,072,523
5.38%, 07/24/2044	30,186,000	29,623,937
6.30%, 06/22/2048	27,249,000	29,296,081
		86,992,541
Sri Lanka-2.52%
Sri Lanka Government International Bond
REGS,6.13%, 06/03/2025(a)	27,841,000	27,381,288
REGS,6.83%, 07/18/2026(a)	28,855,000	29,324,884
REGS,7.85%, 03/14/2029(a)	31,250,000	32,537,263
		89,243,435

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
Trinidad-2.40%
Trinidad & Tobago Government International Bond
REGS,4.38%, 01/16/2024(a)	$40,840,000	$ 41,861,000
REGS,4.50%, 08/04/2026(a)	42,631,000	42,950,733
		84,811,733
Turkey-2.38%
Turkey Government International Bond
8.00%, 02/14/2034	25,416,000	27,500,824
6.88%, 03/17/2036	29,494,000	28,970,334
7.25%, 03/05/2038	27,207,000	27,719,634
		84,190,792
Ukraine-2.69%
Ukraine Government International Bond
REGS,7.75%, 09/01/2025(a)	29,835,000	31,624,205
REGS,7.75%, 09/01/2026(a)	29,523,000	31,254,819
REGS,7.75%, 09/01/2027(a)	30,363,000	32,144,853
		95,023,877
United Arab Emirates-2.52%
Abu Dhabi Government International Bond
REGS,3.13%, 10/11/2027(a)	28,620,000	29,738,040
REGS,4.13%, 10/11/2047(a)	27,870,000	30,980,571
Emirate of Dubai Government International Bonds, REGS 5.25%, 01/30/2043(a)	25,571,000	28,306,969
		89,025,580
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,365,905,881)		3,490,630,712
	Shares	Value
Money Market Funds-0.55%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $19,434,281)	19,434,281	$ 19,434,281
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.23% (Cost $3,385,340,162)		3,510,064,993
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)(d)	658,107	658,107
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)(d)	219,281	219,369
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $877,476)		877,476
TOTAL INVESTMENTS IN SECURITIES-99.25% (Cost $3,386,217,638)		3,510,942,469
OTHER ASSETS LESS LIABILITIES-0.75%		26,505,397
NET ASSETS-100.00%		$3,537,447,866

Investment Abbreviations:
REGS-Regulation S

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $2,399,917,195, which represented 67.84% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Global Short Term High Yield Bond ETF (PGHY)
July 31, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.59%
Argentina-1.72%
Argentine Republic Government International Bond
6.88%, 04/22/2021	$500,000	$ 450,375
5.63%, 01/26/2022	600,000	517,800
Banco Hipotecario S.A., REGS, 9.75%, 11/30/2020(a)	500,000	501,500
Cia General de Combustibles S.A., REGS, 9.50%, 11/07/2021(a)	525,000	521,593
Genneia S.A., REGS, 8.75%, 01/20/2022(a)	500,000	468,125
Provincia de Cordoba, REGS, 7.13%, 06/10/2021(a)	500,000	446,755
Telecom Argentina S.A., REGS, 6.50%, 06/15/2021(a)	526,000	526,000
YPF S.A., REGS, 8.50%, 03/23/2021(a)	500,000	513,750
		3,945,898
Armenia-0.27%
Republic of Armenia International Bond, REGS, 6.00%, 09/30/2020(a)	600,000	618,726
Australia-0.67%
Barminco Finance Pty Ltd., REGS, 6.63%, 05/15/2022(a)	200,000	205,375
Emeco Pty Ltd., Series B, 9.25%, 03/31/2022	669	709
FMG Resources August 2006 Pty Ltd., REGS, 4.75%, 05/15/2022(a)	200,000	204,854
Virgin Australia Holdings Ltd.
REGS, 8.50%, 11/15/2019(a)	500,000	506,875
REGS, 7.88%, 10/15/2021(a)	600,000	618,750
		1,536,563
Bahrain-0.97%
Bahrain Government International Bond
REGS, 5.50%, 03/31/2020(a)	500,000	506,677
REGS, 5.88%, 01/26/2021(a)	500,000	517,025
Batelco International Finance No. 1 Ltd., REGS, 4.25%, 05/01/2020(a)	600,000	601,189
BBK BSC, REGS, 3.50%, 03/24/2020(a)	600,000	597,048
		2,221,939
Bermuda-0.22%
Teekay Corp., 8.50%, 01/15/2020	500,000	511,250
Brazil-5.68%
B3 S.A. - Brasil Bolsa Balcao, REGS, 5.50%, 07/16/2020(a)	600,000	618,006
Banco Bradesco S.A.
REGS, 6.75%, 09/29/2019(a)	700,000	703,892
REGS, 5.90%, 01/16/2021(a)	600,000	624,165
Banco BTG Pactual S.A., REGS, 4.00%, 01/16/2020(a)	700,000	703,857
Banco do Brasil S.A.
REGS, 6.00%, 01/22/2020(a)	500,000	509,000
REGS, 5.38%, 01/15/2021(a)	600,000	618,756
Banco do Estado do Rio Grande do Sul S.A., REGS, 7.38%, 02/02/2022(a)	500,000	537,500
Banco Nacional de Desenvolvimento Economico e Social, REGS, 5.50%, 07/12/2020(a)	500,000	516,505
Banco Pan S.A., REGS, 8.50%, 04/23/2020(a)	500,000	516,255
Banco Safra S.A., REGS, 6.75%, 01/27/2021(a)	500,000	524,305
Banco Votorantim S.A., REGS, 7.38%, 01/21/2020(a)	475,000	484,298
	Principal Amount	Value
Brazil-(continued)
Brazilian Government International Bond
8.88%, 10/14/2019	$500,000	$ 505,755
4.88%, 01/22/2021	500,000	519,125
Centrais Eletricas Brasileiras S.A., REGS, 5.75%, 10/27/2021(a)	500,000	524,825
CSN Islands XI Corp., REGS, 6.88%, 09/21/2019(a)	475,000	477,423
CSN Resources S.A., REGS, 6.50%, 07/21/2020(a)	500,000	514,000
Eldorado Intl. Finance GmbH, REGS, 8.63%, 06/16/2021(a)	500,000	523,437
Globo Comunicacao e Participacoes S.A., REGS, 4.88%, 04/11/2022(a)	100,000	103,814
Itau Unibanco Holding S.A.
REGS, 6.20%, 04/15/2020(a)	600,000	611,916
REGS, 5.75%, 01/22/2021(a)	500,000	518,750
REGS, 6.20%, 12/21/2021(a)	500,000	529,937
REGS, 5.65%, 03/19/2022(a)	200,000	210,286
Petrobras Global Finance B.V.
5.38%, 01/27/2021(b)	500,000	520,000
8.38%, 05/23/2021(b)	500,000	551,875
6.13%, 01/17/2022	500,000	539,545
		13,007,227
Canada-1.78%
1011778 B.C. ULC/New Red Finance, Inc., REGS, 4.63%, 01/15/2022(a)	500,000	501,750
Air Canada, REGS, 7.75%, 04/15/2021(a)	500,000	538,560
Athabasca Oil Corp., REGS, 9.88%, 02/24/2022(a)	500,000	481,250
Baytex Energy Corp., REGS, 5.13%, 06/01/2021(a)	550,000	552,062
Bombardier, Inc.
REGS, 8.75%, 12/01/2021(a)	500,000	546,875
REGS, 5.75%, 03/15/2022(a)	215,000	220,644
Brookfield Residential Properties, Inc., REGS, 6.50%, 12/15/2020(a)	460,000	460,575
GFL Environmental, Inc., REGS, 5.63%, 05/01/2022(a)	200,000	202,500
NCSG Crane & Heavy Haul Services Inc., REGS, 9.50%, 08/15/2019(a)(c)	485,000	55,775
Tervita Escrow Corp., REGS, 7.63%, 12/01/2021(a)	500,000	512,500
		4,072,491
Cayman Islands-0.22%
CFLD Cayman Investment Ltd., REGS, 6.50%, 12/21/2020(a)	500,000	503,127
Chile-0.27%
LATAM Airlines Group S.A., REGS, 7.25%, 06/09/2020(a)	600,000	620,256
China-8.71%
CFLD Cayman Investment Ltd., REGS, 9.00%, 07/31/2021(a)	500,000	522,121
Changde Urban Construction Investment Group Co., Ltd., REGS, 3.70%, 12/15/2019(a)	500,000	498,500
China South City Holdings Ltd.
REGS, 5.75%, 03/09/2020(a)	600,000	581,100
REGS, 6.75%, 09/13/2021(a)	600,000	527,403
Dr.Peng Holding HongKong Ltd., REGS, 5.05%, 06/01/2020(a)	500,000	344,500
Easy Tactic Ltd.
REGS, 8.75%, 01/10/2021(a)	500,000	520,662
REGS, 7.00%, 04/25/2021(a)	500,000	508,037
REGS, 5.75%, 01/13/2022(a)	500,000	493,137

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
China-(continued)
Fortune Star (BVI) Ltd., REGS, 5.38%, 12/05/2020(a)	$400,000	$ 404,003
Full Dragon (Hong Kong) International Development Ltd., REGS, 5.60%, 02/14/2021(a)	500,000	498,750
Gemdale Ever Prosperity Investment Ltd., REGS, 6.00%, 09/06/2021(a)	200,000	203,001
Gemstones International Ltd., REGS, 8.50%, 08/15/2020(a)	600,000	591,058
Greenland Global Investment Ltd.
REGS, 3.50%, 09/06/2019(a)	600,000	597,750
REGS, 4.85%, 08/17/2020(a)	700,000	697,200
REGS, 5.25%, 02/12/2021(a)	500,000	501,890
Huachen Energy Co., Ltd., REGS, 6.63%, 05/18/2020(a)(c)	400,000	248,200
Huai An Traffic Holding Co., Ltd., REGS, 4.95%, 10/25/2019(a)	500,000	499,813
Huayi Finance I Ltd., REGS, 4.00%, 12/02/2019(a)	600,000	594,060
Jiangsu Nantong Sanjian International Co., Ltd., REGS, 7.80%, 10/26/2020(a)	500,000	360,885
Jiuding Group Finance Co., Ltd., REGS, 6.50%, 07/25/2020(a)	500,000	441,097
New Metro Global Ltd.
REGS, 6.50%, 04/23/2021(a)	500,000	474,993
REGS, 7.13%, 05/23/2021(a)	500,000	476,250
Oceanwide Holdings International 2017 Co., Ltd., REGS, 7.75%, 07/27/2020(a)	700,000	619,479
Oriental Capital Co. Ltd., REGS, 5.15%, 11/22/2019(a)	250,000	242,884
Prime Bloom Holdings Ltd., REGS, 7.50%, 12/19/2019(a)	600,000	533,100
Qinghai Provincal Investment Group Co., Ltd., REGS, 7.25%, 02/22/2020(a)	800,000	633,200
QingHai Provincal Investment Group Co., Ltd., REGS, 6.40%, 07/10/2021(a)	500,000	352,719
Rock International Investment Inc., REGS, 6.63%, 03/27/2020(a)	600,000	417,062
Scenery Journey Ltd.
REGS, 11.00%, 11/06/2020(a)	600,000	621,756
REGS, 9.00%, 03/06/2021(a)	200,000	199,549
Shandong Energy Australia Pty. Ltd., REGS, 4.55%, 07/26/2020(a)	400,000	400,000
Shangrao City Construction Investment Development Group Co., Ltd., REGS, 5.70%, 12/28/2020(a)	200,000	198,200
Shanxi Roda&Bridge Construction Group Co., Ltd., REGS, 4.85%, 11/04/2019(a)	500,000	495,750
Tahoe Group Global (Co.,) Ltd., REGS, 7.88%, 01/17/2021(a)	900,000	755,023
Top Wise Excellence Enterprise Co., Ltd., REGS, 6.00%, 03/16/2020(a)(c)	400,000	73,000
Tunghsu Venus Holdings Ltd., REGS, 7.00%, 06/12/2020(a)	600,000	393,004
West China Cement Ltd., REGS, 6.50%, 09/11/2019(a)	400,000	400,014
Xin Jiang Guang Hui Industry Investment Group Co. Ltd., REGS, 7.88%, 03/30/2020(a)	600,000	561,600
Xinhu BVI Holding Co. Ltd., REGS, 6.00%, 03/01/2020(a)	500,000	480,750
Yango Justice International Ltd.
REGS, 7.50%, 11/16/2020(a)	600,000	588,000
REGS, 9.50%, 04/03/2021(a)	200,000	198,467
Series 2019-4, Class A1, REGS, 9.50%, 09/23/2019(a)	500,000	500,802
	Principal Amount	Value
China-(continued)
Yihua Overseas Investment Ltd., REGS, 8.50%, 10/23/2020(a)	$500,000	$ 301,250
Zhongrong International Resources Co. Ltd., REGS, 7.25%, 10/26/2020(a)	600,000	399,004
		19,949,023
Colombia-0.52%
Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd., REGS, 8.38%, 05/10/2020(a)	600,000	576,180
Bancolombia S.A., 6.13%, 07/26/2020	600,000	619,506
		1,195,686
Costa Rica-0.69%
Banco Nacional de Costa Rica, REGS, 5.88%, 04/25/2021(a)	500,000	513,625
Costa Rica Government International Bond, REGS, 10.00%, 08/01/2020(a)	500,000	530,630
Instituto Costarricense de Electricidad, REGS, 6.95%, 11/10/2021(a)	500,000	526,250
		1,570,505
Croatia-0.68%
Croatia Government International Bond
REGS, 6.75%, 11/05/2019(a)	500,000	505,454
REGS, 6.63%, 07/14/2020(a)	500,000	519,162
REGS, 6.38%, 03/24/2021(a)	500,000	529,969
		1,554,585
Cyprus-0.08%
4finance S.A., REGS, 10.75%, 05/01/2022(a)	200,000	179,636
Ecuador-0.37%
Ecuador Government International Bond
REGS, 10.50%, 03/24/2020(a)	600,000	622,506
REGS, 10.75%, 03/28/2022(a)	200,000	222,002
		844,508
Egypt-0.45%
Egypt Government International Bond
REGS, 5.75%, 04/29/2020(a)	500,000	508,720
REGS, 6.13%, 01/31/2022(a)	500,000	523,625
		1,032,345
El Salvador-0.44%
Agricola Senior Trust, REGS, 6.75%, 06/18/2020(a)	500,000	510,630
El Salvador Government International Bond, REGS, 7.38%, 12/01/2019(a)	500,000	506,255
		1,016,885
Georgia-0.46%
Georgia Government International Bond, REGS, 6.88%, 04/12/2021(a)	500,000	528,698
Georgian Oil and Gas Corp. JSC, REGS, 6.75%, 04/26/2021(a)	500,000	523,590
		1,052,288
Ghana-0.09%
Tullow Oil PLC, REGS, 6.25%, 04/15/2022(a)	200,000	201,888
Greece-0.30%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., REGS, 7.38%, 01/15/2022(a)	1,000,000	680,000
Honduras-0.23%
Honduras Government International Bond, REGS, 8.75%, 12/16/2020(a)	500,000	534,380

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
India-2.61%
ABJA Investment Co Pte Ltd., REGS, 4.85%, 01/31/2020(a)	$600,000	$ 603,265
Delhi International Airport Ltd., REGS, 6.13%, 02/03/2022(a)	500,000	524,835
IDBI Bank Ltd./GIFT-IFC
REGS, 5.00%, 09/25/2019(a)	500,000	501,095
REGS, 4.13%, 04/23/2020(a)	600,000	602,575
REGS, 4.25%, 11/30/2020(a)	500,000	504,435
JSW Steel Ltd.
REGS, 4.75%, 11/12/2019(a)	500,000	500,380
REGS, 5.25%, 04/13/2022(a)	200,000	205,010
Jubilant Pharma Ltd., REGS, 4.88%, 10/06/2021(a)	500,000	504,755
Lodha Developers International Ltd., REGS, 12.00%, 03/13/2020(a)	500,000	365,000
Reliance Communications Ltd., REGS, 6.50%, 11/06/2020(a)(c)	400,000	58,000
Syndicate Bank, REGS, 3.88%, 12/04/2019(a)	500,000	500,985
Tata Motors Ltd., REGS, 4.63%, 04/30/2020(a)	500,000	503,000
Union Bank of India, REGS, 4.50%, 10/28/2019(a)	600,000	601,842
		5,975,177
Indonesia-1.02%
Alam Synergy Pte. Ltd., REGS, 6.63%, 04/24/2022(a)	200,000	193,606
Global Prime Capital Pte. Ltd., REGS, 7.25%, 04/26/2021(a)	500,000	518,375
Indika Energy Capital II Pte. Ltd., REGS, 6.88%, 04/10/2022(a)	200,000	208,306
PT Bukit Makmur Mandiri Utama, REGS, 7.75%, 02/13/2022(a)	500,000	510,767
PT Japfa Comfeed Indonesia Tbk, REGS, 5.50%, 03/31/2022(a)	200,000	202,709
TBG Global Pte. Ltd., REGS, 5.25%, 02/10/2022(a)	500,000	508,434
Theta Capital Pte Ltd., REGS, 7.00%, 04/11/2022(a)	200,000	197,547
		2,339,744
Ireland-0.32%
Koks OAO Via Koks Finance DAC, REGS, 7.50%, 05/04/2022(a)	200,000	209,494
Mobile Telesystems OJSC Via MTS International Funding Ltd., REGS, 8.63%, 06/22/2020(a)	500,000	527,105
		736,599
Israel-0.99%
Teva Pharmaceutical Finance Co. B.V., Series 2, 3.65%, 11/10/2021	550,000	524,563
Teva Pharmaceutical Finance IV, B.V., 3.65%, 11/10/2021	550,000	525,937
Teva Pharmaceutical Finance IV, LLC, 2.25%, 03/18/2020	600,000	595,500
Teva Pharmaceutical Finance Netherlands III B.V., 2.20%, 07/21/2021	650,000	612,430
		2,258,430
Jersey-0.08%
Aston Martin Capital Holdings Ltd., REGS, 6.50%, 04/15/2022(a)	200,000	186,040
Jordan-0.22%
Hikma Pharmaceuticals PLC, REGS, 4.25%, 04/10/2020(a)	500,000	502,695
	Principal Amount	Value
Kazakhstan-0.32%
Halyk Savings Bank of Kazakhstan JSC, REGS, 7.25%, 01/28/2021(a)	$500,000	$ 526,122
KazMunayGas National Co JSC, REGS, 3.88%, 04/19/2022(a)	200,000	205,291
		731,413
Kuwait-0.35%
Kuwait Energy PLC, REGS, 9.50%, 08/04/2019(a)	800,000	799,136
Lebanon-1.09%
Lebanon Government International Bond
6.38%, 03/09/2020	400,000	391,840
6.15%, 06/19/2020	500,000	479,612
6.25%, 05/27/2022	200,000	171,962
REGS, 5.45%, 11/28/2019(a)	500,000	496,356
REGS, 5.80%, 04/14/2020(a)	500,000	483,150
REGS, 8.25%, 04/12/2021(a)	500,000	468,928
		2,491,848
Luxembourg-0.09%
Altice Luxembourg S.A., REGS, 7.75%, 05/15/2022(a)	200,000	204,750
Macau-0.55%
Studio City Co. Ltd.
REGS, 5.88%, 11/30/2019(a)	800,000	805,616
REGS, 7.25%, 11/30/2021(a)	450,000	464,108
		1,269,724
Mauritius Island-0.26%
Neerg Energy Ltd., REGS, 6.00%, 02/13/2022(a)	600,000	596,400
Mexico-0.46%
BBVA Bancomer S.A., REGS, 7.25%, 04/22/2020(a)	500,000	514,735
Grupo Idesa S.A. de C.V., REGS, 7.88%, 12/18/2020(a)	700,000	528,507
		1,043,242
Mongolia-0.51%
Mongolia Government International Bond, REGS, 10.88%, 04/06/2021(a)	500,000	555,000
Trade and Development Bank of Mongolia LLC, REGS, 9.38%, 05/19/2020(a)	600,000	621,912
		1,176,912
Namibia-0.27%
Namibia International Bonds, REGS, 5.50%, 11/03/2021(a)	600,000	626,396
Netherlands-0.22%
Samvardhana Motherson Automotive Systems Group B.V., REGS, 4.88%, 12/16/2021(a)	500,000	504,621
New Zealand-0.04%
Trilogy International Partners LLC/Trilogy International Finance, Inc., REGS, 8.88%, 05/01/2022(a)	100,000	96,500
Nigeria-0.55%
Access Bank PLC, REGS, 10.50%, 10/19/2021(a)	200,000	224,818
IHS Netherlands Holdco B.V., REGS, 9.50%, 10/27/2021(a)	500,000	518,678
Nigeria Government International Bond, REGS, 6.75%, 01/28/2021(a)	500,000	520,971
		1,264,467

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
Oman-0.31%
Oman Government International Bond
REGS, 3.63%, 06/15/2021(a)	$500,000	$ 498,687
REGS, 3.88%, 03/08/2022(a)	200,000	199,576
		698,263
Pakistan-0.27%
Third Pakistan International Sukuk Co. Ltd. (The), REGS, 5.50%, 10/13/2021(a)	617,000	628,640
Peru-0.27%
Volcan Cia Minera SAA, REGS, 5.38%, 02/02/2022(a)	600,000	625,500
Russia-4.29%
Alfa Bank AO Via Alfa Bond Issuance PLC
REGS, 7.50%, 09/26/2019(a)	600,000	604,295
REGS, 7.75%, 04/28/2021(a)	500,000	538,180
Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC
REGS, 4.50%, 11/11/2019(a)	700,000	702,387
REGS, 10.00%, 12/17/2019(a)(c)(d)	800,000	0
Borets Finance DAC, REGS, 6.50%, 04/07/2022(a)	200,000	203,540
Credit Bank of Moscow Via CBOM Finance PLC, REGS, 5.88%, 11/07/2021(a)	500,000	509,399
Credit Europe Bank Ltd Via CEB Capital S.A., REGS, 8.50%, 11/15/2019(a)	200,000	199,416
Evraz PLC
REGS, 8.25%, 01/28/2021(a)	500,000	538,150
REGS, 6.75%, 01/31/2022(a)	500,000	536,320
Gazprombank OJSC Via GPB Eurobond Finance PLC, REGS, 4.96%, 09/05/2019(a)	600,000	601,328
GTLK Europe DAC, REGS, 5.95%, 07/19/2021(a)	600,000	624,791
Metalloinvest Finance DAC, REGS, 5.63%, 04/17/2020(a)	600,000	611,995
O1 Properties Finance PLC, REGS, 8.25%, 09/27/2021(a)	500,000	365,500
Polyus Finance PLC, REGS, 5.63%, 04/29/2020(a)	500,000	510,256
Promsvyazbank OJSC Via PSB Finance S.A., REGS, 10.20%, 11/06/2019(a)(c)(e)	200,000	31,000
Rusal Capital DAC, REGS, 5.13%, 02/02/2022(a)	500,000	508,845
Sberbank of Russia Via SB Capital S.A.
REGS, 6.13%, 02/07/2022(a)	500,000	536,354
Series 7, REGS, 5.72%, 06/16/2021(a)	500,000	525,155
TMK OAO Via TMK Capital S.A., REGS, 6.75%, 04/03/2020(a)	600,000	613,183
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, REGS, 7.75%, 02/02/2021(a)	500,000	536,825
VTB Capital S.A., 6.55%, 10/13/2020	500,000	521,854
		9,818,773
Senegal-0.29%
Senegal Government International Bond, REGS, 8.75%, 05/13/2021(a)	600,000	655,407
Serbia-0.51%
Serbia International Bond
REGS, 4.88%, 02/25/2020(a)	500,000	506,013
REGS, 7.25%, 09/28/2021(a)	600,000	656,775
		1,162,788
	Principal Amount	Value
Singapore-0.45%
Avation Capital S.A., REGS, 6.50%, 05/15/2021(a)	$500,000	$ 516,250
Yanlord Land (HK) Co., Ltd., REGS, 5.88%, 01/23/2022(a)	500,000	510,765
		1,027,015
South Africa-1.78%
AngloGold Ashanti Holdings PLC, 5.38%, 04/15/2020	600,000	610,057
Eskom Holdings SOC Ltd., REGS, 5.75%, 01/26/2021(a)	500,000	502,424
FirstRand Bank Ltd., REGS, 4.25%, 04/30/2020(a)	500,000	504,542
Gold Fields Orogen Holding (BVI) Ltd., REGS, 4.88%, 10/07/2020(a)	600,000	611,280
MTN Mauritius Investments Ltd., REGS, 5.37%, 02/13/2022(a)	500,000	518,300
Republic of South Africa Government International Bond
5.50%, 03/09/2020	600,000	608,254
5.88%, 05/30/2022	200,000	213,123
ZAR Sovereign Capital Fund Pty. Ltd., REGS, 3.90%, 06/24/2020(a)	500,000	502,680
		4,070,660
Spain-0.30%
Ajecorp B.V., REGS, 6.50%, 05/14/2022(a)	200,000	191,480
Codere Finance 2 (Luxembourg) S.A., REGS, 7.63%, 11/01/2021(a)	500,000	499,355
		690,835
Sri Lanka-0.93%
National Savings Bank, REGS, 5.15%, 09/10/2019(a)	600,000	600,750
Sri Lanka Government International Bond
REGS, 6.25%, 10/04/2020(a)	500,000	508,250
REGS, 6.25%, 07/27/2021(a)	500,000	509,481
REGS, 5.75%, 01/18/2022(a)	500,000	505,113
		2,123,594
Supranational-0.09%
Eastern & Southern African Trade & Development Bank, REGS, 5.38%, 03/14/2022(a)	200,000	207,977
Sweden-0.09%
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/2022	200,000	206,550
Trinidad-0.26%
Trinidad Petroleum Holdings Ltd., REGS, 9.75%, 08/14/2019(a)	600,000	600,600
Turkey-7.70%
Akbank T.A.S., REGS, 4.00%, 01/24/2020(a)	500,000	499,543
Export Credit Bank of Turkey
REGS, 5.38%, 02/08/2021(a)	700,000	694,721
REGS, 5.00%, 09/23/2021(a)	500,000	490,226
Global Liman Isletmeleri A.S., REGS, 8.13%, 11/14/2021(a)	500,000	493,570
Hazine Mustesarligi Varlik Kiralama A.S.
REGS, 4.25%, 06/08/2021	500,000	496,179
REGS, 5.80%, 02/21/2022(a)	500,000	505,482
Koc Holding A.S., REGS, 3.50%, 04/24/2020(a)	600,000	598,019
KT Kira Sertifikalari Varlik Kiralama A.S., REGS, 5.14%, 11/02/2021(a)	500,000	508,295
Mersin Uluslararasi Liman Isletmeciligi A.S., REGS, 5.88%, 08/12/2020(a)	500,000	502,727

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
Turkey-(continued)
QNB Finansbank AS, REGS, 4.88%, 05/19/2022(a)	$200,000	$ 196,492
T.C. Ziraat Bankasi A.S., REGS, 4.75%, 04/29/2021(a)	500,000	487,348
TC Ziraat Bankasi A.S., REGS, 5.13%, 05/03/2022(a)	200,000	190,023
Turkey Government International Bond
7.50%, 11/07/2019	500,000	505,412
7.00%, 06/05/2020	500,000	512,798
5.63%, 03/30/2021	500,000	509,612
5.13%, 03/25/2022	200,000	200,301
Turkiye Garanti Bankasi A.S.
REGS, 4.75%, 10/17/2019(a)	600,000	600,296
REGS, 6.25%, 04/20/2021(a)	500,000	510,365
Turkiye Halk Bankasi A.S.
REGS, 3.88%, 02/05/2020(a)	700,000	688,536
REGS, 4.75%, 02/11/2021(a)	700,000	655,235
REGS, 5.00%, 07/13/2021(a)	600,000	558,150
Turkiye Is Bankasi A.S.
REGS, 5.00%, 04/30/2020(a)	600,000	601,169
REGS, 5.00%, 06/25/2021(a)	500,000	490,478
REGS, 5.38%, 10/06/2021(a)	600,000	590,250
REGS, 5.50%, 04/21/2022(a)	200,000	195,269
Turkiye Sinai Kalkinma Bankasi A.S.
REGS, 5.38%, 10/30/2019(a)	800,000	801,837
REGS, 4.88%, 05/18/2021(a)	500,000	485,662
Series 1, REGS, 5.13%, 04/22/2020(a)	600,000	599,913
Turkiye Sise ve Cam Fabrikalari A.S., REGS, 4.25%, 05/09/2020(a)	600,000	602,478
Turkiye Vakiflar Bankasi T.A.O.
REGS, 5.50%, 10/27/2021(a)	500,000	488,632
REGS, 5.63%, 05/30/2022(a)	200,000	191,190
Yapi ve Kredi Bankasi A.S.
REGS, 5.13%, 10/22/2019(a)	600,000	601,282
REGS, 4.00%, 01/22/2020(a)	600,000	599,981
REGS, 5.75%, 02/24/2022(a)	500,000	492,130
Yasar Holding A.S., REGS, 8.88%, 05/06/2020(a)	600,000	500,574
		17,644,175
Ukraine-0.97%
Kernel Holding S.A., REGS, 8.75%, 01/31/2022(a)	500,000	533,110
Ukraine Government International Bond
REGS, 7.75%, 09/01/2019(a)	500,000	501,570
REGS, 7.75%, 09/01/2020(a)	600,000	619,854
REGS, 7.75%, 09/01/2021(a)	550,000	576,889
		2,231,423
United Arab Emirates-0.72%
Alpha Star Holding III Ltd., REGS, 6.25%, 04/20/2022(a)	200,000	195,371
DAE Funding LLC
REGS, 4.00%, 08/01/2020(a)	550,000	555,500
REGS, 5.25%, 11/15/2021(a)	500,000	523,750
EA Partners I B.V., REGS, 6.88%, 09/28/2020(a)(c)	650,000	276,250
EA Partners II B.V., REGS, 6.75%, 06/01/2021(a)(c)(e)	200,000	95,000
		1,645,871
United Kingdom-0.84%
Fiat Chrysler Automobiles N.V., 4.50%, 04/15/2020	500,000	506,875
Inmarsat Finance PLC, REGS, 4.88%, 05/15/2022(a)	200,000	202,604
	Principal Amount	Value
United Kingdom-(continued)
Jaguar Land Rover Automotive PLC
REGS, 4.25%, 11/15/2019(a)	$700,000	$ 699,563
REGS, 3.50%, 03/15/2020(a)	510,000	508,725
		1,917,767
United States-41.21%
ADT Security Corp. (The)
5.25%, 03/15/2020	407,000	412,088
6.25%, 10/15/2021	419,000	447,295
AES Corp. (The), 4.00%, 03/15/2021	425,000	432,438
AK Steel Corp., 7.63%, 10/01/2021	450,000	449,438
Allegheny Technologies, Inc., 5.95%, 01/15/2021	400,000	411,500
Ally Financial, Inc.
3.75%, 11/18/2019	500,000	501,812
8.00%, 03/15/2020	500,000	516,875
4.13%, 03/30/2020	500,000	505,000
7.50%, 09/15/2020	500,000	525,000
4.25%, 04/15/2021	600,000	611,712
4.13%, 02/13/2022	500,000	516,100
4.63%, 05/19/2022	200,000	207,696
American Airlines Group, Inc.
REGS, 5.50%, 10/01/2019(a)	400,000	403,320
REGS, 4.63%, 03/01/2020(a)	400,000	404,000
Anixter, Inc., 5.13%, 10/01/2021	451,000	471,295
Antero Resources Corp., 5.38%, 11/01/2021	400,000	395,372
APX Group, Inc., 8.75%, 12/01/2020(b)	368,000	351,440
Arconic, Inc.
6.15%, 08/15/2020	413,000	426,476
5.40%, 04/15/2021	476,000	493,443
5.87%, 02/23/2022	400,000	428,038
Artesyn Embedded Technologies, Inc., REGS, 9.75%, 10/15/2020(a)	400,000	406,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp., REGS, 10.00%, 04/01/2022(a)	200,000	198,500
B&G Foods, Inc., 4.63%, 06/01/2021	400,000	402,000
Ball Corp.
4.38%, 12/15/2020	487,000	497,349
5.00%, 03/15/2022	200,000	209,960
Bausch Health Cos., Inc., REGS, 6.50%, 03/15/2022(a)	200,000	207,600
Berry Global, Inc., 5.50%, 05/15/2022	200,000	203,000
Cablevision Systems Corp., 8.00%, 04/15/2020	507,000	524,111
Calpine Corp., REGS, 6.00%, 01/15/2022(a)	149,000	150,676
Calumet Specialty Products Partners L.P./Calumet Finance Corp.
6.50%, 04/15/2021(b)	550,000	548,625
7.63%, 01/15/2022(b)	400,000	386,000
Carpenter Technology Corp., 5.20%, 07/15/2021(b)	200,000	204,649
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 03/15/2021	500,000	503,012
CEC Entertainment, Inc., 8.00%, 02/15/2022(b)	500,000	476,250
Centene Corp.
5.63%, 02/15/2021	400,000	406,192
4.75%, 05/15/2022	200,000	203,112
Century Aluminum Co., REGS, 7.50%, 06/01/2021(a)	500,000	496,250
CenturyLink, Inc.
Series Q, 6.15%, 09/15/2019	462,000	464,407
Series S, 6.45%, 06/15/2021	400,000	420,520

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
United States-(continued)
Series T, 5.80%, 03/15/2022	$200,000	$ 209,000
Series V, 5.63%, 04/01/2020	500,000	508,434
Cenveo Corp., REGS, 6.00%, 08/01/2019(a)(c)(e)	600,000	169,368
CF Industries, Inc., 7.13%, 05/01/2020	483,000	498,094
Chesapeake Energy Corp., 6.63%, 08/15/2020	400,000	402,000
CHS/Community Health Systems, Inc.
5.13%, 08/01/2021	400,000	397,500
6.88%, 02/01/2022(b)	600,000	414,000
CIT Group, Inc., 4.13%, 03/09/2021	500,000	510,050
Clear Channel International B.V., REGS, 8.75%, 12/15/2020(a)	400,000	409,000
CNX Resources Corp., 5.88%, 04/15/2022	200,000	191,570
CommScope, Inc., REGS, 5.00%, 06/15/2021(a)	400,000	401,500
CoreCivic, Inc., 4.13%, 04/01/2020	428,000	426,395
CPG Merger Sub LLC, REGS, 8.00%, 10/01/2021(a)	400,000	402,000
Credit Acceptance Corp., 6.13%, 02/15/2021(b)	400,000	401,750
CSC Holdings, LLC
6.75%, 11/15/2021	450,000	482,625
REGS, 5.13%, 12/15/2021(a)	400,000	401,000
DBP Holding Corp., REGS, 7.75%, 10/15/2020(a)(c)(e)	100,000	2,083
DCP Midstream Operating L.P.
4.95%, 04/01/2022	200,000	208,250
REGS, 5.35%, 03/15/2020(a)	450,000	457,920
REGS, 4.75%, 09/30/2021(a)	400,000	411,380
Dell International LLC/EMC Corp., REGS, 5.88%, 06/15/2021(a)	350,000	356,172
Dell, Inc., 4.63%, 04/01/2021	600,000	618,375
Delta Air Lines, Inc., 3.40%, 04/19/2021	500,000	505,220
Denbury Resources, Inc., REGS, 9.00%, 05/15/2021(a)	500,000	473,750
DISH DBS Corp.
7.88%, 09/01/2019	450,000	452,250
5.13%, 05/01/2020	425,000	430,844
6.75%, 06/01/2021	400,000	417,380
DPL, Inc., 7.25%, 10/15/2021	494,000	531,050
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., REGS, 8.00%, 06/01/2021(a)	300,000	304,088
Edgewell Personal Care Co., 4.70%, 05/19/2021	375,000	382,106
EMC Corp., 2.65%, 06/01/2020	501,000	498,318
Energen Corp., 4.63%, 09/01/2021	425,000	437,181
Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/2021	350,000	362,250
Equinix, Inc., 5.38%, 01/01/2022	400,000	409,808
Ferrellgas L.P./Ferrellgas Finance Corp.
6.50%, 05/01/2021(b)	500,000	442,500
6.75%, 01/15/2022(b)	500,000	437,500
First Quality Finance Co., Inc., REGS, 4.63%, 05/15/2021(a)	500,000	500,625
Forum Energy Technologies, Inc., 6.25%, 10/01/2021	525,000	471,187
Freeport-McMoRan, Inc.
4.00%, 11/14/2021	450,000	460,125
3.55%, 03/01/2022	200,000	201,014
Frontier Communications Corp., 8.75%, 04/15/2022	250,000	152,500
FTS International, Inc., 6.25%, 05/01/2022	200,000	179,000
	Principal Amount	Value
United States-(continued)
GameStop Corp., REGS, 6.75%, 03/15/2021(a)	$425,000	$ 422,875
Genworth Holdings, Inc.
7.70%, 06/15/2020(b)	500,000	510,000
7.20%, 02/15/2021	511,000	525,052
7.63%, 09/24/2021	450,000	468,000
Geo Group, Inc. (The), 5.88%, 01/15/2022	400,000	383,000
Goodman Networks, Inc., 8.00%, 05/11/2022	98,659	51,303
Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/2020	481,000	506,854
Graphic Packaging International LLC, 4.75%, 04/15/2021	375,000	383,906
Griffon Corp., 5.25%, 03/01/2022	200,000	200,000
Guitar Center Escrow Issuer, Inc., REGS, 9.50%, 10/15/2021(a)	800,000	765,000
Guitar Center, Inc., 13.00%, 04/15/2022(a)(f)	432,546	352,525
Harland Clarke Holdings Corp.
REGS, 6.88%, 03/01/2020(a)	265,000	260,363
REGS, 9.25%, 03/01/2021(a)	500,000	481,250
HC2 Holdings, Inc., REGS, 11.50%, 12/01/2021(a)	400,000	350,000
HCA Healthcare, Inc., 6.25%, 02/15/2021	463,000	486,317
HCA, Inc., 7.50%, 02/15/2022	400,000	443,880
Hecla Mining Co., 6.88%, 05/01/2021	500,000	486,875
Hertz Corp. (The)
5.88%, 10/15/2020	500,000	500,300
7.38%, 01/15/2021	500,000	500,550
Hornbeck Offshore Services, Inc.
5.00%, 03/01/2021(b)	700,000	367,500
Second Lien Term Loan, 9.50%, 01/07/2025	589,900	436,526
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	700,000	753,284
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/2022	400,000	405,500
6.25%, 02/01/2022	400,000	412,048
REGS, 6.00%, 08/01/2020	500,000	500,000
International Game Technology PLC, REGS, 6.25%, 02/15/2022(a)	500,000	528,750
INVISTA Finance LLC, REGS, 4.25%, 10/15/2019(a)	600,000	602,400
iStar, Inc.
4.63%, 09/15/2020	420,550	425,807
6.50%, 07/01/2021	304,000	309,320
6.00%, 04/01/2022	200,000	205,500
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., REGS, 6.75%, 11/15/2021(a)	400,000	409,808
KB Home
8.00%, 03/15/2020	425,000	437,750
7.00%, 12/15/2021	400,000	431,500
Kinetic Concepts, Inc./KCI USA, Inc.
REGS, 7.88%, 02/15/2021(a)	438,000	448,192
REGS, 12.50%, 11/01/2021(a)	500,000	547,500
L Brands, Inc.
6.63%, 04/01/2021	477,000	505,620
5.63%, 02/15/2022	400,000	420,972
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., REGS, 5.88%, 08/01/2021(a)	215,000	218,225
Laredo Petroleum, Inc., 5.63%, 01/15/2022(b)	400,000	372,000
Leidos Holdings, Inc., 4.45%, 12/01/2020	498,000	506,406

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
United States-(continued)
Lennar Corp.
4.50%, 11/15/2019	$470,000	$ 471,762
6.63%, 05/01/2020	500,000	513,125
2.95%, 11/29/2020	400,000	401,000
8.38%, 01/15/2021	500,000	538,750
4.75%, 04/01/2021	500,000	512,500
6.25%, 12/15/2021	400,000	423,500
4.13%, 01/15/2022	400,000	410,000
M.D.C. Holdings, Inc., 5.63%, 02/01/2020	567,000	575,505
M/I Homes, Inc., 6.75%, 01/15/2021	400,000	404,500
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, REGS, 4.88%, 04/15/2020(a)	510,000	475,575
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 7.25%, 02/15/2021	400,000	395,040
Mattel, Inc.
4.35%, 10/01/2020	400,000	408,000
2.35%, 08/15/2021	500,000	493,125
Meritage Homes Corp., 7.15%, 04/15/2020	397,000	408,414
MGM Resorts International
5.25%, 03/31/2020	484,000	492,470
6.75%, 10/01/2020	407,000	425,067
6.63%, 12/15/2021	400,000	434,044
7.75%, 03/15/2022	100,000	111,970
Midcontinent Express Pipeline LLC, REGS, 6.70%, 09/15/2019(a)	290,000	292,798
Monitronics International, Inc., 9.13%, 04/01/2020(c)	609,000	15,225
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/2021	350,000	349,867
Navient Corp.
8.00%, 03/25/2020	500,000	516,875
5.00%, 10/26/2020	458,000	468,591
5.88%, 03/25/2021	500,000	520,885
6.63%, 07/26/2021	410,000	435,961
7.25%, 01/25/2022	400,000	436,500
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., REGS, 8.13%, 11/15/2021(a)	650,000	520,000
NCR Corp.
4.63%, 02/15/2021	500,000	501,875
5.88%, 12/15/2021	400,000	404,380
Netflix, Inc.
5.38%, 02/01/2021	500,000	517,515
5.50%, 02/15/2022	400,000	425,380
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/01/2020	580,000	582,827
NuStar Logistics L.P.
4.80%, 09/01/2020	500,000	509,375
6.75%, 02/01/2021	400,000	420,000
4.75%, 02/01/2022	400,000	409,000
Oasis Petroleum, Inc., 6.88%, 03/15/2022	200,000	200,070
Omnimax International, Inc., REGS, 12.00%, 08/15/2020(a)	400,000	403,500
Owens & Minor, Inc., 3.88%, 09/15/2021	400,000	355,000
Penske Automotive Group, Inc., 3.75%, 08/15/2020	445,000	448,338
PetroQuest Energy, Inc., 10.00%, 02/15/2024(f)	21,285	18,624
Prestige Brands, Inc., REGS, 5.38%, 12/15/2021(a)	400,000	403,500
PulteGroup, Inc., 4.25%, 03/01/2021	500,000	510,625
	Principal Amount	Value
United States-(continued)
Pyxus International, Inc.
9.88%, 07/15/2021	$500,000	$ 422,500
REGS, 8.50%, 04/15/2021(a)	500,000	511,875
QEP Resources, Inc., 6.88%, 03/01/2021	450,000	452,250
Qwest Corp., 6.75%, 12/01/2021	400,000	429,618
Range Resources Corp., 5.75%, 06/01/2021	425,000	425,000
Realogy Group LLC/Realogy Co-Issuer Corp., REGS, 5.25%, 12/01/2021(a)	400,000	387,000
Rent-A-Center, Inc.
6.63%, 11/15/2020(b)	500,000	501,700
4.75%, 05/01/2021	400,000	400,500
Revlon Consumer Products Corp., 5.75%, 02/15/2021(b)	636,000	594,660
Reynolds Group Issuer, Inc./LLC
5.75%, 10/15/2020	581,465	584,302
6.88%, 02/15/2021	173,269	173,918
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/2021	500,000	501,750
Rockies Express Pipeline LLC, REGS, 5.63%, 04/15/2020(a)	500,000	512,049
Sable Permian Resources Land LLC/AEPB Finance Corp.
REGS, 8.00%, 06/15/2020(a)(c)	500,000	352,500
REGS, 7.13%, 11/01/2020(a)	500,000	50,000
REGS, 13.00%, 11/30/2020(a)(c)	400,000	356,000
Sanchez Energy Corp., 7.75%, 06/15/2021	200,000	13,000
Scientific Games International, Inc., 6.63%, 05/15/2021	517,000	526,047
Sealed Air Corp., REGS, 6.50%, 12/01/2020(a)	325,000	338,000
Sears Holdings Corp., Series AI, Conv., 8.00%, 12/15/2019(c)(e)	665,600	13,312
Select Medical Corp., 6.38%, 06/01/2021	450,000	451,125
SESI, L.L.C., 7.13%, 12/15/2021	468,000	345,150
Silgan Holdings Inc., 5.50%, 02/01/2022	500,000	500,000
Sinclair Television Group, Inc., 5.38%, 04/01/2021	500,000	501,500
Springleaf Finance Corp.
8.25%, 12/15/2020	400,000	427,624
7.75%, 10/01/2021	380,000	416,613
6.13%, 05/15/2022	200,000	215,500
Sprint Communications, Inc.
7.00%, 08/15/2020	506,000	526,093
11.50%, 11/15/2021	450,000	528,750
REGS, 7.00%, 03/01/2020(a)	580,000	593,775
Sprint Corp., 7.25%, 09/15/2021	450,000	484,312
Starwood Property Trust, Inc.
3.63%, 02/01/2021	400,000	403,200
5.00%, 12/15/2021	400,000	414,000
Steel Dynamics, Inc., 5.13%, 10/01/2021	350,000	351,313
Symantec Corp., 4.20%, 09/15/2020	440,000	447,047
TEGNA, Inc.
5.13%, 10/15/2019	500,000	501,575
5.13%, 07/15/2020	470,000	470,103
Tenet Healthcare Corp.
4.75%, 06/01/2020	520,000	528,450
6.00%, 10/01/2020	421,000	434,683
4.50%, 04/01/2021	600,000	615,000
4.38%, 10/01/2021	450,000	460,688
8.13%, 04/01/2022	170,000	182,325
T-Mobile USA, Inc., 4.00%, 04/15/2022	200,000	204,000
Toll Brothers Finance Corp.
6.75%, 11/01/2019	500,000	506,250
5.88%, 02/15/2022	400,000	426,500
TPC Group Inc., REGS, 8.75%, 12/15/2020(a)	500,000	501,000

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
United States-(continued)
TreeHouse Foods, Inc., 4.88%, 03/15/2022	$150,000	$ 151,313
Tri Pointe Group, Inc., 4.88%, 07/01/2021	400,000	410,000
Triumph Group, Inc., 4.88%, 04/01/2021	436,000	433,820
TRU Taj LLC/TRU Taj Finance, Inc., 12.00%, 08/15/2021(a)(c)(e)	48,000	26,324
Unisys Corp., REGS, 10.75%, 04/15/2022(a)	200,000	220,750
Unit Corp., 6.63%, 05/15/2021	500,000	449,063
United Airlines Holdings Inc., 6.00%, 12/01/2020	564,000	587,970
Voyager Aviation Holdings LLC/Voyager Finance Co., REGS, 8.50%, 08/15/2021(a)	500,000	517,500
W. R. Grace & Co.-Conn., REGS, 5.13%, 10/01/2021(a)	400,000	416,500
WESCO Distribution, Inc., 5.38%, 12/15/2021	399,000	402,990
Whiting Petroleum Corp., 5.75%, 03/15/2021	500,000	502,500
WPX Energy, Inc., 6.00%, 01/15/2022	470,000	489,387
Wyndham Destinations, Inc., 5.63%, 03/01/2021	338,000	351,520
Xerox Corp.
5.63%, 12/15/2019	400,000	405,600
2.80%, 05/15/2020	500,000	499,321
3.50%, 08/20/2020	400,000	403,120
2.75%, 09/01/2020	400,000	401,360
4.50%, 05/15/2021	400,000	410,928
Yum! Brands, Inc.
5.30%, 09/15/2019	457,000	458,485
3.88%, 11/01/2020	420,000	425,250
3.75%, 11/01/2021	400,000	405,000
		94,380,687
Vietnam-0.22%
Vietnam Government International Bond, REGS, 6.75%, 01/29/2020(a)	500,000	509,501
Zambia-0.32%
First Quantum Minerals Ltd.
REGS, 7.00%, 02/15/2021(a)	525,000	531,234
REGS, 7.25%, 05/15/2022(a)	200,000	202,060
		733,294
Total U.S. Dollar Denominated Bonds & Notes (Cost $226,064,353)		221,232,620
	Shares
Common Stocks & Other Equity Interests-0.17%
United States-0.17%
Goodman Networks, Inc.(d)(g)(h)	6,207	0
	Shares	Value
United States-(continued)
Guitar Center, Inc., Wts. expiring 04/16/25(d)(h)	946	$ 0
Hexion Holdings Corp., Class B(h)	22,970	258,412
PetroQuest Energy, Inc.(d)(h)	2,367	0
Premier Brands Group Holdings LLC(h)(i)	3,180	50,880
Premier Brands Group Holdings LLC, Wts. expiring 03/20/24(h)(i)	9,966	17,441
Remington Outdoor Co., Inc.(d)(h)	4,449	25,783
Remington Outdoor Co., Inc., Wts. expiring 05/15/22(d)(h)	4,487	0
TRU Taj LLC/TRU Taj Finance, Inc.(d)(h)	2,156	30,055
Total Common Stocks & Other Equity Interests (Cost $494,487)		382,571

Preferred Stocks-0.00%
Goodman Networks, Inc., Series A-1, Pfd., (d)(g)(h) (Cost $0)	7,385	2,954
	Shares
Money Market Funds-1.40%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(j) (Cost $3,210,433)	3,210,433	3,210,433
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.16% (Cost $229,769,273)		224,828,578
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.60%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(j)(k)	4,470,867	4,470,867
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(j)(k)	1,489,693	1,490,289
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,961,133)		5,961,156
TOTAL INVESTMENTS IN SECURITIES-100.76% (Cost $235,730,406)		230,789,734
OTHER ASSETS LESS LIABILITIES-(0.76)%		(1,741,143)
NET ASSETS-100.00%		$229,048,591

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
Conv.-Convertible
DAC-Designated Activity Co.
MTN-Medium-Term Note
Pfd.-Preferred
REGS-Regulation S
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $132,743,900, which represented 57.95% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31, 2019 was $1,772,037, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	The borrower has filed for protection in federal bankruptcy court
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Acquired as part of the Goodman Networks, Inc. reorganization.
(h)	Non-income producing security.
(i)	Acquired as part of the Nine West Holding, Inc. reorganization.
(j)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco International Corporate Bond ETF (PICB)
July 31, 2019
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.77%(a)
Australia-1.40%
Australia & New Zealand Banking Group Ltd., REGS, 0.75%, 09/29/2026(b)	EUR	100,000	$ 116,916
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	250,000	423,904
National Australia Bank Ltd.
REGS, 0.88%, 01/20/2022(b)	EUR	100,000	114,539
REGS, 2.75%, 08/08/2022(b)	EUR	150,000	182,239
REGS, 1.25%, 05/18/2026(b)	EUR	100,000	120,705
REGS, 1.38%, 08/30/2028(b)	EUR	200,000	245,386
Telstra Corp. Ltd.
2.50%, 09/15/2023	EUR	150,000	185,573
REGS, 3.50%, 09/21/2022(b)	EUR	150,000	186,620
Westpac Banking Corp., REGS, 0.25%, 01/17/2022(b)	EUR	100,000	112,778
			1,688,660
Belgium-3.36%
Anheuser-Busch InBev Finance, Inc., 2.60%, 05/15/2024	CAD	400,000	305,138
Anheuser-Busch InBev S.A./N.V.
REGS, 0.80%, 04/20/2023(b)	EUR	100,000	115,611
REGS, 9.75%, 07/30/2024(b)	GBP	150,000	259,397
REGS, 1.75%, 03/07/2025(b)	GBP	250,000	315,030
REGS, 1.50%, 03/17/2025(b)	EUR	300,000	364,672
REGS, 4.00%, 09/24/2025(b)	GBP	200,000	284,209
REGS, 2.70%, 03/31/2026(b)	EUR	100,000	130,751
REGS, 1.15%, 01/22/2027(b)	EUR	200,000	238,421
REGS, 1.13%, 07/01/2027(b)	EUR	100,000	119,006
REGS, 2.00%, 03/17/2028(b)	EUR	300,000	381,292
REGS, 2.25%, 05/24/2029(b)	GBP	300,000	380,762
REGS, 1.50%, 04/18/2030(b)	EUR	200,000	244,268
REGS, 2.75%, 03/17/2036(b)	EUR	300,000	417,725
REGS, 2.85%, 05/25/2037(b)	GBP	200,000	257,650
KBC Group N.V., REGS, 0.75%, 03/01/2022(b)	EUR	200,000	228,060
			4,041,992
Canada-15.57%
Bank of Montreal
2.10%, 10/06/2020	CAD	600,000	457,433
1.88%, 03/31/2021	CAD	500,000	379,797
3.40%, 04/23/2021	CAD	450,000	350,562
1.61%, 10/28/2021	CAD	850,000	640,851
2.12%, 03/16/2022	CAD	450,000	343,071
2.27%, 07/11/2022	CAD	700,000	535,617
2.89%, 06/20/2023	CAD	800,000	626,500
Bank of Nova Scotia (The)
3.27%, 01/11/2021	CAD	500,000	387,530
2.87%, 06/04/2021	CAD	400,000	309,028
1.90%, 12/02/2021	CAD	750,000	568,713
1.83%, 04/27/2022	CAD	600,000	453,823
2.98%, 04/17/2023	CAD	700,000	549,056
2.29%, 06/28/2024	CAD	700,000	535,660
2.62%, 12/02/2026	CAD	400,000	310,904
Bell Canada, Inc.
3.35%, 03/22/2023	CAD	300,000	235,794
2.70%, 02/27/2024	CAD	300,000	230,544
3.80%, 08/21/2028	CAD	300,000	243,616
Canadian Imperial Bank of Commerce
1.90%, 04/26/2021	CAD	500,000	379,759
2.04%, 03/21/2022	CAD	450,000	342,287
	Principal Amount		Value
Canada-(continued)
2.30%, 07/11/2022	CAD	600,000	$ 459,617
3.30%, 05/26/2025	CAD	600,000	482,924
Canadian Natural Resources Ltd., 3.31%, 02/11/2022	CAD	300,000	233,960
HSBC Bank Canada
2.45%, 01/29/2021	CAD	300,000	229,653
2.91%, 09/29/2021	CAD	300,000	232,123
2.17%, 06/29/2022	CAD	300,000	228,159
3.25%, 09/15/2023	CAD	400,000	315,495
Rogers Communications, Inc.
5.34%, 03/22/2021	CAD	500,000	400,015
3.25%, 05/01/2029	CAD	300,000	235,305
Royal Bank of Canada
1.58%, 09/13/2021	CAD	550,000	414,748
2.00%, 03/21/2022	CAD	500,000	380,124
2.36%, 12/05/2022	CAD	700,000	537,025
2.95%, 05/01/2023	CAD	600,000	470,254
3.30%, 09/26/2023	CAD	200,000	157,938
2.33%, 12/05/2023	CAD	400,000	306,844
2.35%, 07/02/2024	CAD	600,000	455,596
REGS, 2.86%, 03/04/2021(b)	CAD	600,000	462,847
REGS, 1.97%, 03/02/2022(b)	CAD	700,000	531,769
Shaw Communications, Inc., 6.75%, 11/09/2039	CAD	500,000	507,535
TELUS Corp., 2.35%, 03/28/2022	CAD	300,000	229,025
Toronto-Dominion Bank (The)
1.99%, 03/23/2022	CAD	1,100,000	835,930
1.91%, 07/18/2023	CAD	700,000	528,720
2.85%, 03/08/2024	CAD	600,000	466,640
3.23%, 07/24/2024	CAD	700,000	559,611
2.50%, 12/02/2024	CAD	500,000	382,359
REGS, 2.62%, 12/22/2021(b)	CAD	750,000	578,736
REGS, 0.63%, 07/20/2023(b)	EUR	200,000	230,433
			18,733,930
Denmark-1.08%
Danske Bank A/S
REGS, 0.50%, 05/06/2021(b)	EUR	200,000	225,314
REGS, 0.88%, 05/22/2023(b)	EUR	200,000	226,882
REGS, 0.75%, 06/02/2023(b)	EUR	200,000	228,668
Orsted A/S
REGS, 4.88%, 01/12/2032(b)	GBP	200,000	326,821
REGS, 5.75%, 04/09/2040(b)	GBP	150,000	289,368
			1,297,053
Finland-0.84%
Fortum Oyj, REGS, 2.25%, 09/06/2022(b)	EUR	150,000	179,161
Nordea Bank AB
REGS, 3.25%, 07/05/2022(b)	EUR	200,000	245,376
REGS, 1.00%, 02/22/2023(b)	EUR	200,000	232,242
REGS, 1.13%, 02/12/2025(b)	EUR	200,000	237,710
OP Corporate Bank PLC, REGS, 0.75%, 03/03/2022(b)	EUR	100,000	114,252
			1,008,741
France-20.90%
Air Liquide Finance S.A., REGS, 1.25%, 06/13/2028(b)	EUR	200,000	246,584
Autoroutes du Sud de la France S.A.
5.63%, 07/04/2022	EUR	200,000	261,664
REGS, 1.25%, 01/18/2027(b)	EUR	200,000	243,637

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount		Value
France-(continued)
Banque Federative du Credit Mutuel S.A.
REGS, 3.25%, 08/23/2022(b)	EUR	100,000	$ 123,758
REGS, 3.00%, 11/28/2023(b)	EUR	100,000	126,795
REGS, 2.63%, 03/18/2024(b)	EUR	200,000	250,924
REGS, 3.00%, 05/21/2024(b)	EUR	400,000	499,912
REGS, 1.25%, 01/14/2025(b)	EUR	300,000	356,873
REGS, 3.00%, 09/11/2025(b)	EUR	100,000	127,528
REGS, 2.38%, 03/24/2026(b)	EUR	100,000	123,311
REGS, 1.25%, 05/26/2027(b)	EUR	200,000	241,438
BNP Paribas S.A.
REGS, 2.88%, 10/24/2022(b)	EUR	200,000	245,276
REGS, 2.88%, 09/26/2023(b)	EUR	200,000	250,861
REGS, 1.13%, 10/10/2023(b)	EUR	100,000	116,270
REGS, 2.38%, 05/20/2024(b)	EUR	200,000	249,750
REGS, 2.38%, 02/17/2025(b)	EUR	200,000	244,328
REGS, 1.50%, 11/17/2025(b)	EUR	200,000	239,444
REGS, 3.38%, 01/23/2026(b)	GBP	300,000	400,126
REGS, 1.63%, 02/23/2026(b)	EUR	100,000	123,374
REGS, 1.13%, 06/11/2026(b)	EUR	200,000	234,803
REGS, 1.50%, 05/25/2028(b)	EUR	100,000	123,682
BPCE S.A.
REGS, 1.13%, 01/18/2023(b)	EUR	100,000	115,739
REGS, 4.63%, 07/18/2023(b)	EUR	200,000	260,715
REGS, 0.88%, 01/31/2024(b)	EUR	200,000	230,081
REGS, 1.00%, 07/15/2024(b)	EUR	100,000	117,027
REGS, 1.00%, 10/05/2028(b)	EUR	200,000	238,214
REGS, 5.25%, 04/16/2029(b)	GBP	200,000	300,207
Capgemini SE, REGS, 2.50%, 07/01/2023(b)	EUR	100,000	122,058
CNP Assurances, REGS, 1.88%, 10/20/2022(b)	EUR	200,000	234,979
Coentreprise De Transport D’Electricite S.A.
REGS, 1.50%, 07/29/2028(b)	EUR	200,000	244,333
REGS, 2.13%, 07/29/2032(b)	EUR	200,000	258,881
Credit Agricole S.A.
2.70%, 07/15/2025	EUR	100,000	121,247
REGS, 0.88%, 01/19/2022(b)	EUR	200,000	228,993
REGS, 0.75%, 12/01/2022(b)	EUR	100,000	115,054
REGS, 5.13%, 04/18/2023(b)	EUR	200,000	267,759
REGS, 3.13%, 07/17/2023(b)	EUR	500,000	631,879
REGS, 2.38%, 05/20/2024(b)	EUR	200,000	249,076
REGS, 1.00%, 09/16/2024(b)	EUR	100,000	117,601
REGS, 1.38%, 03/13/2025(b)	EUR	100,000	118,645
REGS, 3.13%, 02/05/2026(b)	EUR	200,000	266,472
REGS, 1.25%, 04/14/2026(b)	EUR	200,000	240,986
REGS, 1.88%, 12/20/2026(b)	EUR	200,000	247,309
REGS, 2.63%, 03/17/2027(b)	EUR	500,000	633,422
REGS, 1.38%, 05/03/2027(b)	EUR	100,000	121,536
REGS, 2.00%, 03/25/2029(b)	EUR	100,000	120,009
Danone S.A.
REGS, 2.25%, 11/15/2021(b)	EUR	300,000	351,967
REGS, 0.71%, 11/03/2024(b)	EUR	100,000	116,339
REGS, 1.21%, 11/03/2028(b)	EUR	200,000	245,462
Electricite de France S.A.
REGS, 3.88%, 01/18/2022(b)	EUR	300,000	368,151
REGS, 2.75%, 03/10/2023(b)	EUR	300,000	369,542
REGS, 4.63%, 09/11/2024(b)	EUR	250,000	345,885
REGS, 1.00%, 10/13/2026(b)	EUR	300,000	357,618
REGS, 4.13%, 03/25/2027(b)	EUR	100,000	144,935
REGS, 6.25%, 05/30/2028(b)	GBP	200,000	335,240
	Principal Amount		Value
France-(continued)
REGS, 4.63%, 04/26/2030(b)	EUR	200,000	$ 319,077
REGS, 6.13%, 06/02/2034(b)	GBP	450,000	812,794
REGS, 5.50%, 03/27/2037(b)	GBP	100,000	175,072
REGS, 5.50%, 10/17/2041(b)	GBP	500,000	907,437
REGS, 5.13%, 09/22/2050(b)	GBP	250,000	453,114
REGS, 6.00%, 01/23/2114(b)	GBP	400,000	792,630
Engie Alliance, REGS, 5.75%, 06/24/2023(b)	EUR	150,000	206,766
Engie S.A., REGS, 2.38%, 05/19/2026(b)	EUR	200,000	259,474
ENGIE S.A.
7.00%, 10/30/2028	GBP	100,000	180,746
REGS, 5.00%, 10/01/2060(b)	GBP	450,000	927,025
Holding d’Infrastructures De Transport SAS, REGS, 4.88%, 10/27/2021(b)	EUR	200,000	247,540
HSBC France S.A., REGS, 0.60%, 03/20/2023(b)	EUR	200,000	228,785
LVMH Moet Hennessy Louis Vuitton S.E., REGS, 0.75%, 05/26/2024(b)	EUR	200,000	233,300
Orange S.A.
8.13%, 01/28/2033	EUR	200,000	428,836
5.63%, 01/23/2034	GBP	150,000	261,252
REGS, 3.00%, 06/15/2022(b)	EUR	100,000	121,740
REGS, 8.13%, 11/20/2028(b)	GBP	200,000	377,364
REGS, 3.25%, 01/15/2032(b)	GBP	300,000	414,072
REGS, 5.38%, 11/22/2050(b)	GBP	100,000	192,966
RTE Reseau de Transport d’Electricite, REGS, 1.63%, 11/27/2025(b)	EUR	200,000	245,641
Sanofi
Series 8FXD, REGS, 1.00%, 03/21/2026(b)	EUR	300,000	359,270
REGS, 0.50%, 01/13/2027(b)	EUR	200,000	232,162
REGS, Series 20FX, 1.88%, 03/21/2038(b)	EUR	200,000	269,860
Series 12 FX, REGS, 1.38%, 03/21/2030(b)	EUR	300,000	375,520
Societe Generale S.A.
REGS, 1.00%, 04/01/2022(b)	EUR	100,000	114,523
REGS, 4.25%, 07/13/2022(b)	EUR	200,000	252,727
REGS, 0.75%, 05/26/2023(b)	EUR	100,000	115,058
REGS, 1.25%, 02/15/2024(b)	EUR	200,000	232,313
REGS, 1.13%, 01/23/2025(b)	EUR	200,000	231,151
REGS, 2.63%, 02/27/2025(b)	EUR	100,000	123,490
REGS, 2.13%, 09/27/2028(b)	EUR	100,000	125,492
Total Capital Canada Ltd., REGS, 2.13%, 09/18/2029(b)	EUR	200,000	267,024
Total Capital International S.A.
REGS, 0.25%, 07/12/2023(b)	EUR	200,000	227,216
REGS, 0.75%, 07/12/2028(b)	EUR	400,000	472,827
Veolia Environnement S.A., 6.13%, 10/29/2037	GBP	150,000	289,356
Vinci S.A., REGS, 1.75%, 09/26/2030(b)	EUR	100,000	127,370
Vivendi S.A., REGS, 0.75%, 05/26/2021(b)	EUR	200,000	226,310
Westfield America Management Ltd., REGS, 2.63%, 03/30/2029(b)	GBP	200,000	259,103
			25,154,102
Germany-11.69%
Allianz Finance II B.V., Series 62, REGS, 4.50%, 03/13/2043(b)	GBP	300,000	541,610

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount		Value
Germany-(continued)
Bayer Capital Corp. B.V.
REGS, 1.50%, 06/26/2026(b)	EUR	300,000	$ 355,117
REGS, 2.13%, 12/15/2029(b)	EUR	200,000	244,184
BMW Finance N.V.
REGS, 0.38%, 07/10/2023(b)	EUR	200,000	227,077
REGS, 1.50%, 02/06/2029(b)	EUR	150,000	183,257
BMW US Capital LLC, REGS, 0.63%, 04/20/2022(b)	EUR	200,000	227,572
Commerzbank AG
7.75%, 03/16/2021	EUR	200,000	250,243
REGS, 0.50%, 08/28/2023(b)	EUR	200,000	227,437
REGS, 0.50%, 09/13/2023(b)	EUR	250,000	282,480
REGS, 4.00%, 03/23/2026(b)	EUR	100,000	129,129
Daimler AG
REGS, 1.40%, 01/12/2024(b)	EUR	100,000	118,759
REGS, 0.85%, 02/28/2025(b)	EUR	200,000	234,061
REGS, 1.50%, 03/09/2026(b)	EUR	100,000	121,777
REGS, 1.38%, 05/11/2028(b)	EUR	200,000	242,492
REGS, 1.50%, 07/03/2029(b)	EUR	200,000	243,384
REGS, 2.13%, 07/03/2037(b)	EUR	200,000	264,252
Daimler International Finance B.V.
REGS, 2.00%, 09/04/2023(b)	GBP	200,000	252,405
REGS, 1.00%, 11/11/2025(b)	EUR	200,000	234,617
REGS, 1.38%, 06/26/2026(b)	EUR	100,000	120,122
Deutsche Bahn Finance GmbH, REGS, 1.13%, 12/18/2028(b)	EUR	100,000	122,298
Deutsche Bank AG
REGS, 2.38%, 06/24/2020(b)	NOK	400,000	45,556
REGS, 0.38%, 01/18/2021(b)	EUR	200,000	221,477
REGS, 1.63%, 02/12/2021(b)	EUR	200,000	225,547
REGS, 1.25%, 09/08/2021(b)	EUR	200,000	224,625
REGS, 1.50%, 01/20/2022(b)	EUR	300,000	338,773
REGS, 2.38%, 01/11/2023(b)	EUR	100,000	116,635
REGS, 3.88%, 02/12/2024(b)	GBP	200,000	255,180
Deutsche Telekom International Finance B.V.
REGS, 4.25%, 07/13/2022(b)	EUR	200,000	252,061
REGS, 0.63%, 04/03/2023(b)	EUR	300,000	343,703
REGS, 0.88%, 01/30/2024(b)	EUR	150,000	174,450
REGS, 1.38%, 01/30/2027(b)	EUR	250,000	304,130
REGS, 1.50%, 04/03/2028(b)	EUR	200,000	246,899
E.ON International Finance B.V.
6.38%, 06/07/2032	GBP	300,000	537,568
6.75%, 01/27/2039	GBP	200,000	401,055
REGS, 5.88%, 10/30/2037(b)	GBP	250,000	455,183
HeidelbergCement AG, REGS, 1.50%, 02/07/2025(b)	EUR	200,000	238,826
innogy Finance B.V.
REGS, 6.25%, 06/03/2030(b)	GBP	200,000	343,841
REGS, 4.75%, 01/31/2034(b)	GBP	200,000	316,400
REGS, 6.13%, 07/06/2039(b)	GBP	300,000	568,901
Landesbank Baden-Wuerttemberg, REGS, 0.50%, 06/07/2022(b)	EUR	100,000	113,369
SAP S.E.
REGS, 1.25%, 03/10/2028(b)	EUR	100,000	122,000
REGS, 1.63%, 03/10/2031(b)	EUR	200,000	252,335
Siemens Financieringsmaatschappij N.V.
REGS, 2.88%, 03/10/2028(b)	EUR	200,000	276,699
REGS, 3.75%, 09/10/2042(b)	GBP	200,000	327,124
Volkswagen Financial Services AG, REGS, 1.50%, 10/01/2024(b)	EUR	100,000	116,988
	Principal Amount		Value
Germany-(continued)
Volkswagen International Finance N.V.
REGS, 0.50%, 03/30/2021(b)	EUR	300,000	$ 336,967
REGS, 0.88%, 01/16/2023(b)	EUR	200,000	229,570
REGS, 1.13%, 10/02/2023(b)	EUR	300,000	345,877
REGS, 1.88%, 03/30/2027(b)	EUR	400,000	479,771
REGS, 1.63%, 01/16/2030(b)	EUR	250,000	290,082
Volkswagen Leasing GmbH
REGS, 2.38%, 09/06/2022(b)	EUR	300,000	357,319
REGS, 2.63%, 01/15/2024(b)	EUR	100,000	122,429
REGS, 1.13%, 04/04/2024(b)	EUR	100,000	115,265
REGS, 1.38%, 01/20/2025(b)	EUR	100,000	116,483
Vonovia Finance B.V., REGS, 1.25%, 12/06/2024(b)	EUR	200,000	236,359
			14,071,720
Hong Kong-0.38%
CK Hutchison Finance (16) (II) Ltd., REGS, 0.88%, 10/03/2024(b)	EUR	100,000	115,000
CK Hutchison Finance (16) Ltd., REGS, Series A, 1.25%, 04/06/2023(b)	EUR	100,000	116,196
Hutchison Whampoa Finance (14) Ltd., REGS, 1.38%, 10/31/2021(b)	EUR	200,000	230,030
			461,226
Italy-4.46%
Assicurazioni Generali S.p.A.
REGS, 5.13%, 09/16/2024(b)	EUR	200,000	280,391
REGS, 4.13%, 05/04/2026(b)	EUR	100,000	127,684
Autostrade per lItalia S.p.A, 5.88%, 06/09/2024	EUR	100,000	134,838
Enel Finance International N.V.
REGS, 5.63%, 08/14/2024(b)	GBP	300,000	439,654
REGS, 1.00%, 09/16/2024(b)	EUR	100,000	117,450
REGS, 1.97%, 01/27/2025(b)	EUR	200,000	246,474
REGS, 1.38%, 06/01/2026(b)	EUR	250,000	302,296
REGS, 5.75%, 09/14/2040(b)	GBP	450,000	798,229
Enel S.p.A, REGS, 5.75%, 06/22/2037(b)	GBP	250,000	431,202
Eni SpA
REGS, 3.25%, 07/10/2023(b)	EUR	100,000	126,769
REGS, 3.75%, 09/12/2025(b)	EUR	200,000	272,489
REGS, 1.50%, 02/02/2026(b)	EUR	150,000	182,034
REGS, 3.63%, 01/29/2029(b)	EUR	100,000	143,261
Intesa Sanpaolo S.p.A.
REGS, 2.00%, 06/18/2021(b)	EUR	200,000	231,140
REGS, 1.13%, 03/04/2022(b)	EUR	200,000	228,079
REGS, 4.00%, 10/30/2023(b)	EUR	100,000	127,579
REGS, 1.38%, 01/18/2024(b)	EUR	100,000	115,334
Snam S.p.A., REGS, 0.88%, 10/25/2026(b)	EUR	100,000	116,738
Terna Rete Elettrica Nazionale S.p.A, REGS, 1.38%, 07/26/2027(b)	EUR	200,000	242,191
Terna S.p.A., REGS, 0.88%, 02/02/2022(b)	EUR	100,000	114,221
UniCredit S.p.A.
REGS, 3.25%, 01/14/2021(b)	EUR	200,000	233,914
REGS, 2.00%, 03/04/2023(b)	EUR	100,000	117,680
REGS, 2.13%, 10/24/2026(b)	EUR	200,000	241,907
			5,371,554

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount		Value
Japan-1.04%
Development Bank of Japan, Inc.
1.05%, 06/20/2023	JPY	30,000,000	$ 289,873
2.30%, 03/19/2026	JPY	20,000,000	213,962
Takeda Pharmaceutical Co. Ltd.
REGS, 1.13%, 11/21/2022(b)	EUR	200,000	231,519
REGS, 2.25%, 11/21/2026(b)	EUR	200,000	252,000
REGS, 3.00%, 11/21/2030(b)	EUR	200,000	266,985
			1,254,339
Luxembourg-0.10%
Logicor Financing S.a r.l., REGS, 1.50%, 11/14/2022(b)	EUR	100,000	115,661
Netherlands-6.97%
ABN AMRO Bank N.V.
REGS, 6.38%, 04/27/2021(b)	EUR	150,000	185,655
REGS, 7.13%, 07/06/2022(b)	EUR	200,000	268,242
REGS, 2.50%, 11/29/2023(b)	EUR	300,000	373,563
REGS, 1.00%, 04/16/2025(b)	EUR	250,000	296,077
ASML Holding N.V., REGS, 1.38%, 07/07/2026(b)	EUR	200,000	242,977
Cooperatieve Rabobank UA
3.75%, 11/09/2020	EUR	100,000	116,818
1.63%, 01/20/2022	NOK	1,000,000	113,960
4.13%, 07/14/2025	EUR	200,000	279,140
REGS, 4.00%, 01/11/2022(b)	EUR	300,000	369,547
REGS, 4.13%, 09/14/2022(b)	EUR	100,000	126,087
REGS, 3.88%, 07/25/2023(b)	EUR	600,000	771,403
REGS, 1.25%, 03/23/2026(b)	EUR	300,000	364,201
REGS, 1.38%, 02/03/2027(b)	EUR	400,000	490,241
REGS, 5.25%, 09/14/2027(b)	GBP	150,000	222,502
REGS, 4.63%, 05/23/2029(b)	GBP	300,000	436,297
ING Bank N.V., REGS, 4.50%, 02/21/2022(b)	EUR	250,000	312,247
ING Groep N.V.
REGS, 0.75%, 03/09/2022(b)	EUR	300,000	341,982
REGS, 1.00%, 09/20/2023(b)	EUR	100,000	116,005
REGS, 2.13%, 01/10/2026(b)	EUR	100,000	124,801
REGS, 3.00%, 02/18/2026(b)	GBP	300,000	394,091
REGS, 1.38%, 01/11/2028(b)	EUR	100,000	120,409
REGS, 2.00%, 09/20/2028(b)	EUR	200,000	253,095
REGS, 2.50%, 11/15/2030(b)	EUR	200,000	268,099
Koninklijke KPN N.V., REGS, 5.75%, 09/17/2029(b)	GBP	300,000	445,738
Shell International Finance B.V.
2.50%, 03/24/2026	EUR	250,000	327,573
REGS, 0.38%, 02/15/2025(b)	EUR	150,000	172,558
REGS, 1.88%, 09/15/2025(b)	EUR	200,000	251,364
REGS, 1.63%, 01/20/2027(b)	EUR	150,000	187,396
REGS, 0.75%, 08/15/2028(b)	EUR	150,000	176,276
Vonovia Finance B.V., REGS, 2.25%, 12/15/2023(b)	EUR	200,000	244,379
			8,392,723
Norway-0.79%
DNB Bank ASA, REGS, 4.25%, 01/18/2022(b)	EUR	100,000	123,884
Equinor ASA
REGS, 1.25%, 02/17/2027(b)	EUR	150,000	182,174
REGS, 6.88%, 03/11/2031(b)	GBP	200,000	385,511
REGS, 1.63%, 02/17/2035(b)	EUR	200,000	257,214
			948,783
	Principal Amount		Value
Portugal-0.20%
EDP Finance B.V.
REGS, 2.63%, 01/18/2022(b)	EUR	100,000	$ 119,182
REGS, 1.13%, 02/12/2024(b)	EUR	100,000	117,319
			236,501
Spain-4.62%
Abertis Infraestructuras S.A., REGS, 1.38%, 05/20/2026(b)	EUR	200,000	234,545
Banco Bilbao Vizcaya Argentaria S.A.
REGS, 0.63%, 01/17/2022(b)	EUR	200,000	227,253
REGS, 3.50%, 02/10/2027(b)	EUR	200,000	263,336
Banco de Sabadell S.A., REGS, 0.88%, 07/22/2025(b)	EUR	100,000	112,007
Banco Santander S.A.
REGS, 1.38%, 12/14/2022(b)	EUR	200,000	233,848
REGS, 1.13%, 01/17/2025(b)	EUR	200,000	232,907
REGS, 2.50%, 03/18/2025(b)	EUR	200,000	244,182
REGS, 3.25%, 04/04/2026(b)	EUR	200,000	256,691
REGS, 3.13%, 01/19/2027(b)	EUR	200,000	256,088
REGS, 2.13%, 02/08/2028(b)	EUR	200,000	238,298
CaixaBank, S.A.
REGS, 1.13%, 05/17/2024(b)	EUR	200,000	233,322
REGS, 1.13%, 03/27/2026(b)	EUR	100,000	116,473
Fondo de Titulizacion del Deficit del Sistema Electrico, FTA, REGS, 0.85%, 12/17/2023(b)	EUR	100,000	116,585
Iberdrola Finanzas S.A., 7.38%, 01/29/2024	GBP	150,000	232,876
Iberdrola Finanzas, S.A.U., REGS, 1.00%, 03/07/2025(b)	EUR	100,000	118,319
Iberdrola International, B.V., REGS, 1.13%, 04/21/2026(b)	EUR	100,000	120,231
MAPFRE, S.A., REGS, 1.63%, 05/19/2026(b)	EUR	200,000	243,300
Naturgy Finance B.V., REGS, 1.38%, 01/19/2027(b)	EUR	100,000	120,034
Santander Consumer Finance S.A., REGS, 0.88%, 01/24/2022(b)	EUR	200,000	228,241
Telefonica Emisiones S.A.
REGS, 1.48%, 09/14/2021(b)	EUR	200,000	230,754
REGS, 0.75%, 04/13/2022(b)	EUR	200,000	228,391
REGS, 2.24%, 05/27/2022(b)	EUR	200,000	238,133
REGS, 3.99%, 01/23/2023(b)	EUR	200,000	254,852
REGS, 1.53%, 01/17/2025(b)	EUR	100,000	120,613
REGS, 5.38%, 02/02/2026(b)	GBP	200,000	298,599
REGS, 1.46%, 04/13/2026(b)	EUR	200,000	242,121
REGS, 1.79%, 03/12/2029(b)	EUR	100,000	124,025
			5,566,024
Sweden-1.10%
Svenska Handelsbanken AB, REGS, 2.63%, 08/23/2022(b)	EUR	200,000	242,225
Telia Co. AB, REGS, 3.63%, 11/08/2023(b)	SEK	2,000,000	234,729
Vattenfall AB, REGS, 6.88%, 04/15/2039(b)	GBP	400,000	849,647
			1,326,601
Switzerland-2.83%
Credit Suisse AG
REGS, 1.38%, 01/31/2022(b)	EUR	150,000	173,675

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount		Value
Switzerland-(continued)
REGS, 1.00%, 06/07/2023(b)	EUR	200,000	$ 232,608
REGS, 1.50%, 04/10/2026(b)	EUR	150,000	183,031
Credit Suisse Group Funding Guernsey Ltd.
REGS, 1.25%, 04/14/2022(b)	EUR	250,000	288,280
REGS, 1.00%, 04/14/2023(b)	CHF	350,000	369,558
REGS, 2.75%, 08/08/2025(b)	GBP	150,000	192,853
Glencore Finance (Europe) Ltd., REGS, 1.88%, 09/13/2023(b)	EUR	100,000	118,257
Holcim Finance (Luxembourg) S.A.
REGS, 1.38%, 05/26/2023(b)	EUR	100,000	116,959
REGS, 2.25%, 05/26/2028(b)	EUR	100,000	125,593
Novartis Finance S.A., REGS, 0.13%, 09/20/2023(b)	EUR	150,000	170,184
Richemont International Holding S.A.
REGS, 1.00%, 03/26/2026(b)	EUR	200,000	237,622
REGS, 1.50%, 03/26/2030(b)	EUR	100,000	125,709
REGS, 2.00%, 03/26/2038(b)	EUR	100,000	135,425
Roche Finance Europe B.V., REGS, 0.88%, 02/25/2025(b)	EUR	100,000	117,849
UBS AG, REGS, 0.63%, 01/23/2023(b)	EUR	200,000	229,056
UBS Group Funding Switzerland AG
REGS, 1.75%, 11/16/2022(b)	EUR	200,000	235,826
REGS, 1.50%, 11/30/2024(b)	EUR	100,000	118,219
REGS, 1.25%, 09/01/2026(b)	EUR	200,000	238,662
			3,409,366
United Kingdom-21.34%
ABP Finance PLC, REGS, 6.25%, 12/14/2026(b)	GBP	100,000	152,878
Annington Funding PLC
REGS, 2.65%, 07/12/2025(b)	GBP	200,000	254,649
REGS, 3.18%, 07/12/2029(b)	GBP	150,000	196,269
REGS, 3.69%, 07/12/2034(b)	GBP	200,000	270,271
REGS, 3.94%, 07/12/2047(b)	GBP	200,000	276,128
Barclays PLC
REGS, 1.88%, 03/23/2021(b)	EUR	213,000	244,604
REGS, 1.88%, 12/08/2023(b)	EUR	200,000	233,490
REGS, 3.13%, 01/17/2024(b)	GBP	350,000	444,893
REGS, 3.00%, 05/08/2026(b)	GBP	100,000	124,622
REGS, 3.25%, 02/12/2027(b)	GBP	400,000	501,593
BAT International Finance PLC
7.25%, 03/12/2024	GBP	150,000	229,373
REGS, 4.00%, 09/04/2026(b)	GBP	150,000	205,519
REGS, 2.25%, 01/16/2030(b)	EUR	200,000	239,994
REGS, 6.00%, 11/24/2034(b)	GBP	150,000	245,834
REGS, 2.25%, 09/09/2052(b)	GBP	200,000	182,535
BG Energy Capital PLC
REGS, 5.13%, 12/01/2025(b)	GBP	250,000	381,211
REGS, 5.00%, 11/04/2036(b)	GBP	250,000	451,072
BP Capital Markets PLC
REGS, 1.37%, 03/03/2022(b)	EUR	100,000	116,088
REGS, 1.53%, 09/26/2022(b)	EUR	100,000	117,601
REGS, 1.11%, 02/16/2023(b)	EUR	100,000	116,579
REGS, 1.57%, 02/16/2027(b)	EUR	100,000	122,982
British Telecommunications PLC
6.38%, 06/23/2037	GBP	100,000	185,750
REGS, 0.63%, 03/10/2021(b)	EUR	100,000	112,787
REGS, 1.13%, 03/10/2023(b)	EUR	200,000	232,415
REGS, 1.75%, 03/10/2026(b)	EUR	200,000	243,219
REGS, 1.50%, 06/23/2027(b)	EUR	200,000	237,254
	Principal Amount		Value
United Kingdom-(continued)
REGS, 5.75%, 12/07/2028(b)	GBP	150,000	$ 241,431
REGS, 3.13%, 11/21/2031(b)	GBP	100,000	134,167
BUPA Finance PLC, REGS, 5.00%, 04/25/2023(b)	GBP	150,000	202,456
Cadent Finance PLC
REGS, 2.13%, 09/22/2028(b)	GBP	300,000	376,297
REGS, 2.63%, 09/22/2038(b)	GBP	200,000	253,238
REGS, 2.75%, 09/22/2046(b)	GBP	200,000	252,830
Centrica PLC
REGS, 4.38%, 03/13/2029(b)	GBP	150,000	217,410
REGS, 7.00%, 09/19/2033(b)	GBP	250,000	459,929
REGS, 4.25%, 09/12/2044(b)	GBP	150,000	217,437
Connect Plus (M25) Issuer PLC, REGS, 2.61%, 03/31/2039(b)	GBP	295,203	401,159
Diageo Finance PLC, REGS, 1.75%, 10/12/2026(b)	GBP	100,000	127,189
Friends Life Holdings PLC, REGS, 8.25%, 04/21/2022(b)	GBP	150,000	217,088
GlaxoSmithKline Capital PLC
5.25%, 12/19/2033	GBP	300,000	523,569
REGS, 1.38%, 12/02/2024(b)	EUR	200,000	241,127
REGS, 3.38%, 12/20/2027(b)	GBP	200,000	283,390
REGS, 5.25%, 04/10/2042(b)	GBP	300,000	556,546
REGS, 4.25%, 12/18/2045(b)	GBP	250,000	418,954
GlaxoSmithKline Capital PLC,, 6.38%, 03/09/2039	GBP	200,000	404,065
Heathrow Funding Ltd., REGS, 7.13%, 02/14/2024(b)	GBP	200,000	301,584
HSBC Bank PLC
4.75%, 03/24/2046	GBP	100,000	151,389
REGS, 5.38%, 08/22/2033(b)	GBP	200,000	311,492
HSBC Holdings PLC
3.20%, 12/05/2023	CAD	400,000	312,266
3.13%, 06/07/2028	EUR	200,000	264,473
REGS, 1.50%, 03/15/2022(b)	EUR	300,000	347,502
REGS, 6.50%, 05/20/2024(b)	GBP	200,000	300,723
REGS, 0.88%, 09/06/2024(b)	EUR	200,000	230,908
REGS, 3.00%, 06/30/2025(b)	EUR	200,000	254,144
REGS, 2.50%, 03/15/2027(b)	EUR	200,000	258,791
REGS, 2.63%, 08/16/2028(b)	GBP	300,000	383,187
REGS, 6.75%, 09/11/2028(b)	GBP	200,000	322,326
REGS, 7.00%, 04/07/2038(b)	GBP	200,000	359,569
Imperial Brands Finance PLC
REGS, 8.13%, 03/15/2024(b)	GBP	200,000	316,123
REGS, 5.50%, 09/28/2026(b)	GBP	150,000	222,815
Lloyds Bank PLC
REGS, 1.00%, 11/19/2021(b)	EUR	100,000	114,381
REGS, 7.50%, 04/15/2024(b)	GBP	200,000	312,834
REGS, 7.63%, 04/22/2025(b)	GBP	200,000	315,590
REGS, 6.50%, 09/17/2040(b)	GBP	300,000	608,026
Motability Operations Group PLC, REGS, 3.63%, 03/10/2036(b)	GBP	150,000	224,146
Nationwide Building Society, REGS, 3.25%, 01/20/2028(b)	GBP	200,000	272,513
NatWest Markets PLC, REGS, 0.63%, 03/02/2022(b)	EUR	200,000	225,030
Rio Tinto Finance PLC, REGS, 4.00%, 12/11/2029(b)	GBP	150,000	227,994
Royal Bank Of Scotland Group PLC (The), REGS, 2.50%, 03/22/2023(b)	EUR	200,000	237,345

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
Santander UK Group Holdings PLC
REGS, 1.13%, 09/08/2023(b)	EUR	100,000	$ 114,232
REGS, 3.63%, 01/14/2026(b)	GBP	150,000	198,453
Scottish Widows Ltd.
REGS, 5.50%, 06/16/2023(b)	GBP	300,000	411,900
REGS, 7.00%, 06/16/2043(b)	GBP	250,000	400,704
Severn Trent Utilities Finance PLC, REGS, 3.63%, 01/16/2026(b)	GBP	200,000	275,669
Sky Ltd.
REGS, 1.50%, 09/15/2021(b)	EUR	100,000	115,273
REGS, 2.50%, 09/15/2026(b)	EUR	200,000	258,645
Society of Lloyd’s, REGS, 4.75%, 10/30/2024(b)	GBP	200,000	272,110
SSE PLC, REGS, 8.38%, 11/20/2028(b)	GBP	200,000	373,383
Standard Chartered PLC
REGS, 1.63%, 06/13/2021(b)	EUR	200,000	229,994
REGS, 5.13%, 06/06/2034(b)	GBP	200,000	284,401
REGS, 4.38%, 01/18/2038(b)	GBP	200,000	317,926
T.H.F.C. (Funding No.3) PLC, REGS, 5.20%, 10/11/2043(b)	GBP	300,000	537,650
Thames Water Utilities Finance PLC
REGS, 4.00%, 06/19/2025(b)	GBP	200,000	275,604
REGS, 5.13%, 09/28/2037(b)	GBP	150,000	248,086
REGS, 5.50%, 02/11/2041(b)	GBP	200,000	354,074
	Principal Amount		Value
United Kingdom-(continued)
University of Oxford, REGS, 2.54%, 12/08/2117(b)	GBP	200,000	$ 272,680
Vodafone Group PLC
REGS, 4.65%, 01/20/2022(b)	EUR	200,000	249,687
REGS, 1.75%, 08/25/2023(b)	EUR	100,000	119,758
REGS, 2.20%, 08/25/2026(b)	EUR	200,000	253,732
REGS, 1.60%, 07/29/2031(b)	EUR	200,000	239,323
REGS, 3.38%, 08/08/2049(b)	GBP	300,000	374,340
REGS, 3.00%, 08/12/2056(b)	GBP	300,000	347,444
Wellcome Trust Finance PLC, REGS, 4.63%, 07/25/2036(b)	GBP	200,000	362,931
Wellcome Trust Ltd. (The), REGS, 2.52%, 02/07/2118(b)	GBP	200,000	268,158
			25,679,200
United States-0.10%
Medtronic Global Holdings S.C.A., 1.63%, 03/07/2031	EUR	100,000	124,205
TOTAL INVESTMENTS IN SECURITIES-98.77% (Cost $118,955,372)			118,882,381
OTHER ASSETS LESS LIABILITIES-1.23%			1,474,774
NET ASSETS-100.00%			$120,357,155

Investment Abbreviations:
CAD-Canadian Dollar
CHF-Swiss Franc
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
NOK-Norwegian Krone
REGS-Regulation S
SEK-Swedish Krona
UK-United Kingdom

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $94,401,524, which represented 78.43% of the Fund’s Net Assets.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco FTSE International Low Beta Equal Weight ETF (IDLB)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Australia-5.72%
AGL Energy Ltd.	5,780	$ 83,542
AMP Ltd.	49,855	61,509
Atlas Arteria Ltd.	17,163	96,884
Aurizon Holdings Ltd.	26,348	104,604
AusNet Services	67,428	82,493
Bank of Queensland Ltd.	13,677	87,953
Bendigo & Adelaide Bank Ltd.	12,195	96,578
Brambles Ltd.	10,179	92,048
Challenger Ltd.	15,655	76,503
Coca-Cola Amatil Ltd.	15,129	110,742
Cochlear Ltd.	720	109,351
Commonwealth Bank of Australia	1,620	91,895
Computershare Ltd.	7,138	77,931
Crown Resorts Ltd.	10,679	87,295
Dexus	9,863	89,191
Dominos Pizza Enterprises Ltd.(a)	2,957	78,610
DuluxGroup Ltd.	16,062	103,511
Evolution Mining Ltd.	33,505	115,928
Flight Centre Travel Group Ltd.	2,688	85,391
Goodman Group	9,319	95,126
GPT Group (The)	20,136	86,187
Harvey Norman Holdings Ltd.(a)	34,051	103,032
Incitec Pivot Ltd.	34,750	83,351
Insurance Australia Group Ltd.	16,320	97,075
Mirvac Group	47,187	104,726
National Australia Bank Ltd.	4,767	93,674
Newcrest Mining Ltd.	4,937	121,073
Northern Star Resources Ltd.	12,917	115,829
Orora Ltd.	37,513	87,393
OZ Minerals Ltd.	11,140	79,009
Qantas Airways Ltd.	20,592	81,042
Ramsay Health Care Ltd.	1,954	98,020
Scentre Group	30,769	84,618
Shopping Centres Australasia Property Group	50,097	84,252
Star Entertainment Group Ltd. (The)	26,376	75,264
Stockland	34,823	109,688
Sydney Airport	16,676	96,089
Telstra Corp. Ltd.	38,204	104,538
Transurban Group	9,749	104,488
Vicinity Centres	49,999	89,945
Washington H Soul Pattinson & Co. Ltd.	4,106	64,271
Westpac Banking Corp.	4,466	88,190
Whitehaven Coal Ltd.	26,669	68,012
Woolworths Group Ltd.	4,173	102,452
		4,049,303
Austria-0.59%
ANDRITZ AG	1,659	59,773
OMV AG	1,599	80,667
Telekom Austria AG(b)	11,262	84,012
Verbund AG	1,787	100,676
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,599	92,965
		418,093
Belgium-1.27%
Ackermans & van Haaren N.V.	554	81,297
Ageas	1,750	94,831
Colruyt S.A.	1,242	65,229
Groupe Bruxelles Lambert S.A.	889	84,609
KBC Group N.V.	1,193	77,413
Proximus SADP	3,264	93,797
	Shares	Value
Belgium-(continued)
Sofina S.A.	432	$ 84,269
Solvay S.A.	784	81,058
Telenet Group Holding N.V.	1,968	97,507
UCB S.A.	964	75,798
Umicore S.A.	2,044	64,723
		900,531
Canada-3.78%
Alimentation Couche-Tard, Inc., Class B	1,488	91,672
Bank of Nova Scotia (The)	1,530	82,096
BCE, Inc.	1,911	86,793
Canadian Imperial Bank of Commerce	971	76,776
Canadian Tire Corp. Ltd., Class A(a)	757	83,076
Canadian Utilities Ltd., Class A	3,313	90,674
CGI, Inc., Class A(b)	1,294	100,099
Constellation Software, Inc.	102	97,537
Fairfax Financial Holdings Ltd.	175	81,486
Fortis, Inc.	2,375	94,085
Franco-Nevada Corp.	1,136	99,226
George Weston Ltd.	1,239	98,486
Great-West Lifeco, Inc.	3,712	81,920
Hydro One Ltd., REGS(c)	5,502	97,667
Intact Financial Corp.	1,017	95,276
Loblaw Cos., Ltd.	1,697	88,498
Metro, Inc.	2,252	88,526
National Bank of Canada	1,797	87,418
Power Corp. of Canada	4,071	86,743
Power Financial Corp.	3,894	85,670
RioCan REIT	4,450	88,177
Rogers Communications, Inc., Class B	1,524	79,511
Royal Bank of Canada	1,083	85,954
Saputo, Inc.	2,596	78,800
Shaw Communications, Inc., Class B	4,102	80,812
Sun Life Financial, Inc.	2,221	92,754
Teck Resources Ltd., Class B	3,788	77,886
TELUS Corp.	2,366	85,476
Thomson Reuters Corp.	1,577	106,450
Wheaton Precious Metals Corp.	3,931	103,278
		2,672,822
China-1.09%
AAC Technologies Holdings, Inc.	13,835	75,556
China Mengniu Dairy Co. Ltd.(b)	26,747	108,657
Kerry Logistics Network Ltd.	51,907	89,254
Lenovo Group Ltd.	92,611	75,244
Nexteer Automotive Group Ltd.	61,053	64,033
Shougang Fushan Resources Group Ltd.	371,924	77,446
Tingyi Cayman Islands Holding Corp.	60,985	91,463
Towngas China Co., Ltd.(b)	103,804	79,299
Uni-President China Holdings Ltd.	93,713	111,456
		772,408
Denmark-1.56%
Carlsberg A/S, Class B	721	99,077
Chr Hansen Holding A/S	838	73,771
Demant A/S(b)	2,855	84,863
Genmab A/S(b)	503	93,900
GN Store Nord A/S	1,747	83,643
H Lundbeck A/S	1,838	71,638
Jyske Bank A/S(b)	2,254	72,359
Novo Nordisk A/S, Class B	1,760	85,026
Novozymes A/S, Class B	1,834	85,675
Orsted A/S, REGS(c)	1,192	109,520

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Denmark-(continued)
Pandora A/S	1,599	$ 61,941
Rockwool International A/S, Class B	352	86,653
Tryg A/S	3,171	97,494
		1,105,560
Finland-1.15%
Elisa Oyj	1,988	94,027
Fortum Oyj	3,871	89,648
Huhtamaki Oyj	2,329	89,099
Kesko Oyj, Class B	1,430	87,314
Kone Oyj, Class B	1,784	102,494
Nokian Renkaat Oyj	2,446	70,726
Nordea Bank Abp	9,346	60,520
Orion Oyj, Class B	2,405	83,036
Sampo Oyj, Class A	1,765	74,027
Wartsila Oyj Abp	5,165	65,472
		816,363
France-5.95%
Accor S.A.	2,000	89,740
Adevinta ASA, Class A(b)	1,005	11,375
Adevinta ASA, Class B(b)	1,242	13,930
Aeroports de Paris	429	74,370
Air France-KLM(b)	6,596	69,210
Air Liquide S.A.	686	95,474
Alstom S.A.	2,004	87,108
BioMerieux	1,010	86,083
Bollore S.A.	20,677	89,601
Bouygues S.A.	2,253	81,225
CNP Assurances	3,720	77,452
Covivio	882	90,689
Danone S.A.	1,120	97,765
Dassault Systemes S.E.	585	89,885
Edenred	1,966	99,466
Electricite de France S.A.	5,742	71,699
Elis S.A.	5,451	101,840
Engie S.A.	5,334	82,669
EssilorLuxottica S.A.	718	98,049
Eurazeo S.E.	1,194	80,628
Eutelsat Communications S.A.	4,268	82,304
Gecina S.A.	585	90,275
Getlink S.E.	5,940	86,307
Hermes International	135	95,687
ICADE	1,028	89,849
Iliad S.A.(a)	838	87,518
Ipsen S.A.	635	73,317
Klepierre S.A.	2,491	77,214
Lagardere SCA	3,390	77,376
Legrand S.A.	1,290	91,721
L’Oreal S.A.	339	91,341
Orange S.A.	5,705	85,275
Orpea	734	92,593
Pernod Ricard S.A.	508	89,960
Publicis Groupe S.A.	1,594	79,349
Remy Cointreau S.A.(a)	684	101,974
Renault S.A.	1,227	69,045
Rubis SCA	1,452	82,288
Sanofi	1,026	86,202
Sartorius Stedim Biotech	728	117,287
SCOR S.E.	1,900	78,695
Societe BIC S.A.	939	65,761
Sodexo S.A.	787	90,823
Suez	6,516	96,345
	Shares	Value
France-(continued)
Teleperformance	484	$ 102,173
Thales S.A.	713	81,013
Unibail-Rodamco-Westfield	524	70,594
Veolia Environnement S.A.	3,850	97,948
Vinci S.A.	927	96,235
Wendel S.A.	695	96,727
		4,211,454
Germany-4.69%
1&1 Drillisch AG(a)	2,151	65,381
adidas AG	360	116,059
Allianz S.E.	385	90,190
Aroundtown S.A.	9,910	79,796
Axel Springer S.E.(a)	1,477	102,698
Bayerische Motoren Werke AG	876	65,182
Bayerische Motoren Werke AG, Preference Shares	146	8,754
Beiersdorf AG	939	109,776
Carl Zeiss Meditec AG, BR	1,002	110,949
Delivery Hero S.E., REGS(b)(c)	2,204	106,942
Deutsche Boerse AG	686	96,467
Deutsche Telekom AG	5,129	84,974
Deutsche Wohnen S.E.	1,849	68,389
E.ON S.E.	7,650	77,118
Fielmann AG	1,293	90,840
Fraport AG Frankfurt Airport Services Worldwide	1,048	88,353
FUCHS PETROLUB S.E.	2,102	75,009
Hannover Rueck S.E.	579	91,348
Henkel AG & Co. KGaA	325	30,776
Henkel AG & Co. KGaA, Preference Shares	561	58,239
HOCHTIEF AG	549	62,837
Innogy S.E., REGS(c)	1,848	89,525
KION Group AG	1,445	78,207
LEG Immobilien AG	776	90,461
Merck KGaA	822	84,602
METRO AG(a)	5,129	79,949
Muenchener Rueckversicherungs-Gesellschaft AG	365	88,512
Puma S.E.	1,590	111,972
Rational AG	130	89,161
Rocket Internet S.E., REGS(b)(c)	3,649	103,683
SAP S.E.	819	101,875
Sartorius AG, Preference Shares	550	113,533
Scout24 AG, REGS(b)(c)	1,646	92,091
Siemens AG	773	85,197
Suedzucker AG	5,764	89,975
Symrise AG	990	92,193
Talanx AG	2,202	93,361
United Internet AG	2,396	72,215
Vonovia S.E.	1,739	85,696
		3,322,285
Hong Kong-4.08%
Bank of East Asia Ltd. (The)	23,908	69,330
Cafe de Coral Holdings Ltd.	32,511	108,399
Cathay Pacific Airways Ltd.	48,839	69,129
Champion REIT	106,412	79,117
CK Hutchison Holdings Ltd.	7,810	73,482
CK Infrastructure Holdings Ltd.	10,180	79,134
CLP Holdings Ltd.	7,221	78,640
Dah Sing Banking Group Ltd.	43,373	75,688
Dairy Farm International Holdings Ltd.	9,442	70,815

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Hong Kong-(continued)
First Pacific Co., Ltd.	206,672	$ 86,862
Great Eagle Holdings Ltd.	17,515	71,153
Hang Seng Bank Ltd.	3,432	81,943
Henderson Land Development Co. Ltd.	16,763	87,264
Hong Kong & China Gas Co., Ltd. (The)	40,892	90,582
Hongkong Land Holdings Ltd.	11,682	71,494
Huabao International Holdings Ltd.	189,273	79,792
Hutchison Telecommunications Hong Kong Holdings Ltd.	216,477	47,013
Hysan Development Co. Ltd.	15,634	74,796
Jardine Matheson Holdings Ltd.	1,210	73,677
Jardine Strategic Holdings Ltd.	2,105	72,622
Link REIT	7,614	88,902
Mapletree North Asia Commercial Trust, REGS(c)	93,501	97,016
MTR Corp. Ltd.	14,782	97,346
NWS Holdings Ltd	35,125	65,512
PCCW Ltd.	143,745	82,083
Power Assets Holdings Ltd.	12,271	88,021
Shangri-La Asia Ltd.	60,985	74,557
Sino Land Co. Ltd.	44,825	73,068
Sun Art Retail Group Ltd.	83,960	85,377
Swire Pacific Ltd., Class A	5,738	65,752
Swire Pacific Ltd., Class B	10,938	19,562
Swire Properties Ltd.	20,892	75,931
United Energy Group Ltd.(b)	531,450	96,406
Vitasoy International Holdings Ltd.	20,336	96,252
VTech Holdings Ltd.	8,118	71,505
WH Group Ltd.(c)	97,206	95,742
Yue Yuen Industrial Holdings Ltd.	26,151	73,329
		2,887,293
Ireland-0.43%
AIB Group PLC(a)	18,773	64,796
Flutter Entertainment PLC	1,075	86,085
Glanbia PLC	4,172	54,812
Kerry Group PLC, Class A	824	96,698
		302,391
Israel-3.36%
Airport City Ltd.(b)	5,920	109,583
Alony Hetz Properties & Investments Ltd.	7,786	106,852
Amot Investments Ltd.	14,879	105,692
Azrieli Group Ltd.	1,520	107,451
Bank Hapoalim BM(b)	12,365	94,376
Bank Leumi Le-Israel BM	13,007	95,482
Bezeq The Israeli Telecommunication Corp. Ltd.	97,380	66,834
Delek Group Ltd.	495	76,156
Elbit Systems Ltd.	649	104,823
First International Bank Of Israel Ltd.	3,554	92,364
Gazit-Globe Ltd.	10,924	98,840
Harel Insurance Investments & Financial Services Ltd.	12,030	94,812
Israel Chemicals Ltd.	14,781	80,480
Israel Corp. Ltd. (The)(b)	306	75,430
Israel Discount Bank Ltd., Class A	24,016	104,803
Melisron Ltd.	1,775	94,108
Migdal Insurance & Financial Holding Ltd.	86,358	106,191
Mizrahi Tefahot Bank Ltd.(b)	4,481	108,280
Nice Ltd.(b)	737	113,577
Oil Refineries Ltd.(b)	159,581	86,387
Paz Oil Co. Ltd.	548	78,292
Phoenix Holdings Ltd. (The)	14,684	92,381
	Shares	Value
Israel-(continued)
Shufersal Ltd.	11,898	$ 88,259
Strauss Group Ltd.	3,359	102,204
Tower Semiconductor Ltd.(b)	4,668	93,042
		2,376,699
Italy-2.72%
A2A S.p.A.	47,526	83,606
Assicurazioni Generali S.p.A.	4,793	89,867
Banca Mediolanum S.p.A.	12,749	91,769
Buzzi Unicem S.p.A.	4,475	91,677
Buzzi Unicem S.p.A., RSP	6,980	99,320
Davide Campari-Milano S.p.A.	9,085	85,170
DiaSorin S.p.A.	866	101,242
Enel S.p.A.	14,342	98,988
Eni S.p.A.	4,880	77,176
Ferrari N.V.	665	107,841
Hera S.p.A.	26,044	97,721
Italgas S.p.A.	14,225	90,562
Mediaset S.p.A.(a)(b)	26,730	78,897
Moncler S.p.A.	2,214	91,627
Poste Italiane S.p.A., REGS(c)	9,628	103,553
Prysmian S.p.A.	4,101	85,248
Recordati S.p.A.	2,304	103,971
Salvatore Ferragamo S.p.A.	4,014	84,803
Snam S.p.A.	17,427	86,131
Terna - Rete Elettrica Nazionale S.p.A.	13,853	84,893
UnipolSai Assicurazioni S.p.A.(a)	34,861	91,408
		1,925,470
Japan-31.47%
ABC-Mart, Inc.	1,495	95,008
Acom Co. Ltd.	25,317	90,006
AEON Financial Service Co. Ltd.(a)	4,285	69,618
Aeon Mall Co. Ltd.	5,256	81,182
Ain Holdings, Inc.	1,245	68,571
Ajinomoto Co. Inc.	5,789	104,343
Alfresa Holdings Corp.	2,910	70,783
Alps Alpine Co. Ltd.	4,189	77,163
ANA Holdings, Inc.	2,255	76,056
Aoyama Trading Co. Ltd.	3,435	64,382
Aozora Bank Ltd.	2,938	67,595
Asahi Group Holdings, Ltd.	1,998	87,134
ASKUL Corp.(a)	3,559	89,356
Autobacs Seven Co. Ltd.	5,199	84,946
Awa Bank Ltd. (The)	3,216	73,369
Bandai Namco Holdings, Inc.	1,992	108,246
Benefit One, Inc.	4,274	73,730
Bic Camera, Inc.	7,404	73,511
Bridgestone Corp.	2,151	81,226
Brother Industries Ltd.	4,576	81,974
Calbee, Inc.	3,048	86,745
Canon Marketing Japan, Inc.	4,549	87,817
Canon, Inc.	2,938	80,381
Capcom Co Ltd.	4,306	90,899
Central Japan Railway Co.	382	77,121
Chubu Electric Power Co. Inc.	5,183	73,467
Chugoku Electric Power Co., Inc. (The)	6,596	82,560
Coca-Cola Bottlers Japan Holdings, Inc.	3,314	82,198
Credit Saison Co. Ltd.	5,831	71,481
CyberAgent, Inc.	2,758	112,276
Dai Nippon Printing Co., Ltd.	3,668	77,498
Daicel Corp.	8,212	70,037
Daiichikosho Co. Ltd.	1,728	71,857

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Daito Trust Construction Co., Ltd.	582	$ 75,447
Daiwa House Industry Co., Ltd.	2,708	77,592
Daiwa Securities Group, Inc.	16,956	73,633
Dentsu, Inc.	2,000	66,682
East Japan Railway Co.	898	82,749
Electric Power Development Co. Ltd.	3,326	74,959
Ezaki Glico Co. Ltd.	1,706	74,478
FamilyMart UNY Holdings Co. Ltd.(a)	2,891	62,040
Fancl Corp.	3,667	92,946
Fast Retailing Co. Ltd.	179	108,068
FP Corp.	1,406	87,280
Fuji Media Holdings, Inc.	5,604	73,447
Fuji Oil Holdings, Inc.	2,507	77,582
Fuji Seal International, Inc.	2,255	66,669
FUJIFILM Holdings Corp.	1,870	89,233
Fujikura Ltd.	20,000	74,050
Fujitsu General Ltd.	6,396	103,267
Fujitsu Ltd.	1,243	97,803
Fukuyama Transporting Co. Ltd.	2,108	80,185
Glory Ltd.	3,448	91,809
GOLDWIN Inc.	737	102,362
H.I.S. Co., Ltd.	2,312	56,876
Hakuhodo DY Holdings, Inc.	5,586	88,388
Hamamatsu Photonics KK	2,405	90,042
Hankyu Hanshin Holdings, Inc.	2,306	81,451
Heiwa Corp.(a)	4,294	88,787
Hikari Tsushin, Inc.	454	100,815
Hirose Electric Co. Ltd.	839	88,633
Hitachi High-Technologies Corp.	2,202	112,559
Hitachi Metals Ltd.	8,229	87,463
Hitachi Transport System Ltd.	2,850	89,510
Hokkaido Electric Power Co. Inc.	13,110	74,621
Hokuriku Electric Power Co.(b)	9,763	70,317
Honda Motor Co., Ltd.	2,999	74,868
Horiba Ltd.	1,671	90,803
House Foods Group, Inc.	2,131	78,900
Hoya Corp.	1,399	108,299
Hulic Co., Ltd.	9,272	80,103
Ibiden Co. Ltd.	5,991	107,874
IHI Corp.	3,163	75,918
Iida Group Holdings Co. Ltd.	4,577	75,626
Isetan Mitsukoshi Holdings Ltd.	8,466	67,681
Ito En Ltd.	1,875	82,460
ITOCHU Corp.	4,742	90,931
Itochu Techno-Solutions Corp.	3,566	92,323
Itoham Yonekyu Holdings, Inc.	14,370	94,896
Japan Airlines Co. Ltd.	2,307	72,817
Japan Exchange Group, Inc.	4,746	70,070
Japan Post Bank Co. Ltd.(a)	7,788	75,889
Japan Post Holdings Co. Ltd.	7,095	69,790
Japan Post Insurance Co. Ltd.	3,726	62,389
Japan Tobacco, Inc.	3,307	73,694
JSR Corp.	5,133	85,522
Kagome Co. Ltd.	3,269	76,324
Kaken Pharmaceutical Co. Ltd.	1,748	85,488
Kandenko Co. Ltd.	9,237	81,161
Kaneka Corp.	2,151	80,532
Kansai Electric Power Co., Inc. (The)	5,737	71,121
Kansai Paint Co. Ltd.	4,526	89,874
Kao Corp.	1,132	83,189
KDDI Corp.	3,515	92,379
Keihan Holdings Co. Ltd.	2,074	84,622
	Shares	Value
Japan-(continued)
Keikyu Corp.	5,199	$ 87,915
Keio Corp.	1,469	91,462
Kewpie Corp.	3,674	83,716
Kinden Corp.	5,344	81,507
Kintetsu Group Holdings Co. Ltd.	1,900	90,647
Kirin Holdings Co. Ltd.	3,725	81,310
Kobayashi Pharmaceutical Co. Ltd.	1,040	74,713
Kobe Steel Ltd.	10,585	68,633
Koei Tecmo Holdings Co. Ltd.	4,864	94,166
KOKUYO Co., Ltd.	5,688	77,167
Komeri Co. Ltd.	3,364	69,650
Konami Holdings Corp.	2,061	88,078
Konica Minolta, Inc.	8,584	71,945
Kose Corp.	532	91,186
K’s Holdings Corp.	9,142	83,863
Kuraray Co. Ltd.	6,394	76,322
Kusuri no Aoki Holdings Co., Ltd.	1,196	79,862
KYORIN Holdings, Inc.	4,274	72,313
Kyoritsu Maintenance Co. Ltd.	1,818	78,949
Kyowa Hakko Kirin Co. Ltd.	4,475	74,312
Kyudenko Corp.	2,439	76,040
Kyushu Electric Power Co., Inc.	7,019	70,012
Kyushu Railway Co.	2,489	71,294
Lawson, Inc.	1,444	72,483
Lintec Corp.	3,726	78,964
Lion Corp.	4,198	83,013
Maeda Road Construction Co. Ltd.	4,346	92,784
Maruha Nichiro Corp.	2,556	75,215
Maruichi Steel Tube Ltd.	2,816	74,540
Matsui Securities Co. Ltd.	7,735	64,616
Mazda Motor Corp.	7,353	73,073
Medipal Holdings Corp.	3,631	77,720
Megmilk Snow Brand Co. Ltd.	3,480	75,001
MEIJI Holdings Co. Ltd.	1,081	75,369
Miraca Holdings, Inc.	3,163	72,043
Mitsubishi Corp.	2,995	81,002
Mitsubishi Estate Co., Ltd.	4,856	89,986
Mitsubishi Heavy Industries Ltd.	2,108	87,523
Mitsubishi Motors Corp.	14,680	65,169
Mitsubishi Shokuhin Co. Ltd.	3,276	82,673
Mitsubishi Tanabe Pharma Corp.	6,091	69,395
Mitsui & Co., Ltd.	5,502	90,150
Mitsui Chemicals, Inc.	3,406	78,676
Mizuho Financial Group, Inc.	53,366	75,890
Mochida Pharmaceutical Co. Ltd.	1,634	69,002
MonotaRO Co. Ltd.	3,571	78,804
Morinaga & Co. Ltd.	1,918	90,623
Morinaga Milk Industry Co. Ltd.	2,657	103,882
Murata Manufacturing Co., Ltd.	1,662	74,134
Nagoya Railroad Co. Ltd.	3,112	86,130
Nankai Electric Railway Co. Ltd.	3,136	75,587
NEC Corp.	2,556	105,465
NEXON Co., Ltd.(b)	5,713	91,134
NH Foods Ltd.	2,306	86,123
Nichirei Corp.	3,466	80,828
Nihon Kohden Corp.	2,841	78,446
Nikon Corp.	5,516	75,088
Nippo Corp.	4,346	83,418
Nippon Express Co., Ltd.	1,430	81,131
Nippon Kayaku Co. Ltd.	6,950	82,190
Nippon Paint Holdings Co. Ltd.	2,182	95,560
Nippon Shokubai Co. Ltd.	1,261	82,576

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Nippon Telegraph & Telephone Corp.	1,953	$ 88,535
Nippon Television Holdings, Inc.	5,515	76,344
Nishi-Nippon Railroad Co. Ltd.	3,509	74,559
Nissan Chemical Corp.	1,698	74,832
Nissan Motor Co. Ltd.	9,680	63,371
Nissan Shatai Co. Ltd.	9,626	81,122
Nisshin Seifun Group, Inc.	3,985	75,791
Nissin Foods Holdings Co. Ltd.	1,243	77,734
Nitori Holdings Co. Ltd.	686	93,067
NOF Corp.	2,489	89,634
Nomura Real Estate Holdings, Inc.	4,468	91,232
NTT Data Corp.	7,962	105,231
NTT DOCOMO, Inc.	3,617	87,114
OBIC Business Consultants Co. Ltd.	2,185	94,685
OBIC Co. Ltd.	887	95,338
Odakyu Electric Railway Co. Ltd.	3,616	81,196
Olympus Corp.	7,715	84,771
Ono Pharmaceutical Co. Ltd.	4,057	74,097
Orient Corp.	77,326	91,160
Oriental Land Co. Ltd.	787	104,668
ORIX Corp.	5,874	84,478
Osaka Gas Co. Ltd.	4,122	76,081
OSG Corp.	4,274	85,696
Otsuka Holdings Co. Ltd.	2,017	74,624
Paltac Corp.	1,649	81,406
Pan Pacific International Holdings Corp.	1,445	92,629
Panasonic Corp.	9,033	76,931
PeptiDream, Inc.(b)	1,784	100,394
Pigeon Corp.(a)	2,014	74,569
Pilot Corp.	1,853	70,314
Rakuten, Inc.	10,747	110,464
Rengo Co. Ltd.	9,630	73,705
Rinnai Corp.	1,294	87,836
Rohm Co. Ltd.	1,294	91,411
Rohto Pharmaceutical Co. Ltd.	3,163	92,057
Ryohin Keikaku Co. Ltd.	360	64,424
Sankyo Co. Ltd.	2,316	80,204
Sankyu, Inc.	1,700	91,596
Sanrio Co. Ltd.(a)	4,021	81,661
Sanwa Holdings Corp.	7,225	81,383
Sawai Pharmaceutical Co. Ltd.	1,494	83,111
SCREEN Holdings Co. Ltd.	2,051	112,963
Secom Co. Ltd.	1,018	80,174
Seibu Holdings, Inc.	4,687	74,206
Seino Holdings Co., Ltd.	6,199	77,934
Sekisui House Ltd.	5,762	97,409
Seven & i Holdings Co., Ltd.	1,920	65,925
Seven Bank Ltd.	28,798	78,245
Shiga Bank Ltd. (The)	3,690	81,872
Shikoku Electric Power Co., Inc.	6,762	63,961
Shimachu Co. Ltd.	3,139	69,878
Shimamura Co. Ltd.	990	70,392
Shimano, Inc.	585	83,137
Shiseido Co. Ltd.	1,232	91,298
SKY Perfect JSAT Holdings, Inc.	19,428	77,121
Skylark Holdings Co. Ltd.	5,552	97,464
SMC Corp.	227	83,336
Sohgo Security Services Co. Ltd.	2,014	98,312
Sojitz Corp.	22,655	71,361
Sompo Holdings, Inc.	2,301	96,045
Sony Corp.	1,748	99,334
Sony Financial Holdings, Inc.	4,513	110,191
	Shares	Value
Japan-(continued)
Sotetsu Holdings, Inc.	2,816	$ 74,773
Stanley Electric Co. Ltd.	2,938	73,277
Subaru Corp.	3,319	77,782
Sugi Holdings Co. Ltd.	1,951	94,518
Sumitomo Bakelite Co. Ltd.	2,252	77,262
Sumitomo Dainippon Pharma Co. Ltd.	3,328	61,518
Sumitomo Mitsui Financial Group, Inc.	2,367	82,995
Sumitomo Mitsui Trust Holdings, Inc.	2,255	77,552
Sumitomo Osaka Cement Co. Ltd.	2,040	78,350
Sumitomo Realty & Development Co., Ltd.	2,255	82,599
Sundrug Co. Ltd.	2,708	75,447
Suntory Beverage & Food Ltd.	1,926	76,898
Suzuken Co., Ltd.	1,545	85,806
Suzuki Motor Corp.	1,646	64,718
Taisei Corp.	1,798	62,431
Taisho Pharmaceutical Holdings Co. Ltd.	791	60,686
Taiyo Nippon Sanso Corp.	6,037	124,604
Takara Bio, Inc.	3,707	73,611
Takashimaya Co. Ltd.(a)	6,394	73,789
Takeda Pharmaceutical Co. Ltd.	2,103	70,407
Teijin Ltd.	4,978	86,699
Terumo Corp.	2,756	80,770
Toho Co. Ltd.	2,357	92,261
Toho Gas Co. Ltd.	1,899	72,672
Tohoku Electric Power Co., Inc.	6,560	65,917
Tokio Marine Holdings, Inc.	1,747	93,275
Tokyo Century Corp.	1,895	78,976
Tokyo Electric Power Co. Holdings, Inc.(b)	13,379	64,692
Tokyo Gas Co., Ltd.	3,011	75,473
Toray Industries, Inc.	12,060	83,629
Toshiba Corp.	2,703	86,760
Toshiba Plant Systems & Services Corp.	4,566	76,917
Tosoh Corp.	5,854	82,654
Toyo Suisan Kaisha Ltd.	2,310	93,506
Toyoda Gosei Co. Ltd.	3,726	68,978
Toyota Boshoku Corp.	5,233	73,790
Toyota Motor Corp.	1,408	91,087
Trend Micro, Inc.	1,747	76,670
Tsumura & Co.	2,662	73,798
TV Asahi Holdings Corp.	4,640	76,625
Unicharm Corp.	2,607	74,386
USS Co. Ltd.	4,687	93,546
Wacoal Holdings Corp.	3,370	82,252
Welcia Holdings Co. Ltd.	2,359	110,373
West Japan Railway Co.	1,141	93,928
Yamada Denki Co. Ltd.	17,864	79,140
Yamaguchi Financial Group, Inc.	9,033	63,312
Yamato Holdings Co. Ltd.	3,264	64,438
Yamazaki Baking Co. Ltd.	4,930	75,465
Yaoko Co. Ltd.	1,610	74,291
Zenkoku Hosho Co. Ltd.	2,304	90,505
Zensho Holdings Co. Ltd.	3,643	78,749
Zeon Corp.	8,337	97,825
		22,272,685
Luxembourg-0.45%
L’Occitane International S.A.	45,225	94,172
RTL Group S.A.	1,526	75,709
SES S.A., FDR	4,156	69,224
Tenaris S.A.	6,385	80,937
		320,042

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Macau-0.10%
Macau Legend Development Ltd.(b)	490,901	$ 70,237
Mexico-0.08%
Fresnillo PLC(a)	7,212	53,073
Netherlands-1.64%
Aalberts N.V.	2,308	93,692
Akzo Nobel N.V.	940	89,432
ASR Nederland N.V.	1,949	73,846
EXOR N.V.	1,396	97,859
GrandVision N.V., REGS(c)	3,935	118,994
Heineken Holding N.V.	888	90,664
Heineken N.V.	880	95,157
Koninklijke Ahold Delhaize N.V.	3,275	74,587
Koninklijke KPN N.V.(a)	27,057	77,753
Koninklijke Vopak N.V.	1,721	85,461
NN Group N.V.	1,937	73,391
Signify N.V., REGS(a)(c)	3,263	89,191
Wolters Kluwer N.V.	1,344	98,104
		1,158,131
New Zealand-1.23%
a2 Milk Co. Ltd.(b)	8,690	103,352
Air New Zealand Ltd.	49,279	88,303
Auckland International Airport Ltd.	16,160	99,243
Contact Energy Ltd.	19,801	101,805
Kiwi Property Group Ltd.	87,678	93,745
Mercury NZ Ltd.	35,507	106,979
Meridian Energy Ltd.	34,595	107,428
SKYCITY Entertainment Group Ltd.	32,071	84,667
Spark New Zealand Ltd.	33,256	87,357
		872,879
Norway-0.82%
Gjensidige Forsikring ASA	4,819	94,626
Leroy Seafood Group ASA	10,943	69,777
Mowi ASA	3,610	87,595
Orkla ASA	10,649	91,523
Salmar ASA	1,784	83,184
Schibsted ASA, Class A	1,005	27,396
Schibsted ASA, Class B	1,242	32,357
Telenor ASA	4,395	90,128
		576,586
Poland-0.96%
Bank Polska Kasa Opieki S.A.	2,824	75,676
Cyfrowy Polsat S.A.	13,138	102,531
Dino Polska S.A., REGS(b)(c)	3,040	115,385
LPP S.A.	41	83,560
PGE Polska Grupa Energetyczna S.A.(b)	27,084	62,523
Polskie Gornictwo Naftowe i Gazownictwo S.A.	47,032	68,790
Powszechna Kasa Oszczednosci Bank Polski S.A.	8,362	88,785
Powszechny Zaklad Ubezpieczen S.A.	7,827	85,016
		682,266
Portugal-0.26%
EDP - Energias de Portugal S.A.	23,828	88,106
Jeronimo Martins SGPS S.A.	5,784	94,055
		182,161
Russia-0.40%
Evraz PLC	11,665	92,984
	Shares	Value
Russia-(continued)
Polymetal International PLC	7,252	$ 88,406
VEON Ltd.	33,358	102,880
		284,270
Singapore-3.09%
Ascendas REIT	40,897	91,443
BOC Aviation Ltd., REGS(c)	9,711	84,110
CapitaLand Commercial Trust	61,036	91,874
CapitaLand Ltd.	32,769	86,678
CapitaLand Mall Trust	47,208	90,377
ComfortDelGro Corp. Ltd.	48,468	95,976
Frasers Property Ltd.	67,524	89,305
Jardine Cycle & Carriage Ltd.	3,120	77,080
Keppel REIT	92,611	83,912
Mapletree Commercial Trust	65,637	99,279
Mapletree Industrial Trust	57,437	94,431
Mapletree Logistics Trust	82,362	92,680
SATS Ltd.	22,916	80,710
Sembcorp Industries Ltd.	43,317	74,065
SIA Engineering Co. Ltd.	48,386	93,693
Singapore Airlines Ltd.	11,410	80,622
Singapore Exchange Ltd.	14,920	86,344
Singapore Post Ltd.	111,677	78,746
Singapore Press Holdings Ltd.	46,104	74,451
Singapore Technologies Engineering Ltd.	30,751	95,272
Singapore Telecommunications Ltd.	37,825	92,037
Suntec REIT	59,352	82,834
Venture Corp. Ltd.	6,613	75,091
Wilmar International Ltd.	36,236	105,646
Wing Tai Holdings Ltd.	56,104	86,500
		2,183,156
South Africa-0.21%
Anglo American PLC	3,119	77,871
Investec PLC	12,855	74,011
		151,882
South Korea-6.95%
BGF Co. Ltd.	10,582	55,544
BNK Financial Group, Inc.	13,219	78,212
Cheil Worldwide, Inc.	3,894	88,867
CJ CheilJedang Corp.	297	71,545
CJ CheilJedang Corp., Preference Shares	731	73,835
CJ Corp.	783	61,682
CJ ENM Co., Ltd.	416	58,263
CJ Logistics Corp.(b)	500	57,899
Daelim Industrial Co. Ltd.	1,040	92,739
DB Insurance Co. Ltd.	1,294	61,359
DGB Financial Group, Inc.	11,138	70,889
Dongsuh Cos., Inc.	4,494	67,803
Doosan Bobcat, Inc.	2,958	89,758
E-MART, Inc.	532	54,859
Fila Korea Ltd.	1,708	97,447
GS Holdings Corp.	1,746	74,232
GS Retail Co. Ltd.	2,538	80,016
Hana Financial Group, Inc.	2,453	72,049
Hankook Tire & Technology Co., Ltd.	2,204	57,564
Hanmi Pharm Co. Ltd.	195	47,798
Hanmi Science Co. Ltd.	1,168	46,351
Hanon Systems	7,649	75,643
Hanwha Corp., Preference Shares	6,110	69,203
Hite Jinro Co. Ltd.	5,299	95,401
Hyundai Department Store Co. Ltd.	981	61,442

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
South Korea-(continued)
Hyundai Glovis Co. Ltd.	670	$ 87,212
Hyundai Marine & Fire Insurance Co. Ltd.	2,501	59,085
Hyundai Mipo Dockyard Co. Ltd.	1,536	55,631
Industrial Bank of Korea	6,718	74,670
Kakao Corp.	924	99,187
Kangwon Land, Inc.	3,034	78,857
KB Financial Group, Inc.	2,163	79,346
Kia Motors Corp.	2,623	96,996
Korea Zinc Co. Ltd.	204	76,300
Korean Air Lines Co. Ltd.	2,554	55,156
KT&G Corp.	906	73,745
Kumho Petrochemical Co. Ltd.	960	66,294
LG Chem Ltd.	230	65,612
LG Chem Ltd., Preference Shares	44	6,676
LG Corp.	1,293	77,267
LG Household & Health Care Ltd., Preference Shares	132	89,703
LG Uplus Corp.	6,210	68,236
Lotte Chemical Corp.	293	57,703
Lotte Chilsung Beverage Co. Ltd.	588	72,065
LOTTE Fine Chemical Co., Ltd.	1,890	77,878
Lotte Shopping Co. Ltd.	518	59,545
Medy-Tox, Inc.	180	63,580
NCSoft Corp.	216	87,908
Netmarble Corp., REGS(b)(c)	784	60,170
NongShim Co. Ltd.	358	71,110
Orion Corp.	836	57,095
Ottogi Corp.	129	70,328
POSCO	356	67,854
POSCO Chemtech Co., Ltd.	1,454	59,851
S-1 Corp.	922	81,438
Samsung Card Co. Ltd.	2,801	85,941
Samsung Electro-Mechanics Co. Ltd.	880	68,430
Samsung Engineering Co. Ltd.(b)	5,863	81,520
Samsung Fire & Marine Insurance Co., Ltd.	300	66,689
Samsung Fire & Marine Insurance Co., Ltd., Preference Shares	23	3,519
Samsung Life Insurance Co. Ltd.	1,091	70,176
Samsung SDI Co. Ltd.	412	86,711
Shinhan Financial Group Co., Ltd.	2,190	80,521
SK Holdings Co. Ltd.	362	67,621
SK Hynix, Inc.	1,291	83,913
SK Innovation Co. Ltd.	519	75,014
SK Telecom Co., Ltd.	363	76,245
S-Oil Corp.	936	74,446
Woongjin Coway Co., Ltd.	1,013	71,837
Woori Financial Group, Inc.	6,384	70,688
		4,920,169
Spain-2.28%
Acerinox S.A.	7,724	65,273
ACS Actividades de Construccion y Servicios S.A.	2,004	81,664
Aena SME, S.A., REGS(c)	483	88,248
Amadeus IT Group S.A.	1,091	86,682
Bankinter S.A.	10,488	68,523
Corp Financiera Alba S.A.	1,745	90,247
EDP Renovaveis S.A.	9,054	93,549
Enagas S.A.	2,995	65,609
Endesa, S.A.	3,411	84,881
Ferrovial, S.A.	3,854	101,054
Fomento de Construcciones y Contratas S.A.	6,212	79,539
Grifols S.A.(a)	2,024	66,028
	Shares	Value
Spain-(continued)
Grifols S.A., Class B, Preference Shares	1,598	$ 36,474
Iberdrola S.A.	10,469	99,894
Inmobiliaria Colonial Socimi, S.A.	8,487	95,439
Mapfre, S.A.	30,954	85,919
Merlin Properties SOCIMI, S.A.	6,800	93,503
Red Electrica Corp. S.A.	3,915	74,538
Repsol S.A.	5,071	81,219
Telefonica S.A.	9,829	75,741
		1,614,024
Sweden-2.12%
Assa Abloy AB, Class B	4,206	97,728
Castellum AB	4,764	97,583
Electrolux AB, Series B	3,218	75,207
Elekta AB, Class B	7,393	105,965
Essity AB, Class B	3,111	93,397
Fastighets AB Balder, Class B(b)	2,759	95,541
Husqvarna AB, Class B	10,629	95,109
ICA Gruppen AB(a)	2,205	98,652
Investment AB Latour, Class B	6,612	91,256
L E Lundbergforetagen AB, Class B	2,758	103,096
Securitas AB, Class B	5,452	85,248
Skandinaviska Enskilda Banken AB, Class A	8,164	77,494
Skandinaviska Enskilda Banken AB, Class C	128	1,224
Svenska Handelsbanken AB, Class A	7,226	65,683
Svenska Handelsbanken AB, Class B	208	1,988
Swedbank AB, Class A	4,626	63,749
Swedish Match AB	1,791	69,059
Tele2 AB, Class B	6,425	92,727
Telia Co. AB	19,395	87,239
		1,497,945
Switzerland-3.40%
Alcon, Inc.(b)	179	10,487
Banque Cantonale Vaudoise	107	79,980
Barry Callebaut AG	51	100,403
Chocoladefabriken Lindt & Spruengli AG	1	83,131
Chocoladefabriken Lindt & Spruengli AG, PC	8	59,232
Coca-Cola HBC AG	2,496	86,675
DKSH Holding AG	1,441	73,214
Flughafen Zurich AG	480	88,048
Geberit AG	217	100,719
Georg Fischer AG	95	82,525
Givaudan S.A.	34	90,873
Helvetia Holding AG	716	91,634
Logitech International S.A.	2,298	95,680
Nestle S.A.	968	103,351
Novartis AG	931	86,009
Pargesa Holding S.A., BR	1,040	78,473
PSP Swiss Property AG	837	100,778
Roche Holding AG	303	81,611
Schindler Holding AG	128	28,987
Schindler Holding AG, PC	258	59,992
SGS S.A.	34	84,485
Sika AG	633	92,073
Sonova Holding AG	455	105,477
Swatch Group AG (The)	328	18,023
Swatch Group AG (The), BR	228	66,742
Swiss Life Holding AG	196	95,327
Swiss Prime Site AG(b)	1,045	92,414
Swiss Re AG	879	85,734

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Switzerland-(continued)
Swisscom AG	186	$ 90,652
Zurich Insurance Group AG	260	91,000
		2,403,729
Taiwan-0.10%
FIT Hon Teng Ltd., REGS(c)	163,185	67,751
United Arab Emirates-0.11%
NMC Health PLC	2,519	76,308
United Kingdom-7.24%
Admiral Group PLC	2,914	77,320
Amcor PLC, CHS	7,984	85,461
Ashmore Group PLC(a)	15,440	101,428
Associated British Foods PLC	2,909	86,199
AstraZeneca PLC	1,004	86,804
Auto Trader Group PLC, REGS(c)	13,717	91,000
Barclays PLC	37,917	71,535
Berkeley Group Holdings PLC	1,674	79,489
BT Group PLC	29,369	69,469
Bunzl PLC	2,726	71,764
Centrica PLC	49,966	46,546
Cineworld Group PLC	23,566	73,610
CNH Industrial N.V.	7,806	79,733
Cobham PLC(b)	52,846	106,961
Compass Group PLC	3,810	97,175
Croda International PLC	1,291	74,106
DCC PLC	975	83,115
Derwent London PLC	2,040	72,938
Diageo PLC	2,206	93,014
Direct Line Insurance Group PLC	17,928	70,773
easyJet PLC	4,829	57,000
Experian PLC	3,314	101,446
GlaxoSmithKline PLC	4,223	88,039
GVC Holdings PLC	9,456	68,498
Halma PLC	4,204	102,437
Hiscox Ltd.	4,025	83,783
Howden Joinery Group PLC	12,005	81,582
HSBC Holdings PLC	10,348	83,208
IMI PLC	6,857	87,781
Inchcape PLC	10,667	81,567
Informa PLC	9,255	99,044
International Consolidated Airlines Group, S.A.	10,571	54,933
Lloyds Banking Group PLC	100,642	65,719
London Stock Exchange Group PLC	1,453	117,885
Marks & Spencer Group PLC	25,485	64,875
National Grid PLC	7,425	76,760
Pearson PLC(a)	7,521	80,230
Pennon Group PLC	8,202	72,028
Phoenix Group Holdings PLC	9,173	78,129
Reckitt Benckiser Group PLC	1,132	88,321
RELX PLC	3,713	88,814
Renishaw PLC	1,492	70,408
	Shares	Value
United Kingdom-(continued)
Rightmove PLC	13,490	$ 87,280
Rolls-Royce Holdings PLC(b)	6,444	68,015
Royal Mail PLC	22,790	58,517
RSA Insurance Group PLC	12,362	84,856
Sage Group PLC (The)	9,682	85,357
Schroders PLC	2,392	87,076
Segro PLC	9,742	91,158
Severn Trent PLC	3,150	77,719
Smith & Nephew plc	4,475	101,862
Smiths Group PLC	4,533	91,138
Spirax-Sarco Engineering PLC	960	105,734
SSE PLC	5,283	71,189
Standard Chartered PLC	10,755	89,128
Standard Life Aberdeen PLC	26,988	98,740
Tate & Lyle PLC	9,473	87,620
Unilever N.V.	1,596	92,990
Unilever PLC	1,597	96,902
United Utilities Group PLC	7,543	72,835
Whitbread PLC(a)	1,361	75,375
WPP PLC	7,785	92,502
		5,126,920
United States-0.46%
Ferguson PLC	1,210	91,325
QIAGEN N.V.(b)	2,205	84,650
Samsonite International S.A.(c)	27,712	54,802
Waste Connections, Inc.	1,041	94,900
		325,677
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $71,796,708)		70,600,563
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.09%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	1,106,978	1,106,978
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	368,845	368,993
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,475,963)		1,475,971
TOTAL INVESTMENTS IN SECURITIES-101.85% (Cost $73,272,671)		72,076,534
OTHER ASSETS LESS LIABILITIES-(1.85)%		(1,307,167)
NET ASSETS-100.00%		$70,769,367

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
BR-Bearer Shares
CHS-CHESS Depositary Interests
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
REGS-Regulation S
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2019.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $1,665,390, which represented 2.35% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-95.20%
Argentina-4.71%
Banco BBVA Argentina S.A., ADR	2,227	$ 25,811
Banco Macro S.A., ADR	1,444	100,040
Globant S.A.(a)	1,083	114,798
Grupo Financiero Galicia S.A., ADR	3,221	118,340
Pampa Energia S.A., ADR(a)	1,968	64,747
Telecom Argentina S.A., ADR	2,739	46,289
Transportadora de Gas del Sur S.A., Class B, ADR	2,425	37,854
YPF S.A., ADR	5,512	90,673
		598,552
Brazil-4.31%
Ambev S.A.	6,110	32,689
Atacadao Distribuicao Comercio e Industria Ltda	500	3,111
B2W Cia Digital(a)	261	2,632
B3 S.A.–Brasil, Bolsa, Balcao	2,638	29,580
Banco Bradesco S.A.	1,525	12,609
Banco Bradesco S.A., Preference Shares	5,233	47,982
Banco BTG Pactual S.A.	252	4,002
Banco do Brasil S.A.	1,127	14,743
Banco Santander Brasil S.A.	550	6,264
BB Seguridade Participacoes S.A.	899	7,753
BR Malls Participacoes S.A.	984	3,925
Braskem S.A., Class A, Preference Shares(a)	246	2,226
BRF S.A.(a)	700	6,216
CCR S.A.	1,529	6,075
Centrais Eletricas Brasileiras S.A.	300	3,141
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	322	3,389
Cia Brasileira de Distribuicao, Preference Shares	194	4,823
Cia de Saneamento Basico do Estado de Sao Paulo	455	6,457
Cia Energetica de Minas Gerais, Preference Shares	1,147	4,310
Cia Siderurgica Nacional S.A.	800	3,515
Cielo S.A.	1,544	2,971
Cosan S.A.	233	3,151
Embraer S.A.	951	4,881
Energisa S.A.	200	2,626
ENGIE Brasil Energia S.A.	291	3,733
Equatorial Energia S.A.	209	5,249
Gerdau S.A., Preference Shares	1,372	5,014
Hypera S.A.	496	3,978
IRB Brasil Resseguros S.A.	186	4,696
Itau Unibanco Holding S.A., Preference Shares	6,214	57,506
Itausa - Investimentos Itau S.A., Preference Shares	5,706	18,911
Klabin S.A.	905	3,858
Kroton Educacional S.A.	1,894	6,322
Localiza Rent a Car S.A.	714	8,349
Lojas Americanas S.A., Preference Shares	956	4,611
Lojas Renner S.A.	1,026	12,942
M Dias Branco S.A.	145	1,508
Magazine Luiza S.A.	95	6,658
Multiplan Empreendimentos Imobiliarios S.A.	403	3,041
Natura Cosmeticos S.A.	252	4,097
Notre Dame Intermedica Participacoes S.A.	400	4,646
Petrobras Distribuidora S.A.	499	3,528
Petroleo Brasileiro S.A.	3,848	29,443
Petroleo Brasileiro S.A., Preference Shares	5,395	37,395
	Shares	Value
Brazil-(continued)
Porto Seguro S.A.	138	$ 1,911
Raia Drogasil S.A.	292	6,442
Rumo S.A.(a)	1,457	8,488
Sul America S.A.	300	3,350
Suzano Papel e Celulose S.A.	731	5,959
Telefonica Brasil S.A., Preference Shares	593	8,243
TIM Participacoes S.A.	1,109	3,602
Ultrapar Participacoes S.A.	932	4,927
Vale S.A.	4,069	53,866
WEG S.A.	1,098	6,951
		548,295
Chile-3.56%
Aguas Andinas S.A., Class A	24,200	13,603
Banco de Chile	281,620	40,576
Banco de Credito e Inversiones S.A.	461	29,166
Banco Santander Chile	612,918	44,574
Cencosud S.A.	13,624	27,015
Cia Cervecerias Unidas S.A.	1,368	19,261
Colbun S.A.	73,029	13,772
Embotelladora Andina S.A., Class B, Preference Shares	3,298	11,644
Empresa Nacional de Telecomunicaciones S.A.(a)	1,397	12,854
Empresas CMPC S.A.	10,455	24,624
Empresas COPEC S.A.	3,624	33,396
Enel Americas S.A.	266,949	44,235
Enel Chile S.A.	267,958	24,391
Itau CorpBanca	1,422,596	11,080
LATAM Airlines Group S.A.	2,882	27,586
SACI Falabella	6,995	43,407
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	1,063	31,314
		452,498
China-3.52%
3SBio, Inc., REGS(a)(b)(c)	500	851
51job, Inc., ADR(a)	8	620
58.com, Inc., ADR(a)	25	1,409
AAC Technologies Holdings, Inc.	145	786
Agile Group Holdings Ltd.	453	586
Agricultural Bank of China Ltd., Class A	600	313
Agricultural Bank of China Ltd., Class H	7,646	3,103
Air China Ltd., Class H	603	589
Alibaba Group Holding Ltd., ADR(a)	373	64,570
Alibaba Health Information Technology Ltd.(a)	1,157	1,038
Aluminum Corp.of China Ltd., Class A(a)	100	54
Aluminum Corp.of China Ltd., Class H(a)	341	112
Angang Steel Co. Ltd., Class H	466	177
Anhui Conch Cement Co. Ltd., Class H	279	1,615
ANTA Sports Products Ltd.	317	2,356
Autohome, Inc., ADR(a)(c)	15	1,275
Avic Capital Co., Ltd., Class A	100	74
AviChina Industry & Technology Co. Ltd., Class H	1,000	539
BAIC Motor Corp. Ltd., Class H, REGS(b)	500	315
Baidu, Inc., ADR(a)	73	8,154
Bank of Beijing Co., Ltd., Class A	100	82
Bank of China Ltd., Class A	200	108
Bank of China Ltd., Class H	21,241	8,621
Bank of Communications Co. Ltd., Class A	200	169
Bank of Communications Co. Ltd., Class H	2,000	1,454
Bank of Jiangsu Co., Ltd., Class A	100	101

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
China-(continued)
Bank of Nanjing Co., Ltd., Class A	100	$ 120
Bank of Shanghai Co., Ltd., Class A	130	176
Baoshan Iron & Steel Co., Ltd., Class A	100	92
Baozun, Inc., ADR(a)(c)	11	546
BBMG Corp., Class A	100	51
BBMG Corp., Class H	1,000	291
Beijing Capital International Airport Co. Ltd., Class H	559	442
Beijing Enterprises Holdings Ltd.	167	818
Beijing Enterprises Water Group Ltd.(a)	955	500
BOE Technology Group Co., Ltd.	200	117
Brilliance China Automotive Holdings Ltd.	1,000	1,096
BYD Co. Ltd., Class H(c)	212	1,329
BYD Electronic International Co. Ltd.	223	350
CGN Power Co. Ltd., Class H, REGS(b)	3,000	868
China Agri-Industries Holdings Ltd.	1,000	305
China Cinda Asset Management Co. Ltd., Class H	2,000	438
China CITIC Bank Corp. Ltd., Class H	2,000	1,112
China Coal Energy Co. Ltd., Class H	1,000	387
China Communications Construction Co. Ltd., Class H	1,462	1,237
China Communications Services Corp. Ltd., Class H	790	553
China Conch Venture Holdings Ltd.	500	1,725
China Construction Bank Corp., Class A	100	107
China Construction Bank Corp., Class H	25,969	19,994
China Eastern Airlines Corp. Ltd., Class A(a)	100	85
China Eastern Airlines Corp. Ltd., Class H(a)	462	254
China Everbright Bank Co. Ltd., Class A	200	114
China Everbright Bank Co. Ltd., Class H	1,000	451
China Everbright International Ltd.	1,000	884
China Everbright Ltd.	306	406
China Evergrande Group(c)	441	1,162
China Galaxy Securities Co. Ltd., Class H	1,000	536
China Grand Automotive Services Group Co., Ltd., Class A	100	58
China Hongqiao Group Ltd.	216	157
China Huarong Asset Management Co. Ltd., Class H, REGS(b)	3,000	508
China International Capital Corp. Ltd., Class H, REGS(b)	400	759
China Jinmao Holdings Group Ltd.	1,022	661
China Life Insurance Co., Ltd., Class H	1,974	5,047
China Literature Ltd., REGS(a)(b)(c)	60	241
China Longyuan Power Group Corp. Ltd., Class H	1,000	613
China Medical System Holdings Ltd.	452	430
China Mengniu Dairy Co. Ltd.(a)	693	2,815
China Merchants Bank Co. Ltd., Class A	200	1,051
China Merchants Bank Co. Ltd., Class H	1,024	5,101
China Merchants Port Holdings Co. Ltd.	439	728
China Merchants Shekou Industrial Zone Holdings Co., Ltd.	100	297
China Minsheng Banking Corp. Ltd., Class A	200	176
China Minsheng Banking Corp. Ltd., Class H	1,800	1,236
China Mobile Ltd.	1,669	14,207
China Molybdenum Co. Ltd., Class A	100	52
China Molybdenum Co. Ltd., Class H	1,234	355
China National Building Material Co. Ltd., Class H	1,278	1,122
China National Nuclear Power Co., Ltd.	100	82
	Shares	Value
China-(continued)
China Oilfield Services Ltd., Class H	598	$ 673
China Oriental Group Co. Ltd.	369	164
China Overseas Land & Investment Ltd.	933	3,194
China Pacific Insurance (Group) Co., Ltd., Class H	671	2,877
China Petroleum & Chemical Corp., Class A	100	76
China Petroleum & Chemical Corp., Class H	6,428	4,141
China Power International Development Ltd.	1,000	250
China Railway Construction Corp. Ltd., Class A	100	140
China Railway Construction Corp. Ltd., Class H	500	576
China Railway Group Ltd., Class H	1,251	879
China Railway Signal & Communication Corp. Ltd., Class H, REGS(b)	488	326
China Reinsurance Group Corp., Class H	1,000	176
China Resources Beer Holdings Co. Ltd.	353	1,652
China Resources Cement Holdings Ltd.	807	744
China Resources Gas Group Ltd.	294	1,499
China Resources Land Ltd.	732	3,140
China Resources Pharmaceutical Group Ltd., REGS(b)	500	546
China Resources Power Holdings Co. Ltd.	581	836
China Shenhua Energy Co. Ltd., Class H	846	1,676
China Shipbuilding Industry Co., Ltd., Class A	100	87
China Southern Airlines Co., Ltd., Class A	100	106
China Southern Airlines Co., Ltd., Class H	606	392
China State Construction Engineering Corp. Ltd., Class A	200	171
China State Construction International Holdings Ltd.	667	689
China Taiping Insurance Holdings Co. Ltd.	334	929
China Telecom Corp. Ltd., Class H	3,387	1,518
China Tower Corp. Ltd., Class H, REGS(b)	11,102	2,876
China Traditional Chinese Medicine Holdings Co. Ltd.	749	342
China Unicom Hong Kong Ltd.	1,453	1,408
China United Network Communications Ltd., Class A	200	171
China Vanke Co., Ltd.	100	414
China Vanke Co., Ltd., Class H	400	1,510
China Yangtze Power Co., Ltd., Class A	100	272
China Zhongwang Holdings Ltd.	400	203
Chongqing Rural Commercial Bank Co., Ltd., Class H	1,000	525
CIFI Holdings Group Co., Ltd.	1,154	732
CITIC Ltd.	1,440	1,902
CITIC Securities Co. Ltd., Class A	100	335
CITIC Securities Co. Ltd., Class H	460	885
CNOOC Ltd.	4,542	7,470
COSCO SHIPPING Development Co., Ltd., Class A	100	39
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	407	231
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	100	68
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	500	185
COSCO SHIPPING Ports Ltd.	555	482
Country Garden Holdings Co. Ltd.	2,370	3,198
Country Garden Services Holdings Co. Ltd.	330	800
CRRC Corp. Ltd., Class A	200	227
CRRC Corp. Ltd., Class H	1,372	1,083
CSPC Pharmaceutical Group Ltd.	1,556	2,693
Ctrip.com International, Ltd., ADR(a)	108	4,210
Dali Foods Group Co. Ltd., REGS(b)	500	311

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
China-(continued)
Daqin Railway Co. Ltd., Class A	100	$ 115
Datang International Power Generation Co. Ltd., Class H	1,009	227
Dongfeng Motor Group Co. Ltd., Class H	896	802
East Money Information Co., Ltd., Class A	100	210
ENN Energy Holdings Ltd.	277	2,863
Far East Horizon Ltd.	407	377
Focus Media Information Technology Co., Ltd., Class A	100	73
Fosun International Ltd.	500	658
Founder Securities Co., Ltd., Class A	100	101
Future Land Development Holdings Ltd.	586	496
Fuyao Glass Industry Group Co. Ltd., Class H, REGS(b)	167	508
GD Power Development Co., Ltd., Class A	100	37
GDS Holdings Ltd., ADR(a)(c)	18	741
Geely Automobile Holdings Ltd.	1,163	1,768
Genscript Biotech Corp.(a)	303	746
GF Securities Co. Ltd., Class H(a)	400	451
GOME Retail Holdings Ltd.(a)(c)	3,000	320
Great Wall Motor Co. Ltd., Class H	1,000	675
Greenland Holdings Corp. Ltd.	100	101
Greentown Service Group Co. Ltd., REGS(b)	321	272
Guangdong Investment Ltd.	672	1,414
Guanghui Energy Co., Ltd., Class A	100	50
Guangzhou Automobile Group Co. Ltd., Class H	916	937
Guangzhou R&F Properties Co. Ltd., Class H	400	728
Guotai Junan Securities Co., Ltd.	100	262
Guotai Junan Securities Co., Ltd., Class H, REGS(b)	200	324
Haitian International Holdings Ltd.	211	427
Haitong Securities Co., Ltd., Class A	100	200
Haitong Securities Co., Ltd., Class H	670	668
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	100	447
Hengan International Group Co. Ltd.	214	1,610
HengTen Networks Group Ltd.(a)	8,000	151
Hesteel Co. Ltd., Class A	100	40
Hua Hong Semiconductor Ltd., REGS(b)	148	308
HUA XIA Bank Co., Ltd., Class A	100	109
Huadian Power International Corp. Ltd., Class A	100	57
Huadian Power International Corp. Ltd., Class H	539	227
Huaneng Power International, Inc., Class H	1,397	812
Huaneng Renewables Corp. Ltd., Class H	2,000	544
Huatai Securities Co. Ltd., Class A	100	293
Huatai Securities Co. Ltd., Class H, REGS(b)	339	550
Huazhu Group Ltd., ADR	35	1,147
Industrial & Commercial Bank of China Ltd., Class A	300	245
Industrial & Commercial Bank of China Ltd., Class H	16,936	11,400
Industrial Bank Co., Ltd., Class A	200	555
Industrial Securities Co., Ltd., Class A	100	94
Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	200	46
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	100	47
Inner Mongolia Yitai Coal Co. Ltd., Class B	300	304
iQIYI, Inc., ADR(a)(c)	39	725
JD.com, Inc., ADR(a)	194	5,803
Jiangsu Expressway Co. Ltd., Class H	404	545
Jiangxi Copper Co. Ltd., Class H	412	512
	Shares	Value
China-(continued)
Kaisa Group Holdings Ltd.	1,000	$ 414
Kingboard Holdings Ltd.	229	563
Kingdee International Software Group Co. Ltd.	761	720
Kingsoft Corp. Ltd.(a)	272	583
Kunlun Energy Co. Ltd.	1,067	931
KWG Group Holdings Ltd.	500	468
Lee & Man Paper Manufacturing Ltd.	511	312
Legend Holdings Corp., Class H, REGS(b)	100	235
Legend Holdings Corp., Rts., expiring 12/31/2049(a)(d)	7	0
Lenovo Group Ltd.	1,606	1,290
Li Ning Co. Ltd.	500	1,225
Logan Property Holdings Co. Ltd.	454	683
Longfor Group Holdings Ltd., REGS(b)	500	1,838
Luye Pharma Group Ltd., REGS(b)(c)	500	388
Maanshan Iron & Steel Co. Ltd., Class H	572	218
Meitu, Inc., REGS(a)(b)(c)	500	147
Meituan Dianping, Class B(a)(b)	315	2,559
Metallurgical Corp.of China Ltd., Class A	100	43
Metallurgical Corp.of China Ltd., Class H	1,000	244
MMG Ltd.(a)	798	247
Momo, Inc., ADR	38	1,291
NetEase, Inc., ADR	19	4,386
New China Life Insurance Co., Ltd., Class H	200	997
New Oriental Education & Technology Group, Inc., ADR(a)	38	3,964
Nexteer Automotive Group Ltd.	290	300
NIO, Inc., ADR(a)(c)	173	600
Noah Holdings Ltd., ADR(a)(c)	9	291
Peoples Insurance Co. Group of China Ltd. (The), Class H	2,000	843
PetroChina Co., Ltd., Class A	100	94
PetroChina Co., Ltd., Class H	6,361	3,371
PICC Property & Casualty Co. Ltd., Class H	2,175	2,587
Pinduoduo, Inc., ADR(a)	50	1,113
Ping An Bank Co., Ltd.	100	203
Ping An Insurance (Group) Co. of China Ltd., Class A	100	1,273
Ping An Insurance (Group) Co. of China Ltd., Class H	1,467	17,400
Poly Developments and Holdings Group Co., Ltd., Class A	100	204
Postal Savings Bank of China Co. Ltd., Class H, REGS(b)(c)	2,000	1,168
Power Construction Corp. of China Ltd., Class A	100	72
SAIC Motor Corp. Ltd., Class A	100	359
Sany Heavy Industry Co. Ltd., Class A	100	204
SDIC Power Holdings Co., Ltd., Class A	100	123
Semiconductor Manufacturing International Corp.(a)	1,000	1,182
Shaanxi Coal Industry Co., Ltd.	100	137
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	672	642
Shanghai Electric Group Co. Ltd., Class A	100	77
Shanghai Electric Group Co. Ltd., Class H	884	306
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	147	438
Shanghai Industrial Holdings Ltd.	162	333
Shanghai International Port Group Co., Ltd., Class A	100	105

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
China-(continued)
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	240	$ 283
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	200	386
Shanghai Pudong Development Bank Co., Ltd., Class A	200	344
Shenwan Hongyuan Group Co., Ltd., Class A	100	70
Shenzhen International Holdings Ltd.	314	580
Shenzhen Investment Ltd.	1,088	391
Shenzhen Overseas Chinese Town Co., Ltd.	100	104
Shenzhou International Group Holdings Ltd.	188	2,583
Shimao Property Holdings Ltd.	235	649
Shui On Land Ltd.	1,000	213
Sihuan Pharmaceutical Holdings Group Ltd.	1,000	203
SINA Corp.(a)	20	782
Sino Biopharmaceutical Ltd.	1,693	2,058
Sino-Ocean Group Holding Ltd.	1,000	403
Sinopec Engineering Group Co. Ltd., Class H	500	393
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,097	383
Sinopharm Group Co. Ltd., Class H	427	1,576
Sinotrans Ltd., Class H	1,000	343
Sinotruk Hong Kong Ltd.	228	336
SOHO China Ltd.	500	161
Sunac China Holdings Ltd.	639	2,902
Suning.com Co., Ltd.	100	155
Sunny Optical Technology Group Co., Ltd.	235	2,744
TAL Education Group, ADR(a)	94	3,027
TCL Corp., Class A	100	49
Tencent Holdings Ltd.	1,512	70,719
Tencent Music Entertainment Group, ADR(a)(c)	29	414
Tingyi Cayman Islands Holding Corp.	575	859
Tong Ren Tang Technologies Co. Ltd., Class H(c)	187	224
Tongling Nonferrous Metals Group Co., Ltd., Class A	100	34
Towngas China Co., Ltd.(a)	325	248
TravelSky Technology Ltd., Class H	308	601
Tsingtao Brewery Co. Ltd., Class H	119	693
Uni-President China Holdings Ltd.	428	509
Vipshop Holdings Ltd., ADR(a)	131	996
Want Want China Holdings Ltd.	1,000	781
Weibo Corp., ADR(a)	14	548
Weichai Power Co. Ltd., Class H	642	994
Wuxi Biologics Cayman, Inc., REGS(a)(b)	152	1,631
XCMG Construction Machinery Co., Ltd.	100	70
Xiaomi Corp., Class B, REGS(a)(b)(c)	1,000	1,151
Xinhu Zhongbao Co., Ltd., Class A	100	42
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	200	223
Xinyi Solar Holdings Ltd.	981	539
Yanzhou Coal Mining Co. Ltd., Class H	613	542
Yihai International Holding Ltd.(a)	156	831
Yonghui Superstores Co., Ltd., Class A	100	140
Yuexiu Property Co. Ltd.	2,000	453
Yum China Holdings, Inc.	95	4,322
Yuzhou Properties Co. Ltd.	1,000	470
YY, Inc., ADR(a)	14	899
Zhaojin Mining Industry Co. Ltd., Class H	500	568
Zhejiang Expressway Co., Ltd., Class H	474	461
ZhongAn Online P&C Insurance Co. Ltd., Class H, REGS(a)(b)	100	225
	Shares	Value
China-(continued)
Zhongsheng Group Holdings Ltd.	188	$ 523
Zhuzhou CRRC Times Electric Co., Ltd., Class H	100	480
Zijin Mining Group Co. Ltd., Class A	100	52
Zijin Mining Group Co. Ltd., Class H	2,000	796
Zoomlion Heavy Industry Science and Technology Co., Ltd.	100	89
ZTE Corp., Class H(a)	250	751
ZTO Express Cayman, Inc., ADR	84	1,651
		447,282
Colombia-3.78%
Bancolombia S.A.	4,867	58,093
Bancolombia S.A., Preference Shares	9,540	119,551
Cementos Argos S.A.	9,666	22,576
Ecopetrol S.A.	104,242	93,082
Grupo Argos S.A.	6,094	31,132
Grupo Aval Acciones y Valores S.A., Preference Shares	82,092	31,540
Grupo de Inversiones Suramericana S.A.	4,921	51,564
Grupo de Inversiones Suramericana S.A., Preference Shares	2,371	22,900
Interconexion Electrica S.A. ESP	9,295	50,251
		480,689
Czech Republic-3.73%
CEZ AS	9,160	206,958
Komercni banka as	4,310	167,282
Moneta Money Bank AS, REGS(b)	28,929	99,987
		474,227
Egypt-3.74%
Commercial International Bank Egypt S.A.E.	88,373	385,865
Eastern Co., S.A.E.	57,509	54,524
ElSewedy Electric Co.	48,847	35,670
		476,059
Greece-4.60%
Alpha Bank AE(a)	46,805	91,333
Eurobank Ergasias S.A.(a)	93,204	90,897
FF Group(a)(d)	1,216	0
Hellenic Telecommunications Organization S.A.	8,086	111,665
JUMBO S.A.	3,667	71,882
Motor Oil Hellas Corinth Refineries S.A.	2,052	51,177
National Bank of Greece S.A.(a)	18,489	54,202
OPAP S.A.	7,523	85,269
Titan Cement Co.S.A.	1,299	28,329
		584,754
Hong Kong-0.06%
Alibaba Pictures Group Ltd.(a)	4,631	930
China Ding Yi Feng Holdings Ltd.(d)	306	901
China First Capital Group Ltd.(a)	1,062	324
China Gas Holdings Ltd.	400	1,659
Fullshare Holdings Ltd.(a)	2,500	89
Haier Electronics Group Co. Ltd.	417	983
Hutchison China MediTech Ltd., ADR(a)	18	376
Kingboard Laminates Holdings Ltd.	500	414
Nine Dragons Paper Holdings Ltd.	540	440
SSY Group Ltd.	498	442
Sun Art Retail Group Ltd.	788	797
		7,355
Hungary-3.54%
Gedeon Richter Plc	3,914	69,370

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Hungary-(continued)
MOL Hungarian Oil & Gas PLC	11,474	$ 117,662
OTP Bank Nyrt	6,268	263,134
		450,166
India-2.44%
Axis Bank Ltd., GDR, REGS(b)	376	18,424
Dr. Reddys Laboratories Ltd., ADR	475	17,485
GAIL (India) Ltd., GDR, REGS(b)	264	2,785
HDFC Bank Ltd., ADR	405	46,567
ICICI Bank Ltd., ADR	1,181	14,420
Infosys Ltd., ADR	7,251	82,081
Larsen & Toubro Ltd., GDR, REGS(b)	547	11,044
Mahindra & Mahindra Ltd., GDR, REGS(b)	2,260	17,832
Reliance Industries Ltd., GDR, REGS(b)	1,466	49,185
State Bank of India, GDR, REGS(a)(b)	177	8,567
Tata Motors Ltd., ADR(a)	452	4,389
Tata Steel Ltd., GDR, REGS(b)(c)	3,324	20,542
Vedanta Ltd., ADR	1,396	12,187
Wipro Ltd., ADR	1,099	4,495
		310,003
Indonesia-4.20%
Perusahaan Gas Negara (Persero) Tbk	50,152	7,315
PT Adaro Energy Tbk	66,174	5,984
PT Astra International Tbk	91,060	45,238
PT Bank Central Asia Tbk	44,543	97,967
PT Bank Mandiri (Persero) Tbk	84,019	47,569
PT Bank Negara Indonesia (Persero) Tbk	33,594	19,801
PT Bank Rakyat Indonesia (Persero) Tbk	249,883	79,632
PT Bank Tabungan Negara Persero Tbk	19,475	3,394
PT Barito Pacific Tbk	24,100	6,644
PT Bukit Asam Tbk	13,241	2,588
PT Bumi Serpong Damai Tbk(a)	35,394	3,562
PT Charoen Pokphand Indonesia Tbk	33,225	12,673
PT Gudang Garam Tbk	2,222	11,968
PT Hanjaya Mandala Sampoerna Tbk	41,981	9,054
PT Indah Kiat Pulp & Paper Corp.Tbk	11,579	6,154
PT Indocement Tunggal Prakarsa Tbk	8,438	13,481
PT Indofood CBP Sukses Makmur Tbk	10,723	8,157
PT Indofood Sukses Makmur Tbk	20,284	10,208
PT Jasa Marga (Persero) Tbk	10,010	4,276
PT Kalbe Farma Tbk	94,977	9,941
PT Pabrik Kertas Tjiwi Kimia Tbk	6,441	5,514
PT Pakuwon Jati Tbk	77,494	4,050
PT Semen Indonesia (Persero) Tbk	13,435	12,254
PT Surya Citra Media Tbk	26,889	2,967
PT Telekomunikasi Indonesia (Persero) Tbk	223,010	68,189
PT Unilever Indonesia Tbk	6,943	21,574
PT United Tractors Tbk	7,617	13,545
		533,699
Luxembourg-0.03%
Reinet Investments SCA	210	3,744
Malaysia-3.74%
AirAsia Group Bhd.	6,400	3,027
Alliance Bank Malaysia Bhd	3,900	3,470
AMMB Holdings Bhd	6,900	7,059
Axiata Group Bhd	11,300	13,774
British American Tobacco Malaysia Bhd.	600	3,283
CIMB Group Holdings Bhd	19,870	24,441
Dialog Group Bhd	15,300	12,775
DiGi.Com Bhd	12,900	15,574
Fraser & Neave Holdings Bhd	585	4,891
	Shares	Value
Malaysia-(continued)
Gamuda Bhd	7,200	$ 6,473
Genting Bhd	8,900	14,799
Genting Malaysia Bhd.	12,400	11,629
Genting Plantations Bhd	1,000	2,342
HAP Seng Consolidated Bhd	2,600	6,230
Hartalega Holdings Bhd	6,200	7,425
Hong Leong Bank Bhd	2,700	11,735
Hong Leong Financial Group Bhd	875	3,813
IHH Healthcare Bhd	9,100	12,626
IJM Corp. Bhd	11,400	6,437
IOI Corp. Bhd	8,000	8,112
Kuala Lumpur Kepong Bhd	1,800	10,255
Malayan Banking Bhd	16,037	33,572
Malaysia Airports Holdings Bhd	4,100	8,325
Maxis Bhd	9,792	13,478
MISC Bhd.	4,600	8,058
Nestle Malaysia Bhd	292	10,515
Petronas Chemicals Group Bhd.	10,000	18,117
Petronas Dagangan Bhd.	1,055	6,008
Petronas Gas Bhd	2,500	9,742
PPB Group Bhd.	2,374	10,746
Press Metal Aluminium Holdings Bhd	5,800	6,395
Public Bank Bhd.	12,831	68,030
QL Resources Bhd	2,693	4,467
RHB Bank Bhd	4,300	5,731
Sime Darby Bhd	11,300	5,986
Sime Darby Plantation Bhd	8,600	9,608
Sime Darby Property Bhd	9,901	2,339
SP Setia Bhd Group	6,400	3,030
Telekom Malaysia Bhd	4,800	4,758
Tenaga Nasional Bhd	12,875	43,067
Top Glove Corp. Bhd	6,400	7,024
Westports Holdings Bhd	3,500	3,393
YTL Corp. Bhd	11,400	2,841
		475,400
Mexico-3.43%
Alfa, S.A.B. de C.V., Class A	9,891	8,650
Alsea S.A.B. de C.V.(a)	1,789	3,682
America Movil S.A.B. de C.V., Series L	108,988	77,396
Arca Continental S.A.B. de C.V.	1,431	7,684
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	5,987	8,636
Cemex S.A.B. de C.V., CPO(e)	49,066	17,603
Coca-Cola FEMSA, S.A.B. de C.V., Series L	1,680	10,422
El Puerto de Liverpool S.A.B. de C.V., Series C1	579	2,839
Fibra Uno Administracion S.A. de C.V.	10,300	13,365
Fomento Economico Mexicano, S.A.B. de C.V., CPO(f)	6,284	57,503
Gruma S.A.B. de C.V., Class B	690	6,384
Grupo Aeroportuario del Pacifico, S.A.B. de C.V., Class B	1,196	12,117
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	678	10,392
Grupo Bimbo S.A.B. de C.V., Series A	5,334	10,256
Grupo Carso S.A.B. de C.V., Series A1	1,494	4,865
Grupo Financiero Banorte S.A.B. de C.V., Class O	8,462	43,009
Grupo Financiero Inbursa S.A.B. de C.V., Class O	7,551	9,356
Grupo Mexico S.A.B. de C.V., Class B	11,489	28,380
Grupo Televisa S.A.B., CPO(g)	7,851	15,026
Industrias Penoles S.A.B. de C.V.	453	4,233

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Mexico-(continued)
Infraestructura Energetica Nova S.A.B. de C.V.	1,729	$ 6,741
Kimberly-Clark de Mexico, S.A.B. de C.V., Class A(a)	4,928	10,340
Megacable Holdings S.A.B. de C.V., Series CPO(h)	944	4,059
Mexichem S.A.B. de C.V.	3,459	6,398
Promotora y Operadora de Infraestructura S.A.B de C.V.	742	6,748
Wal-Mart de Mexico S.A.B. de C.V., Series V	17,053	50,794
		436,878
Pakistan-3.23%
Habib Bank Ltd.	170,987	128,862
MCB Bank Ltd.	121,172	132,720
Oil & Gas Development Co. Ltd.	188,311	149,445
		411,027
Peru-3.64%
Cia de Minas Buenaventura S.A.A., ADR	4,726	72,024
Credicorp Ltd.	1,489	324,587
Southern Copper Corp.	1,863	66,677
		463,288
Philippines-4.01%
Aboitiz Equity Ventures, Inc.	16,206	16,879
Aboitiz Power Corp.	12,176	8,470
Alliance Global Group, Inc.	32,934	10,083
Ayala Corp.	2,338	43,947
Ayala Land, Inc.	60,666	59,369
Bank of the Philippine Islands	7,402	13,040
BDO Unibank, Inc.	16,185	46,666
DMCI Holdings, Inc.	32,728	6,491
Globe Telecom, Inc.	276	11,674
GT Capital Holdings, Inc.	801	14,571
International Container Terminal Services, Inc.	8,269	21,937
JG Summit Holdings, Inc.	23,569	30,181
Jollibee Foods Corp.	3,589	18,234
Manila Electric Co.	1,861	13,348
Megaworld Corp.	92,759	11,156
Metro Pacific Investments Corp.	117,669	11,076
Metropolitan Bank & Trust Co.	13,099	19,438
PLDT, Inc.	716	15,939
Robinsons Land Corp.	17,230	9,260
Security Bank Corp.	1,867	6,696
SM Investments Corp.	1,988	39,047
SM Prime Holdings, Inc.	83,090	59,516
Universal Robina Corp.	7,243	22,829
		509,847
Poland-3.74%
Alior Bank S.A.(a)	748	9,109
Bank Millennium S.A.(a)	4,966	9,760
Bank Polska Kasa Opieki S.A.	1,398	37,426
CCC S.A.	236	9,197
CD Projekt S.A.	551	32,816
Cyfrowy Polsat S.A.	2,094	16,295
Dino Polska S.A., REGS(a)(b)	402	15,151
Grupa Lotos S.A.	756	17,165
Jastrzebska Spolka Weglowa S.A.(a)	433	4,387
KGHM Polska Miedz S.A.(a)	1,146	28,010
LPP S.A.	11	22,389
mBank S.A.(a)	122	11,074
Orange Polska S.A.(a)	5,336	9,294
PGE Polska Grupa Energetyczna S.A.(a)	6,888	15,859
	Shares	Value
Poland-(continued)
Polski Koncern Naftowy ORLEN S.A.	2,451	$ 61,994
Polskie Gornictwo Naftowe i Gazownictwo S.A.	14,192	20,713
Powszechna Kasa Oszczednosci Bank Polski S.A.	7,162	76,044
Powszechny Zaklad Ubezpieczen S.A.	4,949	53,705
Santander Bank Polska S.A.	292	24,836
		475,224
Qatar-3.87%
Barwa Real Estate Co.	17,160	16,826
Commercial Bank PQSC (The)	17,860	23,547
Industries Qatar QSC	16,230	49,972
Masraf Al Rayan QSC	33,070	34,822
Mesaieed Petrochemical Holding Co. QPSC	39,580	28,266
Ooredoo QPSC	7,200	14,140
Qatar Electricity & Water Co. QSC	4,850	20,795
Qatar Fuel Co. QPSC	4,390	25,503
Qatar Insurance Co. SAQ	14,070	13,487
Qatar Islamic Bank SAQ	10,356	46,791
Qatar National Bank QPSC	40,616	217,652
		491,801
Romania-0.04%
NEPI Rockcastle PLC	534	4,885
Russia-3.74%
Alrosa PJSC	5,870	7,537
Gazprom PJSC	24,250	90,415
Inter RAO UES PJSC	84,000	5,891
LUKOIL PJSC	940	77,300
Magnit PJSC, GDR, REGS(b)	812	11,774
Magnitogorsk Iron & Steel Works PJSC	5,100	3,443
MMC Norilsk Nickel PJSC	145	33,482
Mobile TeleSystems PJSC, ADR	1,137	9,289
Moscow Exchange MICEX-RTS PJSC	3,110	4,554
Novatek PJSC, GDR, REGS(b)	209	43,655
Novolipetsk Steel PJSC	2,740	6,512
PhosAgro PJSC, GDR, REGS(b)	266	3,317
Polymetal International PLC	481	5,830
Polyus PJSC	61	6,171
Rosneft Oil Co. PJSC	2,170	14,348
Sberbank of Russia PJSC	20,060	73,633
Severstal PJSC	480	7,778
Surgutneftegas PJSC	16,400	6,989
Surgutneftegas PJSC, Preference Shares	15,900	7,806
Tatneft PJSC	3,470	40,587
Transneft PJSC, Preference Shares	1	2,486
VTB Bank PJSC	6,030,000	4,034
X5 Retail Group N.V., GDR, REGS(b)	279	9,231
		476,062
Singapore-0.00%
BOC Aviation Ltd., REGS(b)	100	864
South Africa-3.43%
Absa Group Ltd.	1,024	11,495
Anglo American Platinum Ltd.	77	4,627
AngloGold Ashanti Ltd.	588	10,237
Aspen Pharmacare Holdings Ltd.	552	3,510
Bid Corp. Ltd.	477	10,086
Bidvest Group Ltd. (The)	409	5,334
Capitec Bank Holdings Ltd.	66	5,495
Clicks Group Ltd.	373	5,365
Discovery Ltd.	562	5,238
Exxaro Resources Ltd.	357	4,207

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
South Africa-(continued)
FirstRand Ltd.	4,672	$ 20,297
Fortress REIT Ltd., Class A	1,642	2,473
Foschini Group Ltd. (The)	303	3,538
Gold Fields Ltd.	1,178	6,115
Growthpoint Properties Ltd.	4,224	7,098
Investec Ltd.	408	2,354
Kumba Iron Ore Ltd.	92	3,085
Liberty Holdings Ltd.	123	943
Life Healthcare Group Holdings Ltd.	1,678	2,689
Momentum Metropolitan Holdings	1,278	1,527
Mr Price Group Ltd.	365	4,549
MTN Group Ltd.	2,410	19,168
MultiChoice Group Ltd.(a)	624	5,909
Naspers Ltd., Class N	621	152,897
Nedbank Group Ltd.	526	8,924
Netcare Ltd.	1,651	1,950
Old Mutual Ltd.	7,025	9,526
Pick n Pay Stores Ltd.	526	2,470
PSG Group Ltd.	216	3,482
Rand Merchant Investment Holdings Ltd.	1,052	2,293
Redefine Properties Ltd.	7,787	4,835
Remgro Ltd.	752	9,488
RMB Holdings Ltd.	1,103	5,879
Sanlam Ltd.	2,537	13,262
Sappi Ltd.	752	2,768
Sasol Ltd.	799	17,518
Shoprite Holdings Ltd.	671	7,299
SPAR Group Ltd. (The)	274	3,552
Standard Bank Group Ltd.	1,803	22,788
Telkom S.A. SOC Ltd.	400	2,432
Tiger Brands Ltd.	230	3,593
Truworths International Ltd.	629	2,766
Vodacom Group Ltd.	913	7,565
Woolworths Holdings Ltd.	1,416	5,495
		436,121
South Korea-3.67%
Amorepacific Corp.	24	2,827
Amorepacific Corp., Preference Shares	6	394
AMOREPACIFIC Group	21	1,016
BGF Retail Co. Ltd.	6	1,034
BNK Financial Group, Inc.	203	1,199
Celltrion Healthcare Co. Ltd.(a)	37	1,432
Celltrion Pharm, Inc.(a)	10	300
Celltrion, Inc.(a)	64	9,156
Cheil Worldwide, Inc.	51	1,164
CJ CheilJedang Corp.	6	1,441
CJ Corp.	10	786
CJ Corp., Preference Shares(a)(d)	1	42
CJ ENM Co., Ltd.	8	1,117
CJ Logistics Corp.(a)	7	808
Daelim Industrial Co. Ltd.	20	1,780
Daewoo Engineering & Construction Co. Ltd.(a)	137	471
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	28	686
DB Insurance Co. Ltd.	36	1,690
Doosan Bobcat, Inc.	34	1,032
E-MART, Inc.	16	1,646
Fila Korea Ltd.	36	2,040
GS Engineering & Construction Corp.	44	1,257
GS Holdings Corp.	37	1,569
GS Retail Co. Ltd.	18	566
Hana Financial Group, Inc.	219	6,424
	Shares	Value
South Korea-(continued)
Hankook Tire & Technology Co., Ltd.	54	$ 1,402
Hanmi Pharm Co. Ltd.	5	1,223
Hanmi Science Co. Ltd.	8	314
Hanon Systems	137	1,347
Hanwha Chemical Corp.	78	1,221
Hanwha Corp.	27	541
Hanwha Life Insurance Co. Ltd.	201	445
HDC Hyundai Development Co-Engineering & Construction, Class E	20	629
Helixmith Co., Ltd.(a)	11	1,827
HLB, Inc.(a)	24	551
Hotel Shilla Co. Ltd.	23	1,522
Hyundai Department Store Co. Ltd.	9	563
Hyundai Engineering & Construction Co. Ltd.	58	2,089
Hyundai Glovis Co. Ltd.	15	1,940
Hyundai Heavy Industries Holdings Co. Ltd.	7	1,911
Hyundai Marine & Fire Insurance Co. Ltd.	46	1,087
Hyundai Mobis Co., Ltd.	50	10,122
Hyundai Motor Co.	109	11,574
Hyundai Motor Co., 2nd Preference Shares	27	1,870
Hyundai Motor Co., Preference Shares	16	990
Hyundai Steel Co.	60	1,963
Industrial Bank of Korea	188	2,087
Kakao Corp.	37	3,949
Kangwon Land, Inc.	88	2,277
KB Financial Group, Inc.	289	10,581
KCC Corp.	4	818
Kia Motors Corp.	196	7,184
Korea Aerospace Industries Ltd.	55	1,704
Korea Electric Power Corp.(a)	191	4,497
Korea Gas Corp.	18	650
Korea Investment Holdings Co. Ltd.	31	1,937
Korea Shipbuilding & Offshore Engineering Co., Ltd.(a)	28	2,556
Korea Zinc Co. Ltd.	6	2,241
Korean Air Lines Co. Ltd.	35	753
KT&G Corp.	85	6,911
Kumho Petrochemical Co. Ltd.	12	826
LG Chem Ltd.	34	9,641
LG Chem Ltd., Preference Shares	6	907
LG Corp.	71	4,243
LG Display Co. Ltd.(a)	173	2,109
LG Electronics, Inc.	79	4,336
LG Household & Health Care Ltd.	7	7,413
LG Household & Health Care Ltd., Preference Shares	2	1,355
LG Innotek Co. Ltd.	9	852
LG Uplus Corp.	81	888
Lotte Chemical Corp.	13	2,551
Lotte Corp.	20	573
Lotte Shopping Co. Ltd.	8	917
Medy-Tox, Inc.	3	1,072
Meritz Securities Co. Ltd.	221	944
Mirae Asset Daewoo Co. Ltd.	287	1,823
NAVER Corp.	104	12,105
NCSoft Corp.	12	4,862
Netmarble Corp., REGS(a)(b)	19	1,455
NH Investment & Securities Co. Ltd.	103	1,130
OCI Co. Ltd.	14	888
Orange Life Insurance Ltd., REGS(b)	22	528
Orion Corp.	17	1,155
Ottogi Corp.	1	545

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
South Korea-(continued)
Pan Ocean Co. Ltd.(a)	196	$ 796
Pearl Abyss Corp.(a)	5	723
POSCO	57	10,827
POSCO Chemtech Co., Ltd.	18	739
Posco International Corp.	33	521
S-1 Corp.	13	1,148
Samsung Biologics Co. Ltd., REGS(a)(b)	12	2,830
Samsung C&T Corp.	62	4,794
Samsung Card Co. Ltd.	19	580
Samsung Electro-Mechanics Co. Ltd.	42	3,250
Samsung Electronics Co., Ltd.	3,477	132,659
Samsung Electronics Co., Ltd., Preference Shares	599	18,661
Samsung Engineering Co. Ltd.(a)	115	1,593
Samsung Fire & Marine Insurance Co., Ltd.	23	5,088
Samsung Heavy Industries Co. Ltd.(a)	329	1,945
Samsung Life Insurance Co. Ltd.	52	3,319
Samsung SDI Co. Ltd.	40	8,382
Samsung SDS Co. Ltd.	25	4,357
Samsung Securities Co. Ltd.	46	1,420
Shinhan Financial Group Co., Ltd.	328	12,021
Shinsegae, Inc.	5	1,068
SillaJen, Inc.(a)	44	1,639
SK Holdings Co. Ltd.	26	4,810
SK Hynix, Inc.	398	25,689
SK Innovation Co. Ltd.	41	5,877
SK Telecom Co., Ltd.	15	3,137
S-Oil Corp.	34	2,700
Woongjin Coway Co., Ltd.	39	2,766
Woori Financial Group, Inc.	353	3,909
Yuhan Corp.	7	1,277
		466,796
Taiwan-3.73%
Acer, Inc.	2,000	1,208
Advantech Co. Ltd.	321	2,704
Airtac International Group	104	1,071
ASE Technology Holding Co. Ltd.	2,586	5,685
Asia Cement Corp.	2,000	2,685
Asustek Computer, Inc.	526	3,747
AU Optronics Corp.	7,000	1,856
Catcher Technology Co. Ltd.	478	3,524
Cathay Financial Holding Co. Ltd.	5,515	7,200
Chailease Holding Co. Ltd.	1,050	4,428
Chang Hwa Commercial Bank Ltd.	4,200	2,944
Cheng Shin Rubber Industry Co. Ltd.	1,310	1,700
Chicony Electronics Co. Ltd.	538	1,365
China Airlines Ltd.	2,000	614
China Development Financial Holding Corp.	10,000	2,978
China Life Insurance Co., Ltd.	2,280	1,874
China Steel Corp.	9,585	7,389
Chunghwa Telecom Co., Ltd.	2,969	10,312
Compal Electronics, Inc.	3,000	1,836
CTBC Financial Holding Co. Ltd.	14,149	9,203
Delta Electronics, Inc.	1,520	7,329
E.Sun Financial Holding Co. Ltd.	8,643	7,210
Eclat Textile Co. Ltd.	164	2,137
Eva Airways Corp.	2,100	986
Evergreen Marine Corp. Taiwan Ltd.	2,100	967
Far Eastern New Century Corp.	2,160	2,051
Far EasTone Telecommunications Co. Ltd.	1,113	2,559
Feng TAY Enterprise Co. Ltd.	214	1,421
First Financial Holding Co. Ltd.	8,084	6,077
	Shares	Value
Taiwan-(continued)
Formosa Chemicals & Fibre Corp.	2,700	$ 8,234
Formosa Petrochemical Corp.	889	3,023
Formosa Plastics Corp.	3,471	11,205
Formosa Taffeta Co. Ltd.	1,000	1,131
Foxconn Technology Co. Ltd.	562	1,158
Fubon Financial Holding Co. Ltd.	5,000	6,936
Giant Manufacturing Co. Ltd.	293	2,241
Globalwafers Co. Ltd.	201	2,138
Highwealth Construction Corp.	752	1,179
Hiwin Technologies Corp.	207	1,847
Hon Hai Precision Industry Co., Ltd.	9,642	24,246
Hotai Motor Co. Ltd.	251	3,623
Hua Nan Financial Holdings Co. Ltd.	5,905	4,163
Innolux Corp.	7,000	1,625
Inventec Corp.	2,000	1,488
Largan Precision Co., Ltd.	78	10,560
Lite-On Technology Corp.	2,000	2,834
MediaTek, Inc.	1,189	11,914
Mega Financial Holding Co. Ltd.	9,000	9,277
Micro-Star International Co. Ltd.	622	1,749
Nan Ya Plastics Corp.	3,744	8,572
Nanya Technology Corp.	1,000	2,369
Nien Made Enterprise Co. Ltd.	148	1,139
Novatek Microelectronics Corp.	532	2,806
Pegatron Corp.	1,314	2,139
Phison Electronics Corp.	136	1,336
Pou Chen Corp.	2,000	2,469
Powertech Technology, Inc.	681	1,863
President Chain Store Corp.	405	3,907
Quanta Computer, Inc.	2,030	3,741
Realtek Semiconductor Corp.	421	2,799
Ruentex Development Co. Ltd.	600	797
Ruentex Industries Ltd.	338	720
Shanghai Commercial & Savings Bank, Ltd. (The)	2,000	3,297
Shin Kong Financial Holding Co. Ltd.	8,532	2,472
SinoPac Financial Holdings Co. Ltd.	8,180	3,259
Standard Foods Corp.	379	733
Synnex Technology International Corp.	1,305	1,606
TaiMed Biologics, Inc.(a)	161	858
Taishin Financial Holding Co. Ltd.	7,123	3,342
Taiwan Business Bank	3,120	1,341
Taiwan Cement Corp.	3,231	4,627
Taiwan Cooperative Financial Holding Co. Ltd.	7,240	4,877
Taiwan High Speed Rail Corp.	1,392	1,859
Taiwan Mobile Co. Ltd.	1,173	4,131
Taiwan Semiconductor Manufacturing Co., Ltd.	19,294	159,513
Tatung Co. Ltd.(a)	1,722	1,113
Uni-President Enterprises Corp.	3,320	8,627
United Microelectronics Corp.	9,000	3,994
Vanguard International Semiconductor Corp.	558	1,125
Walsin Technology Corp.	291	1,632
Win Semiconductors Corp.	331	2,813
Winbond Electronics Corp.	2,000	1,227
Wistron Corp.	2,619	1,941
WPG Holdings Ltd.	1,391	1,840
Yageo Corp.	234	1,975
Yuanta Financial Holding Co. Ltd.	8,000	4,494
Zhen Ding Technology Holding Ltd.	407	1,488
		474,472
Thailand-3.84%
Advanced Info Service PCL, NVDR	3,621	25,032

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Thailand-(continued)
Airports of Thailand PCL, NVDR	13,049	$ 30,432
Bangkok Bank PCL, NVDR	1,453	8,541
Bangkok Dusit Medical Services PCL, NVDR	28,625	23,096
Bangkok Expressway & Metro PCL, NVDR	23,269	7,921
Banpu PCL, NVDR	13,359	6,198
Berli Jucker PCL, NVDR	3,656	6,137
BTS Group Holdings PCL, NVDR	19,836	7,968
Bumrungrad Hospital PCL, NVDR	1,331	7,352
Central Pattana PCL, NVDR	6,832	16,235
Charoen Pokphand Foods PCL, NVDR	11,798	10,579
CP ALL PCL, NVDR	17,778	50,062
Electricity Generating PCL, NVDR	882	9,420
Energy Absolute PCL, NVDR	5,111	8,618
Gulf Energy Development PCL, NVDR	1,624	6,643
Home Product Center PCL, NVDR	18,019	10,036
Indorama Ventures PCL, NVDR	5,128	6,781
Intouch Holdings PCL, NVDR	6,346	13,134
IRPC PCL, NVDR	34,219	5,329
Kasikornbank PCL, NVDR	6,121	34,276
Krung Thai Bank PCL, NVDR	10,638	6,755
Land & Houses PCL, NVDR	21,830	7,951
Minor International PCL, NVDR	8,438	11,021
Muangthai Capital PCL, NVDR	1,936	3,769
PTT Exploration & Production PCL, NVDR	4,231	18,613
PTT Global Chemical PCL, NVDR	6,864	13,484
PTT PCL, NVDR	34,787	53,078
Ratch Group PCL, NVDR	2,207	4,838
Robinson PCL, NVDR	1,522	3,135
Siam Cement PCL (The), NVDR	2,375	33,458
Siam Commercial Bank PCL (The), NVDR	2,585	11,484
Thai Oil PCL, NVDR	3,416	7,590
Thai Union Group PCL, NVDR	10,170	6,250
TMB Bank PCL, NVDR	33,379	2,049
Total Access Communication PCL, NVDR	2,163	4,105
True Corp. PCL, NVDR	35,559	7,397
		488,767
Turkey-4.68%
Akbank T.A.S.(a)	54,710	74,268
Anadolu Efes Biracilik ve Malt Sanayii A.S.	3,965	15,285
Arcelik AS(a)	3,878	12,145
Aselsan Elektronik Sanayi Ve Ticaret AS	6,542	22,290
BIM Birlesik Magazalar A.S.	8,134	68,409
Eregli Demir ve Celik Fabrikalari TAS	26,780	35,716
Ford Otomotiv Sanayi AS	1,344	14,765
Haci Omer Sabanci Holding A.S.	17,564	31,169
KOC Holding A.S.	14,552	49,051
TAV Havalimanlari Holding AS	3,474	15,659
Tupras-Turkiye Petrol Rafinerileri A.S.	2,394	60,262
Turk Hava Yollari AO(a)	10,559	23,655
Turkcell Iletisim Hizmetleri AS	21,043	49,343
Turkiye Garanti Bankasi A.S.(a)	44,187	77,675
Turkiye Is Bankasi A.S., Class C(a)	30,128	33,696
Turkiye Sise ve Cam Fabrikalari AS	12,912	11,445
		594,833
	Shares	Value
United Arab Emirates-4.12%
Abu Dhabi Commercial Bank PJSC	34,980	$ 85,709
Aldar Properties PJSC	47,917	30,134
DP World Ltd.	2,064	31,786
Dubai Islamic Bank PJSC	20,489	29,654
Emaar Development	9,950	13,046
Emaar Malls PJSC	32,372	18,753
Emaar Properties PJSC	43,633	65,607
Emirates Telecommunications Group Co. PJSC	21,750	102,084
First Abu Dhabi Bank PJSC	33,992	146,956
		523,729
United States-0.07%
JBS S.A.	1,363	9,020
Total Common Stocks & Other Equity Interests (Cost $11,539,281)		12,106,337
Exchange-Traded Funds-4.77%
United States-4.77%
Invesco India ETF(i)	6,070	144,405
iShares MSCI Saudi Arabia ETF	14,212	462,459
Total Exchange-Traded Funds (Cost $603,783)		606,864
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(j) (Cost $3,168)	3,168	3,168
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $12,146,232)		12,716,369
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(j)(k)	20,034	20,034
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(j)(k)	6,838	6,841
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,875)		26,875
TOTAL INVESTMENTS IN SECURITIES-100.21% (Cost $12,173,107)		12,743,244
OTHER ASSETS LESS LIABILITIES-(0.21)%		(26,645)
NET ASSETS-100.00%		$12,716,599

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
ETF-Exchange-Traded Fund
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REGS-Regulation S
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $336,076, which represented 2.64% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Each CPO for Megacable Holdings SAB de CV represents two Series shares.
(i)	The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2019	Dividend Income
Invesco India ETF	$154,350	$823	$(24,454)	$13,104	$582	$144,405	$1,937

(j)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.49%
Brazil-0.84%
ENGIE Brasil Energia S.A.	114,037	$ 1,462,969
Klabin S.A.	333,700	1,422,566
		2,885,535
Chile-6.53%
Aguas Andinas S.A., Class A	4,182,136	2,350,869
Banco de Chile	19,509,509	2,810,908
Banco de Credito e Inversiones S.A.	29,467	1,864,310
Banco Santander Chile	33,171,021	2,412,335
Cencosud S.A.	699,119	1,386,260
Cia Cervecerias Unidas S.A.	125,919	1,772,912
Embotelladora Andina S.A., Class B, Preference Shares	462,967	1,634,572
Empresas CMPC S.A.	532,970	1,255,246
Empresas COPEC S.A.	183,888	1,694,591
Enel Americas S.A.	8,558,750	1,418,227
Enel Chile S.A.	21,000,706	1,911,620
SACI Falabella	318,262	1,974,935
		22,486,785
China-9.56%
Agricultural Bank of China Ltd., Class H	4,232,657	1,724,878
Bank of China Ltd., Class H	4,321,457	1,766,586
Bank of Communications Co. Ltd., Class H	2,230,606	1,632,797
Beijing Enterprises Holdings Ltd.	273,429	1,343,061
CGN Power Co. Ltd., Class H, REGS(a)	6,239,435	1,809,364
China CITIC Bank Corp. Ltd., Class H	3,081,874	1,716,548
China Construction Bank Corp., Class H	2,039,034	1,581,131
China Everbright Bank Co. Ltd., Class H	3,204,804	1,449,304
China Huishan Dairy Holdings Co. Ltd.(b)(c)	5,020,205	0
China Merchants Port Holdings Co. Ltd.	841,297	1,399,314
China Minsheng Banking Corp. Ltd., Class H	2,092,699	1,448,975
China Mobile Ltd.	192,102	1,638,090
China Petroleum & Chemical Corp., Class H	2,011,003	1,299,924
China Telecom Corp. Ltd., Class H	2,777,081	1,248,780
China Unicom Hong Kong Ltd.	1,229,000	1,202,639
CITIC Ltd.	1,328,505	1,765,027
CRRC Corp. Ltd., Class H	1,564,187	1,236,898
Guangdong Investment Ltd.	650,137	1,370,388
Industrial & Commercial Bank of China Ltd., Class H	2,281,747	1,544,892
Jiangxi Copper Co. Ltd., Class H	1,118,866	1,393,598
PetroChina Co., Ltd., Class H	2,462,293	1,308,542
Ping An Insurance (Group) Co. of China Ltd., Class H	134,945	1,610,121
Postal Savings Bank of China Co. Ltd., Class H, REGS(a)(d)	2,401,923	1,402,265
		32,893,122
Colombia-1.38%
Bancolombia S.A., Preference Shares	121,432	1,521,726
Grupo de Inversiones Suramericana S.A.	184,487	1,933,121
Interconexion Electrica S.A. ESP	236,370	1,277,870
		4,732,717
Czech Republic-1.78%
CEZ AS	86,522	1,954,850
Komercni banka as	57,210	2,220,466
Moneta Money Bank AS, REGS(a)	566,224	1,957,022
		6,132,338
Egypt-0.43%
Commercial International Bank Egypt S.A.E.	335,904	1,466,666
Greece-0.40%
OPAP S.A.	121,009	1,371,566
	Shares	Value
Hungary-1.21%
Gedeon Richter Plc	77,919	$ 1,380,996
MOL Hungarian Oil & Gas PLC	128,968	1,322,523
OTP Bank Nyrt	35,136	1,477,262
		4,180,781
India-1.25%
HDFC Bank Ltd., ADR	12,164	1,398,617
Infosys Ltd., ADR	139,522	1,579,389
Wipro Ltd., ADR	322,725	1,319,945
		4,297,951
Indonesia-0.49%
PT Bank Central Asia Tbk	762,585	1,683,813
Malaysia-10.32%
AMMB Holdings Bhd	1,614,100	1,654,585
CIMB Group Holdings Bhd	1,243,795	1,531,196
DiGi.Com Bhd	1,158,563	1,403,808
Genting Bhd	868,900	1,446,587
Hong Leong Bank Bhd	613,300	2,669,300
IHH Healthcare Bhd	1,005,547	1,398,725
Kuala Lumpur Kepong Bhd	600,778	3,438,841
Malayan Banking Bhd	1,117,092	2,341,657
Malaysia Airports Holdings Bhd	709,900	1,443,369
Nestle Malaysia Bhd	108,500	3,907,210
Petronas Chemicals Group Bhd.	1,054,045	1,913,194
Petronas Dagangan Bhd.	295,000	1,679,995
Petronas Gas Bhd	414,700	1,615,988
PPB Group Bhd.	627,780	2,844,901
Public Bank Bhd.	504,124	2,675,467
RHB Bank Bhd	1,344,400	1,791,882
Tenaga Nasional Bhd	528,672	1,770,568
		35,527,273
Mexico-3.75%
Alfa, S.A.B. de C.V., Class A	1,376,163	1,203,456
America Movil S.A.B. de C.V., Series L	1,745,971	1,239,879
Arca Continental S.A.B. de C.V.	299,441	1,607,924
Coca-Cola FEMSA, S.A.B. de C.V., Series L	249,436	1,547,424
Fomento Economico Mexicano, S.A.B. de C.V., CPO(e)	186,352	1,705,243
Gruma S.A.B. de C.V., Class B	163,438	1,512,182
Grupo Aeroportuario del Pacifico, S.A.B. de C.V., Class B	122,916	1,245,267
Kimberly-Clark de Mexico, S.A.B. de C.V., Class A(b)	695,216	1,458,755
Promotora y Operadora de Infraestructura S.A.B de C.V.	150,495	1,368,565
		12,888,695
Peru-0.49%
Credicorp Ltd.	7,816	1,703,810
Poland-0.75%
Powszechna Kasa Oszczednosci Bank Polski S.A.	118,972	1,263,203
Powszechny Zaklad Ubezpieczen S.A.	122,796	1,333,793
		2,596,996
Qatar-2.31%
Barwa Real Estate Co.	1,756,485	1,722,352
Industries Qatar QSC	472,485	1,457,394
Masraf Al Rayan QSC	1,895,350	1,993,872
Qatar Islamic Bank SAQ	301,268	1,361,219
Qatar National Bank QPSC	264,121	1,415,368
		7,950,205
Russia-1.67%
LUKOIL PJSC, ADR	17,144	1,411,294

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Russia-(continued)
MMC Norilsk Nickel PJSC, ADR	65,561	$ 1,515,770
Rosneft Oil Co. PJSC, GDR, REGS(a)	227,751	1,509,078
Tatneft PJSC, ADR	18,639	1,300,630
		5,736,772
South Africa-3.40%
Bid Corp. Ltd.	66,673	1,411,382
Capitec Bank Holdings Ltd.	16,645	1,385,738
Growthpoint Properties Ltd.	1,058,515	1,781,897
Pick n Pay Stores Ltd.	291,066	1,366,847
PSG Group Ltd.	85,475	1,379,721
Redefine Properties Ltd.	2,648,972	1,644,657
Remgro Ltd.	109,789	1,387,298
SPAR Group Ltd. (The)	102,502	1,332,101
		11,689,641
South Korea-8.14%
BNK Financial Group, Inc.	250,094	1,479,721
CJ CheilJedang Corp.	6,507	1,567,488
DGB Financial Group, Inc.	217,133	1,381,972
GS Holdings Corp.	34,965	1,486,552
Hanwha Life Insurance Co. Ltd.	591,218	1,311,763
Industrial Bank of Korea	135,485	1,505,898
KB Financial Group, Inc.	35,050	1,285,749
KT&G Corp.	19,011	1,547,426
LG Corp.	20,305	1,213,392
Lotte Shopping Co. Ltd.	9,693	1,114,232
S-1 Corp.	15,901	1,404,492
Samsung C&T Corp.	17,276	1,339,032
Samsung Electronics Co., Ltd.	36,365	1,393,925
Samsung Fire & Marine Insurance Co., Ltd.	6,252	1,389,803
Samsung Life Insurance Co. Ltd.	24,282	1,561,880
Samsung Securities Co. Ltd.	47,659	1,474,364
Shinhan Financial Group Co., Ltd.	39,260	1,443,504
SK Holdings Co. Ltd.	7,055	1,317,856
SK Telecom Co., Ltd.	6,901	1,449,496
Woori Financial Group, Inc.	121,165	1,341,612
		28,010,157
Taiwan-26.18%
Advantech Co. Ltd.	182,095	1,540,126
Asustek Computer, Inc.	192,838	1,376,728
Cathay Financial Holding Co. Ltd.	1,532,000	2,010,117
Chang Hwa Commercial Bank Ltd.	3,948,800	2,768,370
Cheng Shin Rubber Industry Co. Ltd.	1,211,435	1,573,925
Chicony Electronics Co. Ltd.	590,000	1,506,520
China Development Financial Holding Corp.	7,228,472	2,157,232
China Life Insurance Co., Ltd.	2,419,680	2,003,723
China Petrochemical Development Corp.	3,887,050	1,300,038
China Steel Corp.	3,292,140	2,540,926
Chunghwa Telecom Co., Ltd.	734,222	2,550,079
Compal Electronics, Inc.	3,733,000	2,292,946
CTBC Financial Holding Co. Ltd.	2,882,053	1,881,484
E.Sun Financial Holding Co. Ltd.	3,207,822	2,682,168
Eva Airways Corp.	4,177,000	1,961,190
Evergreen Marine Corp. Taiwan Ltd.	3,639,000	1,685,183
Far EasTone Telecommunications Co. Ltd.	936,993	2,154,492
First Financial Holding Co. Ltd.	4,720,183	3,552,034
Formosa Chemicals & Fibre Corp.	410,095	1,252,883
Formosa Plastics Corp.	438,146	1,416,079
Foxconn Technology Co. Ltd.	752,000	1,555,003
Fubon Financial Holding Co. Ltd.	1,554,875	2,160,139
Highwealth Construction Corp.	1,323,000	2,076,262
Hua Nan Financial Holdings Co. Ltd.	5,064,591	3,575,044
International CSRC Investment Holdings Co.	1,415,000	1,733,740
Lite-On Technology Corp.	1,092,000	1,555,711
Mega Financial Holding Co. Ltd.	2,508,777	2,589,820
	Shares	Value
Taiwan-(continued)
Nan Ya Plastics Corp.	801,930	$ 1,838,774
Pou Chen Corp.	1,225,000	1,514,729
Quanta Computer, Inc.	955,000	1,765,931
Shin Kong Financial Holding Co. Ltd.	4,961,000	1,442,248
SinoPac Financial Holdings Co. Ltd.	5,048,421	2,013,166
Synnex Technology International Corp.	1,130,264	1,393,952
Taishin Financial Holding Co. Ltd.	6,421,835	3,015,188
Taiwan Business Bank	5,014,480	2,160,892
Taiwan Cooperative Financial Holding Co. Ltd.	5,164,390	3,487,713
Taiwan Fertilizer Co. Ltd.	1,193,000	1,841,553
Taiwan High Speed Rail Corp.	994,000	1,329,787
Taiwan Mobile Co. Ltd.	861,162	3,032,504
Taiwan Semiconductor Manufacturing Co., Ltd.	168,397	1,405,317
Teco Electric and Machinery Co. Ltd.	1,957,000	1,567,085
Uni-President Enterprises Corp.	557,181	1,447,805
Wistron Corp.	1,749,000	1,310,534
WPG Holdings Ltd.	1,690,937	2,240,408
Yuanta Financial Holding Co. Ltd.	3,246,472	1,827,057
		90,086,605
Thailand-16.95%
Advanced Info Service PCL, NVDR	303,147	2,099,506
Airports of Thailand PCL, NVDR	838,857	1,963,834
B. Grimm Power PCL, NVDR	1,292,803	1,492,262
Bangchak Corp.PCL, NVDR	1,826,826	1,796,829
Bangkok Bank PCL, NVDR	355,922	2,100,466
Bangkok Expressway & Metro PCL, NVDR	4,079,757	1,392,861
Banpu PCL, NVDR	2,884,386	1,341,139
Berli Jucker PCL, NVDR	829,976	1,396,562
BTS Group Holdings PCL, NVDR	4,913,508	1,981,060
Bumrungrad Hospital PCL, NVDR	287,437	1,593,497
Central Pattana PCL, NVDR	698,820	1,664,398
CH Karnchang PCL, NVDR	1,635,745	1,436,030
Charoen Pokphand Foods PCL, NVDR	1,594,497	1,438,702
CP ALL PCL, NVDR	675,224	1,904,591
Electricity Generating PCL, NVDR	191,967	2,053,557
Gulf Energy Development PCL, NVDR	386,465	1,589,589
Home Product Center PCL, NVDR	2,876,669	1,608,802
Intouch Holdings PCL, NVDR	931,848	1,931,566
IRPC PCL, NVDR	8,437,308	1,316,829
Kasikornbank PCL, NVDR	273,028	1,531,372
Kiatnakin Bank PCL, NVDR	970,600	2,303,814
Krung Thai Bank PCL, NVDR	3,555,107	2,265,651
Land & Houses PCL, NVDR	4,492,347	1,650,578
Minor International PCL, NVDR	1,088,833	1,424,989
PTT PCL, NVDR	995,654	1,529,659
Ratch Group PCL, NVDR	1,141,966	2,506,347
Robinson PCL, NVDR	723,229	1,493,254
Siam Cement PCL (The), NVDR	129,329	1,825,030
Siam Commercial Bank PCL (The), NVDR	371,921	1,662,791
Thai Union Group PCL, NVDR	2,272,723	1,396,666
Thanachart Capital PCL, NVDR	913,217	1,751,904
Tisco Financial Group PCL, NVDR	555,792	1,825,231
TMB Bank PCL, NVDR	23,771,998	1,460,871
WHA Corp. PCL, NVDR	10,604,879	1,613,748
		58,343,985
United Arab Emirates-1.66%
Dubai Islamic Bank PJSC	1,430,564	2,071,955

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
United Arab Emirates-(continued)
Emirates Telecommunications Group Co. PJSC	458,858	$ 2,153,659
First Abu Dhabi Bank PJSC	342,943	1,482,633
		5,708,247
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.49% (Cost $337,648,879)		342,373,660
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(f)(g)	591,571	591,571
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(f)(g)	197,112	$ 197,190
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $788,761)		788,761
TOTAL INVESTMENTS IN SECURITIES-99.72% (Cost $338,437,640)		343,162,421
OTHER ASSETS LESS LIABILITIES-0.28%		949,154
NET ASSETS-100.00%		$344,111,575

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REGS-Regulation S

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $6,677,729, which represented 1.94% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)	All or a portion of this security was out on loan at July 31, 2019.
(e)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco S&P Emerging Markets Momentum ETF (EEMO)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.41%
Brazil-24.43%
Atacadao Distribuicao Comercio e Industria Ltda	2,200	$ 13,688
B3 S.A.–Brasil, Bolsa, Balcao	11,195	125,530
Banco Bradesco S.A., Preference Shares	23,377	214,348
Banco BTG Pactual S.A.	1,200	19,059
Banco do Brasil S.A.	7,297	95,455
Banco Santander Brasil S.A.	2,600	29,610
Braskem S.A., Class A, Preference Shares(a)	800	7,238
Centrais Eletricas Brasileiras S.A.	2,323	24,319
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	1,600	16,839
Cia Brasileira de Distribuicao, Preference Shares	1,000	24,863
Cia de Saneamento Basico do Estado de Sao Paulo	1,800	25,546
Cia Energetica de Minas Gerais	1,500	6,785
Cia Energetica de Minas Gerais, Preference Shares	10,437	39,223
ENGIE Brasil Energia S.A.	2,640	33,868
Gerdau S.A., Preference Shares	4,200	15,348
Gol Linhas Aereas Inteligentes S.A., Preference Shares(a)	500	5,444
Hapvida Participacoes e Investimentos S.A., REGS(b)	800	8,888
IRB Brasil Resseguros S.A.	1,000	25,249
Itau Unibanco Holding S.A.	2,500	19,867
Itau Unibanco Holding S.A., Preference Shares	25,614	237,038
Itausa - Investimentos Itau S.A., Preference Shares	25,083	83,130
Klabin S.A.	3,600	15,347
Localiza Rent a Car S.A.	3,100	36,252
Lojas Americanas S.A.	900	3,346
Lojas Americanas S.A., Preference Shares	4,000	19,295
Lojas Renner S.A.	4,070	51,337
Magazine Luiza S.A.	728	51,025
Natura Cosmeticos S.A.	1,100	17,883
Petrobras Distribuidora S.A.	1,900	13,432
Petroleo Brasileiro S.A.	17,386	133,031
Petroleo Brasileiro S.A., Preference Shares	23,208	160,863
Porto Seguro S.A.	700	9,693
Rumo S.A.(a)	7,500	43,693
Suzano Papel e Celulose S.A.	6,370	51,924
Vale S.A.	12,980	171,832
		1,850,288
Chile-0.57%
Banco de Chile	143,971	20,743
Banco Santander Chile	312,579	22,732
		43,475
China-4.88%
China Railway Construction Corp. Ltd., Class H	9,410	10,951
China Railway Group Ltd., Class H	22,912	16,157
China Resources Cement Holdings Ltd.	14,054	13,016
China Resources Gas Group Ltd.	4,022	20,501
China Resources Power Holdings Co. Ltd.	8,928	12,888
China Telecom Corp. Ltd., Class H	67,378	30,298
CNOOC Ltd.	68,581	113,369
Guangdong Investment Ltd.	21,276	44,846
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,226	5,090
Huadian Power International Corp. Ltd., Class H	8,182	3,439
Lenovo Group Ltd.	39,278	31,913
Shenzhou International Group Holdings Ltd.	3,316	46,047
Wuxi Biologics Cayman, Inc., REGS(a)(b)	1,975	21,282
		369,797
Colombia-0.25%
Ecopetrol S.A.	20,805	18,578
Czech Republic-0.30%
CEZ AS	1,001	22,616
	Shares	Value
Hungary-0.31%
MOL Hungarian Oil & Gas PLC	2,274	$ 23,319
India-22.19%
Asian Paints Ltd.	1,972	43,608
Aurobindo Pharma Ltd.	1,620	13,454
Avenue Supermarts Ltd., REGS(a)(b)	492	10,605
Axis Bank Ltd.	9,722	95,277
Bajaj Finance Ltd.	1,402	66,284
Bajaj Finserv Ltd.	229	23,630
Berger Paints India Ltd.	1,504	7,233
Britannia Industries Ltd.	512	19,390
Colgate-Palmolive (India) Ltd.	379	6,555
Dabur India Ltd.	3,458	21,439
Divi’s Laboratories Ltd.	635	15,082
Dr Reddys Laboratories Ltd.	470	17,592
Havells India Ltd.	1,845	17,309
Hindustan Unilever Ltd.	5,664	142,178
Indiabulls Ventures Ltd.	1,056	3,683
Infosys Ltd.	31,104	358,882
Kotak Mahindra Bank Ltd.	3,891	85,957
Larsen & Toubro Infotech Ltd., REGS(b)	202	4,445
Marico Ltd.	2,602	13,875
Nestle India Ltd.	245	41,588
Pidilite Industries Ltd.	779	14,050
Reliance Industries Ltd.(a)	20,583	348,985
Tata Consultancy Services Ltd.	6,588	211,255
Tech Mahindra Ltd.	2,617	24,207
Titan Co. Ltd.	1,527	23,451
Torrent Pharmaceuticals Ltd.	304	7,384
United Breweries Ltd.	373	7,676
Wipro Ltd.	9,070	34,983
		1,680,057
Indonesia-3.06%
PT Bank Central Asia Tbk	74,156	163,739
PT Bank Danamon Indonesia Tbk	16,120	5,837
PT Bukit Asam Tbk	18,571	3,630
PT Charoen Pokphand Indonesia Tbk	76,428	29,307
PT Indah Kiat Pulp & Paper Corp.Tbk	13,406	7,149
PT Indofood CBP Sukses Makmur Tbk	14,238	10,869
PT Pabrik Kertas Tjiwi Kimia Tbk	13,216	11,314
		231,845
Malaysia-2.37%
Dialog Group Bhd	17,900	14,965
Hong Leong Bank Bhd	3,200	13,927
Petronas Chemicals Group Bhd.	11,200	20,329
PPB Group Bhd.	5,700	25,831
Public Bank Bhd.	17,514	92,950
QL Resources Bhd	6,800	11,321
		179,323
Mexico-0.87%
Wal-Mart de Mexico S.A.B. de C.V., Series V	21,996	65,517
Peru-0.81%
Credicorp Ltd.	281	61,255
Poland-0.92%
CD Projekt S.A.	500	29,876
Dino Polska S.A., REGS(a)(b)	233	8,844
Grupa Lotos S.A.	805	18,278
Polskie Gornictwo Naftowe i Gazownictwo S.A.	8,882	12,991
		69,989
Qatar-3.73%
Industries Qatar QSC	15,970	49,260
Qatar National Bank QPSC	43,544	233,343
		282,603
Russia-15.26%
Evraz PLC	2,470	19,689
Gazprom PJSC, ADR	36,314	266,690

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Russia-(continued)
LUKOIL PJSC, ADR	3,675	$ 302,526
MMC Norilsk Nickel PJSC, ADR	4,102	94,838
Novatek PJSC, GDR, REGS(b)	843	176,861
Novolipetsk Steel PJSC, GDR, REGS(b)	1,139	26,903
Polyus PJSC, GDR, REGS(b)	289	14,739
Severstal PJSC, GDR, REGS(b)	1,381	22,220
Surgutneftegas PJSC, ADR	7,390	37,024
Tatneft PJSC, ADR	2,780	193,989
		1,155,479
South Africa-3.05%
Anglo American Platinum Ltd.	572	34,470
AngloGold Ashanti Ltd.	2,983	53,419
Capitec Bank Holdings Ltd.	587	48,869
Clicks Group Ltd.	1,275	18,374
Exxaro Resources Ltd.	1,281	15,125
Nedbank Group Ltd.	1,770	30,113
PSG Group Ltd.	861	13,898
RMB Holdings Ltd.	3,164	16,914
		231,182
South Korea-1.32%
Daelim Industrial Co. Ltd.	174	15,516
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	256	6,351
Fila Korea Ltd.	517	29,497
GS Engineering & Construction Corp.	418	11,977
HLB, Inc.(a)	194	4,452
Hyundai Elevator Co. Ltd.(a)	103	6,982
Hyundai Engineering & Construction Co. Ltd.	390	14,191
Hyundai Rotem Co. Ltd.(a)	252	3,536
POSCO Chemtech Co., Ltd.	104	4,281
Ssangyong Cement Industrial Co. Ltd.	680	3,241
		100,024
Taiwan-9.81%
Asia Cement Corp.	12,000	16,131
Chailease Holding Co. Ltd.	7,641	32,313
E.Sun Financial Holding Co. Ltd.	93,747	78,385
Eclat Textile Co. Ltd.	1,263	16,693
Far Eastern New Century Corp.	20,000	19,038
Feng TAY Enterprise Co. Ltd.	3,109	20,846
First Financial Holding Co. Ltd.	51,620	38,845
Hua Nan Financial Holdings Co. Ltd.	64,063	45,221
Lite-On Technology Corp.	11,000	15,671
Makalot Industrial Co., Ltd.	2,100	12,325
Mega Financial Holding Co. Ltd.	61,000	62,971
Novatek Microelectronics Corp.	3,321	17,729
President Chain Store Corp.	3,124	30,139
Radiant Opto-Electronics Corp.	2,000	7,911
Realtek Semiconductor Corp.	3,000	20,212
Simplo Technology Co., Ltd.	1,128	8,833
SinoPac Financial Holdings Co. Ltd.	49,000	19,540
TA Chen Stainless Pipe	8,000	11,899
Taiwan Business Bank	45,000	19,392
	Shares	Value
Taiwan-(continued)
Taiwan Cement Corp.	20,000	$ 28,750
Taiwan Cooperative Financial Holding Co. Ltd.	66,880	45,167
Taiwan Fertilizer Co. Ltd.	4,000	6,175
Taiwan High Speed Rail Corp.	19,000	25,418
TCI Co. Ltd.	610	8,161
Uni-President Enterprises Corp.	22,000	57,166
Walsin Technology Corp.	2,000	11,384
Wiwynn Corp.	747	9,177
Yuanta Financial Holding Co. Ltd.	89,555	50,400
Zhen Ding Technology Holding Ltd.	2,000	7,332
		743,224
Thailand-1.76%
Bangkok Dusit Medical Services PCL, NVDR	16,901	13,738
Bangkok Expressway & Metro PCL, NVDR	63,334	21,623
BTS Group Holdings PCL, NVDR	53,842	21,708
Charoen Pokphand Foods PCL, NVDR	19,476	17,573
Electricity Generating PCL, NVDR	1,718	18,378
Gulf Energy Development PCL, NVDR	4,010	16,494
Home Product Center PCL, NVDR	18,963	10,605
Krungthai Card PCL, NVDR	3,760	5,838
Ratch Group PCL, NVDR	1,718	3,771
Siam Global House PCL, NVDR	6,464	3,489
		133,217
Turkey-0.82%
BIM Birlesik Magazalar A.S.	2,740	23,086
Soda Sanayii A.S.	3,580	3,933
TAV Havalimanlari Holding AS	960	4,332
Tekfen Holding A.S.	1,748	7,423
Tupras-Turkiye Petrol Rafinerileri A.S.	778	19,584
Turkiye Sise ve Cam Fabrikalari AS	3,899	3,456
		61,814
United Arab Emirates-2.02%
Abu Dhabi Commercial Bank PJSC	15,722	38,522
First Abu Dhabi Bank PJSC	26,440	114,307
		152,829
United States-0.68%
JBS S.A.	7,800	51,619
Total Common Stocks & Other Equity Interests (Cost $7,207,086)		7,528,050
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $2,882)	2,882	2,882
TOTAL INVESTMENTS IN SECURITIES-99.45% (Cost $7,209,968)		7,530,932
OTHER ASSETS LESS LIABILITIES-0.55%		41,401
NET ASSETS-100.00%		$7,572,333

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REGS-Regulation S

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $294,787, which represented 3.89% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2019.
	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco India ETF*	$547,854	$-	$(617,936)	$72,992	$(2,910)	$-	$4,208

*	At July 31, 2019, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.58%
Australia-16.58%
AGL Energy Ltd.	9,277	$ 134,086
Aurizon Holdings Ltd.	26,815	106,458
AusNet Services	93,787	114,741
Commonwealth Bank of Australia	1,948	110,501
GPT Group (The)	22,646	96,930
National Australia Bank Ltd.	7,569	148,735
Scentre Group	48,310	132,858
Stockland	47,061	148,236
Suncorp Group Ltd.	12,765	118,865
Sydney Airport	19,541	112,598
Tabcorp Holdings Ltd.	33,408	103,389
Transurban Group	8,678	93,009
Vicinity Centres	82,878	149,093
Wesfarmers Ltd.	5,149	139,083
Woodside Petroleum Ltd.	5,319	127,214
		1,835,796
Finland-1.23%
Sampo Oyj, Class A	3,253	136,437
France-7.70%
AXA S.A.	4,742	120,906
CNP Assurances	4,345	90,465
Engie S.A.	8,318	128,917
Orange S.A.	7,847	117,292
Sanofi	1,098	92,251
TOTAL S.A.	2,204	115,421
Unibail-Rodamco-Westfield	665	89,590
Veolia Environnement S.A.	3,827	97,363
		852,205
Germany-4.26%
Allianz S.E.	381	89,253
Deutsche Post AG	2,760	90,684
Deutsche Telekom AG	6,401	106,048
E.ON S.E.	9,731	98,095
Muenchener Rueckversicherungs-Gesellschaft AG	361	87,542
		471,622
Hong Kong-5.69%
CK Hutchison Holdings Ltd.	9,500	89,382
Hang Seng Bank Ltd.	3,400	81,179
HK Electric Investments & HK Electric Investments Ltd., REGS(a)	111,277	112,870
HKT Trust & HKT Ltd.	78,442	125,461
Mapletree North Asia Commercial Trust, REGS(a)	104,266	108,186
Power Assets Holdings Ltd.	15,736	112,875
		629,953
Italy-5.90%
A2A S.p.A.	58,640	103,158
Assicurazioni Generali S.p.A.	6,166	115,610
Enel S.p.A.	14,440	99,665
Eni S.p.A.	8,116	128,352
Snam S.p.A.	23,094	114,139
Terna - Rete Elettrica Nazionale S.p.A.	15,124	92,682
		653,606
Japan-15.24%
Activia Properties, Inc.	21	96,611
Canon, Inc.	4,076	111,515
Daiwa House REIT Investment Corp.	37	90,817
Frontier Real Estate Investment Corp.	24	103,670
GLP J-REIT	86	96,158
	Shares	Value
Japan-(continued)
Japan Hotel REIT Investment Corp.	122	$ 102,027
Japan Post Bank Co. Ltd.(b)	9,785	95,349
Japan Post Holdings Co. Ltd.	8,711	85,686
Japan Retail Fund Investment Corp.	46	92,699
Japan Tobacco, Inc.	6,534	145,605
Mizuho Financial Group, Inc.	70,532	100,301
Mori Trust Sogo Reit, Inc.	57	95,074
MS&AD Insurance Group Holdings, Inc.	2,653	87,501
Nippon Steel Corp.	6,000	94,856
Sekisui House Ltd.	5,800	98,051
Sumitomo Mitsui Financial Group, Inc.	2,900	101,684
United Urban Investment Corp.	53	89,867
		1,687,471
Netherlands-0.91%
Koninklijke KPN N.V.	35,033	100,674
New Zealand-3.35%
Contact Energy Ltd.	21,619	111,152
Meridian Energy Ltd.	31,425	97,584
Spark New Zealand Ltd.	61,571	161,735
		370,471
Norway-1.96%
DNB ASA	6,131	110,824
Telenor ASA	5,183	106,288
		217,112
Portugal-2.35%
EDP - Energias de Portugal S.A.	34,495	127,549
NOS, SGPS S.A.	21,238	133,011
		260,560
Singapore-11.16%
Ascendas REIT	47,633	106,505
CapitaLand Commercial Trust	58,452	87,984
CapitaLand Mall Trust	52,985	101,436
DBS Group Holdings Ltd.	6,400	123,506
Keppel REIT	111,321	100,864
Mapletree Commercial Trust	65,922	99,710
Mapletree Logistics Trust	79,811	89,810
Singapore Airlines Ltd.	13,341	94,266
Singapore Exchange Ltd.	17,460	101,044
Singapore Press Holdings Ltd.	71,100	114,816
Singapore Telecommunications Ltd.	44,293	107,775
Suntec REIT	77,400	108,022
		1,235,738
Spain-6.16%
Endesa, S.A.	4,517	112,403
Mapfre, S.A.	32,817	91,090
Naturgy Energy Group S.A.	5,948	151,655
Red Electrica Corp. S.A.	5,070	96,529
Repsol S.A.	8,278	132,583
Telefonica S.A.	12,711	97,949
		682,209
Sweden-2.26%
Svenska Handelsbanken AB, Class A	13,398	121,785
Telia Co. AB	28,528	128,319
		250,104
Switzerland-3.94%
ABB Ltd.	4,942	93,873
Swiss Re AG	1,243	121,236

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Switzerland-(continued)
Swisscom AG	210	$ 102,349
Zurich Insurance Group AG	341	119,350
		436,808
United Kingdom-10.89%
Admiral Group PLC	4,345	115,289
British Land Co. PLC (The)	19,881	123,664
Direct Line Insurance Group PLC	32,941	130,039
GlaxoSmithKline PLC	5,631	117,392
HSBC Holdings PLC	15,543	124,981
Land Securities Group PLC	12,022	117,203
National Grid PLC	12,478	128,998
Royal Dutch Shell PLC, Class A	4,081	129,622
Severn Trent PLC	4,100	101,158
United Utilities Group PLC	12,211	117,910
		1,206,256
Total Common Stocks & Other Equity Interests (Cost $10,847,992)		11,027,022
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $2,990)	2,990	2,990
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.61% (Cost $10,850,982)		11,030,012
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.57%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)(d)	47,093	$ 47,093
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)(d)	16,730	16,737
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,830)		63,830
TOTAL INVESTMENTS IN SECURITIES-100.18% (Cost $10,914,812)		11,093,842
OTHER ASSETS LESS LIABILITIES-(0.18)%		(20,272)
NET ASSETS-100.00%		$11,073,570

Investment Abbreviations:
REGS-Regulation S
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $221,056, which represented 2.00% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco S&P International Developed Low Volatility ETF (IDLV)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.61%
Australia-8.45%
ASX Ltd.	76,701	$ 4,652,462
Aurizon Holdings Ltd.	960,911	3,784,925
AusNet Services	2,861,006	3,495,214
Brambles Ltd.	393,887	3,554,500
Commonwealth Bank of Australia	62,158	3,518,678
Dexus	403,639	3,640,807
Goodman Group	340,773	3,469,987
GPT Group (The)	950,879	4,057,307
Mirvac Group	1,571,447	3,476,981
National Australia Bank Ltd.	196,518	3,850,695
Orica Ltd.	234,320	3,516,747
Scentre Group	1,316,632	3,611,039
Sonic Healthcare Ltd.	186,426	3,592,906
Suncorp Group Ltd.	374,949	3,481,963
Sydney Airport	644,291	3,703,145
Transurban Group	486,161	5,196,923
Vicinity Centres	2,069,069	3,711,354
Woolworths Group Ltd.	191,677	4,693,569
		69,009,202
Austria-0.44%
IMMOFINANZ AG(a)	134,132	3,599,847
Belgium-2.73%
Ackermans & van Haaren N.V.	26,176	3,836,605
Ageas	78,142	4,229,453
Colruyt S.A.(b)	59,262	3,096,963
Groupe Bruxelles Lambert S.A.	41,706	3,958,152
Sofina S.A.	19,763	3,832,003
UCB S.A.	42,740	3,356,735
		22,309,911
Canada-22.02%
Algonquin Power & Utilities Corp.	358,069	4,482,850
Atco Ltd., Class I	117,687	3,942,467
Bank of Montreal(b)	72,247	5,435,787
Bank of Nova Scotia (The)	103,287	5,542,095
BCE, Inc.	119,565	5,430,344
Brookfield Asset Management, Inc., Class A	76,282	3,756,735
Canadian Apartment Properties REIT	110,905	4,113,911
Canadian Imperial Bank of Commerce	67,739	5,356,083
Canadian Utilities Ltd., Class A	169,918	4,650,537
CGI, Inc., Class A(a)	51,222	3,962,328
Choice Properties Real Estate Investment Trust	432,973	4,527,068
Emera, Inc.(b)	113,321	4,729,080
First Capital Realty, Inc.	274,003	4,559,240
Fortis, Inc.	143,688	5,692,152
George Weston Ltd.	54,368	4,321,617
Great-West Lifeco, Inc.	178,837	3,946,766
H&R Real Estate Investment Trust	301,407	5,205,735
Hydro One Ltd., REGS(c)	285,456	5,067,189
IGM Financial, Inc.	128,803	3,576,254
Intact Financial Corp.	46,800	4,384,370
Inter Pipeline Ltd.(b)	246,752	4,173,447
Loblaw Cos., Ltd.	77,544	4,043,874
Metro, Inc.	108,325	4,258,262
National Bank of Canada	139,181	6,770,653
Pembina Pipeline Corp.(b)	111,024	4,048,996
Power Corp. of Canada	193,185	4,116,298
Power Financial Corp.	197,784	4,351,353
Quebecor, Inc., Class B	157,850	3,594,193
RioCan REIT	300,405	5,952,510
	Shares	Value
Canada-(continued)
Rogers Communications, Inc., Class B	83,724	$ 4,368,070
Royal Bank of Canada	70,035	5,558,427
Saputo, Inc.	117,198	3,557,486
Shaw Communications, Inc., Class B	208,354	4,104,724
SmartCentres REIT	196,121	4,837,497
Sun Life Financial, Inc.	99,644	4,161,350
TC Energy Corp	76,859	3,782,225
TELUS Corp.	168,300	6,080,152
Thomson Reuters Corp.	52,305	3,530,682
Toronto-Dominion Bank (The)	101,028	5,935,583
		179,908,390
Denmark-1.00%
Carlsberg A/S, Class B	30,335	4,161,282
Tryg A/S	129,758	3,984,138
		8,145,420
Finland-0.44%
Sampo Oyj, Class A	85,568	3,581,703
France-5.50%
Air Liquide S.A.	28,813	3,999,506
AXA S.A.	166,467	4,231,686
CNP Assurances	159,555	3,318,535
Danone S.A.	50,478	4,401,722
Klepierre S.A.	104,019	3,218,511
L’Oreal S.A.	12,764	3,432,732
Orange S.A.	279,987	4,178,409
Pernod Ricard S.A.	21,468	3,780,588
Sanofi	42,285	3,548,601
TOTAL S.A.	64,372	3,354,836
Veolia Environnement S.A.	147,262	3,724,760
Vinci S.A.	36,340	3,745,903
		44,935,789
Germany-4.51%
Allianz S.E.	15,770	3,697,557
Beiersdorf AG(b)	28,664	3,351,022
Deutsche Boerse AG	24,832	3,491,935
Deutsche Telekom AG	247,229	4,089,594
Deutsche Wohnen S.E.	93,639	3,463,439
Hannover Rueck S.E.	23,272	3,666,421
Innogy S.E., REGS(c)	163,333	7,912,508
Muenchener Rueckversicherungs-Gesellschaft AG	15,567	3,774,974
Vonovia S.E.	68,604	3,377,188
		36,824,638
Hong Kong-4.97%
CK Infrastructure Holdings Ltd.	483,749	3,748,303
CLP Holdings Ltd.	325,017	3,522,827
Hang Seng Bank Ltd.	136,836	3,244,010
HK Electric Investments & HK Electric Investments Ltd., REGS(c)	4,618,267	4,684,403
HKT Trust & HKT Ltd.	2,357,449	3,766,698
Hong Kong & China Gas Co., Ltd. (The)	2,102,768	4,636,853
Hongkong Land Holdings Ltd.	546,353	3,335,228
Mapletree North Asia Commercial Trust, REGS(c)	4,191,936	4,349,530
MTR Corp. Ltd.	655,069	4,295,768
Power Assets Holdings Ltd.	706,160	5,054,955
		40,638,575
Israel-2.47%
Alony Hetz Properties & Investments Ltd.	285,507	3,918,179

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Israel-(continued)
Bank Leumi Le-Israel BM	540,579	$ 3,959,097
Paz Oil Co. Ltd.	26,292	3,741,192
Shufersal Ltd.	543,730	4,014,742
Strauss Group Ltd.	149,262	4,525,374
		20,158,584
Italy-2.24%
Assicurazioni Generali S.p.A.	227,537	4,260,198
Enel S.p.A.	567,443	3,911,259
Eni S.p.A.	217,139	3,418,947
Snam S.p.A.	653,327	3,224,412
Terna - Rete Elettrica Nazionale S.p.A.	572,776	3,506,103
		18,320,919
Japan-16.47%
Activia Properties, Inc.	1,091	5,013,943
Advance Residence Investment Corp.(b)	1,527	4,741,947
ANA Holdings, Inc.	108,023	3,632,988
Canon, Inc.	120,790	3,289,620
Chugoku Electric Power Co., Inc. (The)	302,126	3,781,619
Daiwa House REIT Investment Corp.	2,111	5,177,434
Daiwa Office Investment Corp.	668	4,944,335
Frontier Real Estate Investment Corp.	1,306	5,641,391
GLP J-REIT	4,222	4,720,707
Japan Hotel REIT Investment Corp.	5,476	4,569,041
Japan Post Bank Co. Ltd.(b)	422,596	4,106,993
Japan Post Holdings Co. Ltd.	440,097	4,318,464
Japan Prime Realty Investment Corp.	954	4,230,725
Japan Real Estate Investment Corp.	716	4,490,868
Japan Retail Fund Investment Corp.	2,228	4,489,859
Japan Tobacco, Inc.	147,324	3,276,905
Kintetsu Group Holdings Co. Ltd.	70,807	3,353,556
McDonald’s Holdings Co. Japan Ltd.	75,024	3,376,030
Mitsubishi Heavy Industries Ltd.	87,145	3,605,432
Mizuho Financial Group, Inc.	3,296,066	4,669,664
Mori Trust Sogo Reit, Inc.	3,404	5,677,775
MS&AD Insurance Group Holdings, Inc.	122,988	4,038,855
Nippon Building Fund, Inc.	607	4,271,223
Nippon Prologis REIT, Inc.	2,228	5,370,183
Nomura Real Estate Master Fund, Inc.	3,079	4,903,146
ORIX JREIT, Inc.	2,883	5,610,664
Secom Co. Ltd.	41,252	3,248,868
Sumitomo Mitsui Financial Group, Inc.	96,470	3,382,558
Sumitomo Realty & Development Co., Ltd.	93,580	3,414,876
United Urban Investment Corp.	3,119	5,288,583
Yamada Denki Co. Ltd.	885,990	3,925,040
		134,563,292
Netherlands-1.75%
Akzo Nobel N.V.	38,330	3,636,582
Heineken Holding N.V.	34,745	3,539,266
Koninklijke Ahold Delhaize N.V.	151,535	3,445,992
Wolters Kluwer N.V.	50,233	3,660,616
		14,282,456
New Zealand-0.93%
Auckland International Airport Ltd.	579,544	3,551,881
Contact Energy Ltd.	783,314	4,017,575
		7,569,456
Norway-0.44%
DNB ASA	197,977	3,569,161
Portugal-0.47%
EDP - Energias de Portugal S.A.	1,045,589	3,842,687
	Shares	Value
Singapore-7.86%
Ascendas REIT	2,335,069	$ 5,201,748
CapitaLand Commercial Trust	2,837,842	4,267,173
CapitaLand Ltd.	1,360,033	3,584,071
CapitaLand Mall Trust	2,053,577	3,923,223
DBS Group Holdings Ltd.	193,812	3,719,091
Keppel REIT	4,306,686	3,902,152
Mapletree Commercial Trust	2,671,608	4,040,940
Mapletree Logistics Trust	3,431,623	3,856,860
Oversea-Chinese Banking Corp. Ltd.	456,092	3,818,821
SATS Ltd.	964,216	3,387,232
Singapore Airlines Ltd.	564,192	3,974,390
Singapore Exchange Ltd.	821,275	4,744,836
Singapore Technologies Engineering Ltd.	1,151,433	3,554,550
Singapore Telecommunications Ltd.	1,652,959	4,007,650
Suntec REIT	2,709,796	3,766,600
Wilmar International Ltd.	1,544,283	4,485,545
		64,234,882
Spain-3.36%
Aena SME, S.A., REGS(c)	18,197	3,299,157
Endesa, S.A.	141,748	3,523,142
Ferrovial, S.A.	147,974	3,869,350
Iberdrola S.A.	384,287	3,662,092
Mapfre, S.A.	1,159,792	3,194,246
Naturgy Energy Group S.A.	126,193	3,212,673
Red Electrica Corp. S.A.	182,545	3,470,682
Telefonica S.A.	421,621	3,236,559
		27,467,901
Sweden-3.64%
Axfood AB	170,436	3,607,599
Castellum AB	199,902	4,083,758
Hufvudstaden AB, Class A	216,884	3,852,199
Industrivarden AB, Class C	168,497	3,686,132
Investor AB, Class B	80,755	3,870,136
L E Lundbergforetagen AB, Class B	93,600	3,494,350
Svenska Handelsbanken AB, Class A	350,023	3,174,719
Telia Co. AB	881,778	3,960,618
		29,729,511
Switzerland-4.87%
Chocoladefabriken Lindt & Spruengli AG	48	3,984,773
Givaudan S.A.	1,468	3,913,154
Nestle S.A.	45,868	4,889,766
Novartis AG	39,379	3,627,615
Partners Group Holding AG	4,797	3,841,114
Roche Holding AG	13,722	3,691,015
SGS S.A.	1,421	3,521,090
Swiss Re AG	39,395	3,833,195
Swisscom AG	8,177	3,985,255
Zurich Insurance Group AG	12,874	4,498,123
		39,785,100
United Kingdom-4.58%
Coca-Cola European Partners PLC	67,379	3,724,711
Compass Group PLC	151,984	3,857,325
Diageo PLC	98,509	4,138,480
Direct Line Insurance Group PLC	850,629	3,349,542
HSBC Holdings PLC	428,447	3,435,667
Land Securities Group PLC	355,524	3,460,876
Segro PLC	464,125	4,334,604
Smith & Nephew plc	156,973	3,580,971

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Unilever N.V.	71,970	$ 4,175,340
WM Morrison Supermarkets PLC(b)	1,417,733	3,379,014
		37,436,530
United States-0.47%
Waste Connections, Inc.	42,349	3,860,640
Total Common Stocks & Other Equity Interests (Cost $762,275,768)		813,774,594
Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $19,676)	19,676	19,676
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.61% (Cost $762,295,444)		813,794,270
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.26%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	19,963,763	$ 19,963,763
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	6,651,927	6,654,588
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,618,279)		26,618,351
TOTAL INVESTMENTS IN SECURITIES-102.87% (Cost $788,913,723)		840,412,621
OTHER ASSETS LESS LIABILITIES-(2.87)%		(23,477,450)
NET ASSETS-100.00%		$816,935,171

Investment Abbreviations:
REGS-Regulation S
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $25,312,787, which represented 3.10% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco S&P International Developed Momentum ETF (IDMO)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.42%
Australia-11.85%
APA Group	663	$ 5,029
ASX Ltd.	161	9,766
BHP Group Ltd.	2,186	60,860
BHP Group PLC	1,216	29,236
Brambles Ltd.	867	7,824
Cochlear Ltd.	30	4,520
Computershare Ltd.	242	2,638
CSL Ltd.	383	60,277
Dexus	888	8,010
Fortescue Metals Group Ltd.	960	5,431
Goodman Group	1,881	19,154
GPT Group (The)	1,458	6,221
Macquarie Group Ltd.	201	17,702
Mirvac Group	2,270	5,023
Rio Tinto Ltd.	227	15,474
Santos Ltd.	1,149	5,702
Washington H Soul Pattinson & Co. Ltd.	121	1,885
Wesfarmers Ltd.	553	14,895
Woodside Petroleum Ltd.	465	11,006
Woolworths Group Ltd.	896	21,940
		312,593
Austria-0.23%
IMMOFINANZ AG(a)	58	1,557
Verbund AG	82	4,624
		6,181
Belgium-0.22%
Colruyt S.A.(b)	58	3,031
Sofina S.A.	14	2,715
		5,746
Canada-9.24%
Air Canada(a)	160	5,533
Algonquin Power & Utilities Corp.	327	4,094
Brookfield Asset Management, Inc., Class A	488	24,033
CAE, Inc.	198	5,366
Cameco Corp.	295	2,723
Canadian Apartment Properties REIT	82	3,042
Canadian National Railway Co.	409	38,908
Canadian Pacific Railway Ltd.	91	21,837
Canopy Growth Corp.(a)	169	5,569
CGI, Inc., Class A(a)	194	15,007
Constellation Software, Inc.	12	11,475
Empire Co. Ltd., Class A	114	3,032
Fortis, Inc.	283	11,211
Genworth MI Canada, Inc.	20	742
H&R Real Estate Investment Trust	100	1,727
Loblaw Cos., Ltd.	142	7,405
Metro, Inc.	172	6,761
Pembina Pipeline Corp.	336	12,254
Quebecor, Inc., Class B	165	3,757
Restaurant Brands International, Inc.	136	10,067
RioCan REIT	98	1,942
Rogers Communications, Inc., Class B	311	16,225
Shopify, Inc., Class A(a)	58	18,525
SmartCentres REIT	55	1,357
Thomson Reuters Corp.	131	8,843
WSP Global, Inc.	37	2,097
		243,532
	Shares	Value
China-0.21%
Alibaba Health Information Technology Ltd.(a)	2,888	$ 2,590
Evergrande Health Industry Group Ltd.(a)	2,503	2,802
		5,392
Denmark-1.87%
Ambu A/S, Class B	99	1,458
Chr Hansen Holding A/S	62	5,433
Coloplast A/S, Class B	68	7,966
GN Store Nord A/S	110	5,254
Orsted A/S, REGS(c)	140	12,827
Tryg A/S	107	3,285
Vestas Wind Systems A/S	158	13,024
		49,247
Finland-1.78%
Fortum Oyj	290	6,700
Neste Oyj	324	10,772
Nokia Oyj(b)	5,436	29,461
		46,933
France-13.05%
Christian Dior S.E.	4	2,086
Dassault Systemes S.E.	78	11,876
Electricite de France S.A.	396	4,914
Hermes International	25	17,671
Kering S.A.	39	20,263
L’Oreal S.A.	162	43,568
LVMH Moet Hennessy Louis Vuitton S.E.	136	56,560
Pernod Ricard S.A.	135	23,774
Peugeot S.A.	351	8,290
Safran S.A.	242	34,879
Sanofi	670	56,227
TOTAL S.A.	1,230	64,103
		344,211
Germany-4.36%
Aroundtown S.A.	569	4,582
Deutsche Boerse AG	116	16,312
Deutsche Wohnen S.E.	285	10,541
E.ON S.E.	1,409	14,181
Hannover Rueck S.E.	45	7,090
MTU Aero Engines AG	40	10,063
RWE AG	492	13,386
Sartorius AG, Preference Shares	23	4,740
Symrise AG	62	5,777
Vonovia S.E.	314	15,457
Wirecard AG	77	12,946
		115,075
Hong Kong-2.70%
CLP Holdings Ltd.	1,295	14,036
HK Electric Investments & HK Electric Investments Ltd., REGS(c)	1,864	1,891
HKT Trust & HKT Ltd.	3,335	5,329
Hong Kong & China Gas Co., Ltd. (The)	9,701	21,392
Link REIT	1,768	20,618
NWS Holdings Ltd	1,101	2,043
Swire Pacific Ltd., Class A	341	3,871
Swire Properties Ltd.	577	2,090
		71,270

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Ireland-0.29%
Glanbia PLC	135	$ 1,774
ICON PLC(a)	38	5,934
		7,708
Israel-1.35%
Bank Leumi Le-Israel BM	947	6,936
CyberArk Software Ltd.(a)	42	5,833
First International Bank Of Israel Ltd.	33	855
Israel Chemicals Ltd.	748	4,048
Israel Discount Bank Ltd., Class A	936	4,074
Nice Ltd.(a)	46	7,055
Plus500 Ltd.	78	572
Wix.com Ltd.(a)	41	6,089
		35,462
Italy-0.89%
Davide Campari-Milano S.p.A.	396	3,694
Moncler S.p.A.	104	4,288
Poste Italiane S.p.A., REGS(c)	275	2,954
Snam S.p.A.	1,230	6,070
Terna - Rete Elettrica Nazionale S.p.A.	897	5,491
UnipolSai Assicurazioni S.p.A.	416	1,089
		23,586
Japan-8.41%
Advance Residence Investment Corp.	1	3,105
Aeon Co. Ltd.	552	9,584
Alfresa Holdings Corp.	110	2,670
Astellas Pharma, Inc.	1,042	14,839
Bandai Namco Holdings, Inc.	178	9,542
Central Japan Railway Co.	117	23,532
Chubu Electric Power Co. Inc.	537	7,587
Chugoku Electric Power Co., Inc. (The)	293	3,667
Eisai Co. Ltd.	190	10,292
FamilyMart UNY Holdings Co. Ltd.	320	6,867
Fancl Corp.	51	1,286
Japan Prime Realty Investment Corp.	1	4,435
Japan Real Estate Investment Corp.	1	6,272
Kansai Electric Power Co., Inc. (The)	515	6,364
Keihan Holdings Co. Ltd.	93	3,783
Keio Corp.	80	4,948
Kikkoman Corp.	118	5,345
Kintetsu Group Holdings Co. Ltd.	111	5,257
Kyushu Electric Power Co., Inc.	302	3,012
Marui Group Co. Ltd.	105	2,278
Medipal Holdings Corp.	127	2,707
MonotaRO Co. Ltd.	84	1,839
Mori Trust Sogo Reit, Inc.	1	1,668
NEC Corp.	150	6,118
Nippon Building Fund, Inc.	1	7,037
Nissan Chemical Corp.	112	4,914
OBIC Co. Ltd.	39	4,136
ORIX JREIT, Inc.	2	3,892
Sankyo Co. Ltd.	33	1,139
SG Holdings Co. Ltd.	133	3,514
Skylark Holdings Co. Ltd.	136	2,373
Sojitz Corp.	755	2,365
Sotetsu Holdings, Inc.	46	1,217
Sumitomo Dainippon Pharma Co. Ltd.	129	2,373
Suzuken Co., Ltd.	60	3,317
Taisho Pharmaceutical Holdings Co. Ltd.	34	2,592
Terumo Corp.	360	10,494
TIS, Inc.	52	2,725
	Shares	Value
Japan-(continued)
Toho Gas Co. Ltd.	93	$ 3,559
Tokyo Electric Power Co. Holdings, Inc.(a)	743	3,579
Tokyo Gas Co., Ltd.	216	5,401
Toyo Seikan Group Holdings Ltd.	141	2,465
Unicharm Corp.	221	6,275
Zensho Holdings Co. Ltd.	63	1,358
		221,722
Luxembourg-0.19%
SES S.A., FDR	294	4,915
Netherlands-1.70%
Koninklijke Ahold Delhaize N.V.	1,136	25,833
Wolters Kluwer N.V.	261	19,020
		44,853
New Zealand-0.83%
a2 Milk Co. Ltd.(a)	427	5,044
Auckland International Airport Ltd.	575	3,524
Contact Energy Ltd.	522	2,677
Meridian Energy Ltd.	1,210	3,743
Spark New Zealand Ltd.	1,343	3,528
Xero Ltd.(a)	75	3,342
		21,858
Norway-1.40%
Aker ASA, Class A	19	1,010
Aker BP ASA	68	1,945
Austevoll Seafood ASA	103	1,059
DNO ASA	566	958
Equinor ASA	549	9,884
Leroy Seafood Group ASA	325	2,072
Mowi ASA	451	10,943
Salmar ASA	63	2,933
Schibsted ASA, Class A	44	1,197
TGS NOPEC Geophysical Co. ASA	64	1,562
Tomra Systems ASA	115	3,419
		36,982
Singapore-0.49%
BOC Aviation Ltd., REGS(c)	209	1,806
CapitaLand Mall Trust	2,143	4,094
ComfortDelGro Corp. Ltd.	1,204	2,380
Mapletree Commercial Trust	1,105	1,671
Singapore Technologies Engineering Ltd.	963	2,973
		12,924
South Africa-0.71%
Anglo American PLC(b)	751	18,668
Spain-2.51%
ACS Actividades de Construccion y Servicios S.A.	153	6,211
Endesa, S.A.	286	7,108
Iberdrola S.A.	3,817	36,374
Naturgy Energy Group S.A.	375	9,547
Red Electrica Corp. S.A.	360	6,845
		66,085
Sweden-2.69%
AAK AB	83	1,710
Castellum AB	270	5,516
Elekta AB, Class B	377	5,404
Fabege AB	314	4,876
Fastighets AB Balder, Class B(a)	90	3,102
Hufvudstaden AB, Class A	92	1,634
Investment AB Latour, Class B	74	1,020

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Sweden-(continued)
Lundin Petroleum AB	161	$ 5,091
Nibe Industrier AB, Class B	366	5,205
Swedish Match AB	142	5,466
Swedish Orphan Biovitrum AB(a)	154	3,005
Tele2 AB, Class B	285	4,102
Telefonaktiebolaget LM Ericsson, Class B	2,799	24,732
		70,863
Switzerland-13.67%
Chocoladefabriken Lindt & Spruengli AG, PC	1	7,396
Givaudan S.A.	4	10,662
Nestle S.A.	1,850	197,220
Roche Holding AG	521	140,141
Roche Holding AG, BR	19	5,116
		360,535
United Kingdom-16.86%
Admiral Group PLC	182	4,820
AstraZeneca PLC	817	70,636
BP PLC	9,856	65,445
Bunzl PLC	245	6,450
Coca-Cola European Partners PLC	182	10,061
Compass Group PLC	904	22,943
Croda International PLC	65	3,724
Diageo PLC	1,759	73,898
Experian PLC	650	19,855
GlaxoSmithKline PLC	3,167	66,024
J Sainsbury PLC	980	2,355
London Stock Exchange Group PLC	208	16,896
Ocado Group PLC(a)	526	7,964
Pearson PLC(b)	677	7,232
RELX PLC	1,125	26,867
Rentokil Initial PLC	1,005	5,338
Segro PLC	693	6,472
Smith & Nephew plc	555	12,661
United Utilities Group PLC	411	3,962
Whitbread PLC	142	7,845
WM Morrison Supermarkets PLC(b)	1,316	3,137
		444,585
	Shares	Value
United States-1.92%
Atlassian Corp. PLC, Class A(a)	110	$ 15,413
Bausch Health Cos. Inc.(a)	201	4,854
Mellanox Technologies Ltd.(a)	35	3,942
QIAGEN N.V.(a)	154	5,901
Waste Connections, Inc.	226	20,603
		50,713
Total Common Stocks & Other Equity Interests (Cost $2,518,722)		2,621,639
Money Market Funds-0.17%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $4,628)	4,628	4,628
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.59% (Cost $2,523,350)		2,626,267
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.24%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	43,817	43,817
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	15,160	15,166
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,983)		58,983
TOTAL INVESTMENTS IN SECURITIES-101.83% (Cost $2,582,333)		2,685,250
OTHER ASSETS LESS LIABILITIES-(1.83)%		(48,213)
NET ASSETS-100.00%		$2,637,037

Investment Abbreviations:
BR-Bearer Shares
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
REGS-Regulation S
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $19,478, which represented less than 1% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)
July 31, 2019
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.98%
U.S. Treasury Inflation — Indexed Notes-99.98%(a)
1.38%, 01/15/2020	$259,353	$ 258,356
0.13%, 04/15/2020	630,990	623,773
1.25%, 07/15/2020	438,590	440,310
1.13%, 01/15/2021	495,202	497,139
0.13%, 04/15/2021	559,715	553,083
0.63%, 07/15/2021	469,271	470,939
0.13%, 01/15/2022	538,580	533,735
0.13%, 04/15/2022	539,678	534,177
0.13%, 07/15/2022	526,742	524,020
0.13%, 01/15/2023	524,229	520,338
0.63%, 04/15/2023	558,802	564,053
0.38%, 07/15/2023	520,508	523,714
0.63%, 01/15/2024	518,044	526,133
0.50%, 04/15/2024	376,307	380,283
0.13%, 07/15/2024	510,145	508,858
Total U.S. Treasury Securities (Cost $7,447,264)		7,458,911
	Shares	Value
Money Market Funds-0.22%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(b) (Cost $16,270)	16,270	$ 16,270
TOTAL INVESTMENTS IN SECURITIES-100.20% (Cost $7,463,534)		7,475,181
OTHER ASSETS LESS LIABILITIES-(0.20)%		(14,839)
NET ASSETS-100.00%		$7,460,342
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Australia-7.74%
Adelaide Brighton Ltd.	72	$ 175
AGL Energy Ltd.	104	1,500
ALS Ltd.	80	396
Alumina Ltd.	397	636
AMP Ltd.	465	572
Ansell Ltd.	23	441
APA Group	181	1,373
Aristocrat Leisure Ltd.	101	2,125
ASX Ltd.	31	1,880
Atlas Arteria Ltd.	103	580
Aurizon Holdings Ltd.	312	1,229
AusNet Services	280	342
Australia & New Zealand Banking Group Ltd.	446	8,557
Bank of Queensland Ltd.	62	398
Bendigo & Adelaide Bank Ltd.	76	601
BHP Group Ltd.	458	12,751
BHP Group PLC	323	7,766
BlueScope Steel Ltd.	83	745
Boral Ltd.	185	656
Brambles Ltd.	252	2,274
Caltex Australia Ltd.	41	760
Challenger Ltd.	91	443
CIMIC Group Ltd.	15	377
Coca-Cola Amatil Ltd.	84	612
Cochlear Ltd.	9	1,356
Coles Group Ltd.(a)	174	1,699
Commonwealth Bank of Australia	277	15,681
Computershare Ltd.	77	839
Crown Resorts Ltd.	56	458
CSL Ltd.	70	11,017
CSR Ltd.	80	221
Dexus	162	1,461
Domain Holdings Australia Ltd.	36	74
Dominos Pizza Enterprises Ltd.(b)	10	265
Downer EDI Ltd.	94	463
DuluxGroup Ltd.	62	399
Evolution Mining Ltd.	161	543
Flight Centre Travel Group Ltd.	9	284
Fortescue Metals Group Ltd.	255	1,443
Goodman Group	279	2,841
GPT Group (The)	286	1,220
Harvey Norman Holdings Ltd.(b)	84	253
Iluka Resources Ltd.	66	437
Incitec Pivot Ltd.	268	642
Insurance Australia Group Ltd.	366	2,171
IOOF Holdings Ltd.	58	232
LendLease Group	89	890
Macquarie Group Ltd.	48	4,227
Magellan Financial Group Ltd.	20	849
Medibank Pvt Ltd.	437	1,083
Metcash Ltd.	154	299
Mirvac Group	588	1,301
National Australia Bank Ltd.	436	8,543
Newcrest Mining Ltd.	122	2,936
Northern Star Resources Ltd.	95	831
Nufarm Ltd.(b)	49	164
Oil Search Ltd.	216	1,044
Orica Ltd.	60	901
Origin Energy Ltd.	278	1,504
Orora Ltd.	192	447
OZ Minerals Ltd.	47	332
	Shares	Value
Australia-(continued)
Perpetual Ltd.	7	$ 190
Platinum Asset Management Ltd.	37	122
Qantas Airways Ltd.	101	397
QBE Insurance Group Ltd.	204	1,752
Qube Holdings Ltd.	189	410
Ramsay Health Care Ltd.	20	1,003
REA Group Ltd.	8	538
Rio Tinto Ltd.	58	3,954
Rio Tinto plc	171	9,776
Santos Ltd.	281	1,394
Scentre Group	787	2,158
SEEK Ltd.	55	790
Seven Group Holdings Ltd.(b)	16	197
Shopping Centres Australasia Property Group	118	198
Sonic Healthcare Ltd.	71	1,368
South32 Ltd.	788	1,702
Star Entertainment Group Ltd. (The)	131	374
Stockland	384	1,207
Suncorp Group Ltd.	205	1,904
Sydney Airport	175	1,006
Tabcorp Holdings Ltd.	299	920
Telstra Corp. Ltd.	661	1,805
TPG Telecom Ltd.	57	273
Transurban Group	413	4,415
Treasury Wine Estates Ltd.	109	1,324
Vicinity Centres	520	933
Vocus Group Ltd.(a)	95	211
Washington H Soul Pattinson & Co. Ltd.	14	218
Wesfarmers Ltd.	174	4,687
Westpac Banking Corp.	542	10,677
Whitehaven Coal Ltd.	108	275
WiseTech Global Ltd.	12	263
Woodside Petroleum Ltd.	144	3,409
Woolworths Group Ltd.	197	4,824
WorleyParsons Ltd.	59	653
		181,866
Austria-0.21%
ANDRITZ AG	11	395
Erste Group Bank AG(a)	44	1,583
OMV AG	22	1,106
Raiffeisen Bank International AG	20	470
Telekom Austria AG(a)	22	164
Verbund AG	10	564
Vienna Insurance Group AG Wiener Versicherung Gruppe	6	155
voestalpine AG	18	479
		4,916
Belgium-1.05%
Ackermans & van Haaren N.V.	3	440
Ageas	29	1,570
Anheuser-Busch InBev S.A./N.V.	120	12,207
Colruyt S.A.(b)	8	418
Galapagos N.V.(a)	7	1,221
Groupe Bruxelles Lambert S.A.	11	1,044
KBC Group N.V.	42	2,713
Proximus SADP	22	631
Sofina S.A.	2	388
Solvay S.A.	11	1,131
Telenet Group Holding N.V.	8	396

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Belgium-(continued)
UCB S.A.	19	$ 1,492
Umicore S.A.	33	1,035
		24,686
Cambodia-0.01%
NagaCorp Ltd.	230	347
Chile-0.03%
Antofagasta PLC	55	623
China-0.39%
AAC Technologies Holdings, Inc.	110	596
BOC Hong Kong Holdings Ltd.	569	2,178
China Mengniu Dairy Co. Ltd.(a)	424	1,722
China Travel International Investment Hong Kong Ltd.	398	73
FIH Mobile Ltd.(a)	455	64
Guotai Junan International Holdings Ltd.	369	59
Kerry Logistics Network Ltd.	87	149
Lenovo Group Ltd.	1,138	914
Minth Group Ltd.	109	306
MMG Ltd.(a)	351	109
Nexteer Automotive Group Ltd.	129	134
Semiconductor Manufacturing International Corp.(a)	444	525
Shougang Fushan Resources Group Ltd.	567	118
Shui On Land Ltd.	546	116
Tingyi Cayman Islands Holding Corp.	295	441
Towngas China Co., Ltd.(a)	162	124
Uni-President China Holdings Ltd.	182	216
Want Want China Holdings Ltd.	874	682
Xinyi Glass Holdings Ltd.	317	321
Xinyi Solar Holdings Ltd.	495	272
		9,119
Denmark-1.61%
Ambu A/S, Class B	26	383
AP Moller - Maersk A/S, Class A	1	1,074
AP Moller - Maersk A/S, Class B	1	1,127
Carlsberg A/S, Class B	16	2,195
Chr Hansen Holding A/S	15	1,314
Coloplast A/S, Class B	21	2,460
Danske Bank A/S	103	1,536
Demant A/S(a)	18	534
Drilling Co. of 1972 A/S (The)(a)	4	272
DSV A/S	28	2,684
Genmab A/S(a)	9	1,669
GN Store Nord A/S	21	1,003
H Lundbeck A/S	9	349
ISS A/S	29	819
Jyske Bank A/S(a)	11	352
Novo Nordisk A/S, Class B	257	12,416
Novozymes A/S, Class B	33	1,542
Orsted A/S, REGS(c)	23	2,107
Pandora A/S	15	580
Rockwool International A/S, Class B	1	245
Tryg A/S	19	583
Vestas Wind Systems A/S	31	2,555
		37,799
Finland-1.12%
Elisa Oyj	23	1,086
Fortum Oyj	68	1,571
Huhtamaki Oyj	14	534
Kesko Oyj, Class B	10	609
	Shares	Value
Finland-(continued)
Kone Oyj, Class B	60	$ 3,440
Metso Oyj	17	658
Neste Oyj	66	2,194
Nokia Oyj	859	4,655
Nokian Renkaat Oyj	21	605
Nordea Bank Abp	487	3,142
Orion Oyj, Class B(b)	16	552
Sampo Oyj, Class A	76	3,181
Stora Enso Oyj, Class R	86	996
UPM-Kymmene Oyj	83	2,251
Wartsila Oyj Abp	71	895
		26,369
France-9.89%
Accor S.A.	31	1,388
Adevinta ASA, Class A(a)	13	147
Adevinta ASA, Class B(a)	14	157
Aeroports de Paris	4	693
Air France-KLM(a)	34	356
Air Liquide S.A.	66	9,161
Airbus S.E.	86	12,229
ALD S.A., REGS(c)	13	195
Alstom S.A.	24	1,038
Amundi S.A., REGS(c)	9	624
Arkema S.A.	11	996
Atos S.E.	14	1,134
AXA S.A.	300	7,626
BioMerieux	6	510
BNP Paribas S.A.	169	7,898
Bollore S.A.	155	670
Bouygues S.A.	32	1,150
Bureau Veritas S.A.	43	1,078
Capgemini S.E.	24	3,062
Carrefour S.A.	87	1,681
Casino Guichard Perrachon S.A.(b)	9	334
Cie de Saint-Gobain	76	2,927
Cie Generale des Etablissements Michelin SCA	27	3,004
Cie Plastic Omnium S.A.	9	238
CNP Assurances	25	520
Covivio	7	718
Credit Agricole S.A.	174	2,077
Danone S.A.	94	8,197
Dassault Systemes S.E.	21	3,197
Edenred	37	1,866
Eiffage S.A.	12	1,191
Electricite de France S.A.	76	943
Elis S.A.	30	559
Engie S.A.	252	3,881
EssilorLuxottica S.A.	45	6,092
Eurazeo S.E.	7	472
Eutelsat Communications S.A.	27	519
Faurecia SA	11	522
Gecina S.A.	8	1,224
Getlink S.E.	72	1,045
Hermes International	5	3,534
ICADE	5	436
Iliad S.A.(b)	4	413
Imerys S.A.	6	252
Ingenico Group S.A.	10	955
Ipsen S.A.	5	576
JCDecaux S.A.	11	319
Kering S.A.	11	5,715
Klepierre S.A.	31	959

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
France-(continued)
Lagardere SCA	18	$ 411
Legrand S.A.	41	2,907
L’Oreal S.A.	37	9,951
LVMH Moet Hennessy Louis Vuitton S.E.	39	16,220
Natixis S.A.	133	536
Orange S.A.	299	4,462
Orpea	7	882
Pernod Ricard S.A.	33	5,811
Peugeot S.A.	84	1,984
Publicis Groupe S.A.	33	1,643
Remy Cointreau S.A.(b)	4	592
Renault S.A.	29	1,621
Rexel S.A.	48	539
Rubis SCA	13	733
Safran S.A.	51	7,351
Sanofi	169	14,183
Sartorius Stedim Biotech	4	641
Schneider Electric S.E.	81	7,014
SCOR S.E.	25	1,034
SEB S.A.	4	644
Societe BIC S.A.	4	279
Societe Generale S.A.	112	2,759
Sodexo S.A.	13	1,497
Suez	58	856
Teleperformance	9	1,894
Thales S.A.	16	1,814
TOTAL S.A.	376	19,596
Ubisoft Entertainment S.A.(a)	13	1,082
Unibail-Rodamco-Westfield	21	2,829
Valeo S.A.(b)	38	1,193
Veolia Environnement S.A.	78	1,973
Vinci S.A.	72	7,422
Vivendi S.A.	148	4,137
Wendel S.A.	4	552
Worldline S.A., REGS(a)(c)	13	935
		232,455
Germany-8.05%
1&1 Drillisch AG	7	212
adidas AG	30	9,672
Allianz S.E.	66	15,475
Aroundtown S.A.	98	789
Axel Springer S.E.	7	487
BASF S.E.	142	9,543
Bayer AG	145	9,485
Bayerische Motoren Werke AG	50	3,707
Bayerische Motoren Werke AG, Preference Shares	9	538
Beiersdorf AG(b)	16	1,871
Brenntag AG	25	1,236
Carl Zeiss Meditec AG, BR	6	663
Commerzbank AG	165	1,132
Continental AG	17	2,365
Covestro AG, REGS(c)	25	1,141
Daimler AG	134	6,974
Delivery Hero S.E., REGS(a)(c)	17	822
Deutsche Bank AG	314	2,455
Deutsche Boerse AG	28	3,937
Deutsche Lufthansa AG	37	592
Deutsche Post AG	155	5,083
Deutsche Telekom AG	501	8,287
Deutsche Wohnen S.E.	56	2,071
DWS Group GmbH & Co. KGaA, REGS(c)	5	168
E.ON S.E.	333	3,352
	Shares	Value
Germany-(continued)
Evonik Industries AG	26	$ 750
Fielmann AG	4	281
Fraport AG Frankfurt Airport Services Worldwide	6	505
Fresenius Medical Care	33	2,311
Fresenius S.E. & Co. KGaA	63	3,200
FUCHS PETROLUB S.E.	5	178
FUCHS PETROLUB S.E., Preference Shares	11	427
GEA Group AG	26	657
Grenke AG	4	347
Hannover Rueck S.E.	9	1,418
Hapag-Lloyd AG, REGS(c)	4	170
HeidelbergCement AG	23	1,680
Hella GmbH & Co. KGaA	7	337
Henkel AG & Co. KGaA	16	1,513
Henkel AG & Co. KGaA, Preference Shares	27	2,799
HOCHTIEF AG	3	342
HUGO BOSS AG	10	635
Infineon Technologies AG	173	3,297
Innogy S.E., REGS(c)	20	969
K+S AG(b)	30	492
KION Group AG	11	594
Knorr-Bremse AG	8	818
LANXESS AG	14	843
LEG Immobilien AG	10	1,166
Merck KGaA	20	2,061
METRO AG(b)	26	405
MTU Aero Engines AG	8	2,013
Muenchener Rueckversicherungs-Gesellschaft AG	22	5,335
OSRAM Licht AG(b)	15	573
Porsche Automobil Holding S.E., Preference Shares	24	1,598
ProSiebenSat.1 Media S.E.	36	470
Puma S.E.	10	703
Rational AG	1	686
Rheinmetall AG	7	805
Rocket Internet S.E., REGS(a)(c)	10	284
RWE AG	89	2,422
SAP S.E.	150	18,715
Sartorius AG, Preference Shares	5	1,030
Scout24 AG, REGS(a)(c)	17	950
Siemens AG	117	12,918
Siemens Healthineers AG, REGS(c)	21	882
Suedzucker AG	12	187
Symrise AG	20	1,864
Talanx AG	6	254
Telefonica Deutschland Holding AG	106	269
thyssenkrupp AG	74	961
TUI AG	69	685
Uniper S.E.(b)	31	963
United Internet AG	18	541
Volkswagen AG	5	861
Volkswagen AG, Preference Shares	29	4,884
Vonovia S.E.	80	3,938
Wacker Chemie AG	2	150
Wirecard AG	18	3,026
Zalando S.E., REGS(a)(c)	21	973
		189,192
Hong Kong-3.19%
AIA Group Ltd.	1,844	18,797
ASM Pacific Technology Ltd.	43	505
Bank of East Asia Ltd. (The)	188	544
Brightoil Petroleum Holdings Ltd.(a)(d)	462	0

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Cafe de Coral Holdings Ltd.	53	$ 176
Cathay Pacific Airways Ltd.	125	177
Champion REIT	309	229
Chow Tai Fook Jewellery Group Ltd.	169	160
CK Asset Holdings Ltd.	413	3,107
CK Hutchison Holdings Ltd.	411	3,845
CK Infrastructure Holdings Ltd.	98	759
CLP Holdings Ltd.	253	2,742
Dah Sing Banking Group Ltd.	58	101
Dah Sing Financial Holdings Ltd.	23	103
Dairy Farm International Holdings Ltd.	47	352
First Pacific Co., Ltd.	369	154
Great Eagle Holdings Ltd.	43	175
Haitong International Securities Group Ltd.	355	105
Hang Lung Group Ltd.	138	355
Hang Lung Properties Ltd.	321	756
Hang Seng Bank Ltd.	110	2,608
Henderson Land Development Co. Ltd.	205	1,058
Hong Kong & China Gas Co., Ltd. (The)	1,513	3,336
Hong Kong Exchanges & Clearing Ltd.	190	6,417
Hongkong Land Holdings Ltd.	185	1,129
Huabao International Holdings Ltd.	141	59
Hutchison Port Holdings Trust, Class U	802	176
Hutchison Telecommunications Hong Kong Holdings Ltd.	204	44
Hysan Development Co. Ltd.	98	468
Jardine Matheson Holdings Ltd.	33	2,009
Jardine Strategic Holdings Ltd.	29	999
Johnson Electric Holdings Ltd.	54	97
Kerry Properties Ltd.	94	354
Li & Fung Ltd.	917	128
Lifestyle International Holdings Ltd.	71	97
Link REIT	329	3,837
Mapletree North Asia Commercial Trust, REGS(c)	318	330
Melco International Development Ltd.	126	305
MTR Corp. Ltd.	222	1,456
New World Development Co. Ltd.	872	1,221
NWS Holdings Ltd	221	410
PCCW Ltd.	659	375
Power Assets Holdings Ltd.	207	1,482
Sa Sa International Holdings Ltd.(b)	164	46
Shangri-La Asia Ltd.	175	212
Shun Tak Holdings Ltd.	293	109
Sino Land Co. Ltd.	470	764
Sun Art Retail Group Ltd.	348	352
Sun Hung Kai Properties Ltd.	218	3,504
Swire Pacific Ltd., Class A	80	908
Swire Pacific Ltd., Class B	146	261
Swire Properties Ltd.	167	605
Techtronic Industries Co. Ltd.	198	1,483
Television Broadcasts Ltd.	46	74
United Energy Group Ltd.(a)	1,144	208
Vitasoy International Holdings Ltd.	120	563
VTech Holdings Ltd.	25	220
WH Group Ltd.	1,328	1,295
Wharf Holdings Ltd. (The)	193	471
Wharf Real Estate Investment Co. Ltd.	193	1,221
Wheelock & Co. Ltd.	130	821
Yue Yuen Industrial Holdings Ltd.	114	320
		74,974
Indonesia-0.01%
Golden Agri-Resources Ltd.	1,011	217
	Shares	Value
Ireland-0.54%
AIB Group PLC	120	$ 411
Bank of Ireland Group PLC	146	646
CRH PLC	127	4,217
Flutter Entertainment PLC	12	957
Glanbia PLC	31	407
James Hardie Industries PLC, CDI	70	950
Kerry Group PLC, Class A	23	2,679
Kingspan Group PLC	24	1,178
Smurfit Kappa Group PLC	38	1,204
		12,649
Israel-0.49%
Airport City Ltd.(a)	10	185
Alony Hetz Properties & Investments Ltd.	16	220
Amot Investments Ltd.	18	127
Azrieli Group Ltd.	5	352
Bank Hapoalim BM(a)	163	1,242
Bank Leumi Le-Israel BM	228	1,670
Bezeq The Israeli Telecommunication Corp. Ltd.	324	222
Delek Group Ltd.	1	153
Elbit Systems Ltd.	4	644
First International Bank Of Israel Ltd.	8	207
Gazit-Globe Ltd.	15	135
Harel Insurance Investments & Financial Services Ltd.	18	141
Israel Chemicals Ltd.	99	536
Israel Corp. Ltd. (The)(a)	1	245
Israel Discount Bank Ltd., Class A	185	805
Melisron Ltd.	2	106
Migdal Insurance & Financial Holding Ltd.	87	107
Mizrahi Tefahot Bank Ltd.(a)	20	483
Nice Ltd.(a)	10	1,534
Oil Refineries Ltd.(a)	237	128
Paz Oil Co. Ltd.	2	285
Phoenix Holdings Ltd. (The)	20	125
Shufersal Ltd.	17	125
Strauss Group Ltd.	6	182
Teva Pharmaceutical Industries Ltd.(a)	152	1,216
Tower Semiconductor Ltd.(a)	15	295
		11,470
Italy-2.09%
A2A S.p.A.	245	431
Assicurazioni Generali S.p.A.	199	3,726
Atlantia S.p.A.	84	2,171
Banca Mediolanum S.p.A.	40	287
Banco BPM S.p.A.(a)(b)	241	450
Buzzi Unicem S.p.A.	11	225
Buzzi Unicem S.p.A., RSP	10	142
Davide Campari-Milano S.p.A.	90	840
DiaSorin S.p.A.	4	465
Enel S.p.A.	1,209	8,333
Eni S.p.A.	387	6,093
Ferrari N.V.	20	3,235
FinecoBank Banca Fineco S.p.A.	76	757
Hera S.p.A.	121	453
Intesa Sanpaolo S.p.A.	2,320	5,043
Italgas S.p.A.	78	497
Leonardo S.p.A.	61	748
Mediaset S.p.A.(a)(b)	55	162
Mediobanca Banca di Credito Finanziario S.p.A.	110	1,105
Moncler S.p.A.	28	1,154
Pirelli & C S.p.A., REGS(c)	67	398

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Italy-(continued)
Poste Italiane S.p.A., REGS(c)	73	$ 784
PRADA S.p.A.	81	251
Prysmian S.p.A.	40	828
Recordati S.p.A.	16	721
Saipem S.p.A.(a)	91	453
Salvatore Ferragamo S.p.A.	10	211
Snam S.p.A.	352	1,737
Telecom Italia S.p.A.(a)	1,600	907
Telecom Italia S.p.A., RSP	957	510
Terna - Rete Elettrica Nazionale S.p.A.	224	1,371
UniCredit S.p.A.	349	4,119
Unione di Banche Italiane S.p.A.	156	402
UnipolSai Assicurazioni S.p.A.(b)	90	236
		49,245
Japan-23.96%
77 Bank Ltd. (The)	11	157
ABC-Mart, Inc.	4	253
Acom Co. Ltd.	60	213
Advantest Corp.	28	1,087
Aeon Co. Ltd.(b)	110	1,910
AEON Financial Service Co. Ltd.	18	292
Aeon Mall Co. Ltd.	19	293
AGC, Inc.	30	921
Aica Kogyo Co. Ltd.	8	231
Aiful Corp.(a)	46	94
Ain Holdings, Inc.	4	220
Air Water, Inc.	24	392
Aisin Seiki Co. Ltd.	28	914
Ajinomoto Co. Inc.	76	1,360
Alfresa Holdings Corp.	28	680
Alps Alpine Co. Ltd.	30	549
Amada Holdings Co. Ltd.	52	572
ANA Holdings, Inc.	18	605
Aoyama Trading Co. Ltd.	7	131
Aozora Bank Ltd.	18	412
Aplus Financial Co. Ltd.(a)	14	9
Ariake Japan Co Ltd.	3	186
Asahi Group Holdings, Ltd.	60	2,593
Asahi Intecc Co. Ltd.	32	833
Asahi Kasei Corp.	197	2,009
Asics Corp.	28	301
ASKUL Corp.	3	74
Astellas Pharma, Inc.	300	4,272
Autobacs Seven Co. Ltd.	10	163
Awa Bank Ltd. (The)	6	136
Azbil Corp.	20	479
Bandai Namco Holdings, Inc.	31	1,662
Bank of Kyoto Ltd. (The)	11	426
Benefit One, Inc.	10	171
Benesse Holdings, Inc.	11	258
Bic Camera, Inc.	24	237
Bridgestone Corp.	95	3,573
Brother Industries Ltd.	37	657
Calbee, Inc.	12	338
Canon Marketing Japan, Inc.	7	133
Canon, Inc.	158	4,303
Capcom Co Ltd.	14	294
Casio Computer Co. Ltd.	34	388
Central Japan Railway Co.	28	5,632
Chiba Bank Ltd. (The)	104	514
Chubu Electric Power Co. Inc.	111	1,568
Chugai Pharmaceutical Co. Ltd.	34	2,433
	Shares	Value
Japan-(continued)
Chugoku Bank Ltd. (The)	27	$ 235
Chugoku Electric Power Co., Inc. (The)	46	576
Citizen Watch Co. Ltd.	43	214
Coca-Cola Bottlers Japan Holdings, Inc.(b)	23	564
COMSYS Holdings Corp.	16	405
Concordia Financial Group Ltd.	188	663
Cosmo Energy Holdings Co. Ltd.	10	206
Cosmos Pharmaceutical Corp.	1	184
Credit Saison Co. Ltd.	25	304
CyberAgent, Inc.	15	607
Dai Nippon Printing Co., Ltd.	47	988
Daicel Corp.	47	399
Daido Steel Co. Ltd.	6	228
Daifuku Co. Ltd.	15	822
Dai-ichi Life Holdings, Inc.	168	2,470
Daiichi Sankyo Co. Ltd.	98	5,960
Daiichikosho Co. Ltd.	7	287
Daikin Industries, Ltd.	41	5,100
Daishi Hokuetsu Financial Group, Inc.	7	186
Daito Trust Construction Co., Ltd.	11	1,426
Daiwa House Industry Co., Ltd.	101	2,867
Daiwa Securities Group, Inc.	241	1,041
DeNA Co. Ltd.	17	326
Denka Co., Ltd.	14	404
Denso Corp.	70	2,976
Dentsu, Inc.	35	1,167
DIC Corp.	13	352
Disco Corp.	4	737
DMG Mori Co. Ltd.	16	231
Dowa Holdings Co. Ltd.	7	222
East Japan Railway Co.	57	5,236
Ebara Corp.	16	431
Eisai Co. Ltd.	41	2,221
Electric Power Development Co. Ltd.	26	586
Exedy Corp.	5	102
Ezaki Glico Co. Ltd.	8	347
FamilyMart UNY Holdings Co. Ltd.(b)	36	773
Fancl Corp.	12	303
FANUC Corp.	30	5,355
Fast Retailing Co. Ltd.	8	4,801
FP Corp.	4	247
Fuji Electric Co. Ltd.	18	553
Fuji Media Holdings, Inc.	7	91
Fuji Oil Holdings, Inc.	7	215
Fuji Seal International, Inc.	7	204
FUJIFILM Holdings Corp.	57	2,707
Fujikura Ltd.	43	158
Fujitsu General Ltd.	9	145
Fujitsu Ltd.	30	2,361
Fukuoka Financial Group, Inc.	23	421
Fukuyama Transporting Co. Ltd.	5	189
Furukawa Electric Co. Ltd.	10	268
Fuyo General Lease Co. Ltd.	3	179
Glory Ltd.	9	238
GMO internet, Inc.	9	147
GMO Payment Gateway, Inc.	6	438
GOLDWIN Inc.	3	413
GS Yuasa Corp.	12	224
GungHo Online Entertainment, Inc.	5	133
Gunma Bank Ltd. (The)	68	236
H.I.S. Co., Ltd.	5	123
H2O Retailing Corp.	14	159

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Hachijuni Bank Ltd. (The)	65	$ 245
Hakuhodo DY Holdings, Inc.	38	598
Hamamatsu Photonics KK	21	776
Hankyu Hanshin Holdings, Inc.	34	1,195
Haseko Corp.	44	478
Heiwa Corp.	8	165
Hikari Tsushin, Inc.	3	664
Hino Motors Ltd.	42	338
Hirose Electric Co. Ltd.	5	525
Hiroshima Bank Ltd. (The)	46	219
Hisamitsu Pharmaceutical Co. Inc.	11	443
Hitachi Capital Corp.	7	144
Hitachi Chemical Co. Ltd.	16	440
Hitachi Construction Machinery Co. Ltd.	17	401
Hitachi High-Technologies Corp.	10	500
Hitachi Metals Ltd.	31	328
Hitachi Transport System Ltd.	7	218
Hitachi, Ltd.	142	5,061
Hokkaido Electric Power Co. Inc.	28	158
Hokuhoku Financial Group, Inc.	20	200
Hokuriku Electric Power Co.(a)	27	194
Honda Motor Co., Ltd.	267	6,634
Horiba Ltd.	6	323
Hoshizaki Corp.	8	566
House Foods Group, Inc.	12	442
Hoya Corp.	57	4,388
Hulic Co., Ltd.	56	482
Ibiden Co. Ltd.	17	304
Ichigo, Inc.	32	116
Idemitsu Kosan Co. Ltd.	35	966
IHI Corp.	21	501
Iida Group Holdings Co. Ltd.	22	362
INPEX Corp.	145	1,275
Isetan Mitsukoshi Holdings Ltd.	57	454
Isuzu Motors Ltd.	79	873
Ito En Ltd.	9	394
ITOCHU Corp.	217	4,149
Itochu Techno-Solutions Corp.	16	410
Itoham Yonekyu Holdings, Inc.	21	138
Iyo Bank Ltd. (The)	43	209
Izumi Co. Ltd.	6	226
J Front Retailing Co. Ltd.(b)	39	459
Japan Airlines Co. Ltd.	19	596
Japan Airport Terminal Co., Ltd.	7	291
Japan Aviation Electronics Industry Ltd.	7	98
Japan Exchange Group, Inc.	85	1,247
Japan Petroleum Exploration Co. Ltd.	5	109
Japan Post Bank Co. Ltd.	65	632
Japan Post Holdings Co. Ltd.	203	1,992
Japan Post Insurance Co. Ltd.	30	501
Japan Steel Works Ltd. (The)	10	173
Japan Tobacco, Inc.	182	4,048
JFE Holdings, Inc.	82	1,088
JGC Corp.	34	442
JSR Corp.	30	498
JTEKT Corp.	36	426
JXTG Holdings, Inc.	487	2,295
Kagome Co. Ltd.	12	278
Kajima Corp.	72	929
Kakaku.com, Inc.	21	437
Kaken Pharmaceutical Co. Ltd.	5	243
Kamigumi Co. Ltd.	16	368
	Shares	Value
Japan-(continued)
Kandenko Co. Ltd.	16	$ 140
Kaneka Corp.	9	335
Kansai Electric Power Co., Inc. (The)	115	1,421
Kansai Mirai Financial Group, Inc.	28	188
Kansai Paint Co. Ltd.	31	612
Kao Corp.	74	5,422
Kawasaki Heavy Industries Ltd.	23	499
Kawasaki Kisen Kaisha Ltd.(a)	13	166
KDDI Corp.	270	7,064
Keihan Holdings Co. Ltd.	15	610
Keikyu Corp.	39	657
Keio Corp.	18	1,113
Keisei Electric Railway Co., Ltd.	22	810
Kewpie Corp.	18	407
Keyence Corp.	14	8,005
Kikkoman Corp.	28	1,268
Kinden Corp.	21	318
Kintetsu Group Holdings Co. Ltd.	28	1,326
Kirin Holdings Co. Ltd.	127	2,765
Kissei Pharmaceutical Co. Ltd.	5	124
Kobayashi Pharmaceutical Co. Ltd.	10	715
Kobe Steel Ltd.	47	303
Koei Tecmo Holdings Co. Ltd.	9	172
Koito Manufacturing Co. Ltd.	18	903
KOKUYO Co., Ltd.	13	176
Komatsu Ltd.	140	3,127
Komeri Co. Ltd.	4	83
Konami Holdings Corp.	15	641
Konica Minolta, Inc.	72	597
Kose Corp.	4	682
K’s Holdings Corp.	26	236
Kubota Corp.	170	2,640
Kuraray Co. Ltd.	56	665
Kurita Water Industries Ltd.	17	430
Kusuri no Aoki Holdings Co., Ltd.	2	133
Kyocera Corp.	49	3,004
KYORIN Holdings, Inc.	7	118
Kyoritsu Maintenance Co. Ltd.	4	173
Kyowa Exeo Corp.	14	337
Kyowa Hakko Kirin Co. Ltd.	40	662
Kyudenko Corp.	6	185
Kyushu Electric Power Co., Inc.	73	728
Kyushu Financial Group, Inc.	61	231
Kyushu Railway Co.	25	713
Lawson, Inc.(b)	7	349
LINE Corp.(a)	8	255
Lintec Corp.	8	169
Lion Corp.	40	788
LIXIL Group Corp.	41	710
M3, Inc.	64	1,300
Mabuchi Motor Co. Ltd.	8	277
Maeda Corp.	21	158
Maeda Road Construction Co. Ltd.	9	191
Makita Corp.	39	1,282
Marubeni Corp.	248	1,612
Maruha Nichiro Corp.	6	175
Marui Group Co. Ltd.	33	716
Maruichi Steel Tube Ltd.	10	264
Matsui Securities Co. Ltd.	16	133
Matsumotokiyoshi Holdings Co. Ltd.	12	400
Mazda Motor Corp.	90	888
Mebuki Financial Group, Inc.	161	397

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Medipal Holdings Corp.	25	$ 533
Megmilk Snow Brand Co. Ltd.	7	150
MEIJI Holdings Co. Ltd.	21	1,461
Minebea Mitsumi, Inc.	67	1,149
Miraca Holdings, Inc.	8	182
MISUMI Group, Inc.	44	992
Mitsubishi Chemical Holdings Corp.	195	1,389
Mitsubishi Corp.	197	5,308
Mitsubishi Electric Corp.	303	3,968
Mitsubishi Estate Co., Ltd.	181	3,318
Mitsubishi Gas Chemical Co., Inc.	30	400
Mitsubishi Heavy Industries Ltd.	45	1,862
Mitsubishi Logistics Corp.	11	294
Mitsubishi Materials Corp.	20	551
Mitsubishi Motors Corp.	99	438
Mitsubishi Shokuhin Co. Ltd.	2	50
Mitsubishi Tanabe Pharma Corp.	35	398
Mitsubishi UFJ Financial Group, Inc.	1,939	9,604
Mitsubishi UFJ Lease & Finance Co. Ltd.	69	367
Mitsui & Co., Ltd.	259	4,224
Mitsui Chemicals, Inc.	29	665
Mitsui Fudosan Co., Ltd.	144	3,265
Mitsui Mining & Smelting Co. Ltd.	9	208
Mitsui OSK Lines Ltd.	17	417
Miura Co. Ltd.	16	444
Mizuho Financial Group, Inc.	4,016	5,690
Mochida Pharmaceutical Co. Ltd.	4	168
MonotaRO Co. Ltd.	18	394
Morinaga & Co. Ltd.	6	279
Morinaga Milk Industry Co. Ltd.	6	232
MS&AD Insurance Group Holdings, Inc.	77	2,529
Murata Manufacturing Co., Ltd.	90	3,977
Nabtesco Corp.	18	486
Nagase & Co. Ltd.	17	248
Nagoya Railroad Co. Ltd.	29	800
Nankai Electric Railway Co. Ltd.	17	408
NEC Corp.	40	1,631
NEXON Co., Ltd.(a)	64	1,018
NGK Insulators Ltd.	42	628
NGK Spark Plug Co., Ltd.	30	572
NH Foods Ltd.	16	592
NHK Spring Co. Ltd.	26	205
Nichirei Corp.	17	393
Nidec Corp.	36	4,839
Nifco, Inc.	14	346
Nihon Kohden Corp.	12	329
Nihon M&A Center, Inc.	20	539
Nihon Unisys Ltd.	10	328
Nikon Corp.	55	745
Nintendo Co., Ltd.	17	6,241
Nippo Corp.	8	153
Nippon Electric Glass Co. Ltd.	13	292
Nippon Express Co., Ltd.	11	620
Nippon Gas Co., Ltd.	6	170
Nippon Kayaku Co. Ltd.	27	318
Nippon Paint Holdings Co. Ltd.	24	1,046
Nippon Paper Industries Co. Ltd.	15	265
Nippon Shinyaku Co., Ltd.	8	577
Nippon Shokubai Co. Ltd.	5	326
Nippon Steel Corp.	127	1,998
Nippon Telegraph & Telephone Corp.	101	4,567
Nippon Television Holdings, Inc.	8	110
	Shares	Value
Japan-(continued)
Nippon Yusen KK	25	$ 416
Nipro Corp.	19	212
Nishi-Nippon Financial Holdings, Inc.	25	176
Nishi-Nippon Railroad Co. Ltd.	12	254
Nissan Chemical Corp.	21	921
Nissan Motor Co. Ltd.	296	1,938
Nissan Shatai Co. Ltd.	10	84
Nisshin Seifun Group, Inc.	41	778
Nisshinbo Holdings, Inc.	20	156
Nissin Foods Holdings Co. Ltd.	11	682
Nitori Holdings Co. Ltd.	12	1,622
Nitto Denko Corp.	24	1,191
Noevir Holdings Co. Ltd.	2	105
NOF Corp.	11	394
NOK Corp.	18	265
Nomura Holdings, Inc.	514	1,688
Nomura Real Estate Holdings, Inc.	19	386
Nomura Research Institute Ltd.	51	903
North Pacific Bank Ltd.	44	98
NS Solutions Corp.	5	168
NSK Ltd.	72	611
NTN Corp.	67	186
NTT Data Corp.	100	1,316
NTT DOCOMO, Inc.	178	4,276
Obayashi Corp.	107	1,014
OBIC Business Consultants Co. Ltd.	2	86
OBIC Co. Ltd.	10	1,061
Odakyu Electric Railway Co. Ltd.	48	1,074
Oji Holdings Corp.	139	719
OKUMA Corp.	5	260
Olympus Corp.	172	1,882
Omron Corp.	31	1,482
Ono Pharmaceutical Co. Ltd.	70	1,274
Open House Co. Ltd.	5	218
Oracle Corp. Japan	5	416
Orient Corp.	90	106
Oriental Land Co. Ltd.	29	3,829
ORIX Corp.	197	2,822
Osaka Gas Co. Ltd.	62	1,140
OSG Corp.	11	218
Otsuka Corp.	16	631
Otsuka Holdings Co. Ltd.	66	2,431
Paltac Corp.	5	245
Pan Pacific International Holdings Corp.	20	1,279
Panasonic Corp.	326	2,760
Park24 Co. Ltd.	17	368
Penta-Ocean Construction Co. Ltd.	44	214
PeptiDream, Inc.(a)	13	728
Persol Holdings Co. Ltd.	27	649
Pigeon Corp.	17	626
Pilot Corp.	4	151
Pola Orbis Holdings, Inc.	12	302
Rakuten, Inc.	127	1,301
Recruit Holdings Co., Ltd.	184	6,274
Relo Group, Inc.	16	425
Renesas Electronics Corp.(a)	101	593
Rengo Co. Ltd.	33	251
Resona Holdings, Inc.	347	1,412
Resorttrust, Inc.	10	146
Ricoh Co. Ltd.	108	992
Rinnai Corp.	6	405
Rohm Co. Ltd.	14	978

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Rohto Pharmaceutical Co. Ltd.	15	$ 434
Ryohin Keikaku Co. Ltd.	4	713
San-In Godo Bank Ltd. (The)	24	145
Sankyo Co. Ltd.	8	276
Sankyu, Inc.	8	429
Sanrio Co. Ltd.	9	181
Santen Pharmaceutical Co. Ltd.	57	921
Sanwa Holdings Corp.	31	347
Sapporo Holdings Ltd.	10	225
Sawai Pharmaceutical Co. Ltd.	6	332
SBI Holdings, Inc.	36	823
SCREEN Holdings Co. Ltd.	6	326
SCSK Corp.	7	335
Secom Co. Ltd.	30	2,363
Sega Sammy Holdings, Inc.	31	399
Seibu Holdings, Inc.	34	536
Seiko Epson Corp.	44	649
Seino Holdings Co., Ltd.	23	288
Sekisui Chemical Co., Ltd.	57	846
Sekisui House Ltd.	92	1,549
Seven & i Holdings Co., Ltd.	119	4,055
Seven Bank Ltd.	104	282
SG Holdings Co. Ltd.	33	872
Sharp Corp.	23	290
Shiga Bank Ltd. (The)	8	177
Shikoku Electric Power Co., Inc.	24	227
Shima Seiki Manufacturing Ltd.	5	146
Shimachu Co. Ltd.	7	154
Shimadzu Corp.	43	1,038
Shimamura Co. Ltd.	3	213
Shimano, Inc.	12	1,697
Shimizu Corp.	90	727
Shin-Etsu Chemical Co. Ltd.	62	6,328
Shinsei Bank Ltd.	26	393
Shionogi & Co. Ltd.	44	2,445
Shiseido Co. Ltd.	60	4,425
Shizuoka Bank Ltd. (The)	83	572
SHO-BOND Holdings Co. Ltd.	8	275
Shochiku Co. Ltd.	2	220
Showa Denko KK	23	620
SKY Perfect JSAT Holdings, Inc.	19	75
Skylark Holdings Co. Ltd.	30	523
SMC Corp.	9	3,277
Softbank Corp.	247	3,333
SoftBank Group Corp.	266	13,505
Sohgo Security Services Co. Ltd.	11	535
Sojitz Corp.	199	623
Sompo Holdings, Inc.	53	2,201
Sony Corp.	195	11,081
Sony Financial Holdings, Inc.	28	680
Sotetsu Holdings, Inc.	12	318
Square Enix Holdings Co. Ltd.	12	411
Stanley Electric Co. Ltd.	23	569
Subaru Corp.	97	2,261
Sugi Holdings Co. Ltd.	6	290
SUMCO Corp.	34	448
Sumitomo Bakelite Co. Ltd.	5	170
Sumitomo Chemical Co., Ltd.	239	1,094
Sumitomo Corp.	172	2,561
Sumitomo Dainippon Pharma Co. Ltd.	26	478
Sumitomo Electric Industries Ltd.	119	1,476
Sumitomo Forestry Co. Ltd.	21	264
	Shares	Value
Japan-(continued)
Sumitomo Heavy Industries Ltd.	18	$ 582
Sumitomo Metal Mining Co., Ltd.	38	1,083
Sumitomo Mitsui Financial Group, Inc.	203	7,118
Sumitomo Mitsui Trust Holdings, Inc.	59	2,019
Sumitomo Osaka Cement Co. Ltd.	5	191
Sumitomo Realty & Development Co., Ltd.	62	2,262
Sumitomo Rubber Industries Ltd.	28	306
Sundrug Co. Ltd.	10	276
Suntory Beverage & Food Ltd.	20	791
Suzuken Co., Ltd.	12	663
Suzuki Motor Corp.	66	2,582
Sysmex Corp.	29	2,101
T&D Holdings, Inc.	89	1,001
Tadano Ltd.	18	162
Taiheiyo Cement Corp.	19	535
Taisei Corp.	33	1,142
Taisho Pharmaceutical Holdings Co. Ltd.	7	534
Taiyo Nippon Sanso Corp.	23	475
Taiyo Yuden Co. Ltd.	18	363
Takara Bio, Inc.	7	138
Takara Holdings, Inc.	28	288
Takashimaya Co. Ltd.	23	265
Takeda Pharmaceutical Co. Ltd.	233	8,078
TDK Corp.	19	1,467
TechnoPro Holdings, Inc.	6	336
Teijin Ltd.	28	486
Terumo Corp.	100	2,915
THK Co. Ltd.	18	454
TIS, Inc.	13	681
Tobu Railway Co. Ltd.	32	913
Toda Corp.	37	203
Toho Co. Ltd.	18	700
Toho Gas Co. Ltd.	14	536
Tohoku Electric Power Co., Inc.	75	754
Tokai Carbon Co. Ltd.	31	307
Tokai Rika Co. Ltd.	8	131
Tokai Tokyo Financial Holdings, Inc.	36	109
Tokio Marine Holdings, Inc.	104	5,531
Tokuyama Corp.	11	254
Tokyo Broadcasting System Holdings, Inc.	6	102
Tokyo Century Corp.	7	290
Tokyo Electric Power Co. Holdings, Inc.(a)	247	1,190
Tokyo Electron Ltd.	24	4,083
Tokyo Gas Co., Ltd.	66	1,650
Tokyo Tatemono Co., Ltd.	33	386
Tokyu Corp.	78	1,370
Tokyu Fudosan Holdings Corp.	81	470
Topcon Corp.	17	200
Toppan Printing Co., Ltd.	41	671
Toray Industries, Inc.	240	1,656
Toshiba Corp.	80	2,557
Toshiba Plant Systems & Services Corp.	6	101
Tosoh Corp.	45	631
TOTO Ltd.	23	923
Toyo Seikan Group Holdings Ltd.	25	437
Toyo Suisan Kaisha Ltd.	14	557
Toyo Tire Corp.	16	210
Toyobo Co. Ltd.	14	175
Toyoda Gosei Co. Ltd.	12	221
Toyota Boshoku Corp.	10	140
Toyota Industries Corp.	25	1,298
Toyota Motor Corp.	388	25,009

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Toyota Tsusho Corp.	35	$ 1,014
Trend Micro, Inc.	18	787
TS Tech Co. Ltd.	8	220
Tsumura & Co.	10	276
Tsuruha Holdings, Inc.	6	613
TV Asahi Holdings Corp.	3	49
Ube Industries Ltd.	17	354
Ulvac, Inc.	8	336
Unicharm Corp.	61	1,732
Ushio, Inc.	19	243
USS Co. Ltd.	34	676
Wacoal Holdings Corp.	10	244
Welcia Holdings Co. Ltd.(b)	8	373
West Japan Railway Co.	29	2,373
Yahoo Japan Corp.	360	1,055
Yakult Honsha Co. Ltd.	19	1,073
Yamada Denki Co. Ltd.	116	514
Yamaguchi Financial Group, Inc.	36	251
Yamaha Corp.	26	1,229
Yamaha Motor Co., Ltd.	44	772
Yamato Holdings Co. Ltd.	56	1,100
Yamato Kogyo Co. Ltd.	6	156
Yamazaki Baking Co. Ltd.	20	305
Yaoko Co. Ltd.	3	138
Yaskawa Electric Corp.(b)	40	1,328
Yokogawa Electric Corp.	38	683
Yokohama Rubber Co. Ltd. (The)	17	313
Zenkoku Hosho Co. Ltd.	8	313
Zensho Holdings Co. Ltd.	15	323
Zeon Corp.	23	268
ZOZO, Inc.	28	530
		563,129
Jordan-0.02%
Hikma Pharmaceuticals PLC	22	494
Kazakhstan-0.01%
KAZ Minerals PLC	37	261
Luxembourg-0.20%
ArcelorMittal	95	1,521
Eurofins Scientific S.E.(b)	2	857
L’Occitane International S.A.	72	150
RTL Group S.A.	6	297
SES S.A., FDR	56	936
Tenaris S.A.	74	932
		4,693
Macau-0.22%
Galaxy Entertainment Group Ltd.	335	2,295
Macau Legend Development Ltd.(a)	265	38
MGM China Holdings Ltd.	118	193
Sands China Ltd.	380	1,837
SJM Holdings Ltd.	296	323
Wynn Macau Ltd.	231	517
		5,203
Mexico-0.01%
Fresnillo PLC(b)	29	212
Netherlands-2.52%
Aalberts N.V.	15	607
ABN AMRO Bank N.V., CVA, REGS(c)	64	1,275
Adyen N.V., REGS(a)(c)	2	1,518
Aegon N.V.	277	1,375
	Shares	Value
Netherlands-(continued)
Akzo Nobel N.V.	36	$ 3,416
ASML Holding N.V.	61	13,608
ASR Nederland N.V.	22	831
Boskalis Westminster N.V.	13	296
EXOR N.V.	17	1,189
GrandVision N.V., REGS(c)	8	241
Heineken Holding N.V.	16	1,630
Heineken N.V.	37	3,994
ING Groep N.V.	606	6,765
Koninklijke Ahold Delhaize N.V.	166	3,775
Koninklijke DSM N.V.	27	3,361
Koninklijke KPN N.V.(b)	508	1,456
Koninklijke Philips N.V.	143	6,745
Koninklijke Vopak N.V.	10	495
NN Group N.V.	52	1,964
OCI N.V.(a)	15	394
Randstad N.V.	16	806
Signify N.V., REGS(b)	18	491
Wolters Kluwer N.V.	41	2,988
		59,220
New Zealand-0.33%
a2 Milk Co. Ltd.(a)	110	1,299
Air New Zealand Ltd.	80	143
Auckland International Airport Ltd.	147	901
Contact Energy Ltd.	114	585
Fisher & Paykel Healthcare Corp. Ltd.	89	967
Fletcher Building Ltd.	130	425
Kiwi Property Group Ltd.	225	240
Mercury NZ Ltd.	108	325
Meridian Energy Ltd.	195	603
Ryman Healthcare Ltd.	65	553
SKYCITY Entertainment Group Ltd.	106	280
Spark New Zealand Ltd.	291	764
Xero Ltd.(a)	14	624
		7,709
Norway-0.63%
Aker ASA, Class A	4	213
Aker BP ASA	16	458
DNB ASA	162	2,920
Equinor ASA	153	2,755
Gjensidige Forsikring ASA	26	510
Leroy Seafood Group ASA	40	255
Mowi ASA	64	1,553
Norsk Hydro ASA	212	730
Orkla ASA	123	1,053
Salmar ASA	8	372
Schibsted ASA, Class A	13	353
Schibsted ASA, Class B	14	362
Telenor ASA	102	2,085
Yara International ASA	28	1,325
		14,944
Poland-0.32%
Bank Polska Kasa Opieki S.A.	24	642
CD Projekt S.A.	10	596
Cyfrowy Polsat S.A.	41	319
Dino Polska S.A., REGS(a)(c)	7	264
Grupa Lotos S.A.	15	341
KGHM Polska Miedz S.A.(a)	21	513
mBank S.A.(a)	2	182
PGE Polska Grupa Energetyczna S.A.(a)	111	256

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Poland-(continued)
Polski Koncern Naftowy ORLEN S.A.	48	$ 1,214
Polskie Gornictwo Naftowe i Gazownictwo S.A.	266	388
Powszechna Kasa Oszczednosci Bank Polski S.A.	130	1,380
Powszechny Zaklad Ubezpieczen S.A.	86	933
Santander Bank Polska S.A.	5	425
		7,453
Portugal-0.14%
EDP - Energias de Portugal S.A.	360	1,323
Galp Energia SGPS S.A.	82	1,281
Jeronimo Martins SGPS S.A.	39	633
		3,237
Russia-0.06%
Evraz PLC	73	583
Polymetal International PLC	41	496
VEON Ltd.	100	315
		1,394
Singapore-1.29%
Ascendas REIT	377	840
BOC Aviation Ltd., REGS(c)	33	285
CapitaLand Commercial Trust	374	562
CapitaLand Ltd.	399	1,051
CapitaLand Mall Trust	366	699
City Developments Ltd.	74	524
ComfortDelGro Corp. Ltd.	325	642
DBS Group Holdings Ltd.	277	5,315
Frasers Property Ltd.	55	73
Genting Singapore Ltd.	916	614
Jardine Cycle & Carriage Ltd.	16	394
Keppel Corp. Ltd.	227	1,054
Keppel REIT	300	272
Mapletree Commercial Trust	291	440
Mapletree Industrial Trust	201	330
Mapletree Logistics Trust	367	412
Olam International Ltd.	95	134
Oversea-Chinese Banking Corp. Ltd.	510	4,270
SATS Ltd.	100	351
Sembcorp Industries Ltd.	144	245
Sembcorp Marine Ltd.(a)	129	126
SIA Engineering Co. Ltd.	37	72
Singapore Airlines Ltd.	81	571
Singapore Exchange Ltd.	130	751
Singapore Post Ltd.	240	169
Singapore Press Holdings Ltd.	253	407
Singapore Technologies Engineering Ltd.	242	747
Singapore Telecommunications Ltd.	1,142	2,769
StarHub Ltd.	91	100
Suntec REIT	299	416
United Overseas Bank Ltd.	196	3,773
UOL Group Ltd.	75	401
Venture Corp. Ltd.	40	451
Wilmar International Ltd.	308	895
Wing Tai Holdings Ltd.	58	89
		30,244
South Africa-0.18%
Anglo American PLC(b)	151	3,753
Investec PLC	101	577
		4,330
South Korea-4.23%
Amorepacific Corp.	5	589
	Shares	Value
South Korea-(continued)
Amorepacific Corp., Preference Shares	2	$ 131
AMOREPACIFIC Group	4	194
BGF Co. Ltd.	1	5
BGF Retail Co. Ltd.	1	172
BNK Financial Group, Inc.	46	272
Celltrion Healthcare Co. Ltd.(a)	8	310
Celltrion, Inc.(a)	12	1,717
Cheil Worldwide, Inc.	11	251
CJ CheilJedang Corp.	1	240
CJ CheilJedang Corp., Preference Shares	1	101
CJ Corp.	2	157
CJ ENM Co., Ltd.	2	279
CJ Logistics Corp.(a)	1	115
Daelim Industrial Co. Ltd.	4	356
Daewoo Engineering & Construction Co. Ltd.(a)	28	96
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	7	172
DB Insurance Co. Ltd.	7	329
DGB Financial Group, Inc.	24	153
Dongsuh Cos., Inc.	5	75
Doosan Bobcat, Inc.	4	121
Doosan Corp.	1	89
Doosan Heavy Industries & Construction Co. Ltd.(a)	10	51
Doosan Infracore Co. Ltd.(a)	21	110
E-MART, Inc.	3	309
Fila Korea Ltd.	8	453
GS Engineering & Construction Corp.	9	257
GS Holdings Corp.	8	339
GS Retail Co. Ltd.	4	126
Hana Financial Group, Inc.	46	1,349
Hankook Tire & Technology Co., Ltd.	12	312
Hanmi Pharm Co. Ltd.	1	245
Hanmi Science Co. Ltd.	2	79
Hanon Systems	25	246
Hanssem Co., Ltd.	2	102
Hanwha Aerospace Co. Ltd.(a)	6	163
Hanwha Chemical Corp.	13	204
Hanwha Corp.	8	160
Hanwha Corp., Preference Shares	3	34
Hanwha Life Insurance Co. Ltd.	38	84
HDC Holdings Co. Ltd.	3	32
HDC Hyundai Development Co-Engineering & Construction, Class E	5	157
Helixmith Co., Ltd.(a)	2	332
Hite Jinro Co. Ltd.	5	90
HLB, Inc.(a)	5	115
Hotel Shilla Co. Ltd.	5	331
Hyosung TNC Co. Ltd.	1	121
Hyundai Construction Equipment Co. Ltd.	2	53
Hyundai Department Store Co. Ltd.	2	125
Hyundai Engineering & Construction Co. Ltd.	11	396
Hyundai Glovis Co. Ltd.	3	388
Hyundai Heavy Industries Holdings Co. Ltd.	2	546
Hyundai Marine & Fire Insurance Co. Ltd.	10	236
Hyundai Mipo Dockyard Co. Ltd.	3	108
Hyundai Mobis Co., Ltd.	10	2,024
Hyundai Motor Co.	22	2,336
Hyundai Motor Co., 2nd Preference Shares	6	416
Hyundai Motor Co., Preference Shares	4	248
Hyundai Steel Co.	12	393
Hyundai Wia Corp.	2	73

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
South Korea-(continued)
Industrial Bank of Korea	42	$ 466
Kakao Corp.	8	854
Kangwon Land, Inc.	17	440
KB Financial Group, Inc.	62	2,270
KCC Corp.	1	204
KEPCO Plant Service & Engineering Co., Ltd.	3	80
Kia Motors Corp.	41	1,503
Korea Aerospace Industries Ltd.	10	310
Korea Electric Power Corp.(a)	40	942
Korea Gas Corp.	4	144
Korea Investment Holdings Co. Ltd.	6	375
Korea Shipbuilding & Offshore Engineering Co., Ltd.(a)	7	639
Korea Zinc Co. Ltd.	2	747
Korean Air Lines Co. Ltd.	8	172
KT&G Corp.	17	1,382
Kumho Petrochemical Co. Ltd.	3	207
LG Chem Ltd.	7	1,985
LG Chem Ltd., Preference Shares	1	151
LG Corp.	14	837
LG Display Co. Ltd.(a)	35	427
LG Electronics, Inc.	17	933
LG Electronics, Inc., Preference Shares	3	70
LG Household & Health Care Ltd.	1	1,059
LG Household & Health Care Ltd., Preference Shares	1	677
LG Uplus Corp.	31	340
Lotte Chemical Corp.	2	392
Lotte Corp.	4	115
LOTTE Fine Chemical Co., Ltd.	3	123
Lotte Shopping Co. Ltd.	2	229
LS Corp.	3	112
Mando Corp.	5	142
Medy-Tox, Inc.	1	357
Mirae Asset Daewoo Co. Ltd.	66	419
Mirae Asset Daewoo Co. Ltd., Series 2, Preference Shares	22	73
NAVER Corp.	21	2,444
NCSoft Corp.	3	1,216
Netmarble Corp., REGS(a)(c)	3	230
NH Investment & Securities Co. Ltd.	20	219
NHN Entertainment Corp.(a)	2	105
NongShim Co. Ltd.	1	198
OCI Co. Ltd.	3	190
Orion Corp.	3	204
Ottogi Corp.	1	545
Paradise Co. Ltd.	7	96
POSCO	11	2,089
POSCO Chemtech Co., Ltd.	3	123
Posco International Corp.	8	126
S-1 Corp.	3	265
Samsung Biologics Co. Ltd., REGS(a)(c)	2	472
Samsung C&T Corp.	13	1,005
Samsung Card Co. Ltd.	5	153
Samsung Electro-Mechanics Co. Ltd.	9	696
Samsung Electronics Co., Ltd.	730	27,852
Samsung Electronics Co., Ltd., Preference Shares	122	3,801
Samsung Engineering Co. Ltd.(a)	25	346
Samsung Fire & Marine Insurance Co., Ltd.	5	1,106
Samsung Fire & Marine Insurance Co., Ltd., Preference Shares	1	153
Samsung Heavy Industries Co. Ltd.(a)	62	367
	Shares	Value
South Korea-(continued)
Samsung Life Insurance Co. Ltd.	10	$ 638
Samsung SDI Co. Ltd.	8	1,676
Samsung SDS Co. Ltd.	5	871
Samsung Securities Co. Ltd.	10	309
Shinhan Financial Group Co., Ltd.	70	2,566
Shinsegae, Inc.	1	214
SillaJen, Inc.(a)	8	298
SK Holdings Co. Ltd.	5	925
SK Hynix, Inc.	80	5,164
SK Innovation Co. Ltd.	9	1,290
SK Networks Co. Ltd.	24	101
SK Telecom Co., Ltd.	4	837
SKC Co. Ltd.	3	107
S-Oil Corp.	6	476
Ssangyong Cement Industrial Co. Ltd.	16	76
Woongjin Coway Co., Ltd.	9	638
Woori Financial Group, Inc.	86	952
Yuhan Corp.	1	182
		99,564
Spain-2.75%
Acciona S.A.	3	321
Acerinox S.A.	27	227
ACS Actividades de Construccion y Servicios S.A.	39	1,583
Aena SME, S.A., REGS(c)	10	1,813
Amadeus IT Group S.A.	64	5,035
Banco Bilbao Vizcaya Argentaria, S.A.	1,031	5,254
Banco de Sabadell S.A.	889	780
Banco Santander S.A.	2,514	10,763
Bankia S.A.	185	367
Bankinter S.A.	109	709
CaixaBank, S.A.	550	1,362
Cellnex Telecom S.A., REGS(a)(c)	33	1,238
Corp Financiera Alba S.A.	3	155
EDP Renovaveis S.A.	24	248
Enagas S.A.	36	787
Endesa, S.A.	50	1,243
Ferrovial, S.A.	74	1,935
Fomento de Construcciones y Contratas S.A.	11	141
Grifols S.A.	52	1,692
Grifols S.A., Class B, Preference Shares	41	941
Iberdrola S.A.	971	9,253
Industria de Diseno Textil, S.A.	162	4,859
Inmobiliaria Colonial Socimi, S.A.	47	529
Mapfre, S.A.	157	432
Merlin Properties SOCIMI, S.A.	53	726
Naturgy Energy Group S.A.	49	1,247
Red Electrica Corp. S.A.	68	1,293
Repsol S.A.	223	3,556
Siemens Gamesa Renewable Energy S.A.	36	506
Telefonica S.A.	708	5,435
Zardoya Otis S.A.	28	193
		64,623
Sweden-2.44%
Alfa Laval AB	50	941
Assa Abloy AB, Class B	140	3,229
Atlas Copco AB, Class A	96	2,961
Atlas Copco AB, Class B	60	1,650
Boliden AB	43	982
Castellum AB	42	858
Electrolux AB, Series B	35	815
Elekta AB, Class B	56	803

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Sweden-(continued)
Epiroc AB, Class A	100	$ 1,103
Epiroc AB, Class B	60	627
Essity AB, Class B	94	2,812
Fastighets AB Balder, Class B(a)	15	517
Hennes & Mauritz AB, Class B	134	2,346
Hexagon AB, Class B	40	1,954
Husqvarna AB, Class B	59	527
ICA Gruppen AB	12	536
Industrivarden AB, Class A	33	739
Industrivarden AB, Class C	27	591
Investment AB Latour, Class B	19	262
Investor AB, Class A	21	1,005
Investor AB, Class B	70	3,355
Kinnevik AB, Class B	37	949
L E Lundbergforetagen AB, Class B	12	448
Lundin Petroleum AB	28	885
Nibe Industrier AB, Class B	46	654
Saab AB, Class B	14	444
Sandvik AB	170	2,635
Securitas AB, Class B	51	796
Skandinaviska Enskilda Banken AB, Class A	227	2,150
Skandinaviska Enskilda Banken AB, Class C	3	29
Skanska AB, Class B	56	1,053
SKF AB, Class B	60	991
Svenska Cellulosa AB SCA, Class B	94	785
Svenska Handelsbanken AB, Class A	224	2,032
Svenska Handelsbanken AB, Class B	9	86
Swedbank AB, Class A	153	2,103
Swedish Match AB	27	1,039
Swedish Orphan Biovitrum AB(a)	25	488
Tele2 AB, Class B	82	1,180
Telefonaktiebolaget LM Ericsson, Class A	6	55
Telefonaktiebolaget LM Ericsson, Class B	476	4,206
Telia Co. AB	417	1,873
Trelleborg AB, Class B	39	542
Volvo AB, Class B	230	3,442
		57,478
Switzerland-8.85%
ABB Ltd.	276	5,211
Adecco Group AG	24	1,316
Alcon, Inc.(a)	68	3,984
Baloise Holding AG	7	1,269
Banque Cantonale Vaudoise	1	747
Cie Financiere Richemont S.A.	79	6,774
Clariant AG	33	608
Coca-Cola HBC AG	31	1,078
Credit Suisse Group AG	391	4,757
DKSH Holding AG	4	203
Dufry AG(a)	5	441
EMS-Chemie Holding AG	1	627
Flughafen Zurich AG	3	550
Geberit AG	6	2,776
Georg Fischer AG	1	865
Givaudan S.A.	1	2,666
Glencore PLC(a)	1,754	5,686
Helvetia Holding AG	5	636
Julius Baer Group Ltd.(a)	34	1,459
Kuehne + Nagel International AG	8	1,183
LafargeHolcim Ltd.(a)	73	3,591
Logitech International S.A.	23	944
Lonza Group AG(a)	11	3,780
Mediclinic International PLC	62	261
	Shares	Value
Switzerland-(continued)
Nestle S.A.	463	$ 49,358
Novartis AG	339	31,229
OC Oerlikon Corp. AG	30	323
Pargesa Holding S.A., BR	6	452
Partners Group Holding AG	3	2,402
PSP Swiss Property AG	6	722
Roche Holding AG	108	29,050
Roche Holding AG, BR	4	1,077
Schindler Holding AG	3	677
Schindler Holding AG, PC	6	1,391
SGS S.A.	1	2,478
Sika AG	22	3,194
Sonova Holding AG	8	1,855
STMicroelectronics N.V.	99	1,828
Straumann Holding AG	2	1,638
Sulzer AG	3	304
Swatch Group AG (The)	7	383
Swatch Group AG (The), BR	5	1,457
Swiss Life Holding AG	5	2,428
Swiss Prime Site AG(a)	12	1,061
Swiss Re AG	47	4,573
Swisscom AG	4	1,949
Temenos AG	9	1,588
UBS Group AG(a)	546	6,095
Vifor Pharma AG	7	1,041
Zurich Insurance Group AG	23	8,036
		208,001
Taiwan-0.00%
FIT Hon Teng Ltd., REGS(c)	160	66
United Arab Emirates-0.02%
NMC Health PLC	13	393
United Kingdom-15.15%
3i Group PLC	151	2,050
Admiral Group PLC	32	847
Amcor PLC, CHS	256	2,740
Ashmore Group PLC(b)	61	399
Ashtead Group PLC	76	2,090
Associated British Foods PLC	55	1,625
AstraZeneca PLC	204	17,638
Auto Trader Group PLC, REGS(c)	149	983
AVEVA Group PLC	10	490
Aviva PLC	610	3,024
B&M European Value Retail S.A.	130	589
Babcock International Group PLC	40	232
BAE Systems PLC	490	3,280
Barclays PLC	2,723	5,145
Barratt Developments PLC	159	1,250
Bellway PLC	20	726
Berkeley Group Holdings PLC	20	950
BP PLC	3,101	20,591
British American Tobacco PLC	357	12,826
British Land Co. PLC (The)	150	933
BT Group PLC	1,279	3,006
Bunzl PLC	53	1,395
Burberry Group PLC	64	1,758
Capital & Counties Properties PLC	116	281
Centrica PLC	887	822
Cineworld Group PLC	154	482
CNH Industrial N.V.	152	1,544
Cobham PLC(a)	380	770
Compass Group PLC	247	6,269

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
United Kingdom-(continued)
ConvaTec Group PLC, REGS(c)	208	$ 397
Croda International PLC	19	1,089
CYBG PLC	188	390
DCC PLC	15	1,269
Derwent London PLC	16	571
Diageo PLC	363	15,250
Direct Line Insurance Group PLC	218	858
DS Smith PLC	196	853
easyJet PLC	35	413
Experian PLC	141	4,307
Fiat Chrysler Automobiles N.V.	173	2,318
G4S PLC	246	574
GlaxoSmithKline PLC	766	15,969
GVC Holdings PLC	88	636
Halma PLC	60	1,464
Hammerson PLC	126	330
Hargreaves Lansdown PLC(b)	39	999
Hiscox Ltd.	43	897
Howden Joinery Group PLC	95	646
HSBC Holdings PLC	3,152	25,276
IMI PLC	43	544
Imperial Brands PLC	146	3,718
Inchcape PLC	66	505
Informa PLC	198	2,105
InterContinental Hotels Group PLC	28	1,955
International Consolidated Airlines Group, S.A.	128	664
Intertek Group PLC	25	1,740
ITV PLC	591	795
J Sainsbury PLC	256	615
JD Sports Fashion PLC	56	446
John Wood Group PLC	104	669
Johnson Matthey PLC	30	1,177
Just Eat PLC(a)	91	840
Kingfisher PLC	348	943
Land Securities Group PLC	113	1,100
Legal & General Group PLC	908	2,900
Lloyds Banking Group PLC	10,980	7,160
London Stock Exchange Group PLC	48	3,899
Marks & Spencer Group PLC(b)	304	767
Meggitt PLC	123	896
Melrose Industries PLC	739	1,669
Merlin Entertainments PLC, REGS(c)	111	610
Micro Focus International PLC	53	1,118
Mondi PLC	76	1,672
National Grid PLC	527	5,454
Next PLC	21	1,555
Ocado Group PLC(a)	68	1,030
Pearson PLC(b)	121	1,293
Pennon Group PLC	66	577
Persimmon PLC	49	1,202
Phoenix Group Holdings PLC	88	747
Prudential PLC	403	8,369
Quilter PLC, REGS(c)	251	444
Reckitt Benckiser Group PLC	99	7,724
RELX PLC	293	6,997
Renishaw PLC	5	234
Rentokil Initial PLC	292	1,551
Rightmove PLC	137	886
Rolls-Royce Holdings PLC(a)	261	2,748
Royal Bank of Scotland Group PLC (The)	709	1,884
Royal Dutch Shell PLC, Class A	681	21,534
Royal Dutch Shell PLC, Class B	579	18,400
	Shares	Value
United Kingdom-(continued)
Royal Mail PLC	145	$ 371
RSA Insurance Group PLC	162	1,114
Sage Group PLC (The)	172	1,510
Schroders PLC	18	654
Segro PLC	180	1,681
Severn Trent PLC	37	913
Smith & Nephew plc	135	3,080
Smiths Group PLC	63	1,261
Spirax-Sarco Engineering PLC	11	1,209
SSE PLC	159	2,138
St James’s Place PLC	83	992
Standard Chartered PLC	415	3,427
Standard Life Aberdeen PLC	393	1,432
Subsea 7 S.A.	40	434
Tate & Lyle PLC	74	679
Taylor Wimpey PLC	515	1,016
TechnipFMC PLC	73	2,017
Tesco PLC	1,505	4,108
Travis Perkins PLC	40	670
Unilever N.V.	226	13,111
Unilever PLC	170	10,309
United Utilities Group PLC	108	1,041
Vodafone Group PLC	4,186	7,676
Weir Group PLC (The)	40	729
Whitbread PLC	21	1,160
WM Morrison Supermarkets PLC(b)	342	815
WPP PLC	188	2,229
		356,153
United States-0.25%
Carnival PLC	26	1,181
Ferguson PLC	36	2,700
QIAGEN N.V.(a)	35	1,341
Samsonite International S.A.(c)	203	399
Sims Metal Management Ltd.	26	195
		5,816
Total Common Stocks & Other Equity Interests (Cost $2,494,351)		2,350,544
Money Market Funds-0.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(e) (Cost $1,156)	1,156	1,156
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $2,495,507)		2,351,700
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.04%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)(f)	18,166	18,166

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)(f)	6,196	$ 6,199
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,365)		24,365
TOTAL INVESTMENTS IN SECURITIES-101.09% (Cost $2,519,872)		2,376,065
OTHER ASSETS LESS LIABILITIES-(1.09)%		(25,573)
NET ASSETS-100.00%		$2,350,492
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CHS-CHESS Depositary Interests
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
REGS-Regulation S
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $21,967, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-93.82%
Bahrain-0.09%
Ahli United Bank BSC	2,356	$ 2,229
Brazil-9.33%
Alpargatas S.A., Preference Shares	96	529
Ambev S.A.	2,141	11,454
Atacadao Distribuicao Comercio e Industria Ltda	172	1,070
Azul SA, Preference Shares(a)	101	1,390
B2W Cia Digital(a)	88	887
B3 S.A.–Brasil, Bolsa, Balcao	975	10,933
Banco Bradesco S.A.	505	4,175
Banco Bradesco S.A., Preference Shares	1,977	18,127
Banco BTG Pactual S.A.	122	1,938
Banco do Brasil S.A.	513	6,711
Banco do Estado do Rio Grande do Sul S.A., Class B, Preference Shares	94	587
Banco Santander Brasil S.A.	194	2,209
BB Seguridade Participacoes S.A.	336	2,898
BR Malls Participacoes S.A.	353	1,408
Bradespar S.A., Preference Shares	118	992
Braskem S.A., Class A, Preference Shares(a)	99	896
BRF S.A.(a)	265	2,353
CCR S.A.	544	2,161
Centrais Eletricas Brasileiras S.A.	154	1,612
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	119	1,252
Cia Brasileira de Distribuicao, Preference Shares	76	1,890
Cia de Saneamento Basico do Estado de Sao Paulo	162	2,299
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	87	560
Cia Energetica de Minas Gerais	40	181
Cia Energetica de Minas Gerais, Preference Shares	448	1,684
Cia Paranaense de Energia	12	154
Cia Paranaense de Energia, Class B, Preference Shares	46	601
Cia Siderurgica Nacional S.A.	289	1,270
Cielo S.A.	585	1,126
Cosan S.A.	78	1,055
CVC Brasil Operadora e Agencia de Viagens S.A.	61	825
EDP - Energias do Brasil S.A.	151	774
Embraer S.A.	347	1,781
Energisa S.A.	97	1,273
ENGIE Brasil Energia S.A.	91	1,167
Equatorial Energia S.A.	82	2,059
Fleury S.A.	113	701
Gerdau S.A., Preference Shares	504	1,842
Grendene S.A.	144	291
Guararapes Confeccoes S.A.	32	166
Hapvida Participacoes e Investimentos S.A., REGS(b)	69	767
Hypera S.A.	189	1,516
IRB Brasil Resseguros S.A.	137	3,459
Itau Unibanco Holding S.A., Preference Shares	2,323	21,498
Itausa - Investimentos Itau S.A., Preference Shares	2,153	7,135
Klabin S.A.	374	1,594
Kroton Educacional S.A.	725	2,420
Localiza Rent a Car S.A.	264	3,087
Lojas Americanas S.A.	128	476
Lojas Americanas S.A., Preference Shares	354	1,708
Lojas Renner S.A.	384	4,844
M Dias Branco S.A.	36	374
	Shares	Value
Brazil-(continued)
Magazine Luiza S.A.	36	$ 2,523
Multiplan Empreendimentos Imobiliarios S.A.	141	1,064
Natura Cosmeticos S.A.	87	1,414
Notre Dame Intermedica Participacoes S.A.	185	2,149
Odontoprev S.A.	123	572
Petrobras Distribuidora S.A.	376	2,658
Petroleo Brasileiro S.A.	1,452	11,110
Petroleo Brasileiro S.A., Preference Shares	1,940	13,447
Porto Seguro S.A.	50	692
Raia Drogasil S.A.	112	2,471
Rumo S.A.(a)	545	3,175
Sao Martinho S.A.	83	446
Sul America S.A.	116	1,295
Suzano Papel e Celulose S.A.	282	2,299
Telefonica Brasil S.A., Preference Shares	207	2,877
TIM Participacoes S.A.	374	1,215
Transmissora Alianca de Energia Eletrica S.A.	110	813
Ultrapar Participacoes S.A.	420	2,220
Usinas Siderurgicas de Minas Gerais S.A., Class A, Preference Shares	220	512
Vale S.A.	1,688	22,346
Via Varejo S.A.(a)	204	419
WEG S.A.	359	2,273
YDUQS Part	120	1,094
		223,243
Chile-1.06%
AES Gener S.A.	1,563	394
Aguas Andinas S.A., Class A	1,441	810
Banco de Chile	13,841	1,994
Banco de Credito e Inversiones S.A.	21	1,329
Banco Santander Chile	30,580	2,224
Cencosud S.A.	652	1,293
Cia Cervecerias Unidas S.A.	68	957
Colbun S.A.	3,671	692
Embotelladora Andina S.A., Class B, Preference Shares	100	353
Empresa Nacional de Telecomunicaciones S.A.(a)	63	580
Empresas CMPC S.A.	529	1,246
Empresas COPEC S.A.	234	2,156
Enel Americas S.A.	18,053	2,991
Enel Chile S.A.	12,374	1,126
Engie Energia Chile S.A.	261	462
Itau CorpBanca	87,586	682
LATAM Airlines Group S.A.	145	1,388
Parque Arauco S.A.	312	854
Plaza S.A.	123	291
SACI Falabella	341	2,116
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	48	1,414
		25,352
China-32.59%
3SBio, Inc., REGS(a)(b)(c)	643	1,101
51job, Inc., ADR(a)	12	931
58.com, Inc., ADR(a)	47	2,650
Agile Group Holdings Ltd.	685	891
Agricultural Bank of China Ltd., Class A	1,000	523
Agricultural Bank of China Ltd., Class H	15,157	6,177
Air China Ltd., Class H	895	880
Alibaba Group Holding Ltd., ADR(a)	595	103,000
Alibaba Health Information Technology Ltd.(a)	1,851	1,681
Aluminum Corp.of China Ltd., Class H(a)	2,138	707

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
China-(continued)
Angang Steel Co. Ltd., Class H	741	$ 284
Anhui Conch Cement Co. Ltd., Class H	596	3,483
Anhui Expressway Co. Ltd., Class H	287	175
Anhui Gujing Distillery Co. Ltd., Class B	68	583
ANTA Sports Products Ltd.	585	4,394
Autohome, Inc., ADR(a)	28	2,380
AviChina Industry & Technology Co. Ltd., Class H	1,285	694
BAIC Motor Corp. Ltd., Class H, REGS(b)	1,120	715
Baidu, Inc., ADR(a)	137	15,303
Bank of China Ltd., Class A	500	269
Bank of China Ltd., Class H	37,519	15,338
Bank of Communications Co. Ltd., Class H	3,588	2,626
BBMG Corp., Class H	1,035	304
BeiGene Ltd., ADR(a)	16	2,197
Beijing Capital International Airport Co. Ltd., Class H	916	726
Beijing Enterprises Holdings Ltd.	270	1,326
Beijing Enterprises Water Group Ltd.(a)	2,611	1,384
Beijing Jingneng Clean Energy Co. Ltd., Class H	850	148
Beijing North Star Co. Ltd., Class H	403	152
Bengang Steel Plates Co. Ltd., Class B	200	54
BOE Technology Group Co. Ltd., Class B	530	207
Brilliance China Automotive Holdings Ltd.	1,449	1,596
BYD Co. Ltd., Class H	344	2,167
BYD Electronic International Co. Ltd.	405	643
CAR, Inc.(a)	381	273
Central China Securities Co. Ltd., Class H, REGS(b)	683	146
CGN Power Co. Ltd., Class H, REGS(b)	5,628	1,632
China Agri-Industries Holdings Ltd.	1,220	372
China BlueChemical Ltd., Class H	1,070	295
China Cinda Asset Management Co. Ltd., Class H	4,997	1,098
China CITIC Bank Corp. Ltd., Class H	4,575	2,548
China Coal Energy Co. Ltd., Class H	967	377
China Communications Construction Co. Ltd., Class H	2,207	1,872
China Communications Services Corp. Ltd., Class H	1,111	781
China Conch Venture Holdings Ltd.	820	2,834
China Construction Bank Corp., Class H	46,300	35,902
China Dongxiang Group Co. Ltd.	1,848	229
China Eastern Airlines Corp. Ltd., Class H(a)	823	457
China Everbright Bank Co. Ltd., Class H	1,681	760
China Everbright International Ltd.	1,938	1,721
China Everbright Ltd.	438	583
China Evergrande Group(c)	1,057	2,822
China Foods Ltd.	413	177
China Galaxy Securities Co. Ltd., Class H	1,830	987
China Hongqiao Group Ltd.	1,324	973
China Huarong Asset Management Co. Ltd., Class H, REGS(b)	5,818	989
China International Capital Corp. Ltd., Class H, REGS(b)	582	1,112
China International Marine Containers Group Co. Ltd., Class H	302	287
China Jinmao Holdings Group Ltd.	2,929	1,908
China Life Insurance Co., Ltd., Class H	3,666	9,437
China Literature Ltd., REGS(a)(b)(c)	101	407
China Longyuan Power Group Corp. Ltd., Class H	1,665	1,023
China Machinery Engineering Corp., Class H	552	237
China Medical System Holdings Ltd.	672	647
China Merchants Bank Co. Ltd., Class A	200	1,062
China Merchants Bank Co. Ltd., Class H	1,865	9,351
	Shares	Value
China-(continued)
China Merchants Port Holdings Co. Ltd.	634	$ 1,055
China Merchants Securities Co. Ltd., Class H, REGS(b)	479	557
China Minsheng Banking Corp. Ltd., Class H	3,199	2,215
China Mobile Ltd.	2,608	22,239
China Molybdenum Co. Ltd., Class H	2,133	616
China National Accord Medicines Corp. Ltd., Class B	31	111
China National Building Material Co. Ltd., Class H	1,942	1,727
China Oilfield Services Ltd., Class H	951	1,081
China Overseas Land & Investment Ltd.	1,891	6,498
China Pacific Insurance (Group) Co., Ltd., Class H	1,270	5,468
China Petroleum & Chemical Corp., Class H	12,588	8,137
China Power International Development Ltd.	2,059	518
China Railway Construction Corp. Ltd., Class H	991	1,153
China Railway Group Ltd., Class H	2,009	1,417
China Railway Signal & Communication Corp. Ltd., Class H, REGS(b)	823	552
China Reinsurance Group Corp., Class H	3,507	618
China Resources Beer Holdings Co. Ltd.	791	3,739
China Resources Cement Holdings Ltd.	1,150	1,065
China Resources Gas Group Ltd.	395	2,013
China Resources Land Ltd.	1,318	5,683
China Resources Pharmaceutical Group Ltd., REGS(b)	819	897
China Resources Power Holdings Co. Ltd.	965	1,393
China Shenhua Energy Co. Ltd., Class H	1,658	3,304
China South City Holdings Ltd.	1,400	193
China Southern Airlines Co., Ltd., Class H	881	571
China State Construction International Holdings Ltd.	931	963
China Taiping Insurance Holdings Co. Ltd.	726	2,031
China Telecom Corp. Ltd., Class H	6,751	3,036
China Tower Corp. Ltd., Class H, REGS(b)	23,054	6,008
China Traditional Chinese Medicine Holdings Co. Ltd.	1,225	563
China Unicom Hong Kong Ltd.	2,979	2,915
China Vanke Co., Ltd.	100	418
China Vanke Co., Ltd., Class H	790	2,992
China Yangtze Power Co., Ltd., Class A	100	272
China Zhongwang Holdings Ltd.	604	309
Chongqing Changan Automobile Co. Ltd., Class B	400	169
Chongqing Rural Commercial Bank Co., Ltd., Class H	1,330	700
CIFI Holdings Group Co., Ltd.	1,761	1,136
CIMC Enric Holdings Ltd.	335	244
CITIC Ltd.	2,388	3,173
CITIC Securities Co. Ltd., Class H	1,145	2,217
CNOOC Ltd.	7,831	12,945
COSCO SHIPPING Development Co. Ltd., Class H	2,169	269
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	577	332
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	1,313	493
COSCO SHIPPING Ports Ltd.	918	805
Country Garden Holdings Co. Ltd.	3,625	4,946
Country Garden Services Holdings Co. Ltd.	625	1,522
CRRC Corp. Ltd., Class H	2,058	1,627
CSC Financial Co. Ltd., Class H, REGS(b)	390	283
CSG Holding Co. Ltd., Class B	632	191
CSPC Pharmaceutical Group Ltd.	2,245	3,946
CSSC Offshore and Marine Engineering Group Co. Ltd., Class H(a)	144	134

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
China-(continued)
Ctrip.com International, Ltd., ADR(a)	188	$ 7,328
Dali Foods Group Co. Ltd., REGS(b)	1,079	674
Datang International Power Generation Co. Ltd., Class H	1,647	372
Dazhong Transportation Group Co. Ltd., Class B	400	194
Dongfang Electric Corp. Ltd., Class H	197	119
Dongfeng Motor Group Co. Ltd., Class H	1,500	1,347
ENN Energy Holdings Ltd.	387	4,017
Everbright Securities Co. Ltd., Class H, REGS(b)	134	104
Far East Horizon Ltd.	1,039	970
Fosun International Ltd.	1,211	1,600
Future Land Development Holdings Ltd.	871	740
Fuyao Glass Industry Group Co. Ltd., Class H, REGS(b)	243	742
GCL-Poly Energy Holdings Ltd.(a)	6,506	374
GDS Holdings Ltd., ADR(a)(c)	22	906
Geely Automobile Holdings Ltd.	2,471	3,832
Genscript Biotech Corp.(a)	440	1,090
GF Securities Co. Ltd., Class H(a)	811	919
GOME Retail Holdings Ltd.(a)(c)	5,777	620
Great Wall Motor Co. Ltd., Class H	1,628	1,117
Gree Electric Appliances, Inc. of Zhuhai	100	800
Greentown China Holdings Ltd.	441	334
Guangdong Electric Power Development Co. Ltd., Class B	400	130
Guangdong Investment Ltd.	1,479	3,118
Guangshen Railway Co. Ltd., Class H	832	272
Guangzhou Automobile Group Co. Ltd., Class H	1,583	1,628
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	106	440
Guangzhou R&F Properties Co. Ltd., Class H	502	917
Guotai Junan Securities Co., Ltd., Class H, REGS(b)	341	555
Haidilao International Holding Ltd., REGS(b)	182	709
Haitian International Holdings Ltd.	302	616
Haitong Securities Co., Ltd., Class H	1,742	1,747
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	100	448
Health & Happiness H&H International Holdings Ltd.	68	399
Hengan International Group Co. Ltd.	362	2,740
HengTen Networks Group Ltd.(a)	10,886	207
Hopson Development Holdings Ltd.	361	375
Huadian Fuxin Energy Corp. Ltd., Class H	1,493	278
Huadian Power International Corp. Ltd., Class H	938	394
Huaneng Power International, Inc., Class H	2,119	1,240
Huaneng Renewables Corp. Ltd., Class H	2,643	723
Huatai Securities Co. Ltd., Class H, REGS(b)	902	1,475
Huaxin Cement Co. Ltd., Class B	140	273
Huazhu Group Ltd., ADR	51	1,671
Industrial & Commercial Bank of China Ltd., Class A	500	410
Industrial & Commercial Bank of China Ltd., Class H	38,550	26,101
Industrial Bank Co., Ltd., Class A	200	556
Inner Mongolia Yitai Coal Co. Ltd., Class B	500	507
Innovent Biologics, Inc., REGS(a)(b)	500	1,616
iQIYI, Inc., ADR(a)(c)	66	1,227
JD.com, Inc., ADR(a)	393	11,755
Jiangsu Expressway Co. Ltd., Class H	641	866
Jiangxi Bank Co. Ltd., Class H, REGS(b)	567	346
Jiangxi Copper Co. Ltd., Class H	625	778
Jiayuan International Group Ltd.	585	254
	Shares	Value
China-(continued)
Kingboard Holdings Ltd.	344	$ 856
Kingsoft Corp. Ltd.(a)	435	949
Kunlun Energy Co. Ltd.	1,421	1,247
KWG Group Holdings Ltd.	609	573
Lao Feng Xiang Co. Ltd., Class B	100	350
Lee & Man Paper Manufacturing Ltd.	769	473
Legend Holdings Corp., Class H, REGS(b)	286	676
Legend Holdings Corp., Rts., expiring 12/31/2049(a)(d)	15	0
Li Ning Co. Ltd.	838	2,083
Livzon Pharmaceutical Group, Inc., Class H	96	235
Logan Property Holdings Co. Ltd.	534	816
Longfor Group Holdings Ltd., REGS(b)	826	3,081
Luye Pharma Group Ltd., REGS(b)(c)	800	624
Maanshan Iron & Steel Co. Ltd., Class H	761	292
Meitu, Inc., REGS(a)(b)	953	281
Meituan Dianping, Class B(a)(b)	1,671	13,651
Metallurgical Corp.of China Ltd., Class H	1,253	307
Momo, Inc., ADR	49	1,665
NetEase, Inc., ADR	36	8,310
New China Life Insurance Co., Ltd., Class H	438	2,199
New Oriental Education & Technology Group, Inc., ADR(a)	68	7,093
NIO, Inc., ADR(a)(c)	82	285
Orient Securities Co. Ltd., Class H, REGS(b)	476	292
Peoples Insurance Co. Group of China Ltd. (The), Class H	4,257	1,800
PetroChina Co., Ltd., Class H	10,256	5,450
PICC Property & Casualty Co. Ltd., Class H	3,404	4,075
Pinduoduo, Inc., ADR(a)	56	1,247
Ping An Bank Co., Ltd.	100	205
Ping An Healthcare and Technology Co. Ltd., REGS(a)(b)	81	351
Ping An Insurance (Group) Co. of China Ltd., Class H	2,699	32,204
Poly Property Group Co. Ltd.	832	309
Postal Savings Bank of China Co. Ltd., Class H, REGS(b)(c)	4,788	2,795
Qingdao Port International Co., Ltd., Class H, REGS(b)	574	411
Red Star Macalline Group Corp. Ltd., Class H, REGS(b)	315	276
Shandong Chenming Paper Holdings Ltd., Class B	379	179
Shandong Chenming Paper Holdings Ltd., Class H	280	123
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,122	1,078
Shanghai Bailian Group Co. Ltd., Class B	100	100
Shanghai Baosight Software Co. Ltd., Class B	130	235
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	200	133
Shanghai Electric Group Co. Ltd., Class H	1,483	517
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	286	857
Shanghai Haixin Group Co., Class B	200	83
Shanghai Huayi Group Co. Ltd., Class B	100	79
Shanghai Industrial Holdings Ltd.	239	492
Shanghai Jinjiang International Hotels Development Co., Ltd., Class B	100	194
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	100	100
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	147	168

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
China-(continued)
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	600	$ 707
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	100	171
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	399	771
Shanghai Pudong Development Bank Co., Ltd., Class A	200	345
Shanghai Shibei Hi-Tech Co. Ltd., Class B	200	76
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	100	149
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	480	173
Shenzhen Expressway Co. Ltd., Class H	316	376
Shenzhen International Holdings Ltd.	462	858
Shenzhen Investment Ltd.	1,744	628
Shenzhou International Group Holdings Ltd.	354	4,916
Shimao Property Holdings Ltd.	594	1,658
Sichuan Expressway Co. Ltd., Class H	520	158
Sihuan Pharmaceutical Holdings Group Ltd.	1,956	405
SINA Corp.(a)	31	1,213
Sino Biopharmaceutical Ltd.	3,210	3,970
Sinofert Holdings Ltd.(a)	1,024	115
Sino-Ocean Group Holding Ltd.	1,556	632
Sinopec Engineering Group Co. Ltd., Class H	767	605
Sinopec Oilfield Service Corp., Class H(a)	1,220	143
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,895	663
Sinopharm Group Co. Ltd., Class H	618	2,305
Sinotrans Ltd., Class H	1,019	354
Sinotruk Hong Kong Ltd.	348	517
SOHO China Ltd.	1,087	350
Sunac China Holdings Ltd.	1,090	4,985
Sunny Optical Technology Group Co., Ltd.	335	3,954
TAL Education Group, ADR(a)	157	5,055
Tencent Holdings Ltd.	2,818	132,550
Tianjin Capital Environmental Protection Group Co. Ltd., Class H	197	69
Tongcheng-Elong Holdings Ltd., REGS(a)(b)	165	305
TravelSky Technology Ltd., Class H	503	992
Tsingtao Brewery Co. Ltd., Class H	185	1,090
Vipshop Holdings Ltd., ADR(a)	209	1,588
Weibo Corp., ADR(a)(c)	25	979
Weichai Power Co. Ltd., Class H	997	1,554
Weifu High-Technology Group Co. Ltd., Class B	100	181
WuXi AppTec Co., Ltd., Class H, REGS(b)	100	927
Wuxi Biologics Cayman, Inc., REGS(a)(b)	295	3,179
Xiaomi Corp., Class B, REGS(a)(b)(c)	4,498	5,200
Xinhua Winshare Publishing and Media Co. Ltd., Class H	256	179
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	320	360
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H, REGS(b)	88	162
Yangzijiang Shipbuilding Holdings Ltd.	1,116	1,166
Yanlord Land Group Ltd.	381	362
Yantai Changyu Pioneer Wine Co. Ltd., Class B	100	213
Yanzhou Coal Mining Co. Ltd., Class H	956	850
Yuexiu Property Co. Ltd.	3,258	741
YY, Inc., ADR(a)	21	1,348
Zhaojin Mining Industry Co. Ltd., Class H	601	703
Zhejiang Expressway Co., Ltd., Class H	753	733
	Shares	Value
China-(continued)
ZhongAn Online P&C Insurance Co. Ltd., Class H, REGS(a)(b)	174	$ 393
Zhongsheng Group Holdings Ltd.	308	866
Zhuzhou CRRC Times Electric Co., Ltd., Class H	265	1,275
Zijin Mining Group Co. Ltd., Class H	2,832	1,143
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	859	604
ZTE Corp., Class H(a)	376	1,138
ZTO Express Cayman, Inc., ADR	166	3,262
		779,580
Colombia-0.47%
Almacenes Exito S.A.	105	555
Bancolombia S.A.	140	1,671
Bancolombia S.A., Preference Shares	226	2,832
Corp Financiera Colombiana S.A.(a)	48	394
Ecopetrol S.A.	2,336	2,086
Grupo Aval Acciones y Valores S.A., Preference Shares	2,133	820
Grupo de Inversiones Suramericana S.A.	134	1,404
Grupo de Inversiones Suramericana S.A., Preference Shares	40	386
Interconexion Electrica S.A. ESP	202	1,092
		11,240
Czech Republic-0.19%
CEZ AS	83	1,875
Komercni banka as	38	1,475
Moneta Money Bank AS, REGS(b)	261	902
O2 Czech Republic AS	25	239
		4,491
Egypt-0.21%
Abou Kir Fertilizers & Chemical Industries	110	142
Commercial International Bank Egypt S.A.E.	681	2,974
Eastern Co., S.A.E.	495	469
Egypt Kuwait Holding Co. S.A.E.	237	291
ElSewedy Electric Co.	278	203
Global Telecom Holding S.A.E.(a)	1,319	394
Talaat Moustafa Group	581	349
Telecom Egypt Co.	198	167
		4,989
Greece-0.37%
Alpha Bank AE(a)	657	1,290
Eurobank Ergasias S.A.(a)	1,308	1,283
FF Group(a)(d)	21	0
Hellenic Petroleum S.A.	34	358
Hellenic Telecommunications Organization S.A.	118	1,634
JUMBO S.A.	50	983
Motor Oil Hellas Corinth Refineries S.A.	29	723
Mytilineos Holdings S.A.	49	601
National Bank of Greece S.A.(a)	271	800
OPAP S.A.	103	1,167
		8,839
Hong Kong-0.36%
Alibaba Pictures Group Ltd.(a)	6,576	1,336
Bosideng International Holdings Ltd.	1,015	353
China Gas Holdings Ltd.	946	3,946
Fullshare Holdings Ltd.(a)	4,041	144
Haier Electronics Group Co. Ltd.	624	1,478
Kingboard Laminates Holdings Ltd.	559	466

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Landing International Development Ltd.(a)	799	$ 113
Nine Dragons Paper Holdings Ltd.	849	693
		8,529
Hungary-0.36%
Gedeon Richter Plc	73	1,294
Magyar Telekom Telecommunications PLC(a)	228	333
MOL Hungarian Oil & Gas PLC	211	2,164
OTP Bank Nyrt	117	4,919
		8,710
India-6.58%
Axis Bank Ltd., GDR, REGS(b)	177	8,673
Dr. Reddys Laboratories Ltd., ADR	305	11,227
GAIL (India) Ltd., GDR, REGS(b)	92	971
HDFC Bank Ltd., ADR	233	26,790
Infosys Ltd., ADR	3,778	42,767
Larsen & Toubro Ltd., GDR, REGS(b)	245	4,895
Mahindra & Mahindra Ltd., GDR, REGS(b)	300	2,367
Reliance Industries Ltd., GDR, REGS(b)	823	27,694
Reliance Infrastructure Ltd., GDR, REGS(b)	26	60
State Bank of India, GDR, REGS(a)(b)	173	8,373
Tata Motors Ltd., ADR(a)	993	9,642
Tata Steel Ltd., GDR, REGS(b)	1,016	6,279
Vedanta Ltd., ADR	573	5,002
Wipro Ltd., ADR	665	2,720
		157,460
Indonesia-2.36%
Perusahaan Gas Negara (Persero) Tbk	5,479	801
PT Adaro Energy Tbk	6,659	603
PT Astra Agro Lestari Tbk	228	162
PT Astra International Tbk	9,950	4,969
PT Bank Central Asia Tbk	4,756	10,501
PT Bank Danamon Indonesia Tbk	298	108
PT Bank Mandiri (Persero) Tbk	9,088	5,171
PT Bank Negara Indonesia (Persero) Tbk	3,684	2,227
PT Bank Rakyat Indonesia (Persero) Tbk	26,056	8,328
PT Barito Pacific Tbk	1,976	547
PT Bukit Asam Tbk	1,940	379
PT Bumi Serpong Damai Tbk(a)	3,023	306
PT Charoen Pokphand Indonesia Tbk	3,918	1,502
PT Gudang Garam Tbk	228	1,228
PT Hanjaya Mandala Sampoerna Tbk	4,190	906
PT Indah Kiat Pulp & Paper Corp.Tbk	1,380	736
PT Indocement Tunggal Prakarsa Tbk	669	1,073
PT Indofood CBP Sukses Makmur Tbk	1,116	852
PT Indofood Sukses Makmur Tbk	2,085	1,052
PT Jasa Marga (Persero) Tbk	962	412
PT Kalbe Farma Tbk	10,509	1,102
PT Matahari Department Store Tbk	1,149	306
PT Media Nusantara Citra Tbk	2,860	281
PT Semen Indonesia (Persero) Tbk	1,437	1,320
PT Surya Citra Media Tbk	3,314	367
PT Telekomunikasi Indonesia (Persero) Tbk	22,677	6,957
PT Tower Bersama Infrastructure Tbk	1,136	340
PT Unilever Indonesia Tbk	559	1,739
PT United Tractors Tbk	749	1,332
PT Vale Indonesia Tbk(a)	1,163	251
PT XL Axiata Tbk(a)	2,386	550
		56,408
Isle of Man-0.01%
MAS Real Estate, Inc.	182	259
	Shares	Value
Kuwait-0.86%
Agility Public Warehousing Co. KSC	465	$ 1,225
Boubyan Bank KSCP	437	864
Boubyan Petrochemicals Co. KSCP	196	559
Gulf Bank KSCP	893	933
Humansoft Holding Co. KSC	50	537
Kuwait Finance House KSCP	1,828	4,684
Mobile Telecommunications Co. KSC	1,071	2,034
National Bank of Kuwait SAKP	2,972	9,754
		20,590
Malaysia-2.91%
AirAsia Group Bhd.	790	375
Alliance Bank Malaysia Bhd	488	435
AMMB Holdings Bhd	1,012	1,037
Astro Malaysia Holdings Bhd	775	272
Axiata Group Bhd	2,192	2,672
British American Tobacco Malaysia Bhd.	74	405
CIMB Group Holdings Bhd	3,330	4,100
Dialog Group Bhd	2,193	1,834
DiGi.Com Bhd	1,785	2,163
FGV Holdings Bhd(a)	1,077	295
Fraser & Neave Holdings Bhd	52	435
Gamuda Bhd	1,155	1,038
Genting Bhd	1,132	1,885
Genting Malaysia Bhd.	1,478	1,386
HAP Seng Consolidated Bhd	341	818
Hartalega Holdings Bhd	763	915
Hong Leong Bank Bhd	313	1,362
Hong Leong Financial Group Bhd	120	523
IHH Healthcare Bhd	1,464	2,037
IJM Corp. Bhd	1,476	833
IOI Corp. Bhd	1,554	1,578
IOI Properties Group Bhd.	1,083	331
KLCCP Stapled Group	189	359
Kuala Lumpur Kepong Bhd	230	1,317
Malayan Banking Bhd	2,907	6,094
Malaysia Airports Holdings Bhd	465	946
Maxis Bhd	1,319	1,816
MISC Bhd.	694	1,219
Nestle Malaysia Bhd	29	1,044
Petronas Chemicals Group Bhd.	1,422	2,581
Petronas Dagangan Bhd.	152	866
Petronas Gas Bhd	368	1,434
PPB Group Bhd.	331	1,500
Press Metal Aluminium Holdings Bhd	984	1,085
Public Bank Bhd.	1,524	8,088
QL Resources Bhd	366	609
RHB Bank Bhd	776	1,034
Sime Darby Bhd	1,679	891
Sime Darby Plantation Bhd	1,706	1,906
Sime Darby Property Bhd	1,849	437
Telekom Malaysia Bhd	631	625
Tenaga Nasional Bhd	1,923	6,440
Top Glove Corp. Bhd	861	947
UEM Sunrise Bhd(a)	919	178
Westports Holdings Bhd	555	538
YTL Corp. Bhd	2,413	602
YTL Power International Bhd	1,756	332
		69,617
Mexico-3.01%
Alfa, S.A.B. de C.V., Class A	1,456	1,273
Alpek S.A.B. de C.V.	184	200

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Mexico-(continued)
Alsea S.A.B. de C.V.	274	$ 564
America Movil S.A.B. de C.V., Series L	13,509	9,593
Arca Continental S.A.B. de C.V.	183	983
Banco del Bajio S.A., REGS(b)	363	689
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	840	1,212
Becle S.A.B. de C.V.	288	431
Cemex S.A.B. de C.V., CPO(e)	7,696	2,761
Coca-Cola FEMSA, S.A.B. de C.V., Series L	251	1,557
Concentradora Fibra Danhos S.A.de CV	131	180
El Puerto de Liverpool S.A.B. de C.V., Series C1	104	510
Fibra Uno Administracion S.A. de C.V.	1,497	1,942
Fomento Economico Mexicano, S.A.B. de C.V., CPO(f)	1,035	9,471
GMexico Transportes S.A.B. de C.V.	224	259
Gruma S.A.B. de C.V., Class B	98	907
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	154	957
Grupo Aeroportuario del Pacifico, S.A.B. de C.V., Class B	174	1,763
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	99	1,517
Grupo Bimbo S.A.B. de C.V., Series A	1,195	2,298
Grupo Carso S.A.B. de C.V., Series A1	222	723
Grupo Comercial Chedraui, S.A. de C.V.	175	266
Grupo Elektra S.A.B. de C.V.	33	2,251
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,386	7,045
Grupo Financiero Inbursa S.A.B. de C.V., Class O	1,094	1,356
Grupo Lala S.A.B. de C.V.	325	355
Grupo Mexico S.A.B. de C.V., Class B	1,763	4,355
Grupo Televisa S.A.B., CPO(g)	1,241	2,375
Industrias Bachoco, S.A.B. de C.V., Series B	100	457
Industrias Penoles S.A.B. de C.V.	58	542
Infraestructura Energetica Nova S.A.B. de C.V.	246	959
Kimberly-Clark de Mexico, S.A.B. de C.V., Class A(a)	437	917
Megacable Holdings S.A.B. de C.V., Series CPO(h)	157	675
Mexichem S.A.B. de C.V.	483	893
Nemak S.A.B. de C.V., REGS(b)	346	160
Promotora y Operadora de Infraestructura S.A.B de C.V.	114	1,037
Regional S.A.B. de C.V.(c)	120	580
Telesites S.A.B. de C.V.(a)	676	407
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,538	7,560
		71,980
Pakistan-0.05%
Fauji Fertilizer Co. Ltd.	373	223
Habib Bank Ltd.	400	301
National Bank of Pakistan(a)	294	62
Oil & Gas Development Co. Ltd.	400	317
Pakistan Petroleum Ltd.	345	289
		1,192
Peru-0.07%
Cia de Minas Buenaventura S.A.A., ADR	112	1,707
Philippines-1.40%
Aboitiz Power Corp.	816	568
Alliance Global Group, Inc.	2,129	652
Ayala Corp.	121	2,277
Ayala Land, Inc.	3,474	3,400
Bank of the Philippine Islands	839	1,484
BDO Unibank, Inc.	968	2,796
	Shares	Value
Philippines-(continued)
Bloomberry Resorts Corp.	1,322	$ 298
DMCI Holdings, Inc.	1,649	328
Energy Development Corp.(a)(d)	1,155	0
Globe Telecom, Inc.	15	633
GT Capital Holdings, Inc.	51	929
International Container Terminal Services, Inc.	528	1,401
JG Summit Holdings, Inc.	1,464	1,877
Jollibee Foods Corp.	187	952
LT Group, Inc.	1,106	306
Manila Electric Co.	137	983
Megaworld Corp.	5,931	713
Metro Pacific Investments Corp.	7,448	702
Metropolitan Bank & Trust Co.	735	1,094
PLDT, Inc.	60	1,356
San Miguel Corp.	185	647
San Miguel Food and Beverage, Inc.	339	676
Semirara Mining & Power Corp.	683	309
SM Investments Corp.	235	4,616
SM Prime Holdings, Inc.	4,341	3,114
Universal Robina Corp.	424	1,330
		33,441
Qatar-1.33%
Al Meera Consumer Goods Co. Q.S.C.	30	121
Barwa Real Estate Co.	960	941
Commercial Bank PQSC (The)	940	1,239
Doha Bank QPSC	620	465
Ezdan Holding Group QSC(a)	940	174
Gulf International Services QSC(a)	490	229
Industries Qatar QSC	1,000	3,084
Masraf Al Rayan QSC	1,920	2,020
Mesaieed Petrochemical Holding Co. QPSC	2,180	1,557
Ooredoo QPSC	450	884
Qatar Aluminum Manufacturing Co.	1,410	336
Qatar Electricity & Water Co. QSC	260	1,115
Qatar Fuel Co. QPSC	250	1,452
Qatar Gas Transport Co. Ltd.	1,400	907
Qatar Insurance Co. SAQ	760	728
Qatar International Islamic Bank QSC	220	456
Qatar Islamic Bank SAQ	580	2,621
Qatar National Bank QPSC	2,270	12,164
Qatar Navigation QSC	310	565
United Development Co. QSC	980	374
Vodafone Qatar QSC	965	374
		31,806
Romania-0.07%
NEPI Rockcastle PLC	183	1,674
Russia-4.59%
Gazprom PJSC, ADR	2,613	19,190
LUKOIL PJSC, ADR	234	19,263
Magnit PJSC, GDR, REGS(b)	162	2,349
Magnitogorsk Iron & Steel Works PJSC, GDR, REGS(b)	74	647
MMC Norilsk Nickel PJSC, ADR	246	5,688
Mobile TeleSystems PJSC, ADR	247	2,018
Novatek PJSC, GDR, REGS(b)	53	11,119
Novolipetsk Steel PJSC, GDR, REGS(b)	47	1,110
PhosAgro PJSC, GDR, REGS(b)	60	748
Polyus PJSC, GDR, REGS(b)	29	1,479
Rosneft Oil Co. PJSC, GDR, REGS(b)	593	3,929
Rostelecom PJSC, ADR	75	586
RusHydro PJSC, ADR	2,987	2,569

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Russia-(continued)
Sberbank of Russia PJSC, ADR	1,357	$ 20,287
Severstal PJSC, GDR, REGS(b)	207	3,331
Sistema PJSFC, GDR, REGS(b)	89	343
Surgutneftegas PJSC, ADR	415	2,079
Surgutneftegas PJSC, ADR	391	1,638
Tatneft PJSC, ADR	141	9,839
VTB Bank PJSC, GDR, REGS(b)	1,277	1,702
		109,914
South Africa-7.07%
Absa Group Ltd.	355	3,999
African Rainbow Minerals Ltd.	53	665
Anglo American Platinum Ltd.	29	1,748
AngloGold Ashanti Ltd.	206	3,689
Aspen Pharmacare Holdings Ltd.	194	1,236
Assore Ltd.	21	520
Attacq Ltd.	364	331
AVI Ltd.	159	973
Barloworld Ltd.	101	858
Bid Corp. Ltd.	167	3,535
Bidvest Group Ltd. (The)	172	2,248
Brait S.E.(a)	188	157
Capitec Bank Holdings Ltd.	27	2,248
Clicks Group Ltd.	129	1,859
Coronation Fund Managers Ltd.	138	409
Dis-Chem Pharmacies Ltd., REGS(b)	206	330
Discovery Ltd.	173	1,615
Distell Group Holdings	41	383
Exxaro Resources Ltd.	120	1,417
FirstRand Ltd.	1,561	6,801
Fortress REIT Ltd., Class A	547	824
Fortress REIT Ltd., Class B	432	354
Foschini Group Ltd. (The)	119	1,395
Gold Fields Ltd.	407	2,183
Growthpoint Properties Ltd.	1,497	2,520
Harmony Gold Mining Co. Ltd.(a)	218	568
Hyprop Investments Ltd.	133	654
Impala Platinum Holdings Ltd.(a)	353	1,919
Imperial Logistics Ltd.	84	271
Investec Ltd.	158	914
JSE Ltd.	49	444
KAP Industrial Holdings Ltd.	1,550	564
Kumba Iron Ore Ltd.	27	908
Liberty Holdings Ltd.	62	475
Life Healthcare Group Holdings Ltd.	670	1,073
Massmart Holdings Ltd.	59	213
Momentum Metropolitan Holdings	539	644
Motus Holdings Ltd.	84	437
Mr Price Group Ltd.	123	1,533
MTN Group Ltd.	881	7,007
MultiChoice Group Ltd.(a)	220	2,086
Naspers Ltd., Class N	211	52,214
Nedbank Group Ltd.	203	3,454
Netcare Ltd.	705	833
Northam Platinum Ltd.(a)	183	814
Old Mutual Ltd.	2,446	3,317
Pepkor Holdings Ltd., REGS(b)	363	433
Pick n Pay Stores Ltd.	185	869
Pioneer Foods Group Ltd.	62	451
PSG Group Ltd.	79	1,275
Rand Merchant Investment Holdings Ltd.	366	798
Redefine Properties Ltd.	2,745	1,704
Remgro Ltd.	259	3,273
	Shares	Value
South Africa-(continued)
Resilient REIT Ltd.	170	$ 738
Reunert Ltd.	85	391
RMB Holdings Ltd.	390	2,085
Sanlam Ltd.	883	4,651
Santam Ltd.	22	458
Sappi Ltd.	269	990
Sasol Ltd.	280	6,139
Shoprite Holdings Ltd.	243	2,649
Sibanye Gold Ltd.(a)	1,101	1,415
SPAR Group Ltd. (The)	101	1,313
Standard Bank Group Ltd.	631	7,993
Super Group Ltd.(a)	201	419
Telkom S.A. SOC Ltd.	154	936
Tiger Brands Ltd.	79	1,242
Truworths International Ltd.	216	953
Tsogo Sun Gaming Ltd.	287	284
Tsogo Sun Hotels Ltd.(a)	240	76
Vodacom Group Ltd.	296	2,457
Vukile Property Fund Ltd.	390	519
Woolworths Holdings Ltd.	484	1,878
		169,028
Taiwan-12.57%
Acer, Inc.	1,555	948
Advantech Co. Ltd.	180	1,522
ASE Technology Holding Co. Ltd.	1,703	3,828
Asia Cement Corp.	1,123	1,510
Asustek Computer, Inc.	353	2,520
AU Optronics Corp.	4,650	1,237
Capital Securities Corp.	1,241	379
Catcher Technology Co. Ltd.	373	2,771
Cathay Financial Holding Co. Ltd.	3,860	5,065
Chailease Holding Co. Ltd.	605	2,559
Chang Hwa Commercial Bank Ltd.	3,214	2,253
Cheng Shin Rubber Industry Co. Ltd.	887	1,152
Chicony Electronics Co. Ltd.	308	786
China Airlines Ltd.	1,611	495
China Development Financial Holding Corp.	6,936	2,070
China Life Insurance Co., Ltd.	1,484	1,229
China Motor Corp.	373	307
China Steel Corp.	6,187	4,775
Chunghwa Telecom Co., Ltd.	1,892	6,571
Compal Electronics, Inc.	2,016	1,238
CTBC Financial Holding Co. Ltd.	8,936	5,834
Delta Electronics, Inc.	1,082	5,272
E.Sun Financial Holding Co. Ltd.	5,621	4,700
Eclat Textile Co. Ltd.	96	1,269
Epistar Corp.	501	400
Eternal Materials Co. Ltd.	582	490
Eva Airways Corp.	1,093	513
Evergreen Marine Corp. Taiwan Ltd.	1,192	552
Far Eastern International Bank	1,164	468
Far Eastern New Century Corp.	2,059	1,960
Far EasTone Telecommunications Co. Ltd.	787	1,810
Feng Hsin Steel Co. Ltd.	204	375
Feng TAY Enterprise Co. Ltd.	192	1,287
First Financial Holding Co. Ltd.	4,913	3,697
Formosa Chemicals & Fibre Corp.	1,687	5,154
Formosa Petrochemical Corp.	680	2,318
Formosa Plastics Corp.	2,399	7,754
Formosa Taffeta Co. Ltd.	535	607
Foxconn Technology Co. Ltd.	538	1,113
Fubon Financial Holding Co. Ltd.	3,703	5,144

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Taiwan-(continued)
Giant Manufacturing Co. Ltd.	161	$ 1,235
Globalwafers Co. Ltd.	102	1,104
Hon Hai Precision Industry Co., Ltd.	5,880	14,863
Hotai Motor Co. Ltd.	163	2,362
HTC Corp.(a)	379	474
Hua Nan Financial Holdings Co. Ltd.	4,330	3,057
Innolux Corp.	4,518	1,051
Inventec Corp.	1,466	1,099
Largan Precision Co., Ltd.	51	6,970
Lite-On Technology Corp.	1,041	1,483
MediaTek, Inc.	728	7,363
Mega Financial Holding Co. Ltd.	5,455	5,631
Nan Ya Plastics Corp.	2,821	6,468
Nanya Technology Corp.	421	1,002
Novatek Microelectronics Corp.	276	1,473
OBI Pharma, Inc.(a)	70	339
Oriental Union Chemical Corp.	423	322
Pegatron Corp.	1,052	1,722
Pou Chen Corp.	1,393	1,722
President Chain Store Corp.	280	2,701
Quanta Computer, Inc.	1,327	2,454
Realtek Semiconductor Corp.	247	1,664
Shin Kong Financial Holding Co. Ltd.	5,665	1,647
SinoPac Financial Holdings Co. Ltd.	5,505	2,195
Synnex Technology International Corp.	674	831
Taishin Financial Holding Co. Ltd.	4,924	2,312
Taiwan Business Bank	2,217	955
Taiwan Cement Corp.	2,268	3,260
Taiwan Cooperative Financial Holding Co. Ltd.	4,555	3,076
Taiwan Fertilizer Co. Ltd.	387	597
Taiwan Glass Industry Corp.	939	365
Taiwan High Speed Rail Corp.	1,094	1,464
Taiwan Mobile Co. Ltd.	800	2,817
Taiwan Secom Co. Ltd.	164	458
Taiwan Semiconductor Manufacturing Co., Ltd.	11,858	98,958
Teco Electric and Machinery Co. Ltd.	949	760
TPK Holding Co. Ltd.(a)	183	327
Transcend Information, Inc.	164	359
U-Ming Marine Transport Corp.	246	277
Unimicron Technology Corp.	695	849
Uni-President Enterprises Corp.	2,360	6,132
United Microelectronics Corp.	5,816	2,581
Vanguard International Semiconductor Corp.	479	975
Walsin Lihwa Corp.	1,635	791
Walsin Technology Corp.	255	1,452
Wan Hai Lines Ltd.	423	282
Wistron Corp.	1,497	1,122
Yageo Corp.	203	1,737
Yuanta Financial Holding Co. Ltd.	5,657	3,184
Yulon Motor Co. Ltd.	502	387
Yulon Nissan Motor Co. Ltd.	14	122
		300,763
Thailand-3.84%
Advanced Info Service PCL, NVDR	570	3,948
Airports of Thailand PCL, NVDR	2,219	5,195
Bangkok Bank PCL, Foreign Shares	246	1,452
Bangkok Dusit Medical Services PCL, NVDR	4,584	3,726
Bangkok Expressway & Metro PCL, NVDR	4,219	1,440
Bangkok Life Assurance PCL, NVDR	300	254
Banpu PCL, NVDR	2,260	1,051
Berli Jucker PCL, NVDR	519	873
BTS Group Holdings PCL, NVDR	3,874	1,562
	Shares	Value
Thailand-(continued)
BTS Group Holdings PCL, Wts. expiring 11/29/2019(a)	472	$ 31
Bumrungrad Hospital PCL, NVDR	168	931
Central Pattana PCL, NVDR	1,222	2,910
Charoen Pokphand Foods PCL, NVDR	1,869	1,686
CP ALL PCL, NVDR	2,700	7,616
Delta Electronics Thailand PCL, NVDR	264	455
Digital Telecommunications Infrastructure Fund	2,413	1,373
Electricity Generating PCL, NVDR	139	1,487
Energy Absolute PCL, NVDR	899	1,527
Global Power Synergy PCL, NVDR	187	406
Gulf Energy Development PCL, NVDR	394	1,621
Home Product Center PCL, NVDR	2,785	1,557
Indorama Ventures PCL, NVDR	875	1,166
Intouch Holdings PCL, NVDR	967	2,004
IRPC PCL, NVDR	5,534	864
Kasikornbank PCL, Foreign Shares	606	3,399
Kasikornbank PCL, NVDR	435	2,440
Krung Thai Bank PCL, NVDR	3,030	1,931
Land & Houses PCL, NVDR	3,465	1,273
Minor International PCL, NVDR	1,872	2,450
Minor International PCL, Wts. expiring 9/30/2021(a)	93	17
Muangthai Capital PCL, NVDR	343	675
Osotspa PCL, NVDR	574	686
PTT Exploration & Production PCL, NVDR	714	3,146
PTT Global Chemical PCL, NVDR	1,037	2,040
PTT PCL, NVDR	7,052	10,834
Ratch Group PCL, NVDR	450	988
Siam Cement PCL (The), NVDR	415	5,856
Siam City Cement PCL, NVDR	52	402
Siam Commercial Bank PCL (The), NVDR	1,229	5,495
Siam Makro PCL, NVDR	170	211
Thai Airways International PCL, NVDR	635	213
Thai Oil PCL, NVDR	524	1,176
Thai Union Group PCL, NVDR	1,437	883
TMB Bank PCL, NVDR	10,918	671
Total Access Communication PCL, NVDR	390	742
True Corp. PCL, NVDR	5,752	1,206
		91,869
Turkey-0.80%
Akbank T.A.S.(a)	1,284	1,743
Anadolu Efes Biracilik ve Malt Sanayii A.S.	81	312
Arcelik AS(a)	99	311
Aselsan Elektronik Sanayi Ve Ticaret AS	150	511
BIM Birlesik Magazalar A.S.	212	1,786
Coca-Cola Icecek AS	38	227
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	1,084	238
Enerjisa Enerji AS, REGS(b)	127	138
Enka Insaat ve Sanayi AS	281	308
Eregli Demir ve Celik Fabrikalari TAS	710	949
Ford Otomotiv Sanayi AS	35	385
Haci Omer Sabanci Holding A.S.	409	726
Iskenderun Demir ve Celik AS	78	98
KOC Holding A.S.	444	1,494
Koza Altin Isletmeleri AS(a)	27	276
Petkim Petrokimya Holding AS(a)	473	333
Soda Sanayii A.S.	227	249
TAV Havalimanlari Holding AS	85	384
Tekfen Holding A.S.	88	374
Tofas Turk Otomobil Fabrikasi AS	71	251
Tupras-Turkiye Petrol Rafinerileri A.S.	58	1,460

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Turkey-(continued)
Turk Hava Yollari AO(a)	264	$ 591
Turk Telekomunikasyon AS(a)	305	296
Turkcell Iletisim Hizmetleri AS	529	1,242
Turkiye Garanti Bankasi A.S.(a)	1,051	1,861
Turkiye Halk Bankasi A.S.	335	363
Turkiye Is Bankasi A.S., Class C(a)	628	705
Turkiye Sise ve Cam Fabrikalari AS	352	312
Turkiye Vakiflar Bankasi T.A.O., Class D	436	399
Ulker Biskuvi Sanayi A.S.	88	294
Yapi ve Kredi Bankasi AS(a)	827	406
		19,022
United Arab Emirates-1.13%
Abu Dhabi Commercial Bank PJSC	1,324	3,244
Abu Dhabi Islamic Bank PJSC	359	488
Abu Dhabi National Oil Co.for Distribution PJSC	716	528
Air Arabia PJSC(a)	1,329	405
Aldar Properties PJSC	1,779	1,119
Arabtec Holding PJSC	427	206
DAMAC Properties Dubai Co. PJSC	977	271
Dana Gas PJSC	1,782	505
DP World Ltd.	83	1,278
Dubai Financial Market PJSC	938	241
Dubai Investments PJSC	865	323
Dubai Islamic Bank PJSC	784	1,136
Emaar Development	471	616
Emaar Malls PJSC	1,164	672
Emaar Properties PJSC	1,793	2,699
Emirates Telecommunications Group Co. PJSC	877	4,116
First Abu Dhabi Bank PJSC	2,135	9,230
		27,077
United States-0.14%
JBS S.A.	504	3,335
Total Common Stocks & Other Equity Interests (Cost $2,320,639)		2,244,344
	Shares	Value
Exchange-Traded Funds-5.82%
United States-5.82%
Invesco India ETF(i)	4,119	$ 97,991
iShares MSCI Saudi Arabia ETF	1,269	41,293
Total Exchange-Traded Funds (Cost $146,494)		139,284
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.64% (Cost $2,467,133)		2,383,628
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.47%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(j)(k)	8,391	8,391
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(j)(k)	2,796	2,797
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,188)		11,188
TOTAL INVESTMENTS IN SECURITIES-100.11% (Cost $2,478,321)		2,394,816
OTHER ASSETS LESS LIABILITIES-(0.11)%		(2,667)
NET ASSETS-100.00%		$2,392,149

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
ETF-Exchange-Traded Fund
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REGS-Regulation S
REIT-Real Estate Investment Trust
Rts.-Rights
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $142,712, which represented 5.97% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Each CPO for Megacable Holdings SAB de CV represents two Series shares.
(i)	The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco India ETF	$93,889	$4,876	$(8,439)	$7,733	$(68)	$97,991	$1,202

(j)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for Invesco International Corporate Bond ETF and certain Funds listed below, as of July 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). All of the securities in Invesco International Corporate Bond ETF were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco China Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$58,386,160	$-	$0	$58,386,160
Money Market Funds	1,381,698	-	-	1,381,698
Total Investments	$59,767,858	$-	$0	$59,767,858
Invesco China Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$60,044,561	$-	$77,928	$60,122,489
Money Market Funds	4,387,248	-	-	4,387,248
Total Investments	$64,431,809	$-	$77,928	$64,509,737
Invesco China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$514,905,801	$-	$0	$514,905,801
Money Market Funds	26,119,023	-	-	26,119,023
Total Investments	$541,024,824	$-	$0	$541,024,824
Invesco DWA Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$55,052,477	$127,232,026	$-	$182,284,503
Money Market Funds	6,222,504	-	-	6,222,504
Total Investments	$61,274,981	$127,232,026	$-	$188,507,007
Invesco Frontier Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$49,747,096	$12,414,513	$0	$62,161,609
Money Market Funds	348,210	-	-	348,210
Total Investments	$50,095,306	$12,414,513	$0	$62,509,819
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$183,492,683	$1,051,018,286	$18,683	$1,234,529,652
Money Market Funds	23,653,448	-	-	23,653,448
Total Investments	$207,146,131	$1,051,018,286	$18,683	$1,258,183,100

	Level 1	Level 2	Level 3	Total
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$306,764,182	$-	$11,251	$306,775,433
Money Market Funds	16,131,469	-	-	16,131,469
Total Investments	$322,895,651	$-	$11,251	$322,906,902
Invesco Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$108,791,126	$82,332,705	$100,147	$191,223,978
Money Market Funds	4,232,590	-	-	4,232,590
Total Investments	$113,023,716	$82,332,705	$100,147	$195,456,568
Invesco International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$164,315,067	$-	$0	$164,315,067
Money Market Funds	10,514,922	-	-	10,514,922
Total Investments	$174,829,989	$-	$0	$174,829,989
Invesco MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$97,876,123	$56,699,203	$0	$154,575,326
Exchange-Traded Funds	96,778	-	-	96,778
Money Market Funds	2,874,943	-	-	2,874,943
Total Investments	$100,847,844	$56,699,203	$0	$157,547,047
Invesco S&P Global Dividend Opportunities Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$16,133,185	$12,790,251	$-	$28,923,436
Money Market Funds	1,414,459	-	-	1,414,459
Total Investments	$17,547,644	$12,790,251	$-	$30,337,895
Invesco S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$377,236,056	$266,966,813	$-	$644,202,869
Money Market Funds	6,242,063	-	-	6,242,063
Total Investments	$383,478,119	$266,966,813	$-	$650,444,932
Invesco S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,168,932	$27,498,912	$-	$32,667,844
Money Market Funds	457,227	-	-	457,227
Total Investments	$5,626,159	$27,498,912	$-	$33,125,071
Invesco Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,490,630,712	$-	$3,490,630,712
Money Market Funds	20,311,757	-	-	20,311,757
Total Investments	$20,311,757	$3,490,630,712	$-	$3,510,942,469
Invesco Global Short Term High Yield Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$221,232,620	$0	$221,232,620
Common Stocks & Other Equity Interests	326,733	-	55,838	382,571
Preferred Stocks	-	-	2,954	2,954
Money Market Funds	9,171,589	-	-	9,171,589
Investments Matured	-	835,149	974,465	1,809,614
Total Investments	$9,498,322	$222,067,769	$1,033,257	$232,599,348
Invesco MSCI Emerging Markets Equal Country Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,889,419	$5,215,975	$943	$12,106,337
Exchange-Traded Funds	606,864	-	-	606,864
Money Market Funds	30,043	-	-	30,043
Total Investments	$7,526,326	$5,215,975	$943	$12,743,244

	Level 1	Level 2	Level 3	Total
Invesco S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$342,373,660	$-	$0	$342,373,660
Money Market Funds	788,761	-	-	788,761
Total Investments	$343,162,421	$-	$0	$343,162,421
Invesco S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$306,780,300	$506,994,294	$-	$813,774,594
Money Market Funds	26,638,027	-	-	26,638,027
Total Investments	$333,418,327	$506,994,294	$-	$840,412,621
Invesco S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$585,929	$2,035,710	$-	$2,621,639
Money Market Funds	63,611	-	-	63,611
Total Investments	$649,540	$2,035,710	$-	$2,685,250
Invesco PureBetaSM 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$7,458,911	$-	$7,458,911
Money Market Funds	16,270	-	-	16,270
Total Investments	$16,270	$7,458,911	$-	$7,475,181
Invesco PureBetaSM FTSE Developed ex-North America ETF
Investments in Securities
Common Stocks & Other Equity Interests	$204,181	$2,146,363	$0	$2,350,544
Money Market Funds	25,521	-	-	25,521
Total Investments	$229,702	$2,146,363	$0	$2,376,065
Invesco PureBetaSM FTSE Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,244,344	$-	$0	$2,244,344
Exchange-Traded Funds	139,284	-	-	139,284
Money Market Funds	11,188	-	-	11,188
Total Investments	$2,394,816	$-	$0	$2,394,816